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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05309

First American Investment Funds, Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Charles D. Gariboldi  800 Nicollet Mall, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-677-3863

Date of fiscal year end:   October 31

Date of reporting period:  October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

FIRST AMERICAN FUNDS®	2005 Annual Report

INDEX
FUNDS

TABLE OF CONTENTS

Message to Shareholders	1
Report of Independent Registered Public Accounting Firm	11
Schedule of Investments	12
Statements of Assets and Liabilities	40
Statements of Operations	41
Statements of Changes in Net Assets	42
Financial Highlights	44
Notes to Financial Statements	50
Notice to Shareholders	59

Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

Message to SHAREHOLDERS  December 12, 2005

Dear Shareholders:

We invite you to take a few minutes to review the results of the funds’ most recent fiscal period. Because the funds have changed their fiscal year-end from September 30 to October 31, this report covers the one-month time period from October 1, 2005, through October 31, 2005.

This report includes comparative performance graphs and tables, portfolio commentaries, complete listings of portfolio holdings, and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, firstamericanfunds.com, we provide quarterly performance fact sheets on all First American Funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

/s/ Virginia L. Stringer	/s/ Thomas S. Schreier, Jr.

Virginia L. Stringer	Thomas S. Schreier, Jr.
Chairperson of the Board	President
First American Investment Funds, Inc.	First American Investment Funds, Inc.

Equity Index fund

Investment Objective: to provide investment results that correspond to the performance of the Standard & Poor's 500 Index* ("S&P 500 Index")

How did the fund perform for the fiscal period ended October 31, 2005?

The First American Equity Index Fund (the "fund"), Class Y shares, returned -1.69% for the one-month period ended October 31, 2005 (Class A shares returned -1.70% without taking the sales charge into account). By comparison, the fund's benchmark, the S&P 500 Index, returned -1.67% for the same period.

General economic and market conditions

Broader economic growth continued at a relatively solid pace in October. Indicators for the manufacturing sector suggested robust growth as inventories remained low and recovery and reconstruction activity proceeded following the hurricanes. Companies indicated continued cost pressures from energy and other raw material prices, keeping Fed concerns about inflation intact. This led to an additional 25-basis-point tightening at the November 1 Federal Open Market Committee meeting, giving support to expectations for further short-term rate increases. While activity in the industrial sector remained robust, consumer confidence continued to slump despite gasoline prices falling sharply during the month. Auto sales fell to their lowest monthly pace in more than seven years as the employee discount sales promotions expired. Forward-looking housing market indicators such as mortgage applications for home purchases moved lower, and employment cost data for the third quarter showed the slowest gain in wages in 25 years. Subdued compensation gains suggest that broader inflation should remain well contained in the coming quarters, which will be a key to bringing an eventual end to Fed tightening and should provide a supportive backdrop to the financial markets.

Fund Overview

The fund is invested to replicate the S&P 500 Index as closely as possible with consideration to turnover costs and fees. As a result, the fund performed very similarly to the index. The index includes 500 leading companies in the leading industries of the U.S. economy and covers about 75% of the dollar value of all traded stocks in the U.S. market.

In October, the sectors that performed best during the past 12 months gave back some of their appreciation. Energy stocks fell by more than 9% and utilities by around 6% during this fiscal period. The best performing sector was financials.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Top 10 Holdings as of October 31, 2005[1] (% of net assets)
General Electric	3.3%
Exxon Mobil	3.2%
Microsoft	2.2%
Citigroup	2.1%
Proctor & Gamble	1.7%
Johnson & Johnson	1.7%
Bank of America	1.6%
American International Group	1.5%
Pfizer	1.5%
Altria Group	1.4%

Sector Allocation as of October 31, 2005[1] (% of net assets)
Financials	20.6%
Information Technology	15.5%
Health Care	12.9%
Industrials	11.2%
Consumer Discretionary	10.2%
Consumer Staples	9.7%
Energy	9.4%
Utilities	3.4%
Telecommunication Services	3.0%
Materials	2.9%
Short-Term Investments	0.2%
Other Assets and Liabilities, Net	1.0%
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

Equity Index fund continued

Annual Performance1

	October 31, 2005						September 30, 2005**
	One-				Since Inception					Since Inception
	Month*	1 year	5 years	10 years	2/01/99	9/24/01	1 year	5 years	10 years	2/01/99	9/24/01
Average annual return with sales charge (POP)
Class A	(7.11)%	2.26%	(3.35)%	8.10%	—	—	5.54%	(3.11)%	8.25%	—	—
Class B	(6.69)%	2.34%	(3.35)%	7.90%	—	—	5.86%	(3.10)%	8.06%	—	—
Class C	(2.76)%	6.34%	(3.00)%	—	(0.63)%	—	9.84%	(2.75)%	—	(0.37)%	—
Average annual return without sales charge (NAV)
Class A	(1.70)%	8.19%	(2.25)%	8.71%	—	—	11.69%	(2.00)%	8.86%	—	—
Class B	(1.78)%	7.34%	(2.98)%	7.90%	—	—	10.86%	(2.73)%	8.06%	—	—
Class C	(1.78)%	7.34%	(3.00)%	—	(0.63)%	—	10.84%	(2.75)%	—	(0.37)%	—
Class R	(1.72)%	7.90%	—	—	—	5.73%	11.38%	—	—	—	6.31%
Class Y	(1.69)%	8.41%	(2.01)%	8.98%	—	—	11.92%	(1.76)%	9.13%	—	—
S&P 500 Index[2]	(1.67)%	8.72%	(1.74)%	9.34%	0.74%	6.41%	12.25%	(1.49)%	9.49%	1.00%	7.00%

Value of $10,000 Investment1, 3  as of October 31, 2005

The charts above illustrate the total value of an assumed $10,000 investment in the fund's Class A and Class Y shares (from 9/30/95 to 10/31/05) as compared to the S&P 500 Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

** This table represents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Mutual fund investing involves risk; principal loss is possible.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including a maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

2  An unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held large-cap common stocks.

3  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

Equity Index fund continued

Expense Example

As a shareholder of the Equity Index Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005, to October 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (5/01/05)	Ending Account Value (10/31/05)	Expenses Paid During Period[1] (5/01/05 to 10/31/05)
Class A Actual[2]	$1,000.00	$1,050.10	$3.20
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16
Class B Actual[2]	$1,000.00	$1,045.80	$7.06
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.97
Class C Actual[2]	$1,000.00	$1,046.00	$7.07
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.97
Class R Actual[2]	$1,000.00	$1,048.50	$4.49
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43
Class Y Actual[2]	$1,000.00	$1,051.00	$1.91
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89

1 Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.62%, 1.37%, 1.37%, 0.87%, and 0.37% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2 Based on the actual returns for the six months ended October 31, 2005, of 5.01%, 4.58%, 4.60%, 4.85%, and 5.10% for Class A, Class B, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS Annual Report 2005

Mid Cap Index fund

Investment Objective: to provide investment results that correspond to the performance of the Standard & Poor's MidCap 400 Index* ("S&P MidCap 400 Index")

How did the fund perform for the fiscal period ended October 31, 2005?

The First American Mid Cap Index Fund (the "fund"), Class Y shares, returned -2.17% for the one-month period ended October 31, 2005 (Class A shares returned -2.17% without taking the sales charge into account). By comparison, the fund's benchmark, the S&P MidCap 400 Index, returned -2.15% for the same period.

General economic and market conditions

Broader economic growth continued at a relatively solid pace in October. Indicators for the manufacturing sector suggested robust growth as inventories remained low and recovery and reconstruction activity proceeded following the hurricanes. Companies indicated continued cost pressures from energy and other raw material prices, keeping Fed concerns about inflation intact. This led to an additional 25-basis-point tightening at the November 1 Federal Open Market Committee meeting, giving support to expectations for further short-term rate increases. While activity in the industrial sector remained robust, consumer confidence continued to slump despite gasoline prices falling sharply during the month. Auto sales fell to their lowest monthly pace in more than seven years as the employee discount sales promotions expired. Forward-looking housing market indicators such as mortgage applications for home purchases moved lower, and employment cost data for the third quarter showed the slowest gain in wages in 25 years. Subdued compensation gains suggest that broader inflation should remain well contained in the coming quarters, which will be a key to bringing an eventual end to Fed tightening and should provide a supportive backdrop to the financial markets.

Fund Overview

The fund is invested to replicate the S&P MidCap 400 Index as closely as possible with consideration to turnover costs and fees. As a result, the fund performed very similarly to the index. The index includes stocks that reflect the risk and return characteristics of the broader mid-cap universe. Mid-cap stocks are now being recognized as an independent asset class and the capitalization range of this index covers about 10% of the U.S. equities market.

October saw a reversal in fortunes for the sectors that had performed best during the past 12 months. Utilities fell by more than 7% and the larger energy sector by slightly less than 7% during the fiscal period. The best performing sector was financials – with a barely positive return of 0.5%. In general, mid-cap stocks underperformed large-cap stocks in October, in contrast to their outperformance during the past 12 months.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Top 10 Holdings as of October 31, 2005[1] (% of net assets)
Legg Mason	1.1%
SanDisk	1.0%
Peabody Energy	0.9%
Whole Foods Market	0.9%
PacifiCare Health Systems	0.7%
Chico's FAS	0.7%
Pioneer Natural Resources	0.7%
Noble Energy	0.7%
ENSCO International	0.7%
Smith International	0.7%
Sector Allocation as of October 31, 2005[1] (% of net assets)
Financials	18.7%
Information Technology	15.1%
Consumer Discretionary	14.9%
Industrials	13.8%
Health Care	11.7%
Utilities	7.6%
Energy	7.3%
Materials	5.7%
Consumer Staples	3.4%
Telecommunication Services	0.5%
Short-Term Investments	1.4%
Other Assets and Liabilities, Net	(0.1)%
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

Mid Cap Index fund continued

Annual Performance1

	October 31, 2005						September 30, 2005**
	One-			Since Inception					Since Inception
	Month*	1 year	5 years	11/04/99	11/27/00	9/24/01	1 year	5 years	11/04/99	11/27/00	9/24/01
Average annual return with sales charge (POP)
Class A	(7.52)%	10.63%	5.09%	8.40%	—	—	14.75%	4.79%	8.93%	—	—
Class B	(7.17)%	11.12%	5.20%	8.54%	—	—	15.57%	4.92%	9.09%	—	—
Class C	(3.25)%	15.17%	—	—	—	12.97%	19.60%	—	—	—	13.91%
Average annual return without sales charge (NAV)
Class A	(2.17)%	17.08%	6.28%	9.42%	—	—	21.43%	5.99%	9.97%	—	—
Class B	(2.28)%	16.12%	5.52%	8.65%	—	—	20.57%	5.25%	9.20%	—	—
Class C	(2.27)%	16.17%	—	—	—	12.97%	20.60%	—	—	—	13.91%
Class R	(2.18)%	16.66%	—	—	7.01%	—	21.09%	—	—	7.63%	—
Class Y	(2.17)%	17.33%	6.57%	9.69%	—	—	21.82%	6.27%	10.24%	—	—
S&P MidCap 400 Index[2]	(2.15)%	17.65%	7.32%	10.60%	8.10%	14.73%	22.16%	7.05%	11.17%	8.73%	15.69%

Value of $10,000 Investment1, 3  as of October 31, 2005

The charts above illustrate the total value of an assumed $10,000 investment in the fund's Class A and Class Y shares (from 11/04/99 to 10/31/05) as compared to the S&P MidCap 400 Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

** This table represents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Stocks of mid-capitalization companies may be slightly less volatile than those of small-capitalization companies, but they still involve substantial risk and may be subject to increased volatility and more price fluctuation than large-capitalization companies.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including a maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

On September 24, 2001, the Mid Cap Index Fund became the successor by merger to the Firstar MidCap Index Fund, a series of the Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar MidCap Index Fund.

2  An unmanaged, market value-weighted index of 400 mid-cap companies.

3  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

Mid Cap Index fund continued

Expense Example

As a shareholder of the Mid Cap Index Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005, to October 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (5/01/05)	Ending Account Value (10/31/05)	Expenses Paid During Period[1] (5/01/05 to 10/31/05)
Class A Actual[2]	$1,000.00	$1,111.20	$3.99
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82
Class B Actual[2]	$1,000.00	$1,107.00	$7.97
Class B Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63
Class C Actual[2]	$1,000.00	$1,106.70	$7.97
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63
Class R Actual[2]	$1,000.00	$1,109.60	$5.26
Class R Hypothetical (5% return before expenses)	$1,000.00	$1,020.21	$5.04
Class Y Actual[2]	$1,000.00	$1,112.40	$2.66
Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55

1 Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.75%, 1.50%, 1.50%, 0.99%, and 0.50% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2 Based on the actual returns for the six months ended October 31, 2005, of 11.12%, 10.70%, 10.67%, 10.96%, and 11.24 for Class A, Class B, Class C, Class R, and Class Y, respectively.

FIRST AMERICAN FUNDS Annual Report 2005

Small Cap Index fund

Investment Objective: to provide investment results that correspond to the performance of the Russell 2000 Index*

How did the fund perform for the fiscal period ended October 31, 2005?

The First American Small Cap Index Fund (the "fund"), Class Y shares, returned -3.09% for the one-month period ended October 31, 2005 (Class A shares returned -3.09% without taking the sales charge into account). By comparison, the fund's benchmark, the Russell 2000 Index*, returned -3.10% for the same period.

General economic and market conditions

Broader economic growth continued at a relatively solid pace in October. Indicators for the manufacturing sector suggested robust growth as inventories remained low and recovery and reconstruction activity proceeded following the hurricanes. Companies indicated continued cost pressures from energy and other raw material prices, keeping Fed concerns about inflation intact. This led to an additional 25-basis-point tightening at the November 1 Federal Open Market Committee meeting, giving support to expectations for further short-term rate increases. While activity in the industrial sector remained robust, consumer confidence continued to slump despite gasoline prices falling sharply during the month. Auto sales fell to their lowest monthly pace in more than seven years as the employee discount sales promotions expired. Forward-looking housing market indicators such as mortgage applications for home purchases moved lower, and employment cost data for the third quarter showed the slowest gain in wages in 25 years. Subdued compensation gains suggest that broader inflation should remain well contained in the coming quarters, which will be a key to bringing an eventual end to Fed tightening and should provide a supportive backdrop to the financial markets.

Fund Overview

The fund is invested to replicate the Russell 2000 Index* as closely as possible with consideration to turnover costs and fees. The index includes the traded shares of U.S. companies ranked 1,001 through 3,000 in size, thereby skipping large- and mid-capitalization names in the list of investable companies.

October saw a reversal in fortunes for the sectors that had performed best during the past 12 months. The relatively small (less than 1.5% of the index) telecommunications sector managed a positive return; the best performing sector in October was financials – with a barely positive return of 0.5%. Utilities fell by more than 5% and the larger energy sector by almost 10% during the fiscal period (Of the 90 firms in the energy sector, half lost more the 10%).

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Top 10 Holdings as of October 31, 2005[1] (% of net assets)
Amylin Pharmaceuticals	0.3%
Cimarex Energy	0.3%
Intuitive Surgical	0.3%
Cal Dive International	0.2%
York International	0.2%
Cabot Oil & Gas	0.2%
Hughes Supply	0.2%
Vertex Pharmaceuticals	0.2%
MoneyGram International	0.2%
Level 3 Communications	0.2%

Sector Allocation as of October 31, 2005[1] (% of net assets)
Financials	22.1%
Information Technology	18.0%
Industrials	15.2%
Consumer Discretionary	14.1%
Health Care	12.6%
Energy	6.2%
Materials	4.6%
Consumer Staples	2.8%
Utilities	2.6%
Telecommunication Services	1.4%
Short-Term Investments	0.5%
Other Assets and Liabilities, Net	(0.1)%
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

Small Cap Index fund continued

Annual Performance1

	October 31, 2005						September 30, 2005**
	One-			Since Inception					Since Inception
	Month*	1 year	5 years	12/30/98	12/11/00	9/24/01	1 year	5 years	12/30/98	12/11/00	9/24/01
Average annual return with sales charge (POP)
Class A	(8.43)%	5.29%	5.63%	7.43%	—	—	10.63%	6.40%	8.03%	—	—
Class B	(8.01)%	5.14%	—	—	6.09%	—	10.82%	—	—	6.92%	—
Class C	(4.18)%	9.13%	—	—	—	11.78%	14.84%	—	—	—	12.96%
Average annual return without sales charge (NAV)
Class A	(3.09)%	11.39%	6.83%	8.32%	—	—	17.08%	7.61%	8.93%	—	—
Class B	(3.17)%	10.14%	—	—	6.41%	—	15.82%	—	—	7.24%	—
Class C	(3.21)%	10.13%	—	—	—	11.78%	15.84%	—	—	—	12.96%
Class R	(3.19)%	10.60%	6.64%	8.12%	—	—	16.45%	7.44%	8.75%	—	—
Class Y	(3.09)%	11.24%	7.03%	8.50%	—	—	16.93%	7.81%	9.12%	—	—
Russell 2000 Index[2]	(3.10)%	12.08%	6.75%	8.20%	7.34%	14.28%	17.95%	6.44%	8.81%	8.18%	15.51%

Value of $10,000 Investment1, 3  as of October 31, 2005

The charts above illustrate the total value of an assumed $10,000 investment in the funds Class A and Class Y shares (from 12/30/98 to 10/31/05) as compared to the Russell 2000 Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

** This table represents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger companies, and they may be expected to do so in the future.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including a maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

On September 24, 2001, the Small Cap Index Fund became the successor by merger to the Firstar Small Cap Index Fund, a series of the Firstar Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Small Cap Index Fund. The Firstar Small Cap Index Fund was organized on December 11, 2000, and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

2  An unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

3  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

Small Cap Index fund continued

Expense Example

As a shareholder of the Small Cap Index Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005, to October 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (5/01/05)	Ending Account Value (10/31/05)	Expenses Paid During Period[1] (5/01/05 to 10/31/05)
Class A Actual[2,3]	$1,000.00	$1,117.00	$4.59
Class A Hypothetical (5% return before expenses)[3]	$1,000.00	$1,020.85	$4.38
Class B Actual[2,3]	$1,000.00	$1,112.40	$8.57
Class B Hypothetical (5% return before expenses)[3]	$1,000.00	$1,017.07	$8.19
Class C Actual[2,3]	$1,000.00	$1,112.20	$8.57
Class C Hypothetical (5% return before expenses)[3]	$1,000.00	$1,017.07	$8.19
Class R Actual[2,3]	$1,000.00	$1,115.00	$5.81
Class R Hypothetical (5% return before expenses)[3]	$1,000.00	$1,019.59	$5.55
Class Y Actual[2,3]	$1,000.00	$1,117.40	$3.26
Class Y Hypothetical (5% return before expenses)[3]	$1,000.00	$1,022.11	$3.11

1 Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 0.86%, 1.61%, 1.61%, 1.09%, and 0.61% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2 Based on the actual returns for the six months ended October 31, 2005, of 11.70%, 11.24%, 11.22%, 11.50%, and 11.74% for Class A, Class B, Class C, Class R, and Class Y, respectively.

3 Prior to July 1, 2005, the contractual limitation on annual expenses was 0.93%, 1.68%, 1.68%, 1.18%, and 0.68% for Class A, Class B, Class C, Class R, and Class Y, respectively. Effective July 1, 2005, the contractual limitation on annual expenses for Class A, Class B, Class C, Class R, and Class Y was lowered to 0.83%, 1.58%, 1.58%, 1.08%, and 0.58%, respectively. If this new limitation had been in place during the entire period, actual and hypothetical ending account balances would have been approximately $1,117.16 and $1,021.02 for Class A, $1,112.56 and $1,017.24 for Class B, $1,112.36 and $1,017.24 for Class C, $1,115.05 and $1,019.76 for Class R, and $1,117.56 and $1,022.28 for Class Y, and the actual and hypothetical expenses paid during the period would have been approximately $4.43 and $4.23 for Class A, $8.41 and $8.03 for Class B, $8.41 and $8.03 for Class C, $5.76 and $5.50 for Class R, and $3.10 and $2.96 for Class Y.

FIRST AMERICAN FUNDS Annual Report 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
First American Investment Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Equity Index, Mid Cap Index, and Small Cap Index Funds (series of First American Investment Funds, Inc.) (the "funds") as of October 31, 2005, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designating audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of October 31, 2005 and confirmation of the securities held by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of the funds listed above of the First American Investment Funds, Inc. at October 31, 2005, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated therein in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
December 9, 2005

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Equity Index Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 98.8%
Consumer Discretionary – 10.2%
AutoNation* (a)	36,173	$719
Autozone*	13,125	1,062
Bed Bath & Beyond* (a)	58,819	2,383
Best Buy (a)	85,593	3,788
Big Lots* (a)	22,835	264
Black & Decker	15,533	1,276
Brunswick	18,388	701
Carnival (a)	100,095	4,972
Centex	25,027	1,610
Circuit City Stores	40,995	729
Clear Channel Communications (a)	94,110	2,863
Coach*	74,427	2,395
Comcast, Class A* (a)	440,567	12,261
Cooper Tire & Rubber	12,787	175
D.R. Horton	53,291	1,636
Dana (a)	30,018	225
Darden Restaurants (a)	27,598	895
Dillards, Class A	14,083	292
Dollar General (a)	59,313	1,153
Dow Jones & Company	13,986	474
Eastman Kodak	55,997	1,226
Family Dollar Stores	33,457	741
Federated Department Stores	52,901	3,247
Ford Motor	367,911	3,061
Fortune Brands	28,387	2,157
Gannett (a)	49,620	3,109
Gap (a)	122,611	2,119
General Motors (a)	112,952	3,095
Genuine Parts	34,205	1,518
Goodyear Tire & Rubber* (a)	35,146	550
Harley-Davidson (a)	58,037	2,875
Harrah's Entertainment	31,087	1,880
Hasbro	31,383	591
Hilton Hotels	74,700	1,453
Home Depot (a)	432,577	17,753
International Game Technology	68,211	1,807
Interpublic Group of Companies* (a)	83,383	861
J.C. Penney (a)	52,733	2,700
Johnson Controls	37,051	2,521
Jones Apparel Group	24,075	657
KB HOME	15,477	1,011
Knight-Ridder (a)	13,573	725
Kohl's* (a)	61,656	2,968
Leggett & Platt	37,301	748
Lennar	26,660	1,482
Limited (a)	71,115	1,423
Liz Claiborne (a)	21,466	756
Lowe's (a)	152,088	9,242
Marriott International, Class A (a)	39,875	2,377
Mattel	80,991	1,195
Maytag	16,057	277
McDonald's	249,367	7,880
McGraw-Hill	74,788	3,660
New York Times, Class A (a)	29,239	796
Newell Rubbermaid (a)	53,621	1,233
News	517,445	7,374
Nike, Class B (a)	41,507	3,489

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Nordstrom	43,084	$1,493
Office Depot*	60,512	1,666
Officemax (a)	13,152	369
Omnicom Group (a)	37,010	3,070
Pulte (a)	46,584	1,760
RadioShack	27,952	618
Reebok International	11,811	674
Sears* (a)	20,424	2,456
Sherwin Williams (a)	30,109	1,281
Snap-On	11,404	411
Stanley Works (a)	16,251	779
Staples (a)	147,352	3,349
Starbucks*	158,175	4,473
Starwood Hotels & Resorts Worldwide (a)	40,317	2,356
Target	176,529	9,831
Tiffany & Company	28,852	1,137
Time Warner (a)	920,283	16,409
TJX (a)	93,977	2,023
Tribune (a)	58,698	1,850
Univision Communications, Class A* (a)	50,761	1,327
V.F. (a)	17,291	903
Viacom, Class B (a)	323,512	10,019
Visteon*	25,759	215
Walt Disney (a)	399,525	9,736
Wendy's International (a)	22,220	1,038
Whirlpool (a)	13,104	1,029
Yum! Brands (a)	57,004	2,900
		223,602
Consumer Staples – 9.7%
Alberto-Culver, Class B	16,772	728
Albertson's (a)	73,730	1,851
Altria Group (a)	408,822	30,682
Anheuser-Busch (a)	156,504	6,457
Archer-Daniels-Midland	122,249	2,979
Avon Products (a)	92,777	2,504
Brown-Forman, Class B	9,654	611
Campbell Soup	55,386	1,612
Clorox	30,272	1,638
Coca-Cola	427,830	18,303
Coca-Cola Enterprises	46,810	885
Colgate-Palmolive	104,531	5,536
ConAgra Foods	103,675	2,413
Constellation Brands, CIass A* (a)	32,747	771
Costco Wholesale	98,152	4,747
CVS	156,640	3,824
General Mills	65,169	3,145
H.J. Heinz	68,762	2,441
Hershey Foods (a)	42,740	2,429
Kellogg	56,760	2,507
Kimberly-Clark	93,956	5,340
Kroger*	144,504	2,876
McCormick	27,290	827
Molson Coors Brewing	15,534	958
Pepsi Bottling (a)	38,562	1,096
PepsiCo	332,799	19,662
Procter & Gamble	671,627	37,604
Reynolds American (a)	16,952	1,441
Safeway (a)	89,557	2,083
Sara Lee (a)	154,470	2,757

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
SUPERVALU	26,157	$822
Sysco	130,666	4,170
Tyson Foods, Class A	49,569	882
UST (a)	33,096	1,370
Walgreen (a)	201,148	9,138
Wal-Mart Stores (a)	514,891	24,359
Wrigley, William Jr. (a)	32,787	2,279
		213,727
Energy – 9.4%
Amerada Hess (a)	15,864	1,985
Anadarko Petroleum	47,077	4,270
Apache	65,558	4,185
Baker Hughes	68,088	3,742
BJ Services (a)	64,691	2,248
Burlington Resources	77,013	5,562
ChevronTexaco	448,754	25,610
ConocoPhillips	278,109	18,183
Devon Energy (a)	94,644	5,715
El Paso (a)	128,712	1,527
EOG Resources (a)	47,887	3,246
Exxon Mobil	1,264,462	70,987
Halliburton (a)	101,020	5,970
Kerr-McGee	23,258	1,978
Kinder Morgan	19,005	1,728
Marathon Oil	69,832	4,201
Murphy Oil	30,960	1,450
Nabors Industries* (a)	29,196	2,004
National-Oilwell Varco*	34,364	2,147
Noble (a)	27,137	1,747
Occidental Petroleum (a)	79,549	6,275
Rowan* (a)	21,631	714
Schlumberger (a)	117,694	10,683
Sunoco (a)	26,998	2,011
Transocean*	68,702	3,950
Valero Energy	60,103	6,325
Weatherford International* (a)	28,560	1,788
Williams	114,019	2,543
XTO Energy	72,095	3,133
		205,907
Financials – 20.6%
ACE	55,207	2,876
AFLAC	100,427	4,798
Allstate (a)	137,048	7,235
Ambac Financial Group	21,282	1,509
American Express	229,598	11,427
American International Group	518,329	33,588
Ameriprise Financial	45,895	1,708
AmSouth Bancorp (a)	68,536	1,729
AON	63,480	2,149
Apartment Investment & Management (a)	19,317	742
Archstone-Smith Trust (a)	39,720	1,611
Bank of America (a)	805,161	35,218
Bank of New York	151,739	4,748
BB&T	106,710	4,518
Bear Stearns (a)	21,331	2,257
Capital One Financial (a)	57,625	4,400
Charles Schwab	199,891	3,038
Chubb (a)	36,589	3,402

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Cincinnati Financial	31,228	$1,329
CIT Group	40,266	1,841
Citigroup	1,027,779	47,052
Comerica	34,303	1,982
Compass Bancshares	9,642	470
Countrywide Financial	111,943	3,556
E*TRADE Financial* (a)	73,763	1,368
Equity Office Properties Trust	81,948	2,524
Equity Residential Properties Trust (a)	56,582	2,221
Fannie Mae	191,614	9,106
Federated Investors, Class B	18,964	664
Fifth Third Bancorp (a)	110,109	4,423
First Horizon National	24,596	951
Franklin Resources	35,302	3,120
Freddie Mac	135,159	8,292
Golden West Financial (a)	52,873	3,105
Goldman Sachs Group (a)	88,823	11,225
Hartford Financial Services Group (a)	57,246	4,565
Huntington Bancshares	44,678	1,039
J.P. Morgan Chase	702,878	25,739
Janus Capital Group	46,866	823
Jefferson-Pilot	26,621	1,461
KeyCorp (a)	80,940	2,610
Lehman Brothers Holdings (a)	54,418	6,512
Lincoln National (a)	34,766	1,760
Loew's	29,363	2,730
M & T Bank	16,353	1,759
Marsh & McLennan	104,034	3,033
Marshall & Ilsley	41,898	1,800
MBIA (a)	28,399	1,654
MBNA	253,234	6,475
Mellon Financial	84,229	2,669
Merrill Lynch	185,474	12,008
Metlife	150,264	7,425
MGIC Investment	19,423	1,151
Moody's (a)	53,164	2,832
Morgan Stanley	215,911	11,748
National City	116,950	3,769
North Fork Bancorp (a)	92,911	2,354
Northern Trust	43,317	2,322
Plum Creek Timber (a)	36,341	1,414
PNC Financial Services	54,709	3,321
Principal Financial Group (a)	63,493	3,151
Progressive (a)	39,262	4,547
Prologis (a)	36,299	1,561
Prudential Financial	100,934	7,347
Public Storage (a)	17,769	1,176
Regions Financial	91,917	2,992
SAFECO	24,496	1,364
Simon Property Group (a)	43,883	3,143
SLM	82,404	4,576
Sovereign Bancorp	68,386	1,475
St. Paul Travelers Companies	134,584	6,060
State Street (a)	69,670	3,848
SunTrust Banks	63,926	4,633
Synovus Financial	58,838	1,616
T. Rowe Price Group	24,746	1,621
Torchmark	20,486	1,082
U.S. Bancorp (a) (b)	367,688	10,876

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
UnumProvident	59,458	$1,206
Vornado Realty Trust	19,107	1,548
Wachovia	316,250	15,977
Washington Mutual	195,376	7,737
Wells Fargo	331,745	19,971
XL Capital Limited, Class A (a)	26,674	1,709
Zions Bancorporation (a)	17,532	1,288
		453,659
Health Care – 12.9%
Abbott Laboratories	306,584	13,198
Aetna	58,044	5,140
Allergan (a)	25,514	2,278
AmerisourceBergen (a)	20,704	1,579
Amgen* (a)	247,700	18,766
Applied Biosystems Group - Applera	38,586	936
Bausch & Lomb (a)	10,168	754
Baxter International	119,933	4,585
Becton, Dickinson & Company	49,645	2,519
Biogen IDEC* (a)	67,810	2,755
Biomet	49,780	1,734
Boston Scientific* (a)	138,618	3,482
Bristol-Myers Squibb	381,561	8,078
C.R. Bard	18,857	1,176
Cardinal Health	87,096	5,444
Caremark Rx*	88,299	4,627
Chiron* (a)	23,308	1,029
CIGNA	26,371	3,056
Coventry Health Care*	31,518	1,702
Eli Lilly (a)	221,442	11,026
Express Scripts* (a)	30,156	2,274
Fisher Scientific International* (a)	23,391	1,322
Forest Laboratories, Class A*	68,307	2,590
Genzyme* (a)	48,953	3,539
Gilead Sciences* (a)	84,956	4,014
Guidant	63,551	4,004
HCA	82,102	3,956
Health Management Associates, Class A	46,829	1,003
Hospira*	31,890	1,271
Humana* (a)	31,592	1,402
IMS Health	45,701	1,062
Johnson & Johnson (a)	584,020	36,571
King Pharmaceuticals*	48,290	745
Laboratory Corporation of America Holdings* (a)	27,269	1,316
Manor Care	17,445	650
McKesson HBOC	57,815	2,627
Medco Health Solutions*	60,219	3,402
MedImmune* (a)	48,848	1,709
Medtronic	239,778	13,586
Merck	440,096	12,420
Millipore*	9,798	600
Mylan Laboratories	42,821	823
Patterson Companies* (a)	10,601	439
PerkinElmer	24,887	549
Pfizer	1,483,911	32,260
Quest Diagnostics (a)	35,801	1,672
Schering-Plough	289,049	5,879
St. Jude Medical*	71,755	3,449
Stryker (a)	72,226	2,966
Tenet Healthcare* (a)	90,624	763

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Thermo Electron*	31,731	$958
UnitedHealth Group (a)	254,017	14,705
Watson Pharmaceuticals* (a)	21,406	740
WellPoint Health Networks* (a)	117,353	8,764
Wyeth Pharmaceuticals	262,121	11,680
Zimmer Holdings* (a)	49,354	3,147
		282,721
Industrials – 11.2%
3M (a)	154,501	11,739
Allied Waste Industries* (a)	42,300	344
American Power Conversion	34,006	727
American Standard	35,133	1,336
Apollo Group, Class A*	28,655	1,806
Avery Dennison (a)	21,060	1,193
Boeing (a)	166,087	10,736
Burlington Northern Santa Fe	74,084	4,598
Caterpillar (a)	134,269	7,061
Cendant (a)	208,158	3,626
Cintas	27,037	1,097
Cooper Industries	18,266	1,295
CSX	41,792	1,914
Cummins (a)	8,163	697
Danaher (a)	54,213	2,825
Deere & Company (a)	48,137	2,921
Dover	33,994	1,325
Eaton	29,365	1,728
Emerson Electric	82,646	5,748
Equifax	27,496	948
FedEx (a)	59,331	5,454
Fluor (a)	15,930	1,013
General Dynamics	38,518	4,480
General Electric	2,112,277	71,627
Goodrich (a)	23,494	847
H & R Block	70,435	1,751
Honeywell International	168,145	5,751
Illinois Tool Works (a)	55,320	4,689
Ingersoll-Rand, Class A	67,828	2,563
ITT Industries	18,052	1,834
L-3 Communications Holdings (a)	20,387	1,587
Lockheed Martin (a)	78,702	4,766
Masco (a)	91,661	2,612
Monster Worldwide* (a)	23,223	762
Navistar International*	13,099	360
Norfolk Southern	78,653	3,162
Northrop Grumman	70,478	3,781
Paccar	34,736	2,432
Pall	24,257	635
Parker Hannifin	23,076	1,446
Pitney Bowes	38,108	1,604
R.R. Donnelley & Sons (a)	41,885	1,467
Raytheon	87,167	3,221
Robert Half International (a)	31,248	1,152
Rockwell Automation	33,716	1,792
Rockwell Collins (a)	34,730	1,591
Ryder System	12,363	490
Southwest Airlines	152,814	2,447
Textron	26,777	1,929
Tyco International	403,395	10,646
Union Pacific	51,566	3,567

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
United Parcel Service, Class B (a)	219,781	$16,031
United Technologies (a)	207,356	10,633
W.W. Grainger	17,868	1,197
Waste Management	112,710	3,326
		246,309
Information Technology – 15.5%
ADC Telecommunications* (a)	23,217	405
Adobe Systems (a)	98,097	3,164
Advanced Micro Devices* (a)	76,375	1,773
Affiliated Computer Services, Class A* (a)	25,740	1,393
Agilent Technologies*	96,324	3,083
Altera* (a)	74,820	1,246
Analog Devices (a)	74,042	2,575
Andrew*	31,199	331
Apple Computer* (a)	165,635	9,539
Applied Materials (a)	329,846	5,403
Applied Micro Circuits*	61,906	151
Autodesk	45,864	2,070
Automatic Data Processing	116,989	5,459
Avaya*	95,407	1,099
BMC Software*	44,700	876
Broadcom, Class A* (a)	56,426	2,396
Ciena*	115,533	274
Cisco Systems* (a)	1,279,161	22,321
Citrix Systems* (a)	33,949	936
Computer Associates International (a)	93,331	2,610
Computer Sciences* (a)	36,594	1,875
Compuware*	77,929	630
Comverse Technology* (a)	38,364	963
Convergys* (a)	31,836	517
Corning*	289,799	5,822
Dell*	478,446	15,253
eBay* (a)	218,579	8,656
Electronic Arts* (a)	61,506	3,498
Electronic Data Systems	96,418	2,248
EMC* (a)	480,506	6,708
First Data	159,775	6,463
Fiserv* (a)	37,851	1,653
Freescale Semiconductor* (a)	78,430	1,873
Gateway* (a)	58,312	166
Hewlett-Packard (a)	569,309	15,963
IBM	326,579	26,740
Intel	1,233,240	28,981
Intuit* (a)	36,844	1,692
Jabil Circuit* (a)	38,249	1,142
JDS Uniphase* (a)	329,218	691
KLA-Tencor (a)	38,047	1,761
Lexmark International Group, Class A* (a)	25,030	1,039
Linear Technology	60,190	1,999
LSI Logic* (a)	76,004	616
Lucent Technologies* (a)	884,895	2,522
Maxim Integrated Products	64,240	2,228
Mercury Interactive*	17,732	617
Micron Technology* (a)	119,166	1,548
Microsoft	1,856,818	47,720
Molex	29,071	736
Motorola (a)	479,739	10,631
National Semiconductor (a)	69,884	1,581
NCR* (a)	37,426	1,131

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Network Appliance* (a)	70,964	$1,942
Novell* (a)	76,416	582
Novellus Systems* (a)	29,490	645
NVIDIA* (a)	32,761	1,099
Oracle* (a)	739,278	9,374
Parametric Technology* (a)	54,499	355
Paychex	73,835	2,862
PMC-Sierra* (a)	34,930	248
QLogic*	18,443	556
QUALCOMM	322,664	12,829
Sabre Holdings, Class A (a)	28,147	550
Sanmina - SCI* (a)	105,697	386
Scientific-Atlanta (a)	29,991	1,063
Seagate Escrow Security (c) (d)	44,866	—
Siebel Systems (a)	103,647	1,073
Solectron*	192,285	679
Sun Microsystems* (a)	665,489	2,662
Symantec* (a)	239,086	5,702
Symbol Technologies	47,601	395
Tektronix	16,575	381
Tellabs*	89,731	858
Teradyne* (a)	38,181	517
Texas Instruments	332,787	9,501
Unisys*	65,180	333
Waters*	23,743	860
Xerox* (a)	188,312	2,555
Xilinx (a)	67,993	1,628
Yahoo!* (a)	242,586	8,968
		341,370
Materials – 2.9%
Air Products and Chemicals	44,423	2,543
Alcoa	174,127	4,230
Allegheny Technologies (a)	17,391	499
Ashland	13,167	705
Ball	21,770	857
Bemis (a)	20,893	552
Dow Chemical (a)	191,999	8,805
E.I. DuPont de Nemours	198,969	8,295
Eastman Chemical (a)	14,859	784
Ecolab	43,970	1,455
Engelhard	24,105	656
Freeport-McMoran Copper & Gold, Class B (a)	35,901	1,774
Georgia-Pacific	51,964	1,690
Hercules*	21,657	241
International Flavors & Fragrances	14,130	466
International Paper (a)	98,176	2,865
Louisiana Pacific	21,379	533
MeadWestvaco	35,976	943
Monsanto (a)	53,572	3,376
Newmont Mining (a)	88,941	3,789
NuCor (a)	32,019	1,916
Pactiv*	30,833	607
Phelps Dodge (a)	18,882	2,275
PPG Industries	33,674	2,019
Praxair (a)	64,612	3,192
Rohm & Haas (a)	38,077	1,657
Sealed Air*	16,604	835
Sigma-Aldrich	13,857	883
Temple-Inland	22,847	841

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Equity Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
United States Steel (a)	22,810	$833
Vulcan Materials (a)	19,855	1,291
Weyerhaeuser	46,442	2,942
		64,349
Telecommunication Services – 3.0%
ALLTEL (a)	65,349	4,042
AT&T (a)	160,037	3,166
BellSouth (a)	363,337	9,454
CenturyTel (a)	26,282	860
Citizens Communications (a)	68,497	838
Qwest Communications International*	329,271	1,436
SBC Communications (a)	659,456	15,728
Sprint	574,122	13,383
Verizon Communications	543,993	17,141
		66,048
Utilities – 3.4%
AES*	130,474	2,073
Allegheny Energy* (a)	31,974	904
Ameren (a)	37,666	1,981
American Electric Power (a)	77,252	2,932
Calpine* (a)	129,180	307
CenterPoint Energy (a)	59,827	792
Cinergy	35,544	1,418
CMS Energy* (a)	43,702	652
Consolidated Edison (a)	44,910	2,043
Constellation Energy	32,556	1,784
Dominion Resources (a)	68,015	5,175
DTE Energy (a)	32,839	1,419
Duke Energy (a)	189,585	5,020
Dynegy* (a)	65,194	289
Edison International (a)	63,684	2,787
Entergy	44,663	3,159
Exelon (a)	133,653	6,954
FirstEnergy	64,475	3,063
FPL Group (a)	77,659	3,344
KeySpan	33,653	1,163
NICOR (a)	8,836	346
NiSource	51,307	1,213
People's Energy	2,982	111
PG&E (a)	82,671	3,008
Pinnacle West Capital	17,804	743
PPL	71,590	2,244
Progress Energy (a)	48,150	2,099
Progress Energy-CVO*	7,906	1
Public Service Enterprises	46,418	2,919
Sempra Energy	47,503	2,104
Southern (a)	146,395	5,122
TECO Energy	39,081	676
TXU	50,597	5,098
Xcel Energy (a)	77,029	1,412
		74,355
Total Common Stocks (Cost $1,593,052)		2,172,047
Short-Term Investments – 0.2%
Affiliated Money Market Fund – 0.1%
First American Prime Obligations Fund, Class Z (b) (e)	2,911,322	2,911

Equity Index Fund (concluded)

DESCRIPTION	PAR (000)	VALUE (000)
U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill 3.945%, 03/02/06 (f)	$2,000	$1,974
Total Short-Term Investments (Cost $4,888)		4,885
Investments Purchased with Proceeds from Securities Lending (g) – 22.2% (Cost $487,770)		487,770
Total Investments – 121.2% (Cost $2,085,710)		2,664,702
Other Assets and Liabilities, Net – (21.2)%		(465,549)
Total Net Assets – 100.0%		$2,199,153

*  Non-income producing security

(a)  This security or a portion of this security is out on loan at October 31, 2005. Total loaned securities had a market value of $478,324,792 at October 31, 2005. See note 2 in Notes to Financial Statements.

(b)  Investment in affiliated security. As of October 31, 2005, the market value of these investments was $13,787,533 or 0.6% of total net assets. See notes 3 and 4 in Notes to Financial Statements.

(c)  Security considered illiquid or restricted. As of October 31, 2005, the market value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Security is fair valued. As of October 31, 2005, the fair value of this investment was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(e)  This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(f)  Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of October 31, 2005. See note 2 in Notes to Financial Statements.

(g)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations. See note 2 in Notes to Financial Statements.

CVO – Contingent Value Obligation

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Notional Contract Value (000)	Settlement Month	Unrealized Appreciation (000)
S&P 500 Index Futures Contracts	88	$26,616	December-05	$563

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Mid Cap Index Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 98.7%
Consumer Discretionary – 14.9%
99 Cents Only Stores*	16,863	$163
Abercrombie & Fitch	30,352	1,578
Advanced Auto Parts* (a)	37,785	1,417
Aeropostale* (a)	19,492	381
American Eagle Outfitters (a)	45,330	1,068
American Greetings, Class A (a)	23,170	585
AnnTaylor Stores*	25,120	610
Applebee's International	27,790	609
ArvinMeritor	24,153	387
Bandag	4,042	172
Barnes & Noble	20,314	735
Beazer Homes USA (a)	13,800	800
Belo, Class A (a)	36,539	789
BLYTH	9,189	168
Bob Evans Farms	11,877	266
Borders Group	25,715	505
BorgWarner (a)	19,252	1,116
Boyd Gaming	14,978	618
Brinker International (a)	29,758	1,134
Callaway Golf (a)	24,017	342
CarMax*	36,639	984
Catalina Marketing, Class C (a)	13,847	361
CBRL Group (a)	16,491	572
Cheesecake Factory* (a)	26,650	915
Chico's FAS*	62,310	2,464
Claire's Stores	33,880	883
Corinthian Colleges* (a)	30,990	386
DeVry* (a)	20,186	456
Dollar Tree Stores* (a)	36,964	797
Emmis Communications, Class A*	10,421	204
Entercom Communications* (a)	13,690	395
Foot Locker (a)	53,822	1,046
Furniture Brands International	18,185	330
Gamestop*	19,530	693
Gentex	54,928	1,034
GTECH Holdings	39,950	1,272
Harman International Industries (a)	22,200	2,217
Harte-Hanks	20,053	513
Hovnanian Enterprises, Class A*	12,690	571
International Speedway, Class A	12,364	639
Lear (a)	23,140	705
Lee Enterprises	15,684	615
Media General, Class A	8,204	433
Michaels Stores (a)	46,482	1,538
Modine Manufacturing	11,023	364
Mohawk Industries* (a)	18,214	1,422
O'Reilly Automotive*	35,890	1,012
Outback Steakhouse	22,593	851
Pacific Sunwear of California* (a)	26,190	655
Payless ShoeSource*	23,694	435
PETsMART (a)	49,748	1,169
Pier 1 Imports (a)	29,414	304
Polo Ralph Lauren Corp. (a)	20,770	1,022
Reader's Digest Association, Class A	34,190	524
Regis	15,200	583
Rent-A-Center*	24,400	440
Ross Stores (a)	50,378	1,362

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Ruby Tuesday (a)	22,240	$487
Ryland Group (a)	16,600	1,117
Saks*	49,120	892
Scholastic* (a)	12,806	417
Thor Industries (a)	11,910	389
Timberland, Class A*	19,286	543
Toll Brothers* (a)	39,328	1,452
Tupperware	18,820	432
Urban Outfitters* (a)	37,520	1,063
Valassis Communications* (a)	17,561	549
Washington Post, Class B	1,789	1,333
Westwood One	23,329	432
Williams-Sonoma* (a)	39,953	1,563
		54,278
Consumer Staples – 3.4%
BJ's Wholesale Club* (a)	23,792	678
Church and Dwight	21,394	750
Dean Foods*	51,546	1,863
Energizer Holdings*	24,780	1,251
Hormel Foods	25,120	799
JM Smucker (a)	20,145	921
Lancaster Colony	8,844	355
PepsiAmericas	24,128	563
Ruddick	12,808	282
Smithfield Foods*	30,925	915
Tootsie Roll Industries	8,686	263
Universal	8,756	328
Whole Foods Market (a)	22,934	3,305
		12,273
Energy – 7.3%
Cooper Cameron* (a)	19,318	1,424
Denbury Resources*	19,960	871
ENSCO International (a)	52,641	2,400
FMC Technologies*	24,325	887
Forest Oil* (a)	19,011	830
Grant Prideco* (a)	43,840	1,705
Hanover Compressor*	28,440	366
Helmerich & Payne	18,116	1,004
Newfield Exploration*	43,974	1,993
Noble Energy	60,574	2,426
Overseas Shipholding Group	10,958	522
Patterson-UTI Energy	59,430	2,028
Pioneer Natural Resources	48,933	2,449
Plains Exploration & Production* (a)	27,050	1,055
Pogo Producing (a)	20,588	1,040
Pride International*	50,171	1,408
Smith International (a)	73,224	2,372
Tidewater (a)	21,358	982
Western Gas Resources (a)	19,312	836
		26,598
Financials – 18.7%
A.G. Edwards (a)	26,189	1,108
Allmerica Financial	18,230	695
AMB Property	28,426	1,256
American Financial Group (a)	16,124	551
AmeriCredit* (a)	48,102	1,075
AmerUS Group, Class A (a)	13,404	792
Arthur J. Gallagher (a)	30,243	890

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Associated Banc-Corp (a)	44,336	$1,384
Astoria Financial (a)	33,362	932
Bank of Hawaii	18,139	932
Brown & Brown	19,600	1,065
Cathay General Bancorp	13,580	529
City National (a)	14,301	1,049
Colonial BancGroup	49,114	1,196
Commerce Bancorp (a)	57,084	1,739
Cullen/Frost Bankers (a)	16,770	886
Developers Diversified Realty (a)	38,180	1,668
Eaton Vance	45,950	1,144
Everest Re Group	20,041	1,993
Fidelity National Financial	59,767	2,239
First American (a)	29,573	1,296
FirstMerit (a)	28,888	762
GATX	17,586	657
Greater Bay Bancorp	17,819	447
HCC Insurance Holdings	34,843	1,045
Highwoods Properties (a)	18,150	512
Horace Mann Educators	14,785	287
Hospitality Properties Trust	24,250	963
Independence Community Bank	25,416	1,005
IndyMac Bancorp (a)	21,230	793
Investors Financial Services (a)	23,520	898
Jefferies Group (a)	17,640	749
LaBranche* (a)	19,428	185
Legg Mason	38,404	4,121
Leucadia National	28,693	1,233
Liberty Property Trust (a)	30,120	1,256
Macerich (a)	20,970	1,348
Mack-Cali Realty	19,170	818
Mercantile Bankshares	27,125	1,529
Mercury General	11,470	693
MoneyGram International	30,315	737
New Plan Excel Realty Trust	35,150	808
New York Community Bancorp (a)	81,582	1,319
Ohio Casualty	21,274	580
Old Republic International	62,498	1,619
PMI Group (a)	32,620	1,301
Protective Life	23,800	1,043
Radian Group (a)	30,486	1,588
Raymond James Financial	21,750	740
Rayonier (a)	26,497	1,013
Regency Centers (a)	21,530	1,199
SEI Investments	22,215	862
StanCorp Financial Group	9,733	896
SVB Financial Group* (a)	12,430	618
TCF Financial	43,286	1,173
Texas Regional Bancshares, Class A	12,890	378
United Dominion Realty Trust (a)	47,830	1,058
Unitrin (a)	17,984	827
W.R. Berkley	40,889	1,787
Waddell & Reed Financial	28,794	552
Washington Federal (a)	30,122	693
Webster Financial	18,185	840
Weingarten Realty Investors	29,353	1,044
Westamerica Bancorporation	10,941	583
Wilmington Trust	21,947	832
		67,810

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Health Care – 11.7%
Advanced Medical Optics* (a)	22,177	$791
Apria Healthcare Group*	16,668	385
Barr Pharmaceuticals*	35,621	2,046
Beckman Coulter	21,003	1,035
Cephalon* (a)	19,750	900
Charles River Laboratories International* (a)	24,781	1,084
Community Health Systems* (a)	30,867	1,145
Covance*	21,479	1,045
Cytyc* (a)	39,854	1,010
DENTSPLY International	25,104	1,384
Edwards Lifesciences*	20,354	842
Gen-Probe* (a)	17,780	726
Health Net* (a)	38,533	1,805
Henry Schein*	29,468	1,168
Hillenbrand Industries	19,856	915
INAMED*	12,520	890
Intuitive Surgical* (a)	12,220	1,084
Invitrogen* (a)	18,301	1,164
IVAX*	74,182	2,118
Lifepoint Hospitals* (a)	19,650	768
Lincare Holdings* (a)	34,366	1,404
Martek Biosciences* (a)	11,160	345
Millennium Pharmaceuticals* (a)	106,361	970
Mine Safety Appliances	7,230	303
Omnicare (a)	36,333	1,966
PacifiCare Health Systems*	30,004	2,471
Par Pharmaceutical Companies* (a)	12,020	311
Perrigo (a)	29,660	397
Protein Design Labs* (a)	37,136	1,041
Renal Care*	23,190	1,086
Sepracor* (a)	36,829	2,072
STERIS	23,670	540
Techne*	13,300	721
Triad Hospitals* (a)	30,046	1,236
Universal Health Services (a)	19,976	942
Valeant Pharmaceuticals International	32,304	554
Varian* (a)	11,882	437
Varian Medical Systems* (a)	46,526	2,120
VCA Antech*	26,448	682
Vertex Pharmaceuticals* (a)	32,708	744
		42,647
Industrials – 13.8%
Adesa	31,399	672
AGCO* (a)	30,713	491
AirTran Holdings* (a)	30,760	460
Alaska Air Group* (a)	8,724	275
Alexander & Baldwin (a)	14,917	730
Alliant Techsystems* (a)	12,570	883
AMETEK (a)	24,494	998
Banta	8,610	433
Brinks	19,431	763
C.H. Robinson Worldwide (a)	58,378	2,058
Career Education* (a)	35,136	1,250
Carlisle Companies	10,660	711
ChoicePoint*	30,645	1,295
CNF	17,705	996
Copart*	25,450	595
Corporate Executive Board	14,050	1,161

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Crane	18,100	$560
Deluxe (a)	17,460	582
Donaldson (a)	24,418	763
Dun & Bradstreet*	23,119	1,464
Dycom Industries* (a)	13,479	269
Education Management*	23,168	715
Expeditors International of Washington (a)	36,508	2,215
Fastenal (a)	21,709	1,522
Federal Signal	15,707	255
Flowserve* (a)	19,462	681
Graco (a)	23,680	812
Granite Construction	11,784	402
Harsco	14,737	947
Herman Miller	24,723	678
HNI (a)	17,548	858
Hubbell, Class B	21,555	1,038
ITT Educational Services*	13,080	723
J.B. Hunt Transport Services	45,586	885
Jacobs Engineering Group*	19,944	1,271
JetBlue Airways* (a)	33,082	616
Joy Global (a)	28,110	1,289
Kelly Services, Class A	7,153	198
Kennametal	13,025	666
Korn/Ferry International*	12,737	219
Laureate Education* (a)	16,793	830
Manpower	30,039	1,360
MSC Industrial Direct	15,920	608
Nordson	10,882	404
Pentair	35,790	1,163
Precision Castparts	45,032	2,133
Quanta Services* (a)	40,679	467
Republic Services	42,366	1,498
Rollins	10,986	209
Sequa, Class A*	2,380	147
Sotheby's Holdings, Class A*	13,064	203
SPX (a)	25,226	1,085
Stericycle* (a)	15,330	882
Swift Transportation* (a)	18,038	329
Tecumseh Products, Class A	5,452	110
Teleflex	13,111	868
Thomas & Betts*	19,201	747
Timken	28,400	805
Trinity Industries (a)	13,319	507
United Rentals* (a)	24,599	481
Werner Enterprises	17,805	319
Yellow Roadway* (a)	19,490	886
York International	14,784	830
		50,270
Information Technology – 15.1%
3Com* (a)	129,950	500
Activision*	93,009	1,467
Acxiom	26,966	575
ADTRAN	21,584	653
Advent Software* (a)	6,834	210
Alliance Data Systems* (a)	21,150	752
Amphenol, Class A	31,020	1,240
Anteon International*	10,170	460
Arrow Electronics* (a)	41,384	1,221
Atmel* (a)	150,797	371

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Avnet* (a)	50,883	$1,173
Avocent* (a)	17,064	523
BISYS Group*	41,173	522
Cabot Microelectronics* (a)	8,490	250
Cadence Design Systems* (a)	94,390	1,508
CDW (a)	21,661	1,221
Ceridian*	50,939	1,116
Certegy	21,413	802
CheckFree*	30,239	1,285
Cognizant Technology Solutions*	47,470	2,088
CommScope* (a)	17,277	337
Credence Systems* (a)	32,645	251
Cree* (a)	26,465	636
CSG Systems International* (a)	17,797	418
Cypress Semiconductor* (a)	46,339	630
Diebold	24,250	876
DST Systems*	24,069	1,351
F5 Networks*	13,110	682
Fair Isaac (a)	23,285	972
Fairchild Semiconductor International, Class A* (a)	41,327	636
Gartner, Class A* (a)	21,308	257
Harris	46,842	1,925
Imation	10,443	447
Ingram Micro*	37,670	682
Integrated Device Technology* (a)	67,855	670
International Rectifier*	22,958	679
Intersil, Class A	52,893	1,204
Jack Henry & Associates	27,580	496
KEMET*	29,836	206
Lam Research*	47,048	1,587
Lattice Semiconductor* (a)	38,846	170
Macromedia*	26,486	1,163
Macrovision*	17,037	321
McAfee*	57,208	1,718
McDATA, Class A*	55,552	267
MEMC Electronic Materials* (a)	54,150	971
Mentor Graphics* (a)	26,152	216
Micrel* (a)	22,694	227
Microchip Technology (a)	72,134	2,176
MPS Group*	35,725	445
National Instruments	19,082	456
Newport*	14,040	183
Plantronics	16,557	494
Plexus*	14,781	261
Polycom* (a)	33,289	509
Powerwave Technologies* (a)	38,570	432
Reynolds & Reynolds, Class A	17,782	472
RF Micro Devices*	66,156	347
RSA Security*	23,832	272
SanDisk* (a)	62,926	3,706
Semtech* (a)	25,564	386
Silicon Laboratories* (a)	13,190	424
SRA International, Class A*	12,080	396
Sybase* (a)	31,310	697
Synopsys* (a)	49,616	940
Tech Data* (a)	19,903	689
Transaction Systems Architects, Class A* (a)	11,893	321
TriQuint Semiconductor*	47,131	198
UTStarcom* (a)	35,010	193

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Mid Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Vishay Intertechnology*	62,241	$706
Western Digital* (a)	74,630	903
Wind River Systems* (a)	26,493	347
Zebra Technology, Class A* (a)	24,880	1,073
		54,958
Materials – 5.7%
Airgas	24,400	690
Albemarle	13,177	462
Arch Coal (a)	22,050	1,699
Bowater (a)	19,061	505
Cabot	21,389	730
Chemtura Corp.	83,200	890
Cytec Industries	14,081	582
Ferro	14,467	258
FMC* (a)	13,213	719
Glatfelter	10,670	145
Longview Fibre	17,660	332
Lubrizol	23,465	976
Lyondell Chemical (a)	68,383	1,833
Martin Marietta Materials (a)	15,961	1,259
Minerals Technologies (a)	7,081	379
Olin (a)	24,060	430
Packaging Corporation of America	23,124	469
Peabody Energy (a)	44,158	3,451
Potlatch (a)	10,253	459
RPM	40,190	748
Scotts	7,780	683
Sensient Technologies	16,739	296
Sonoco Products (a)	33,805	957
Steel Dynamics	13,890	430
Valspar (a)	35,216	777
Worthington Industries (a)	24,570	494
		20,653
Telecommunication Services – 0.5%
Cincinnati Bell*	83,996	333
Telephone & Data Systems	17,052	645
Telephone & Data Systems Special Shares (a)	18,332	663
		1,641
Utilities – 7.6%
AGL Resources	25,680	904
Alliant Energy	39,572	1,047
Aqua America	33,740	1,143
Aquila* (a)	130,647	463
Black Hills (a)	11,210	466
DPL (a)	44,490	1,147
Duquesne Light Holdings (a)	26,329	439
Energy East	51,876	1,237
Equitable Resources	41,582	1,607
Great Plains Energy (a)	25,678	737
Hawaiian Electric Industries	27,838	734
IDACORP (a)	14,406	416
MDU Resources Group (a)	41,542	1,370
National Fuel Gas	25,823	778
Northeast Utilities	43,974	800
NSTAR	37,522	1,021
OGE Energy (a)	27,980	721
ONEOK (a)	35,420	1,018
Pepco Holdings	65,450	1,407

Mid Cap Index Fund (concluded)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
PNM Resources (a)	24,307	$616
Puget Energy	34,240	734
Questar	28,889	2,275
SCANA	38,501	1,527
Sierra Pacific Resources*	63,240	819
Vectren	26,242	712
Westar Energy (a)	29,748	657
WGL Holdings	15,725	489
Wisconsin Energy (a)	40,913	1,548
WPS Resources (a)	13,302	726
		27,558
Total Common Stocks (Cost $297,980)		358,686
Short-Term Investments – 1.4%
Affiliated Money Market Fund – 1.0%
First American Prime Obligations Fund, Class Z (b)	3,641,260	3,641
U.S. Treasury Obligation – 0.4%
U.S. Treasury Bill 3.945%, 03/02/06 (c)	$1,500	1,480
Total Short-Term Investments (Cost $5,121)		5,121
Investments Purchased with Proceeds from Securities Lending (d) – 37.1% (Cost $134,979)		134,979
Total Investments – 137.2% (Cost $438,080)		498,786
Other Assets and Liabilities, Net – (37.2)%		(135,392)
Total Net Assets – 100.0%		$363,394

*  Non-income producing security

(a)  This security or a portion of this security is out on loan at October 31, 2005. Total loaned securities had a market value of $132,363,422 at October 31, 2005. See note 2 in Notes to Financial Statements.

(b)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(c)  Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of October 31, 2005. See note 2 in Notes to Financial Statements.

(d)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations. See note 2 in Notes to Financial Statements.

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Notional Contract Value (000)	Settlement Month	Unrealized Depreciation (000)
S&P Mid Cap 400 Futures Contracts	11	$3,867	December-05	$(11)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Small Cap Index Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 99.6%
Consumer Discretionary – 14.1%
1-800 Contacts*	1,234	$22
1-800 Flowers*	3,802	26
4Kids Entertainment*	2,378	41
99 Cents Only Stores*	6,630	64
A.C. Moore Arts & Crafts*	2,361	32
Aaron Rents (a)	5,756	113
ADVO	4,703	116
Aeropostale* (a)	8,223	161
AFC Enterprises	3,130	36
Aftermarket Technology*	2,299	42
Alliance Gaming* (a)	7,707	83
Alloy* (a)	5,567	26
Ambassadors Group	2,736	71
American Axle & Manufacturing Holdings (a)	5,800	126
America's Car-Mart*	1,455	24
Ameristar Casinos	3,556	76
Andersons	1,050	37
Arbitron	4,749	178
Arctic Cat	2,013	38
ArvinMeritor	10,190	163
Asbury Automotive Group*	1,925	33
Audible* (a)	3,730	39
Avatar Holdings*	796	45
Aztar* (a)	5,061	152
Bandag	1,669	71
Bassett Furniture	1,509	28
Beasley Broadcast Group*	593	9
Big 5 Sporting Goods	3,057	68
Big Lots* (a)	16,090	186
BJs Restaurants*	1,863	40
Blair	372	14
Blockbuster, Class A (a)	27,580	126
Blount International*	3,390	54
Blue Nile*	1,720	62
Bluegreen*	2,940	45
BLYTH	3,320	61
Bob Evans Farms	5,325	119
Bombay Company* (a)	6,108	25
Bon-Ton Stores	630	13
Brookfield Homes	2,105	105
Brown Shoe	2,753	89
Buckle	1,128	42
Buffalo Wild Wings* (a)	980	27
Build-A-Bear Workshop* (a)	1,550	37
Building Materials Holding	2,097	178
Burlington Coat Factory	2,412	93
Cabelas* (a)	3,740	61
Cache*	1,640	26
California Coastal Communities*	1,240	44
California Pizza Kitchen*	3,232	103
Callaway Golf (a)	10,952	156
Carmike Cinemas	1,501	33
Carters* (a)	2,460	155
Casual Male Retail Group*	4,826	28
Catalina Marketing, Class C (a)	7,506	196
Cato, Class A	4,527	90
CEC Entertainment* (a)	5,045	171

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Champion Enterprise* (a)	10,995	$153
Charles & Colvard (a)	1,852	43
Charlotte Russe Holding* (a)	1,995	35
Charming Shoppes* (a)	17,197	193
Charter Communications, Class A* (a)	45,385	54
Cherokee	1,176	41
Children's Place Retail Stores*	3,012	129
Christopher & Banks	5,402	72
Churchill Downs	1,126	36
Citadel Broadcasting	6,440	89
Citi Trends* (a)	600	17
CKE Restaurants	8,892	113
Coachmen Industries	2,427	29
Coldwater Creek* (a)	5,166	139
Comstock Homebuilding, Class A*	680	11
Conns* (a)	720	21
Cooper Tire & Rubber	9,293	127
Corinthian Colleges*	13,220	164
Cost Plus*	3,300	51
Courier	1,652	54
Cox Radio* (a)	4,160	59
Crown Media Holdings, Class A*	2,509	27
CSK Auto*	6,812	103
CSS Industries	972	33
Cumulus Media, Class A*	8,412	102
Dave & Busters*	1,905	26
Deb Shops	297	8
Deckers Outdoor* (a)	1,540	26
Denny's*	14,060	56
Design Within Reach*	730	6
DeVry* (a)	8,280	187
DHB Industries*	4,093	12
Dixie Group*	1,700	23
Dominos Pizza	3,770	90
Dover Downs Gaming & Entertainment	1,201	15
Dover Motorsports	2,461	15
Dress Barn* (a)	3,171	84
Drew Industries*	2,448	71
Drugstore.com*	10,574	34
DSW*	1,050	22
Earle M. Jorgensen*	2,810	24
Emmis Communications, Class A*	4,845	95
Entercom Communications*	5,180	150
Entravision Communications*	9,400	77
Escala Group* (a)	870	14
Escalade	1,350	18
Ethan Allen Interiors (a)	5,250	178
Finish Line, Class A	6,036	94
Fisher Communications*	1,039	51
Fleetwood Enterprises* (a)	8,977	99
Fossil*	7,030	110
Fred's (a)	6,004	89
FTD Group*	2,270	25
Furniture Brands International	7,120	129
Gamestop, Class A*	1,392	49
Gamestop, Class B*	6,350	205
Gaylord Entertainment*	5,591	221
Gemstar-TV Guide International*	35,330	92
Genesco*	3,344	123

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Goody's Family Clothing	2,726	$26
Gray Television	6,555	59
Great Wolf Resorts*	3,890	34
Group 1 Automotive*	3,042	84
GSI Commerce*	4,025	64
Guess?*	2,557	69
Guitar Center* (a)	3,708	193
Gymboree*	4,474	79
Handleman (a)	3,444	41
Harris Interactive*	7,435	31
Hartmarx*	3,910	27
Haverty Furniture	2,794	34
Hayes Lemmerz International* (a)	4,690	18
Hibbett Sporting Goods*	5,268	138
Hollinger International	9,630	84
Hooker Furniture	1,180	17
Hot Topic*	6,762	101
IHOP	3,022	143
Innovo Group*	3,980	5
Insight Communications*	7,513	86
Insight Enterprises*	7,028	144
Interface, Class A*	6,548	51
Isle of Capri Casinos* (a)	2,049	44
J. Jill Group*	3,049	39
Jack in the Box* (a)	5,500	163
JAKKS Pacific*	3,844	71
Jarden* (a)	7,590	256
Jo-Ann Stores*	3,244	47
JOS A Bank Clothiers*	1,761	72
Journal Communications	3,490	49
Journal Register	6,317	101
K2*	6,823	68
Kellwood (a)	3,984	87
Kenneth Cole Productions	1,433	36
Keystone Automotive Industries*	2,470	71
Kimball International	1,208	13
Krispy Kreme Doughnuts* (a)	8,330	39
K-Swiss, Class A	3,774	115
La Quinta* (a)	28,164	235
Landry's Restaurants	2,484	68
La-Z-Boy (a)	7,720	91
LeapFrog Enterprises* (a)	4,720	71
Levitt, Class A	2,640	52
Libbey	2,088	24
Liberty	2,221	103
Life Time Fitness*	2,940	109
Lifetime Brands	1,090	25
Lin TV, Class A*	4,085	52
Linens 'N Things* (a)	6,655	167
Lithia Motors	2,214	60
LKQ*	2,340	71
LodgeNet Entertainment*	2,502	33
Lodgian*	3,520	36
Lone Star Steakhouse & Saloon	1,914	49
Luby's*	3,540	45
M/I Homes	1,782	80
Magna Entertainment* (a)	5,503	37
Maidenform Brands*	750	9
Marcus	3,007	66

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Marine Products	2,229	$21
MarineMax*	2,002	49
Martha Stewart Living* (a)	3,029	52
Maytag	11,470	198
McCormick & Schmicks Seafood Restaurant*	1,220	27
Media General, Class A	2,750	145
Mediacom Communications*	9,314	54
Mestek*	30	—
Midas*	2,657	52
Mikohn Gaming*	3,550	37
Modine Manufacturing	4,111	136
Monaco Coach (a)	4,491	55
Monarch Casino & Resort*	1,370	27
Monro Muffler Brake	1,607	48
Morningstar*	1,340	39
Movado Group	2,616	46
Movie Gallery (a)	3,778	26
MTR Gaming Group*	3,988	27
Multimedia Games* (a)	4,058	40
National Presto Industries	683	30
Nautilus Group (a)	4,937	90
Navarre* (a)	3,820	17
Netflix* (a)	5,320	141
New York & Company*	1,740	24
Noble International	1,090	26
NutriSystems* (a)	3,430	103
Oakley (a)	3,555	53
O'Charley's*	3,646	50
Outdoor Channel Holdings*	1,080	17
Overstock.com* (a)	1,674	56
Oxford Industries (a)	2,004	99
P.F. Chang's China Bistro* (a)	4,120	188
Pacific Sunwear of California* (a)	10,910	273
Palm Harbor Homes*	1,631	30
Papa John's International* (a)	1,868	97
Party City*	1,966	32
Payless ShoeSource*	9,632	177
Pep Boys – Manny, Moe & Jack	8,033	111
Perry Ellis International*	915	19
PETCO Animal Supplies*	8,270	157
Phillips Van-Heusen	4,153	118
Pier 1 Imports (a)	11,840	122
Pinnacle Entertainment*	5,808	110
Playboy Enterprises, Class B*	3,361	51
Prestige Brand Holdings*	4,070	49
Priceline.com*	3,705	70
PRIMEDIA*	22,870	48
ProQuest*	3,687	109
Provide Commerce* (a)	1,240	30
Quantum Fuel Systems Technologies Worldwide* (a)	7,070	24
R&B*	1,580	18
Radio One*	12,150	143
RARE Hospitality International*	5,647	173
RC2*	2,611	91
RCN*	3,540	72
Reader's Digest Association, Class A	14,290	219
Red Robin Gourmet Burgers*	2,055	99
Regent Communication*	5,086	26
Regis	6,320	242

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Rent-Way*	4,504	$28
Restoration Hardware*	4,524	27
Retail Ventures* (a)	2,280	24
Riviera Holdings*	1,310	22
Ruby Tuesday (a)	8,800	193
Russ Berrie and Company	525	7
Russell	4,921	67
Ruth's Chris Steak House*	810	14
Ryans Restaurant Group*	6,026	64
Saga Communications, Class A*	2,553	32
Salem Communications*	1,648	31
Sauer-Danfoss	1,467	28
Scholastic* (a)	4,830	157
Select Comfort*	5,442	119
Sharper Image* (a)	2,014	21
Shoe Carnival*	1,267	21
Shopko*	4,346	125
Shuffle Master* (a)	5,099	129
Sinclair Broadcast Group, Class A	6,614	55
Six Flags* (a)	13,799	102
Skechers USA*	3,409	43
Skyline	994	40
Sonic Automotive, Class A	4,270	94
Source Interlink Companies*	3,422	35
Spanish Broadcasting System* (a)	5,530	34
Speedway Motorsports	2,240	79
Sports Authority* (a)	3,770	105
Stage Stores	3,984	110
Stamps.com*	2,350	47
Standard Motor Products	2,075	17
Stanley Furniture	1,924	41
Steak 'N Shake*	4,109	76
Stein Mart	3,746	69
Steinway Musical Instruments*	1,153	31
Steven Madden*	1,987	51
Strattec Security*	639	30
Stride Rite	5,369	70
Sturm, Ruger & Company	2,228	16
Sunterra* (a)	2,790	34
Superior Industries International	3,222	66
SYMS	30	—
Systemax*	1,656	12
Talbots	2,900	76
TBC*	3,221	111
Technical Olympic USA	1,981	42
Tenneco Automotive*	6,681	110
Texas Roadhouse, Class A* (a)	5,040	79
Thomas Nelson	1,724	37
Thor Industries (a)	5,128	167
TiVo* (a)	8,821	43
Too*	4,930	140
Tractor Supply* (a)	4,714	229
Trans World Entertainment*	2,939	19
Triarc, Class B	6,144	91
Tuesday Morning	3,901	94
Tupperware	7,614	175
UniFirst	1,348	47
United Auto Group	3,319	112
Universal Electronics*	2,396	42

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Vail Resorts*	3,909	$131
Valassis Communications* (a)	7,050	220
ValueVision Media* (a)	3,124	31
Visteon	18,479	154
Warnaco Group, Class A*	7,092	161
WCI Communities* (a)	4,981	125
WESCO International* (a)	4,792	190
West Marine*	1,959	27
Wet Seal, Class A*	6,680	35
Weyco Group	36	1
William Lyon Homes* (a)	382	45
Wilsons The Leather Experts*	2,930	15
Winnebago Industries (a)	4,498	132
WMS Industries* (a)	3,334	84
Wolverine World Wide	8,301	174
World Wrestling Entertainment	471	6
Worldspace*	800	10
WPT Enterprises*	890	6
Xerium Technologies	2,130	22
Yankee Candle	6,640	150
Zale* (a)	7,332	206
Zumiez*	490	17
		23,599
Consumer Staples – 2.8%
Alico	606	27
Alliance One International	12,262	31
American Italian Pasta (a)	2,754	18
Arden Group, Class A	224	17
Boston Beer, Class A* (a)	450	12
Casey's General Stores (a)	7,364	159
Central European Distribution* (a)	2,009	80
Central Garden & Pet*	2,771	119
Chattem*	2,677	88
Chiquita Brands International (a)	6,366	176
Coca-Cola Bottling	678	31
Corn Products International (a)	10,862	259
Darling International*	11,339	39
Delta & Pine Land	5,387	134
Elizabeth Arden*	3,848	83
Farmer Brothers	1,160	23
Flowers Foods	7,508	220
Gold Kist*	7,080	122
Great Atlantic & Pacific Tea*	2,715	76
Green Mountain Coffee Roasters*	680	29
Hain Celestial Group* (a)	4,433	86
Hansen Natural* (a)	2,060	104
Ingles Markets, Class A	1,760	28
Inter Parfums (a)	654	10
J&J Snack Foods	1,076	61
John B. Sanfilippo & Son*	1,075	20
Lancaster Colony	3,750	150
Lance	4,410	77
Longs Drug Stores	4,466	186
M & F Worldwide*	1,545	26
Mannatech (a)	2,440	22
Maui Land & Pineapple*	562	15
Nash-Finch	1,921	60
National Beverage*	1,340	10
Natures Sunshine Product	1,657	32

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
NBTY* (a)	7,940	$159
Nu Skin Enterprises (a)	8,072	136
Pantry*	2,249	87
Parlux Fragrances* (a)	980	23
Pathmark Stores*	6,213	61
Peets Coffee & Tea* (a)	2,026	67
Performance Food Group* (a)	5,590	154
Playtex Products*	5,970	80
Ralcorp Holdings*	4,467	174
Reddy Ice Holdings	300	7
Revlon*	21,882	64
Ruddick	5,005	110
Sanderson Farms	2,226	77
Seaboard	52	74
Smart & Final*	2,148	27
Spartan Stores*	3,220	32
Star Scientific*	5,069	14
Tiens Biotech Group USA*	720	3
Tootsie Roll Industries	2,950	89
Topps	6,087	44
United Natural Foods* (a)	6,462	182
Universal	3,622	136
Usana Health Sciences* (a)	1,546	68
Vector Group	3,937	79
WD-40 Company	2,524	69
Weis Markets	1,140	44
Wild Oats Markets*	4,815	54
		4,744
Energy – 6.2%
Alon USA Energy*	890	17
Atlas America*	1,731	81
ATP Oil & Gas* (a)	2,810	89
Atwood Oceanics* (a)	2,024	143
Berry Petroleum, Class A	2,459	147
Bill Barrett* (a)	1,490	47
Bois D' Arc Energy*	2,100	30
Brigham Exploration*	4,350	62
Bronco Drilling*	290	7
Cabot Oil & Gas	7,216	330
Cal Dive International* (a)	5,554	342
Callon Petroleum*	2,150	39
Carbo Ceramics	3,069	182
Carrizo Oil & Gas*	2,910	75
Cheniere Energy* (a)	6,920	258
Cimarex Energy* (a)	11,806	464
Clayton Williams Energy*	869	33
Comstock Resources*	5,988	180
Crosstex Energy	360	24
Delta Petroleum* (a)	3,480	61
Dril-Quip*	1,115	46
Edge Petroleum*	2,240	54
Encore Acquisition*	6,200	213
Endeavour International* (a)	8,740	34
Energy Partners*	4,303	109
Foundation Coal Holdings (a)	3,410	128
Frontier Oil	8,120	299
FX Energy*	5,310	56
Gasco Energy* (a)	9,940	60
Giant Industries*	1,860	106
Global Industries* (a)	12,275	156

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Goodrich Petroleum*	1,580	$35
Grey Wolf*	28,354	218
Gulf Island Fabrication	724	19
GulfMark Offshore*	2,481	71
Hanover Compressor*	11,897	153
Harvest Natural Resources*	5,398	52
Holly	3,348	193
Hornbeck Offshore Services*	1,470	47
Houston Exploration*	3,818	197
Hydril* (a)	2,732	181
Input/Output* (a)	10,151	78
James River Coal*	1,850	79
KCS Energy*	7,507	181
KFX* (a)	8,542	124
Lone Star Technologies* (a)	4,653	213
Lufkin Industries	2,130	99
Maritrans	1,320	39
MarkWest Hydrocarbon	880	21
Maverick Tube* (a)	6,227	193
McMoRan Exploration* (a)	3,083	52
Meridian Resource*	10,579	48
Newpark Resources*	12,374	100
NGP Capital Resources	2,790	40
NS Group*	3,233	112
Oceaneering International* (a)	3,775	182
Offshore Logistics*	3,478	118
Oil States International*	5,044	167
Pacific Ethanol* (a)	500	4
Parallel Petroleum*	4,830	64
Parker Drilling*	14,426	128
Penn Virginia	2,688	146
Petrocorp Escrow Shares (b) (c)	2,040	—
Petrohawk Energy*	6,917	86
Petroleum Developement*	2,664	89
PetroQuest Energy* (a)	6,330	61
Pioneer Drilling Company*	3,090	53
Remington Oil & Gas*	3,519	123
Resource America, Class A	2,547	41
RPC	2,457	67
St. Mary Land & Exploration (a)	8,482	288
SEACOR Holdings*	2,662	191
Spinnaker Exploration*	3,605	222
Stone Energy*	3,554	163
Superior Energy Services*	10,591	216
Superior Well Services*	140	3
Swift Energy*	4,070	178
Syntroleum*	6,060	43
Tetra Technologies*	4,770	133
TODCO	6,310	282
Toreador Resources* (a)	2,200	61
TransMontaigne* (a)	5,125	28
Tri Valley* (a)	4,050	33
Universal Compression Holdings*	2,579	92
Veritas DGC* (a)	5,108	165
W&T Offshore	1,480	43
Warren Resources* (a)	2,920	45
W-H Energy Services*	4,226	128
Whiting Petroleum*	4,270	173
World Fuel Services	3,452	110
		10,343

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Financials – 22.1%
1st Source	1,794	$43
21st Century Insurance Group	3,817	61
Aames Investment	7,090	42
ABC Bancorp	2,019	39
Acadia Realty Trust	4,569	87
Accredited Home Lenders Holdings* (a)	2,611	94
Ace Cash Express* (a)	1,550	32
Advance America Cash Advance Centers	9,790	119
Advanta, Class B	2,863	81
Affirmative Insurance	1,620	23
Affordable Residential Communities	3,910	39
Agree Realty	40	1
Alabama National	1,952	126
Alexander's*	341	82
Alexandria Real Estate Equities (a)	3,340	270
Alfa	4,719	79
AMCORE Financial	3,035	90
Amegy Bancorp	10,066	233
American Campus Communities (a)	2,070	51
American Equity Investment Life Holding (a)	3,750	44
American Home Mortgage Investment	5,381	145
American Physicians Capital*	1,162	49
American West Bancorp*	1,757	40
Ames National (a)	420	11
AMLI Residential Properties Trust	3,980	151
Anchor Bancorp	3,388	107
Anthracite Capital	8,246	87
Anworth Mortgage Asset	6,800	55
Apollo Investment	9,050	169
Arbor Realty Trust	1,220	32
Archipelago Holdings*	4,100	197
Ares Capital	3,880	59
Argonaut Group*	3,963	116
Arrow Financial	1,575	42
Ashford Hospitality Trust	4,700	49
Asta Funding (a)	1,600	43
Baldwin & Lyons, Class B	1,091	28
Banc – Alabama*	2,070	23
BancFirst	552	46
Bancorp Bank*	1,356	24
BancorpSouth	11,370	252
BancTrust Financial Group	1,470	27
Bank Mutual	8,917	92
Bank of Granite	1,995	41
Bank of the Ozarks	1,830	64
BankAtlantic Bancorp (a)	6,363	88
BankUnited Financial (a)	3,914	93
Banner	1,726	52
Bedford Property Investors	2,179	49
Berkshire Hills Bancorp	919	32
Beverly Hills Bancorp	1,970	20
BFC Financial*	1,476	8
Bimini Mortgage Management	3,250	32
BioMed Realty Trust	5,400	135
BKF Capital Group	1,050	18
Boston Private Financial	4,231	122
Boykin Lodging*	1,810	20
Brandywine Realty Trust	8,171	224

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Bristol West Holdings	2,600	$50
Brookline Bancorp	8,954	126
Calamos Asset Management	3,470	84
Camden National	1,322	46
Capital Automotive	5,932	229
Capital City Bank Group (a)	1,752	64
Capital Corporation of the West	1,538	51
Capital Crossing Bank*	730	25
Capital Lease Funding	3,890	38
Capital Southwest	410	36
Capital Trust	1,780	55
Capitol Bancorp	1,751	61
Cardinal Financial	2,070	21
Cascade Bancorp	2,858	65
Cash America International	4,345	95
Cathay General Bancorp	6,224	243
Cedar Shopping Centers	3,270	46
Center Financial	1,654	42
Central Coast Bancorp*	1,916	47
Central Pacific Financial	4,405	159
Ceres Group*	5,180	29
Charter Financial	689	25
CharterMac	5,865	121
Chemical Financial	3,616	116
Chittenden	6,742	194
Citizens*	4,768	27
Citizens Banking	6,196	181
Citizens Northern	350	10
City Bank	1,322	49
City Holdings	2,611	96
Clark	2,771	42
Clifton Savings Bancorp	2,360	25
CNA Surety*	2,674	38
Coastal Financial	2,668	40
CoBiz (a)	2,207	39
Cohen & Steers	1,290	24
Collegiate Funding Services*	1,400	21
Colonial Properties Trust	4,860	212
Colony Bankcorp (a)	850	21
Columbia Bancorp – Maryland	996	40
Columbia Banking System	2,324	67
Commercial Bankshares	20	1
Commercial Capital Bancorp	6,278	101
Commercial Federal	5,787	198
Commercial Net Lease Realty	7,844	152
Community Bancorp – Nevada*	20	1
Community Bank System	4,412	105
Community Banks	3,251	94
Community Trust Bancorp	2,012	69
CompuCredit* (a)	2,813	123
Consolidated-Tomoka Land	841	50
Corporate Office Properties Trust	4,527	157
Correctional Properties Trust	1,631	46
Corus Bankshares (a)	2,678	147
Cousins Properties	6,170	182
Covanta Holding*	15,318	178
Crawford & Company	2,204	15
Criimi Mae*	2,240	44
CVB Financial	6,976	138

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Deerfield Triarc Capital	1,340	$17
Delphi Financial Group	4,044	189
Delta Financial	1,670	13
DiamondRock Hospitality Company (a)	2,010	22
Digital Realty Trust	1,430	27
Dime Community Bancshares	4,034	58
Direct General (a)	2,500	48
Donegal Group, Class A	1,444	32
Doral Financial (a)	12,350	106
EastGroup Properties	3,302	144
ECC Capital	9,870	26
Education Realty Trust	3,280	51
EMC Insurance Group	1,053	19
Encore Capital Group*	2,080	36
Enstar Group*	583	39
Enterprise Financial Services	1,200	27
Entertainment Properties Trust	3,789	152
Equity Inns	8,687	113
Equity Lifestyle Properties	2,949	125
Equity One (a)	5,368	126
eSPEED, Class A*	3,008	23
EuroBancshares*	1,390	14
Extra Space Storage	4,720	69
F.N.B.	8,070	145
F.N.B. – Virginia	1,245	35
Farmers Capital Bank	1,033	33
FBL Financial Group, Class A	1,861	58
Federal Agricultural Mortgage, Class C	1,449	38
FelCor Lodging Trust* (a)	7,780	116
Fidelity Bankshares	3,490	98
Fieldstone Investment	7,353	75
Financial Federal	2,582	99
Financial Institutions	1,382	25
First Acceptance*	3,510	36
First Bancorp – North Carolina	1,916	40
First Bancorp of Puerto Rico	10,140	116
First Busey	2,284	46
First Cash Financial Services*	2,020	53
First Charter	4,585	117
First Citizens Bancshares, Class A	651	109
First Commonwealth Financial – Pennsylvania	10,155	134
First Community Bancorp	1,938	98
First Community Bancshares – Nevada	1,493	45
First Defiance Financial	30	1
First Financial – Indiana	2,040	56
First Financial Bancorp – Ohio	5,054	94
First Financial Bankshares	2,772	100
First Financial Holdings	2,073	60
First Indiana	1,750	61
First Industrial Realty Trust (a)	6,160	250
First Merchants	2,791	70
First Midwest Bancorp (a)	6,560	249
First Niagara Financial Group	16,797	247
First Oak Brook Bancshares	1,154	31
First Place Financial	2,345	53
First Potomac Realty Trust	2,590	66
First Regional Bancorp*	370	25
First Republic Bank – California (a)	3,342	127

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
First South Bancorp	20	$1
First State Bancorp – New Mexico	2,628	59
FirstBank Fractional Shares (b) (c)	—	—
FirstFed Financial* (a)	2,791	149
Flagstar Bancorp (a)	5,402	73
Flushing Financial	2,904	47
FPIC Insurance Group*	1,380	52
Franklin Bank*	1,820	31
Fremont General (a)	9,430	205
Frontier Financial	3,711	120
GAMCO Investors	1,137	53
GATX	6,524	244
GB&T Bancshares	1,764	39
Getty Realty	2,599	71
GFI Group*	540	24
Glacier Bancorp	4,627	136
Gladstone Capital	1,631	35
Gladstone Investment	2,375	34
Glenborough Realty Trust	2,974	57
Glimcher Realty Trust	5,395	124
GMH Communities Trust	4,970	74
Gold Banc	5,909	88
Government Properties Trust	3,320	30
Gramercy Capital	1,640	39
Great American Financial Resources	1,230	25
Great Southern Bancorp	1,774	51
Greater Bay Bancorp	7,438	187
Greene County Bancshares	30	1
Greenhill & Company (a)	1,650	79
Hancock Holding	4,032	144
Hanmi Financial	5,110	94
Harbor Florida Bancshares	3,084	109
Harleysville Group	2,220	54
Harleysville National	4,160	85
Harris & Harris Group*	2,670	30
Heartland Financial USA	1,710	35
Heritage Commerce	1,840	40
Heritage Property Investment Trust	3,710	121
Hersha Hospitality Trust	3,140	31
Highland Hospitality	5,940	62
Highwoods Properties	7,971	225
Hilb, Rogal & Hobbs (a)	4,661	175
Home Properties	4,899	190
HomeBanc	7,220	52
Horace Mann Educators	6,458	125
Horizon Financial	1,800	39
Hudson United Bancorp	3,750	156
IBERIABANK	1,356	72
IMPAC Mortgage Holdings (a)	11,265	113
Independence Holdings	786	14
Independent Bank	2,527	76
Independent Bank – Michigan	3,350	96
Infinity Property & Casualty	3,123	116
Inland Real Estate	8,420	120
Innkeepers USA Trust	6,378	100
Integra Bank	2,204	45
Interchange Financial Services	2,832	48
International Securities Exchange*	1,740	43
Investment Technology Group*	5,693	185

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Investors Real Estate Trust	7,311	$68
Irwin Financial	2,641	55
ITLA Capital*	911	45
Jones Lang LaSalle	5,042	254
Kansas City Life Insurance	152	8
Kearny Financial	3,379	40
Kilroy Realty (a)	4,470	251
Kite Realty Group Trust	3,330	49
KMG America*	3,340	29
KNBT Bancorp	5,250	84
Knight Capital Group*	15,603	149
LaBranche* (a)	8,130	78
Lakeland Bancorp	3,085	47
Lakeland Financial	995	41
LandAmerica Financial Group (a)	2,723	172
Lasalle Hotel Properties (a)	4,303	152
Lexington Corporate Properties Trust	7,527	164
LTC Properties	2,539	52
Luminent Mortgage Capital	5,750	40
Macatawa Bank	1,715	62
MAF Bancorp	4,090	170
Maguire Properties	4,970	149
Main Street Banks	2,242	61
MainSource Financial Group	1,685	31
MarketAxess Holdings*	3,570	44
Marlin Business Services*	1,020	24
MB Financial	3,312	123
MBT Financial	2,476	46
MCG Capital	5,712	94
Mercantile Bank	1,296	49
MeriStar Hospitality*	13,582	118
Metris*	8,421	124
MFA Mortgage Investments	12,409	71
Mid-America Apartment Communities	2,332	109
Midland	1,561	59
Mid-State Bancshares	3,459	94
Midwest Banc Holdings	1,852	42
MoneyGram International	12,550	305
MortgageIT Holdings	2,530	32
Nara Bancorp	3,160	57
NASB Financial	522	20
Nasdaq Stock Market*	6,400	198
National Financial Partners	5,210	236
National Health Investors	3,527	95
National Health Realty	30	1
National Interstate	60	1
National Penn Bancshares (a)	6,207	122
National Penn Fractional Shares (b) (c)	—	—
National Western Life Insurance, Class A	330	67
Nationwide Health Properties	9,628	223
Navigators Group*	1,471	57
NBC Capital	32	1
NBT Bancorp	4,650	110
NetB@nk	6,636	52
NewAlliance Bancshares	15,080	217
Newcastle Investment	6,219	164
Northern Empire Bancshares*	1,240	31
Northstar Realty Finance	2,960	28
Northwest Bancorp	3,241	73

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
NovaStar Financial (a)	4,086	$120
OceanFirst Financial	1,535	35
Ocwen Financial* (a)	4,998	39
Odyssey Re Holdings	100	3
Ohio Casualty	8,986	245
Old National Bancorp (a)	9,799	215
Old Second Bancorp	1,934	60
Omega Financial	1,957	57
OMEGA Healthcare Investors (a)	8,264	102
One Liberty Properties (a)	40	1
optionsXpress Holdings	3,540	67
Oriental Financial Group	3,336	41
Origen Financial	1,410	10
Orleans Homebuilders	413	8
Pacific Capital Bancorp	6,656	240
Park National	1,767	191
Parkway Properties	1,944	91
Partners Trust Financial Group (a)	5,350	62
Peapack-Gladstone Financial	1,257	34
PennFed Financial Services	1,498	29
Pennsylvania	5,406	208
Pennsylvania Commerce Bancorp*	680	24
Peoples Bancorp – Ohio	1,459	42
PFF Bancorp	2,824	85
Phoenix Companies (a)	12,299	159
Pinnacle Financial Partners*	1,130	26
Piper Jaffray Companies*	3,090	106
Placer Sierra Bancshares	1,000	27
PMA Capital*	4,644	41
Post Properties	6,002	245
Preferred Bank Los Angeles	20	1
Premierwest Bancorp*	2,030	29
Prentiss Properties Trust	6,702	264
Presidential Life	3,092	59
PrivateBancorp	2,470	84
ProAssurance*	4,167	195
Prosperity Bancshares	2,864	87
Provident Bankshares	4,787	167
Provident Financial Holdings	868	23
Provident Financial Services	10,550	186
Provident New York Bancorp	5,832	64
PS Business Parks	2,425	113
QC Holdings*	850	10
R&G Financial	4,198	41
RAIT Investment Trust	3,962	105
Ramco-Gershenson Properties Trust	2,448	68
Redwood Trust (a)	3,050	142
Renasant	1,542	48
Republic Bancorp	10,177	139
Republic Bancorp – Kentucky, Class A	1,062	22
RLI	3,484	187
Rockville Financial*	1,390	18
Royal Bancshares of Pennsylvania, Class A	17	—
S&T Bancorp	3,865	144
Safety Insurance Group	1,715	65
Sanders Morris Harris Group	2,069	35
Sandy Spring Bancorp	2,168	76
Santander Bancorp	904	23
Saul Centers (a)	1,919	67

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Saxon Capital	7,520	$75
SCBT Financial	1,396	45
SeaBright Insurance Holdings*	1,310	17
Seacoast Banking	1,987	45
Security Bank	1,606	40
Selective Insurance Group	4,277	235
Senior Housing Properties Trust (a)	8,677	154
Sierra Bancorp	580	14
Signature Bank*	1,090	32
Simmons First National, Class A	2,174	61
Sizeler Property Investors	2,860	33
Sound Federal Bancorp	50	1
Southside Bancshares	1,682	33
Southwest Bancorp – Oklahoma	1,834	43
Sovran Self Storage (a)	2,556	119
Spirit Finance	9,830	110
State Auto Financial	2,315	76
State Bancorp	1,664	31
Sterling Bancorp	2,776	54
Sterling Bancshares	6,811	101
Sterling Financial – Pennsylvania	3,863	81
Sterling Financial – Washington	5,121	128
Stewart Information Services	2,584	132
Stifel Financial*	1,246	47
Strategic Hotel Capital	4,620	79
Suffolk Bancorp	1,578	52
Summit Bancshares	50	1
Summit Financial Group	790	19
Sun Bancorp – New Jersey*	1,748	35
Sun Communities	2,507	76
Sunstone Hotel Investors	3,400	76
Susquehanna Bancshares	6,774	156
SVB Financial Group* (a)	5,218	259
SWS Group	2,615	46
SY Bancorp	2,034	48
Tanger Factory Outlet Centers	4,676	126
Tarragon Realty Investors*	1,514	28
Taubman Centers	7,852	259
Taylor Capital Group	670	28
Technology Investment Capital	410	6
Tejon Ranch*	1,304	58
Texas Capital Bancshares*	3,650	78
Texas Regional Bancshares, Class A	5,906	173
TierOne	2,684	76
Tompkins Trustco	964	43
Tower Group	2,590	50
Town & Country Trust (a)	2,650	78
Tradestation Group*	3,229	32
Trammell Crow*	5,174	132
Triad Guaranty* (a)	1,491	63
TriCo Bancshares	1,926	43
TrustCo Bank Corporation of New York (a)	11,331	146
Trustmark	6,790	190
Trustreet Properties	9,250	139
UCBH Holdings (a)	12,520	218
UICI	5,335	193
UMB Financial	2,265	152
Umpqua Holdings (a)	6,461	172
Union Bankshares	1,259	56

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
United Bankshares	5,440	$199
United Community Banks (a)	4,535	134
United Community Financial	3,885	45
United Fire & Casualty	2,484	112
United PanAm Financial*	801	18
United Security Bancshares	900	25
Universal American Financial* (a)	3,770	56
Universal Health Realty Income Trust	1,747	57
Univest Corporation of Pennsylvania	1,645	43
Unizan Financial	3,324	87
Urstadt Biddle Properties, Class A	3,237	54
USB Holding	2,053	44
USB Holding Company Fractional Shares (b) (c)	—	—
USI Holdings*	6,079	80
U-Store-It-Trust	4,100	86
Vineyard National Bancorp	1,210	35
Virginia Commerce Bancorp*	1,467	40
Virginia Financial Group	1,237	45
W Holding Company (a)	14,590	113
Waddell & Reed Financial	10,230	196
Washington Real Estate Investment Trust	6,337	189
Washington Trust Bancorp	1,792	51
WesBanco	3,246	100
West Bancorp	2,896	54
West Coast Bancorp – Oregon	2,120	56
Westamerica Bancorporation	4,230	226
Western Sierra Bancorp*	1,108	37
Westfield Financial	561	13
Wilshire Bancorp	2,390	39
Winston Hotels	3,986	41
Wintrust Financial	3,363	181
World Acceptance*	2,765	78
WSFS Financial	1,033	64
Yardville National Bancorp	1,494	54
Zenith National Insurance	2,779	125
ZipRealty*	790	10
		36,977
Health Care – 12.6%
Aastrom Biosciences* (a)	15,760	36
Abaxis*	3,000	52
Abgenix* (a)	12,868	134
ABIOMED*	2,620	23
ACADIA Pharmaceuticals*	2,530	27
Adams Respiratory Therapeutics*	720	27
Adeza Biomedical*	650	11
Adolor*	6,513	69
Advanced Neuromodulation Systems*	2,850	174
Advisory Board*	2,752	133
Albany Molecular Research* (a)	3,583	48
Alderwoods Group*	5,750	91
Alexion Pharmaceuticals*	4,212	115
Align Technology* (a)	8,984	66
Alkermes*	12,963	211
Alliance Imaging*	2,171	15
Allied Healthcare International*	4,780	29
Allscripts Healthcare Solutions* (a)	4,731	76
Alpharma, Class A	5,681	141
AMEDISYS* (a)	2,230	85
America Service Group*	1,830	28

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
American Dental Partners*	1,845	$39
American Healthways*	4,908	199
American Medical Systems*	9,410	154
American Retirement*	3,980	76
AMICAS*	6,960	31
AMN Healthcare Services*	1,968	32
Amsurg, Class A* (a)	4,450	106
Amylin Pharmaceuticals* (a)	15,780	530
Analogic	1,940	91
Andrx Group*	10,630	164
AngioDynamics*	380	8
Animas* (a)	1,110	18
Antigenetics* (a)	4,358	23
Applera*	10,713	127
Apria Healthcare Group*	7,210	166
Arena Pharmaceuticals* (a)	5,460	57
Ariad Pharmaceuticals*	7,960	55
ArQule*	4,880	35
Array Biopharma*	4,510	32
Arrow International	3,034	88
Arthrocare*	3,626	133
Aspect Medical Systems*	2,128	69
AtheroGenics* (a)	5,685	85
AVANIR Pharmaceuticals*	16,650	51
Barrier Therapeutics*	1,460	11
Bentley Pharmaceuticals*	2,639	32
Beverly Enterprises* (a)	15,712	184
Bioenvision*	5,270	32
BioMarin Pharmaceutical*	11,070	93
Bio-Rad Laboratories, Class A*	2,520	147
Bio-Reference Labs*	1,440	27
BioScrip*	5,790	35
Biosite* (a)	2,238	124
Bruker BioSciences*	3,747	16
Caliper Life Sciences* (a)	4,240	28
Candela*	3,302	31
Cantel Medical*	1,770	34
Caraco Pharmaceutical Laboratories*	1,560	14
Cell Genesys*	6,839	37
Cell Therapeutics* (a)	10,577	25
Centene*	6,270	126
Cepheid*	6,392	41
Chemed	3,746	180
CNS	2,210	58
Coley Pharmaceuticals Group*	190	3
Computer Programs & Systems	1,119	41
CONMED*	4,349	104
Connetics*	5,318	69
Conor Medsystems*	1,370	31
Corvel*	1,088	24
Cotherix*	1,940	28
Cross Country Healthcare*	3,984	72
Cubist Pharmaceuticals* (a)	7,643	154
CuraGen*	7,404	34
Curis*	8,210	34
CV Therapeutics* (a)	6,089	153
Cyberonics* (a)	3,252	98
Cypress Biosciences*	5,050	26
Datascope	1,734	55

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
deCODE Genetics*	8,248	$72
Dendreon*	8,500	52
Dendrite International*	6,134	108
DexCom*	740	10
Diagnostic Products	3,281	138
Digene*	2,416	73
Discovery Laboratories*	8,060	57
Diversa*	4,068	22
DJ Orthopedics*	3,087	90
DOV Pharmaceutical*	3,523	55
Durect* (a)	5,212	33
DUSA Pharmaceuticals*	2,580	26
Eclipsys*	5,564	89
Emageon*	1,380	18
Encore Medical* (a)	6,470	32
Encysive Pharmaceuticals* (a)	8,755	92
Enzo Biochem*	4,356	59
Enzon*	6,621	46
EPIX Medical*	3,924	27
eResearch Technology*	7,543	108
EV3*	710	11
Exelixis*	11,323	88
Eyetech Pharmaceuticals*	4,920	87
First Horizon Pharmaceutical* (a)	4,013	58
FoxHollow Technologies* (a)	2,000	91
Genesis HealthCare*	2,876	117
Genitope*	3,730	26
Gentiva Health Services*	3,528	52
Geron* (a)	8,353	75
Greatbatch*	3,252	85
GTx*	940	8
Haemonetics*	3,486	169
HealthExtras*	3,065	65
HealthTronics*	5,000	45
Hi-Tech Pharmaceutical*	810	30
Hologic*	3,225	179
Hooper Holmes	9,836	28
Horizon Health*	830	16
Human Genome Sciences* (a)	18,980	158
ICOS*	9,070	245
ICU Medical* (a)	1,831	64
Idenix Pharmaceuticals*	1,040	22
IDX Systems*	3,509	152
I-Flow* (a)	3,120	38
Illumina*	5,020	78
Immucor* (a)	6,517	169
ImmunoGen*	6,293	35
Incyte*	11,749	59
Inspire Pharmaceuticals*	6,038	38
Integra LifeSciences* (a)	2,987	103
InterMune*	3,795	52
IntraLase* (a)	1,350	21
Introgen Therapeutics* (a)	2,850	15
Intuitive Surgical* (a)	5,050	448
Invacare	4,442	150
Inverness Medical Innovations*	2,447	58
IRIS International*	2,560	60
Isis Pharmaceuticals*	8,906	39
ISTA Pharmaceuticals*	1,810	11

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Kensey Nash* (a)	1,638	$38
Keryx Biopharmaceuticals*	3,720	54
Kindred Healthcare* (a)	4,134	116
K-V Pharmaceutical, Class A*	5,413	93
Kyphon*	4,019	161
LabOne*	2,539	111
Laserscope* (a)	3,118	84
LCA-Vision	2,845	120
Lexicon Genetics*	9,590	38
LifeCell*	4,670	76
Lifeline Systems*	1,906	63
Luminex*	3,858	40
Magellan Health Services*	4,050	120
MannKind*	3,060	35
Marshall Edwards* (a)	1,240	9
Martek Biosciences* (a)	4,560	141
Matria Healthcare*	2,658	89
Matthews International, Class A	4,642	167
Maxygen*	3,869	34
Medarex* (a)	15,881	139
MedCath*	1,040	19
Medicines* (a)	7,324	126
Medicis Pharmaceutical, Class A (a)	7,970	235
Mentor (a)	4,722	213
Merge Technologies*	1,890	44
Meridian Bioscience	2,640	55
Merit Medical Systems*	4,025	48
MGI Pharma* (a)	10,350	194
Micro Therapeutics*	2,025	14
Mine Safety Appliances	4,006	168
Molecular Devices*	2,672	60
Molina Healthcare*	1,780	37
Momenta Pharmaceuticals* (a)	1,430	31
Monogram Biosciences*	18,980	42
MWI Veterinary Supply*	110	2
Myogen* (a)	2,740	55
Myriad Genetics* (a)	4,636	90
NABI Biopharmaceuticals*	8,446	109
Nanogen*	7,200	20
Nastech Pharmaceutical*	2,790	37
National Healthcare	907	33
NDCHealth	5,341	101
Nektar Therapeutics* (a)	12,190	184
NeoPharm*	2,961	28
Neurocrine Biosciences* (a)	5,160	273
Neurogen*	3,440	24
NeuroMetrix*	890	33
New River Pharmaceuticals*	870	41
Nitromed* (a)	2,550	41
Northfield Laboratories* (a)	3,540	44
Noven Pharmaceuticals*	3,553	50
NPS Pharmaceuticals*	6,299	62
NuVasive*	1,360	24
Nuvelo*	6,268	53
OCA* (a)	7,257	8
Occulogix*	1,450	10
Odyssey Healthcare*	5,051	87
Onyx Pharmaceuticals* (a)	5,137	132
Option Care (a)	3,415	43

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
OraSure Technologies*	6,826	$75
Orchid Cellmark*	3,790	22
Owens & Minor	5,677	167
Pain Therapeutics*	4,225	24
PainCare Holdings*	6,690	24
Palomar Medical Technologies* (a)	2,420	66
Par Pharmaceutical Companies* (a)	5,110	132
PAREXEL International*	3,873	85
Pediatrix Medical Group* (a)	3,375	260
Penwest Pharmaceuticals*	3,364	53
Perrigo (a)	12,048	161
Per-Se Technologies* (a)	3,274	73
Pharmion* (a)	3,800	72
PolyMedica	2,796	92
POZEN*	3,425	33
PRA International*	1,430	38
Progenics Pharmaceutical*	2,270	53
PSS World Medical*	9,275	129
Psychiatric Solutions* (a)	3,410	187
Radiation Therapy Services* (a)	1,230	37
Regeneron Pharmaceutical*	5,251	66
RehabCare Group*	2,783	59
Renovis* (a)	2,990	42
Res-Care*	3,000	48
Rigel Pharmaceuticals*	2,840	64
Salix Pharmaceuticals*	5,912	106
Savient Pharmaceuticals*	9,410	35
Seattle Genetics*	4,010	22
Senomyx* (a)	3,260	46
Serologicals* (a)	5,053	98
SFBC International* (a)	2,408	103
Somanetics*	1,600	49
SonoSite* (a)	2,211	65
Specialty Laboratories*	1,368	18
StemCells* (a)	9,680	44
Stereotaxis*	1,870	13
STERIS	10,070	230
Stewart Enterprises, Class A	15,439	79
Stratagene*	1,160	11
Sunrise Senior Living* (a)	4,746	153
SuperGen*	7,348	42
SurModics* (a)	2,171	86
Sybron Dental Specialties*	5,754	247
Symbion* (a)	1,870	42
Symmetry Medical*	1,380	31
Tanox*	3,513	49
Telik* (a)	7,644	114
Tercica* (a)	980	10
Thoratec*	6,924	137
Threshold Pharmaceutical*	30	—
Trimeris*	2,685	34
TriPath Imaging*	4,342	30
TriZetto Group*	5,451	77
U.S. Physical Therapy*	1,840	33
United Surgical Partners*	6,282	225
United Therapeutics* (a)	3,291	243
Varian* (a)	4,656	171
Ventana Medical Systems* (a)	4,640	178
Ventiv Health* (a)	3,340	84

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Vertex Pharmaceuticals* (a)	13,590	$309
ViaCell*	1,280	6
Viasys Healthcare*	4,623	110
VistaCare, Class A*	1,550	18
Vital Images* (a)	1,900	44
Vital Signs	799	38
VNUS Medical Technologies*	940	10
WellCare Group*	2,310	73
West Pharmaceutical Services	4,462	107
Wright Medical Group*	4,164	78
Young Innovations	806	26
Zoll Medical*	1,375	34
ZymoGenetics*	3,339	59
		21,090
Industrials – 15.2%
3D Systems*	1,880	34
A.O. Smith	2,406	78
A.S.V.* (a)	2,694	63
AAON*	1,510	26
AAR*	4,893	78
ABM Industries	5,739	114
ABX Air*	9,040	72
Accuride*	1,730	22
Actuant, Class A	4,038	197
Acuity Brands	6,336	176
Administaff (a)	2,821	119
AGCO* (a)	12,970	207
AirTran Holdings* (a)	13,075	196
Alamo Group	950	18
Alaska Air Group* (a)	4,213	133
Albany International, Class A	4,245	164
Amerco	1,490	87
American Ecology	1,870	30
American Reprographics*	1,010	17
American Science & Engineering*	1,280	74
American Superconductor* (a)	4,300	35
American Woodmark	1,838	57
Ameron International	1,218	52
Angelica	1,537	22
Apogee Enterprises	4,193	69
Applied Industrial Technology	4,416	146
Applied Signal Technology	1,704	29
ARGON ST*	1,370	36
Arkansas Best	3,722	144
Armor Holdings* (a)	4,982	223
Artesyn Technologies* (a)	5,377	47
Asset Acceptance Capital*	1,350	36
Astec Industries*	2,372	67
Aviall*	4,390	139
Badger Meter	870	29
Baldor Electric	4,873	118
Banta	3,608	182
Barnes Group	2,585	90
BE Aerospace*	8,180	148
Beacon Roofing Supply*	2,370	65
BlueLinx Holdings	1,010	12
Bowne & Company	4,909	70
Brady, Class A	6,106	176
Briggs & Stratton	6,670	213

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Bright Horizons Family Solutions*	3,890	$155
Bucyrus International	2,670	111
Builders FirstSource*	1,010	20
C&D Technologies	3,826	35
Cascade	1,836	89
Casella Waste Systems*	3,373	43
CBIZ*	8,728	50
CDI	1,190	33
Central Parking	2,546	38
Cenveo*	7,600	75
Ceradyne*	3,514	138
Circor International	2,267	64
CLARCOR	7,484	206
Clean Harbors* (a)	2,430	82
Coinstar*	3,821	97
Color Kinetics*	1,050	16
Comfort Systems USA*	5,730	49
Commercial Vehicle Group*	1,700	33
CompX International	20	—
COMSYS IT Partners*	1,950	27
Consolidated Graphics*	1,753	68
Continental Airlines, Class B* (a)	9,603	124
Corrections Corporation of America*	5,687	227
CoStar Group*	2,415	116
Covenant Transport, Class A*	1,223	13
CRA International*	1,747	77
Crane	6,880	213
Cubic	2,683	44
Curtiss-Wright	3,176	182
DiamondCluster, Class A*	4,040	26
Dollar Thrifty Automotive*	3,722	140
DRS Technologies (a)	3,916	193
Duratek*	1,748	25
Dycom Industries* (a)	5,989	119
Dynamex*	1,800	30
Dynamic Materials	840	17
EDO	2,345	68
Educate*	2,630	31
EGL*	4,047	113
Electro Rent*	2,609	34
ElkCorp	3,044	96
EMCOR Group* (a)	2,266	138
Encore Wire*	2,727	59
Energy Conversion Devices* (a)	2,932	91
EnerSys* (a)	5,580	84
Engineered Support Systems	5,773	234
Ennis Business Forms	3,770	64
EnPro Industries*	3,005	84
ESCO Technologies* (a)	3,693	160
Essex*	2,450	44
Esterline Technologies*	3,647	137
Evergreen Solar*	6,110	50
Exponent*	1,030	30
ExpressJet Holdings* (a)	6,572	59
Federal Signal	6,944	113
First Advantage*	20	1
Flanders*	2,250	25
Florida East Coast Industries, Class A	3,916	171
Flowserve* (a)	8,026	281

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Forward Air	4,873	$173
Franklin Electric	2,738	119
Freightcar America (a)	1,240	54
Frontier Airlines*	5,380	51
Frozen Food Express Industries*	2,370	27
FTI Consulting*	6,391	175
FuelCell Energy* (a)	7,169	63
G&K Services, Class A	2,646	100
Gardner Denver*	3,616	176
Gehl Company*	1,575	36
GenCorp* (a)	8,170	150
General Cable*	5,817	95
Genesee & Wyoming, Class A* (a)	3,076	99
Genlyte Group* (a)	3,444	176
Geo Group*	1,427	31
GEVITY HR	4,074	105
Global Power Equipment Group*	5,814	36
Gorman-Rupp	1,428	33
Granite Construction	5,035	172
Greenbrier Companies	979	27
Griffon* (a)	4,213	93
Healthcare Services Group (a)	4,059	76
Heartland Express (a)	6,603	130
HEICO (a)	3,130	69
Heidrick & Struggles International*	2,881	93
Herley Industries*	1,972	33
Hexcel* (a)	7,730	122
Hub Group*	2,640	96
Hudson Highland Group*	3,432	82
Hughes Supply (a)	9,430	315
Huron Consulting Group*	970	26
Huttig Building Products*	2,230	19
II-VI*	3,314	59
IKON Office Solutions	15,060	150
Imagistics International*	2,293	96
Innovative Solutions and Support*	1,800	26
Insituform Technologies, Class A*	4,041	73
Interline Brands*	1,790	35
Intermagnetics General*	4,157	119
Interpool	1,290	25
Ionatron* (a)	3,780	40
Jackson Hewitt Tax Service	5,580	138
Jacuzzi Brands*	11,560	85
JLG Industries	7,314	281
John H. Harland	3,940	164
K&F Industries Holdings*	1,170	18
Kadant*	2,092	35
Kaman	3,214	75
Kansas City Southern Industries*	12,170	270
Kaydon (a)	4,247	126
Kelly Services, Class A (a)	2,667	74
Kennametal	5,451	279
Kforce*	4,390	47
Kirby*	3,243	168
Knight Transportation	5,540	151
Knoll	670	11
Korn/Ferry International*	4,941	85
LaBarge*	1,560	23
Labor Ready* (a)	7,286	170

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Lawson Products	680	$23
Layne Christensen*	1,370	29
Learning Tree International* (a)	1,507	20
LECG*	2,250	50
Lennox International	7,228	202
Lincoln Electric Holdings	5,291	209
Lindsay Manufacturing	1,953	40
LSI Industries	2,933	53
MAIR Holdings* (a)	60	—
Manitowoc (a)	4,313	230
Marten Transport*	1,580	42
Mascotech Escrow Shares (b) (c)	9,571	—
MasTec*	4,033	41
McGrath Rentcorp	2,950	84
Medis Technologies* (a)	2,236	38
Mercury Computer Systems* (a)	3,001	57
Mesa Air Group* (a)	4,311	49
Middleby*	630	46
Mobile Mini* (a)	2,191	102
Moog, Class A* (a)	4,919	146
MTC Technologies*	1,242	40
Mueller Industries	5,318	146
NACCO Industries, Class A	644	75
Navigant Consulting*	7,259	152
NCI Building Systems*	3,144	129
NCO Group* (a)	4,649	84
Nordson	3,660	136
NuCo2*	1,420	33
Odyssey Marine Exploration*	5,540	18
Old Dominion Freight Lines*	2,834	100
Omega Flex*	30	—
Orbital Sciences*	8,074	94
Pacer International	4,770	123
PAM Transportation Services*	29	1
Perini*	1,811	37
PHH*	7,250	204
Pico Holdings*	1,369	46
Pike Electric*	1,360	26
Pinnacle Airlines*	3,330	21
Plug Power*	6,639	39
Portfolio Recovery Associates* (a)	2,096	82
Powell Industries*	1,172	25
Power-One* (a)	10,805	61
Preformed Line Products	20	1
Pre-Paid Legal Services (a)	1,680	72
PRG-Schultz International*	7,044	6
Quanta Services* (a)	16,077	185
RailAmerica*	5,415	64
Raven Industries	2,314	73
Regal-Beloit (a)	3,560	113
Reliance Steel & Aluminum	3,796	216
Republic Airways Holdings*	880	14
Resources Connection*	7,056	201
Robbins & Myers	1,664	36
Rollins	4,182	80
Rush Enterprises*	3,240	49
Schawk	1,564	31
School Specialty*	3,267	111
SCS Transportation*	2,205	44

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Sequa, Class A*	930	$57
Shaw Group* (a)	11,137	298
SI International*	1,140	33
Simpson Manufacturing	5,344	211
SIRVA*	3,630	26
SkyWest	8,428	247
Sotheby's Holdings, Class A*	5,582	87
SOURCECORP*	2,365	54
Spherion*	9,285	83
Standard Register	2,031	31
Standex International	2,032	55
Stewart & Stevenson Services	4,356	104
Strayer Education	2,099	188
Sun Hydraulics	1,035	23
Sypris Solutions	1,163	12
Tecumseh Products, Class A	2,485	50
Teledyne Technologies*	4,776	168
Teletech Holdings*	5,384	56
Tennant	920	40
Tetra Tech*	7,907	122
The Providence Service*	1,490	46
Titan International (a)	2,010	36
Tredegar	4,315	54
Trex* (a)	1,769	37
Trinity Industries (a)	6,048	230
Triumph Group*	2,388	83
TRM*	1,690	23
TurboChef Technologies* (a)	2,000	27
U.S. Xpress Enterprises*	1,003	12
UAP Holding	4,790	92
Ultralife Batteries*	2,410	29
United Capital*	40	1
United Industrial	1,450	51
United Rentals*	9,486	186
United Stationers*	4,761	216
Universal Forest Products	2,363	131
Universal Technical Institute*	2,730	86
Universal Truckload Services*	20	—
URS* (a)	5,698	230
USA Truck*	790	18
Valence Technology* (a)	6,557	15
Valmont Industries	2,354	77
Vertrue* (a)	882	33
Viad	2,730	79
Vicor	2,750	46
Volcom*	100	3
Volt Information Sciences*	1,366	26
Wabash National	4,608	85
Wabtec	6,772	184
Walter Industries	5,265	240
Washington Group International* (a)	3,781	188
Waste Connections* (a)	5,511	184
Waste Industries USA	880	12
Waste Services*	9,880	37
Water Pik Technologies*	1,710	34
Watsco	3,115	177
Watson Wyatt & Company Holdings	4,688	124
Watts Water Technologies, Class A	3,708	103
Werner Enterprises	7,580	136

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Woodward Governor	1,479	$118
World Air Holdings*	3,640	38
York International	6,029	338
		25,366
Information Technology – 18.0%
3Com* (a)	55,250	213
Actel*	3,801	53
Acxiom	12,770	273
Adaptec* (a)	16,006	66
ADE*	1,630	33
ADTRAN	9,490	287
Advanced Analogic Technologies*	460	5
Advanced Digital Information* (a)	9,273	85
Advanced Energy Industries*	3,579	38
Advent Software* (a)	3,132	96
Aeroflex*	10,839	98
Agile Software*	7,738	55
Agilysys	4,434	66
Airspan Networks* (a)	5,290	26
Altiris* (a)	3,162	53
AMIS Holdings*	5,420	60
Amkor Technology* (a)	14,380	76
Anaren*	2,517	36
Anixter International	4,349	161
Ansoft*	1,127	36
ANSYS*	4,686	175
Anteon International*	4,114	186
Applied Digital Solutions* (a)	9,660	30
Applied Films*	2,384	46
Applied Micro Circuits*	44,210	108
aQuantive*	8,072	175
Ariba*	9,491	74
Arris Group*	14,171	117
AsiaInfo Holdings*	4,823	19
Aspen Technology*	7,098	43
Asyst Technologies*	8,076	35
Atari*	7,518	10
Atheros Communications* (a)	3,910	34
Atmel* (a)	61,080	150
ATMI*	5,470	149
Audiovox*	2,451	35
August Technology*	2,660	27
Autobytel*	6,211	27
Avocent* (a)	7,040	216
Axcelis Technologies*	15,013	65
Bankrate* (a)	1,360	36
BearingPoint*	27,000	190
Bel Fuse	1,644	49
Belden CDT (a)	6,756	135
Bell Microproducts*	4,480	31
Benchmark Electronics* (a)	5,976	168
Black Box	2,448	98
Blackbaud	1,278	18
Blackboard*	2,100	59
Blue Coat Systems*	1,510	71
Borland Software*	12,003	61
Bottomline Technologies*	1,990	25
Brightpoint*	4,050	87
Brocade Communications Systems*	38,530	143

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Brooks Automation* (a)	10,870	$127
Cabot Microelectronics* (a)	3,545	104
Catapult Communications*	1,223	22
CCC Information Services Group*	1,349	35
C-COR.net*	7,199	38
Checkpoint Systems*	5,428	130
China Energy Savings Technology*	10	—
CIBER*	7,731	49
Ciena*	82,110	195
Cirrus Logic*	12,823	84
Click Commerce*	1,280	23
CMGI*	70,076	111
CNET Networks* (a)	18,572	252
Cogent* (a)	3,130	83
Cognex	5,945	170
Coherent*	4,414	131
Cohu	3,208	74
CommScope* (a)	7,920	155
Comtech Telecommunications*	3,149	121
Concur Technologies*	4,502	61
Conexant Systems* (a)	68,470	133
Covansys*	3,770	60
Credence Systems*	12,092	93
CSG Systems International* (a)	7,596	179
CTS	5,272	62
CyberGuard*	2,945	25
CyberSource*	3,890	26
Cymer*	5,209	182
Cypress Semiconductor* (a)	18,910	257
Daktronics	2,151	46
Digi International*	3,240	34
Digital Insight*	4,999	149
Digital River* (a)	4,969	139
Digitas* (a)	12,343	133
Diodes*	1,223	44
Dionex*	2,944	143
Ditech Communications*	4,823	31
Dot Hill Systems*	6,599	46
DSP Group*	3,744	92
DTS*	2,600	42
EarthLink*	18,343	202
Echelon*	4,372	34
eCollege.com*	2,562	41
eFunds*	6,497	134
Electro Scientific Industries*	4,277	94
Electronics for Imaging*	7,863	197
EMCORE*	5,730	32
Emulex* (a)	11,930	221
Endwave* (a)	1,050	13
Entegris* (a)	16,057	157
Entrust*	9,343	42
Epicor Software*	7,184	88
EPIQ Systems*	1,926	37
Equinix*	2,240	83
Euronet Worldwide*	4,448	125
Exar*	5,114	64
Excel Technologies*	1,815	47
Extreme Networks* (a)	18,265	88
FactSet Research Systems	5,180	182

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Fairchild Semiconductor International, Class A* (a)	17,000	$262
FalconStor Software* (a)	3,577	24
Fargo Electronics*	1,960	37
FARO Technologies*	1,650	34
FEI*	3,510	66
FileNet*	6,017	169
Finisar*	28,416	43
FormFactor*	4,790	118
Forrester Research*	1,918	37
Foundry Networks* (a)	17,280	206
Gartner, Class A* (a)	8,416	101
Gateway* (a)	37,823	108
Genesis Microchip*	4,952	95
Glenayre Technologies*	9,600	36
Global Imaging Systems*	3,378	120
GlobeTel Communications* (a)	9,880	20
Greenfield Online*	1,610	8
Harmonic*	10,485	48
Homestore*	19,786	72
HouseValues* (a)	980	14
Hutchinson Technology* (a)	3,621	90
Hypercom*	7,912	47
Identix*	13,401	59
iGATE*	3,583	13
Imation	4,820	206
Infocrossing* (a)	2,700	19
Informatica*	12,459	148
InfoSpace*	4,822	121
infoUSA	4,691	50
Integral Systems	1,610	35
Integrated Device Technology*	28,135	278
Integrated Silicon Solution*	5,352	41
InterDigital Communications*	7,760	149
Intergraph*	4,103	199
International DisplayWorks* (a)	4,790	28
Internet Capital Group*	5,510	47
Internet Security Systems*	5,689	140
Inter-Tel	3,114	58
Intervideo*	1,470	14
InterVoice*	5,436	51
Interwoven*	6,121	58
Intevac*	2,870	26
Intrado*	2,966	57
iPass*	7,630	42
iPayment*	1,809	65
Itron*	3,339	145
iVillage*	6,120	45
Ixia*	4,569	58
IXYS*	3,241	33
J2 Global Communications*	3,202	142
Jack Henry & Associates	9,810	176
JAMDAT Mobile* (a)	1,420	26
JDA Software*	4,426	72
Jupitermedia* (a)	2,910	49
Kanbay International*	3,070	45
Keane* (a)	7,234	82
Keithley Instruments	1,890	30
KEMET*	12,412	86
Keynote Systems*	2,645	34

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Komag* (a)	4,205	$113
Kopin*	10,434	59
Kronos*	4,598	211
Kulicke & Soffa*	8,378	53
Landauer	1,132	57
Lattice Semiconductor* (a)	16,301	71
Lawson Software* (a)	8,905	68
Leadis Technology*	1,070	6
LeCroy*	1,420	22
Lexar Media*	11,974	90
Lionbridge Technologies*	6,443	44
Littelfuse*	3,214	79
Lo-Jack*	2,430	46
LTX*	9,246	32
Macrovision*	7,235	136
Magma Design Automation*	4,284	37
Majesco Entertainment Company*	2,550	4
Manhattan Associates*	4,541	101
ManTech International*	2,365	66
MapInfo* (a)	3,380	42
Marchex* (a)	3,070	52
MatrixOne*	7,488	38
Mattson Technology*	6,107	48
Maximus	2,840	103
Maxtor*	36,790	129
McDATA, Class A*	20,340	98
Measurement Specialties*	1,830	44
Mentor Graphics* (a)	11,767	97
Methode Electronics, Class A	5,391	55
Metrologic Instruments*	1,796	35
Micrel* (a)	9,404	94
Micromuse*	11,958	86
Micros Systems* (a)	5,470	251
Microsemi* (a)	8,956	208
MicroStrategy* (a)	2,002	142
Microtune*	7,460	29
Midway Games* (a)	2,800	52
MIPS Technologies, Class A*	6,290	35
MKS Instruments* (a)	4,744	90
Mobility Electronics*	4,240	38
Monolithic Power Systems*	2,670	34
Motive*	1,890	7
MPS Group*	15,056	187
MRO Software*	2,904	48
MRV Communications*	15,725	30
MTS Systems	2,877	115
Multi-Fineline Electronix*	1,030	27
Ness Technologies*	2,340	21
NETGEAR* (a)	4,800	94
NetIQ*	7,866	94
Netlogic Microsystems* (a)	1,620	32
NetRatings*	2,128	32
NetScout Systems*	4,077	23
Newport*	5,290	69
NIC*	4,809	29
Novatel Wireless* (a)	4,160	53
Nuance Communications*	14,581	75
OmniVision Technologies* (a)	8,160	105
ON Semiconductor* (a)	20,838	97

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Online Resources*	3,290	$39
Open Solutions*	2,280	49
Openwave Systems* (a)	9,874	176
Oplink Communications*	15,512	25
Opsware* (a)	9,974	51
Optical Communication Products*	89	—
OSI Systems* (a)	2,269	38
Packeteer*	5,017	40
Palm* (a)	5,995	154
PAR Technology*	620	15
Parametric Technology*	38,977	254
Park Electrochemical	2,898	73
Paxar*	5,289	91
PDF Solutions*	2,516	37
Pegasus Solutions*	3,011	26
Pegasystems*	1,940	12
Pericom Semiconductor*	3,801	30
Perot Systems, Class A*	11,891	165
Phase Forward* (a)	2,110	23
Phoenix Technologies*	3,850	23
Photon Dynamics*	2,555	44
Photronics* (a)	5,607	101
Pixelworks*	6,959	38
Plantronics	7,020	210
Plexus*	6,302	111
PLX Technology*	3,700	28
PMC-Sierra*	25,880	184
Polycom* (a)	14,130	216
PortalPlayer* (a)	1,740	35
Power Integrations*	4,273	90
Powerwave Technologies* (a)	14,763	166
Presstek*	4,417	45
Progress Software*	4,787	149
QAD	1,744	14
Quality Systems	1,152	77
Quantum*	26,314	79
Quest Software* (a)	8,474	118
Radiant Systems*	3,550	40
RadiSys*	2,953	47
Rambus*	14,490	185
RealNetworks*	16,530	129
Redback Networks*	5,410	57
Renaissance Learning	1,314	20
RF Micro Devices*	26,912	141
RightNow Technologies*	1,080	16
Rimage*	1,470	43
Rofin-Sinar Technologies*	2,295	85
Rogers*	2,363	88
RSA Security*	10,216	116
Rudolph Technologies* (a)	1,950	24
S1*	10,580	46
SAFENET* (a)	3,575	119
Sapient* (a)	12,367	64
ScanSource*	1,880	106
SeaChange International*	4,205	26
Secure Computing*	5,222	63
Semitool*	2,792	25
Semtech* (a)	10,140	153
SERENA Software* (a)	3,929	86

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
SigmaTel*	5,180	$71
Silicon Image* (a)	11,908	109
Silicon Laboratories* (a)	6,150	198
Silicon Storage Technology* (a)	12,761	64
SiRF Technology Holdings*	4,670	120
Skyworks Solutions* (a)	22,600	121
Sohu.com*	3,561	54
Sonic Solutions* (a)	3,241	62
SonicWALL*	7,929	55
Sonus Networks* (a)	35,610	155
Spatialight* (a)	4,040	18
SpectraLink	2,885	36
SPSS*	2,439	56
SS&C Technologies	2,337	84
SSA Global Technologies*	1,460	23
Standard Microsystems*	3,172	90
StarTek	876	11
Stellent*	3,520	32
Stratasys* (a)	1,581	38
Superior Essex*	2,300	39
Supertex*	1,531	56
Supportsoft*	6,235	25
Sycamore Networks*	22,747	88
Sykes Enterprises*	3,698	53
Symmetricom* (a)	6,951	55
Synaptics* (a)	3,149	73
SYNNEX*	1,130	20
Syntel	1,257	26
TALX	2,954	117
TASER International* (a)	9,460	58
Technitrol	5,875	99
Tekelec*	8,214	113
Telkonet* (a)	5,500	27
Terayon Communications*	11,477	31
Terremark Worldwide*	4,299	12
Tessera Technologies*	6,460	180
ThermoGenesis*	6,800	34
THQ*	8,880	206
TIBCO Software*	31,390	238
TNS*	1,150	20
Transaction Systems Architects, Class A* (a)	5,408	146
TranSwitch* (a)	16,040	26
Travelzoo*	360	7
Trident Microsystems*	3,720	113
TriQuint Semiconductor*	20,579	86
TTM Technologies*	5,917	47
Tyler Technologies*	5,322	43
Ulticom*	1,784	19
Ultimate Software Group*	2,820	48
Ultratech*	3,639	50
United Online	8,793	118
Universal Display*	3,578	38
UNOVA* (a)	7,115	221
UTStarcom* (a)	14,550	80
ValueClick*	12,465	218
Varian Semiconductor Equipment Associates* (a)	5,352	202
Vasco Data Security International*	3,710	40
Veeco Instruments*	3,900	62
VeriFone Holdings* (a)	3,650	85

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Verint Systems*	2,001	$77
Verity*	4,739	47
ViaSat*	3,134	78
Vignette*	4,384	73
Viisage Technology*	5,250	24
Virage Logic*	2,110	17
Vitesse Semiconductor*	32,897	54
Volterra Semiconductor*	1,470	18
WebEx Communications* (a)	4,867	112
webMethods*	7,944	55
Websense*	3,430	203
WebSideStory*	1,390	24
Westell Technologies, Class A*	7,750	36
Wind River Systems*	10,180	133
Witness Systems*	3,790	74
Wright Express*	5,770	125
X-Rite	3,187	33
Zhone Technologies*	12,450	28
Zoran*	6,558	96
		30,013
Materials – 4.6%
A. Schulman	4,815	98
A.M. Castle & Company*	1,620	32
AK Steel Holdings*	16,274	114
Aleris International*	4,440	115
Alpha Natural Resources* (a)	4,230	100
AMCOL International	3,104	63
American Vanguard (a)	1,720	36
Arch Chemicals	3,558	93
Balchem	1,210	33
Bowater (a)	7,830	208
Brush Engineered Metals* (a)	2,760	42
Buckeye Technologies*	4,966	37
Calgon Carbon	5,838	32
Cambrex	3,925	75
Caraustar Industries*	4,267	37
Carpenter Technology	3,527	213
Century Aluminum* (a)	3,186	58
CF Industries Holdings (a)	4,660	64
Chaparral Steel Company*	3,250	81
Chesapeake	2,740	55
Cleveland-Cliffs (a)	3,138	256
Coeur D'Alene Mines* (a)	35,324	133
Commercial Metals	8,680	276
Compass Minerals International	2,600	58
Deltic Timber	1,694	78
Eagle Materials (a)	2,636	281
Ferro	6,317	113
Georgia Gulf	4,848	141
Gibraltar Industries	3,453	70
Glatfelter	4,939	67
GrafTech International*	14,718	72
Graphic Packaging*	9,820	26
Greif, Class A	2,209	135
H.B. Fuller	4,272	128
Headwaters* (a)	6,228	198
Hecla Mining* (a)	17,989	61
Hercules*	17,016	190
Kronos Worldwide	544	17

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Longview Fibre	7,333	$138
MacDermid	4,646	130
Mercer International*	4,510	35
Metal Management	2,980	72
Metals USA*	2,950	61
Minerals Technologies (a)	3,041	163
Myers Industries	4,130	47
Neenah Paper	1,510	44
NewMarket Group*	2,353	44
NL Industries	1,367	23
NN	2,894	30
Octel	1,881	28
Olin (a)	10,212	183
OM Group*	4,291	69
Oregon Steel Mills* (a)	5,150	131
Pioneer Companies*	1,750	41
PolyOne*	13,882	80
Potlatch (a)	4,161	186
Quanex	3,604	209
Roanoke Electric Steel	1,590	35
Rock-Tenn, Class A	4,442	62
Rockwood Holdings*	180	4
Royal Gold (a)	2,745	63
RTI International Metals*	3,181	107
Ryerson Tull (a)	3,643	74
Schnitzer Steel Industries, Class A	3,180	101
Schweitzer-Mauduit International	2,253	55
Sensient Technologies	7,110	126
Silgan Holdings	3,234	104
Spartech	4,345	82
Steel Dynamics (a)	5,816	180
Steel Technologies	1,600	42
Stepan	274	7
Stillwater Mining*	6,142	62
Symyx Technologies*	4,772	128
Terra Industries*	11,790	72
Texas Industries	3,300	164
Titanium Metals* (a)	1,620	76
USEC	12,515	125
W.R. Grace & Company*	10,075	76
Wausau-Mosinee Paper	6,418	70
Wellman	5,482	36
Westlake Chemical	2,040	59
Wheeling-Pittsburgh*	1,320	17
Worthington Industries (a)	9,230	186
Zoltek Companies*	1,690	15
		7,728
Telecommunication Services – 1.4%
Alaska Communications Systems Holdings	1,730	19
Arbinet-thexchange*	510	3
Broadwing* (a)	9,469	60
Centennial Communications, Class A*	3,063	45
Cincinnati Bell* (a)	37,047	147
Cogent Communications Group*	860	5
Commonwealth Telephone Enterprises	3,190	115
Consolidated Communications Holdings	910	12
CT Communications	2,816	32
Dobson Communications, Class A*	16,098	117
FairPoint Communications	4,020	55

Small Cap Index Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
General Communication* (a)	7,810	$75
Golden Telecom (a)	2,820	82
Hungarian Telephone & Cable*	630	11
IDT*	8,630	103
InPhonic*	2,390	35
Iowa Telecommunications Services	3,320	55
Level 3 Communications* (a)	104,020	302
NeuStar*	2,260	69
North Pittsburgh	2,197	44
Premiere Global Services*	10,455	89
Price Communications*	6,089	93
SBA Communications*	10,706	158
Shenandoah Telecommunications	1,016	43
SureWest Communications	2,202	62
Syniverse Holdings*	1,740	32
Talk America Holdings*	4,098	40
Time Warner Telecom, Class A*	7,565	63
UbiquiTel*	10,900	94
USA Mobility* (a)	3,898	98
Valor Communications Group	4,430	56
Wireless Facilities* (a)	8,179	55
		2,269
Utilities – 2.6%
ALLETE (a)	3,820	168
American States Water	2,594	81
Aquila*	51,082	181
Avista	7,184	126
Black Hills (a)	4,909	204
California Water Service	2,473	88
Calpine* (a)	82,520	196
Cascade Natural Gas	1,244	26
Central Vermont Public Service	1,838	29
CH Energy Group	2,382	111
CLECO	7,515	159
Connecticut Water Service	1,363	34
Duquesne Light Holdings (a)	11,130	186
El Paso Electric* (a)	7,191	156
Empire District Electric	3,823	77
EnergySouth	1,168	33
IDACORP (a)	6,133	177
Infrasource Services*	1,490	19
ITC Holdings	500	14
Laclede Group	3,072	92
MGE Energy	3,078	109
Middlesex Water	1,944	41
New Jersey Resources	3,984	172
NICOR (a)	5,550	218
Northwest Natural Gas	2,983	103
NorthWestern	5,360	159
Ormat Technologies	1,250	25
Otter Tail	4,182	125
People's Energy	5,100	190
Sierra Pacific Resources*	17,449	226
SJW	1,117	55
South Jersey Industries	4,172	117
Southern Union Company Fractional Shares (b) (c)	—	—
Southwest Gas	5,467	149
Southwest Water (a)	3,306	45
UIL Holdings	1,857	92

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Small Cap Index Fund (concluded)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
UniSource Energy Holding	5,351	$171
WGL Holdings	7,070	220
		4,374
Total Common Stocks (Cost $135,075)		166,503
Short-Term Investments – 0.5%
Affiliated Money Market Fund – 0.3%
First American Prime Obligations Fund, Class Z (d)	505,669	506
U.S. Treasury Obligation – 0.2%
U.S. Treasury Bill (e) 3.490%, 03/02/06	$300	296
Total Short-Term Investments (Cost $802)		802
Investments Purchased with Proceeds from Securities Lending (f) – 25.4% (Cost $42,591)		42,591
Total Investments – 125.5% (Cost $178,468)		209,896
Other Assets and Liabilities, Net – (25.5)%		(42,668)
Total Net Assets – 100.0%		$167,228

*  Non-income producing security

(a)  This security or a portion of this security is out on loan at October 31, 2005. Total loaned securities had a market value of $41,322,582 at October 31, 2005. See note 2 in Notes to Financial Statements.

(b)  Security is fair valued. As of October 31, 2005, the fair value of these investments was $0 or 0.0% to total net assets. See note 2 in Notes to Financial Statements.

(c)  Security considered illiquid or restricted. As of October 31, 2005, the value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(e)  Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of October 31, 2005. See note 2 in Notes to Financial Statements.

(f)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations. See note 2 in Notes to Financial Statements.

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Notional Contract Value (000)	Settlement Month	Unrealized Appreciation (000)
Russell 2000 Index Futures Contracts	1	$325	December-05	$7

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

(This page has been left blank intentionally.)

Statements of Assets and Liabilities October 31, 2005, in thousands, except for per share data

	Equity Index Fund	Mid Cap Index Fund	Small Cap Index Fund
ASSETS:
Investments in unaffiliated securities, at value* (cost: $1,586,781, $299,460, and $135,371, respectively) (note 2)	$2,163,145	$360,166	$166,799
Investments in affiliated securities, at value (cost: $11,159, $3,641, and $506, respectively) (note 2)	13,787	3,641	506
Investments purchased with proceeds from securities lending (cost: $487,770, $134,979, and $42,591, respectively) (note2)	487,770	134,979	42,591
Cash**	565	155	51
Receivable for dividends and interest	2,035	198	84
Receivable for investment securities sold	24,625	—	57
Receivable for capital shares sold	532	249	162
Receivable for variation margin	231	79	7
Prepaid expenses and other assets	52	50	47
Total assets	2,692,742	499,517	210,304
LIABILITIES:
Payable for investment securities purchased	—	423	—
Payable upon return of securities loaned (note 2)	488,331	135,134	42,640
Payable for capital shares redeemed	4,399	387	326
Payable to affiliates (note 3)	673	147	83
Payable for distribution and shareholder servicing fees	119	9	5
Accrued expenses and other liabilities	67	23	22
Total liabilities	493,589	136,123	43,076
Net assets	$2,199,153	$363,394	$167,228
COMPOSITION OF NET ASSETS:
Portfolio capital	$1,663,525	$282,031	$131,670
Undistributed net investment income	—	245	65
Accumulated net realized gain (loss) on investments	(43,927)	20,423	4,058
Net unrealized appreciation of investments	578,992	60,706	31,428
Net unrealized appreciation (depreciation) of futures contracts	563	(11)	7
Net assets	$2,199,153	$363,394	$167,228
* Including securities loaned, at value	$478,325	$132,363	$41,323
** Includes cash collateral received related to securities loaned (note 2)	$561	$155	$49
Class A:
Net assets	$234,629	$14,318	$10,067
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	10,387	1,059	713
Net asset value and redemption price per share	$22.59	$13.52	$14.12
Maximum offering price per share (1)	$23.90	$14.31	$14.94
Class B:
Net assets	$56,097	$3,485	$1,498
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	2,514	262	109
Net asset value, offering price, and redemption price per share (2)	$22.31	$13.28	$13.76
Class C:
Net assets	$24,195	$3,388	$2,068
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	1,078	254	149
Net asset value, offering price, and redemption price per share (2)	$22.44	$13.32	$13.88
Class R:
Net assets	$1,715	$131	$23
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	76	10	2
Net asset value, offering price, and redemption price per share	$22.57	$13.48	$13.97
Class Y:
Net assets	$1,882,517	$342,072	$153,572
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	83,359	25,281	10,876
Net asset value, offering price, and redemption price per share	$22.58	$13.53	$14.12

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Statements of Operations in thousands

	Equity Index Fund		Mid Cap Index Fund		Small Cap Index Fund
	One-Month Period Ended 10/31/05	Year Ended 9/30/05	One-Month Period Ended 10/31/05	Year Ended 9/30/05	One-Month Period Ended 10/31/05	Year Ended 9/30/05
INVESTMENT INCOME:
Dividends from unaffiliated securities	$2,352	$48,778	$279	$4,788	$134	$2,379
Dividends from affiliated securities	38	933	13	241	4	90
Interest from unaffiliated securities	12	152	5	46	1	14
Securities lending income	43	612	11	121	14	134
Total investment income	2,445	50,475	308	5,196	153	2,617
EXPENSES (note 3):
Investment advisory fees	466	5,859	76	913	57	732
Transfer agent fees	265	1,478	42	236	20	116
Administration fees	239	4,793	40	759	25	451
Other expenses	11	89	2	24	1	32
Custodian fees	9	206	1	32	1	16
Professional fees	9	136	2	38	1	29
Directors' fees	5	55	1	8	—	4
Postage and printing fees	4	78	1	12	—	9
Registration fees	4	44	4	44	4	43
Distribution and shareholder servicing fees – Class A	49	603	3	35	2	25
Distribution and shareholder servicing fees – Class B	48	665	3	34	1	16
Distribution and shareholder servicing fees – Class C	21	291	3	30	2	21
Distribution and shareholder servicing fees – Class R	1	5	— (1)	— (1)	— (1)	— (1)
Total expenses	1,131	14,302	178	2,165	114	1,494
Less: Fee waivers (note 3)	(323)	(4,067)	(16)	(239)	(26)	(234)
Total net expenses	808	10,235	162	1,926	88	1,260
Investment income – net	1,637	40,240	146	3,270	65	1,357
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS – NET (note 6):
Net realized gain (loss) on unaffiliated investments	(10,825)	(5,937)	2,372	21,217	19	9,562
Net realized gain (loss) on affiliated investments	(7)	513	—	—	—	—
Net realized gain on in-kind distribution (note 8)	—	115,666	—	—	—	—
Net realized gain (loss) on futures contracts	(622)	(787)	(122)	1,346	(135)	740
Net change in unrealized appreciation or depreciation of unaffiliated investments	(32,021)	111,289	(10,517)	45,063	(5,614)	16,613
Net change in unrealized appreciation or depreciation of affiliated investments	2,629	(819)	—	—	—	—
Net change in unrealized appreciation or depreciation of future contracts	420	277	(31)	(1)	7	(11)
Net gain (loss) on investments and futures contracts	(40,426)	220,202	(8,298)	67,625	(5,723)	26,904
Net increase (decrease) in net assets resulting from operations	$(38,789)	$260,442	$(8,152)	$70,895	$(5,658)	$28,261

  (1)  Due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Statements of Changes in Net Assets in thousands

	Equity Index Fund			Mid Cap Index Fund
	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04
OPERATIONS:
Investment income – net	$1,637	$40,240	$30,485	$146	$3,270	$2,246
Net realized gain (loss) on unaffiliated investments	(10,825)	(5,937)	4,194	2,372	21,217	9,956
Net realized gain (loss) on affiliated investments	(7)	513	—	—	—	—
Net realized gain on in-kind distributions	—	115,666	—	—	—	—
Net realized gain (loss) on futures contracts	(622)	(787)	7,968	(122)	1,346	1,639
Net change in unrealized appreciation or depreciation of unaffiliated investments	(32,021)	111,289	233,457	(10,517)	45,063	30,236
Net change in unrealized appreciation or depreciation of affiliated investments	2,629	(819)	2,166	—	—	—
Net change in unrealized appreciation or depreciation of futures contracts	420	277	1,118	(31)	(1)	152
Net increase (decrease) in net assets resulting from operations	(38,789)	260,442	279,388	(8,152)	70,895	44,229
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(147)	(3,686)	(2,311)	—	(93)	(42)
Class B	(9)	(543)	(335)	—	(4)	(1)
Class C	(3)	(235)	(141)	—	(3)	(1)
Class R	(1)	(10)	(391)	—	—	(13)
Class Y	(1,477)	(35,527)	(27,416)	—	(3,117)	(2,153)
Net realized gain on investments:
Class A	—	—	—	—	(453)	(99)
Class B	—	—	—	—	(114)	(46)
Class C	—	—	—	—	(95)	(33)
Class R	—	—	—	—	—	(76)
Class Y	—	—	—	—	(11,737)	(4,643)
Return of capital:
Class A	(35)	(12)	(18)	—	—	—
Class B	(2)	(2)	(3)	—	—	—
Class C	(1)	(1)	(1)	—	—	—
Class R	— (1)	— (1)	(3)	—	—	—
Class Y	(347)	(118)	(210)	—	—	—
Total distributions	(2,022)	(40,134)	(30,829)	—	(15,616)	(7,107)
CAPITAL SHARE TRANSACTIONS (note 5):
Class A:
Proceeds from sales	4,409	44,458	101,208	189	4,932	9,000
Reinvestment of distributions	156	3,435	2,238	—	532	139
Payments for redemptions	(4,029)	(66,590)	(45,584)	(374)	(4,723)	(3,198)
Increase (decrease) in net assets from Class A transactions	536	(18,697)	57,862	(185)	741	5,941
Class B:
Proceeds from sales	119	2,433	4,621	25	306	628
Reinvestment of distributions	11	531	329	—	116	46
Payments for redemptions (note 3)	(1,831)	(20,370)	(15,132)	(7)	(523)	(304)
Increase (decrease) in net assets from Class B transactions	(1,701)	(17,406)	(10,182)	18	(101)	370
Class C:
Proceeds from sales	145	2,768	4,397	194	1,082	1,356
Reinvestment of distributions	4	228	138	—	92	33
Payments for redemptions (note 3)	(1,727)	(9,668)	(9,413)	(258)	(747)	(753)
Increase (decrease) in net assets from Class C transactions	(1,578)	(6,672)	(4,878)	(64)	427	636
Class R:
Proceeds from sales	85	1,362	11,681	12	119	1,049
Reinvestment of distributions	1	10	389	—	—	79
Payments for redemptions	(6)	(99)	(71,464)	—	—	(5,895)
Increase (decrease) in net assets from Class R transactions	80	1,273	(59,394)	12	119	(4,767)
Class Y:
Proceeds from sales	16,558	363,331	533,400	3,157	73,080	108,384
Reinvestment of distributions	1,126	22,938	19,144	—	8,661	3,958
Payments for redemptions	(40,781)	(613,170)	(556,690)	(6,774)	(93,999)	(73,284)
Increase (decrease) in net assets from Class Y transactions	(23,097)	(226,901)	(4,146)	(3,617)	(12,258)	39,058
Increase (decrease) in net assets from capital share transactions	(25,760)	(268,403)	(20,738)	(3,836)	(11,072)	41,238
Total increase (decrease) in net assets	(66,571)	(48,095)	227,821	(11,988)	44,207	78,360
Net assets at beginning of period	2,265,724	2,313,819	2,085,998	375,382	331,175	252,815
Net assets at end of period	$2,199,153	$2,265,724	$2,313,819	$363,394	$375,382	$331,175
Undistributed net investment income at end of period	$—	$—	$51	$245	$99	$40

  (1)  Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

	Small Cap Index Fund
	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04
OPERATIONS:
Investment income – net	$65	$1,357	$785
Net realized gain (loss) on unaffiliated investments	19	9,562	6,383
Net realized gain (loss) on affiliated investments	—	—	—
Net realized gain on in-kind distributions	—	—	—
Net realized gain (loss) on futures contracts	(135)	740	1,070
Net change in unrealized appreciation or depreciation of unaffiliated investments	(5,614)	16,613	15,627
Net change in unrealized appreciation or depreciation of affiliated investments	—	—	—
Net change in unrealized appreciation or depreciation of futures contracts	7	(11)	228
Net increase (decrease) in net assets resulting from operations	(5,658)	28,261	24,093
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	(46)	(15)
Class B	—	—	—
Class C	—	—	—
Class R	—	—	(7)
Class Y	—	(1,212)	(717)
Net realized gain on investments:
Class A	—	(657)	(25)
Class B	—	(112)	(7)
Class C	—	(140)	(10)
Class R	—	—	(23)
Class Y	—	(12,476)	(855)
Return of capital:
Class A	—	—	—
Class B	—	—	—
Class C	—	—	—
Class R	—	—	—
Class Y	—	—	—
Total distributions	—	(14,643)	(1,659)
CAPITAL SHARE TRANSACTIONS (note 5):
Class A:
Proceeds from sales	143	2,981	6,263
Reinvestment of distributions	—	694	39
Payments for redemptions	(77)	(2,870)	(1,649)
Increase (decrease) in net assets from Class A transactions	66	805	4,653
Class B:
Proceeds from sales	5	215	446
Reinvestment of distributions	—	108	7
Payments for redemptions (note 3)	(12)	(379)	(118)
Increase (decrease) in net assets from Class B transactions	(7)	(56)	335
Class C:
Proceeds from sales	24	705	917
Reinvestment of distributions	—	133	10
Payments for redemptions (note 3)	(137)	(676)	(476)
Increase (decrease) in net assets from Class C transactions	(113)	162	451
Class R:
Proceeds from sales	12	11	1,722
Reinvestment of distributions	—	—	29
Payments for redemptions	—	(2)	(5,464)
Increase (decrease) in net assets from Class R transactions	12	9	(3,713)
Class Y:
Proceeds from sales	1,010	49,781	91,307
Reinvestment of distributions	—	8,310	1,001
Payments for redemptions	(6,383)	(62,922)	(75,927)
Increase (decrease) in net assets from Class Y transactions	(5,373)	(4,831)	16,381
Increase (decrease) in net assets from capital share transactions	(5,415)	(3,911)	18,107
Total increase (decrease) in net assets	(11,073)	9,707	40,541
Net assets at beginning of period	178,301	168,594	128,053
Net assets at end of period	$167,228	$178,301	$168,594
Undistributed net investment income at end of period	$65	$—	$157

FIRST AMERICAN FUNDS Annual Report 2005

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains or (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital		Net Asset Value End of Period
Equity Index Fund (1)
Class A
2005	(2)	$23.00	$0.01	$(0.40)	$(0.02)	$—	$—	(6)	$22.59
2005	(3)	20.91	0.34	2.09	(0.34)	—	—	(6)	23.00
2004	(3)	18.70	0.23	2.22	(0.24)	—	—	(6)	20.91
2003	(3)	15.31	0.21	3.38	(0.20)	—	—		18.70
2002	(3)	19.50	0.18	(4.19)	(0.18)	—	—		15.31
2001	(3)	27.75	0.18	(7.43)	(0.17)	(0.83)	—		19.50
Class B
2005	(2)	$22.72	$—	$(0.40)	$(0.01)	$—	$—	(6)	$22.31
2005	(3)	20.66	0.18	2.06	(0.18)	—	—	(6)	22.72
2004	(3)	18.48	0.08	2.19	(0.09)	—	—	(6)	20.66
2003	(3)	15.13	0.08	3.35	(0.08)	—	—		18.48
2002	(3)	19.29	0.03	(4.15)	(0.04)	—	—		15.13
2001	(3)	27.49	—	(7.35)	(0.02)	(0.83)	—		19.29
Class C
2005	(2)	$22.85	$—	$(0.40)	$(0.01)	$—	$—	(6)	$22.44
2005	(3)	20.78	0.18	2.07	(0.18)	—	—	(6)	22.85
2004	(3)	18.59	0.08	2.20	(0.09)	—	—	(6)	20.78
2003	(3)	15.23	0.08	3.36	(0.08)	—	—		18.59
2002	(3)	19.41	0.03	(4.17)	(0.04)	—	—		15.23
2001	(3)	27.66	—	(7.40)	(0.02)	(0.83)	—		19.41
Class R (4)
2005	(2)	$22.98	$0.01	$(0.40)	$(0.02)	$—	$—	(6)	$22.57
2005	(3)	20.91	0.26	2.11	(0.30)	—	—	(6)	22.98
2004	(3)	18.70	0.23	2.20	(0.22)	—	—	(6)	20.91
2003	(3)	15.30	0.21	3.39	(0.20)	—	—		18.70
2002	(3)	19.50	0.18	(4.20)	(0.18)	—	—		15.30
2001	(5)	18.80	—	0.70	—	—	—		19.50
Class Y
2005	(2)	$22.99	$0.02	$(0.41)	$(0.02)	$—	$—	(6)	$22.58
2005	(3)	20.91	0.40	2.08	(0.40)	—	—	(6)	22.99
2004	(3)	18.69	0.29	2.22	(0.29)	—	—	(6)	20.91
2003	(3)	15.30	0.25	3.38	(0.24)	—	—		18.69
2002	(3)	19.49	0.23	(4.19)	(0.23)	—	—		15.30
2001	(3)	27.74	0.23	(7.42)	(0.23)	(0.83)	—		19.49

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

		Total Return (7)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Equity Index Fund (1)
Class A
2005	(2)	(1.70)%	$234,629	0.62%	0.69%	0.79%	0.52%	—%
2005	(3)	11.69	238,379	0.62	1.53	0.79	1.36	4
2004	(3)	13.12	234,349	0.62	1.13	0.79	0.96	1
2003	(3)	23.58	158,324	0.62	1.22	0.80	1.04	1
2002	(3)	(20.75)	139,007	0.62	0.91	0.80	0.73	8
2001	(3)	(26.95)	188,410	0.60	0.74	1.14	0.20	6
Class B
2005	(2)	(1.78)%	$56,097	1.37%	(0.06)%	1.54%	(0.23)%	—%
2005	(3)	10.86	58,857	1.37	0.79	1.54	0.62	4
2004	(3)	12.31	69,828	1.37	0.38	1.54	0.21	1
2003	(3)	22.72	71,624	1.37	0.47	1.55	0.29	1
2002	(3)	(21.40)	66,835	1.37	0.16	1.55	(0.02)	8
2001	(3)	(27.49)	95,586	1.35	(0.01)	1.89	(0.55)	6
Class C
2005	(2)	(1.78)%	$24,195	1.37%	(0.05)%	1.54%	(0.22)%	—%
2005	(3)	10.84	26,258	1.37	0.79	1.54	0.62	4
2004	(3)	12.28	30,111	1.37	0.38	1.54	0.21	1
2003	(3)	22.65	31,330	1.37	0.47	1.55	0.29	1
2002	(3)	(21.38)	21,637	1.37	0.16	1.55	(0.02)	8
2001	(3)	(27.51)	29,560	1.35	(0.01)	1.89	(0.55)	6
Class R (4)
2005	(2)	(1.72)%	$1,715	0.87%	0.44%	1.19%	0.12%	—%
2005	(3)	11.38	1,663	0.87	1.14	1.19	0.82	4
2004	(3)	13.00	333	0.62	1.13	0.79	0.96	1
2003	(3)	23.66	52,925	0.62	1.22	0.80	1.04	1
2002	(3)	(20.79)	42,964	0.62	0.93	0.80	0.75	8
2001	(5)	3.72	38,220	0.72	0.89	1.20	0.41	6
Class Y
2005	(2)	(1.69)%	$1,882,517	0.37%	0.94%	0.54%	0.77%	—%
2005	(3)	11.92	1,940,567	0.37	1.78	0.54	1.61	4
2004	(3)	13.45	1,979,198	0.37	1.38	0.54	1.21	1
2003	(3)	23.89	1,771,795	0.37	1.46	0.55	1.28	1
2002	(3)	(20.56)	1,135,653	0.37	1.16	0.55	0.98	8
2001	(3)	(26.78)	1,567,607	0.35	0.99	0.89	0.45	6

  (1)  Per share data calculated using average shares outstanding method.

  (2)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  For the period October 1 to September 30 in the year indicated.

  (4)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (5)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  Includes a tax return of capital of less than $0.01.

  (7)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

FIRST AMERICAN FUNDS Annual Report 2005

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains or (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (9)
Mid Cap Index Fund (1)(2)
Class A
2005	(3)	$13.82	$—	$(0.30)	$—	$—	$13.52	(2.17)%
2005	(4)	11.84	0.09	2.40	(0.09)	(0.42)	13.82	21.43
2004	(4)	10.36	0.05	1.67	(0.05)	(0.19)	11.84	16.80
2003	(4)	8.51	0.04	2.08	(0.04)	(0.23)	10.36	25.45
2002	(4)	9.38	0.04	(0.49)	(0.04)	(0.38)	8.51	(5.45)
2001	(5)	12.56	0.05	(2.11)	(0.05)	(1.07)	9.38	(17.60)
Class B
2005	(3)	$13.59	$(0.01)	$(0.30)	$—	$—	$13.28	(2.28)%
2005	(4)	11.67	(0.01)	2.37	(0.02)	(0.42)	13.59	20.57
2004	(4)	10.25	(0.03)	1.64	—	(0.19)	11.67	15.88
2003	(4)	8.44	(0.03)	2.07	—	(0.23)	10.25	24.63
2002	(4)	9.33	(0.03)	(0.48)	—	(0.38)	8.44	(6.07)
2001	(5)	12.52	—	(2.12)	—	(1.07)	9.33	(18.15)
Class C
2005	(3)	$13.63	$(0.01)	$(0.30)	$—	$—	$13.32	(2.27)%
2005	(4)	11.70	(0.01)	2.38	(0.02)	(0.42)	13.63	20.60
2004	(4)	10.28	(0.03)	1.64	—	(0.19)	11.70	15.83
2003	(4)	8.47	(0.03)	2.07	—	(0.23)	10.28	24.55
2002	(4)	9.38	(0.02)	(0.51)	—	(0.38)	8.47	(6.22)
2001	(6)	9.07	—	0.31	—	—	9.38	3.42
Class R (7)
2005	(3)	$13.78	$—	$(0.30)	$—	$—	$13.48	(2.18)%
2005	(4)	11.83	0.04	2.41	(0.08)	(0.42)	13.78	21.09
2004	(4)	10.36	0.06	1.65	(0.05)	(0.19)	11.83	16.62
2003	(4)	8.50	0.04	2.09	(0.04)	(0.23)	10.36	25.60
2002	(4)	9.38	0.04	(0.50)	(0.04)	(0.38)	8.50	(5.56)
2001	(8)	11.07	0.04	(1.67)	(0.06)	—	9.38	(14.77)
Class Y
2005	(3)	$13.83	$0.01	$(0.31)	$—	$—	$13.53	(2.17)%
2005	(4)	11.84	0.12	2.41	(0.12)	(0.42)	13.83	21.82
2004	(4)	10.37	0.08	1.66	(0.08)	(0.19)	11.84	16.97
2003	(4)	8.51	0.06	2.09	(0.06)	(0.23)	10.37	25.86
2002	(4)	9.38	0.06	(0.49)	(0.06)	(0.38)	8.51	(5.23)
2001	(5)	12.55	0.08	(2.11)	(0.07)	(1.07)	9.38	(17.34)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Mid Cap Index Fund (1)(2)
Class A
2005	(3)	$14,318	0.75%	0.26%	0.80%	0.21%	1%
2005	(4)	14,827	0.75	0.68	0.82	0.61	15
2004	(4)	11,987	0.75	0.47	0.80	0.42	14
2003	(4)	5,332	0.75	0.45	0.84	0.36	23
2002	(4)	3,581	0.75	0.37	0.83	0.29	19
2001	(5)	2,972	0.75	0.51	0.80	0.46	43
Class B
2005	(3)	$3,485	1.50%	(0.49)%	1.55%	(0.54)%	1%
2005	(4)	3,546	1.50	(0.08)	1.57	(0.15)	15
2004	(4)	3,133	1.50	(0.27)	1.55	(0.32)	14
2003	(4)	2,419	1.50	(0.30)	1.59	(0.39)	23
2002	(4)	1,475	1.50	(0.37)	1.58	(0.45)	19
2001	(5)	1,265	1.50	(0.24)	1.54	(0.28)	43
Class C
2005	(3)	$3,388	1.50%	(0.49)%	1.55%	(0.54)%	1%
2005	(4)	3,533	1.50	(0.08)	1.57	(0.15)	15
2004	(4)	2,653	1.50	(0.27)	1.55	(0.32)	14
2003	(4)	1,756	1.50	(0.30)	1.59	(0.39)	23
2002	(4)	795	1.50	(0.37)	1.58	(0.45)	19
2001	(6)	—	—	—	—	—	43
Class R (7)
2005	(3)	$131	1.00%	0.01%	1.20%	(0.19)%	1%
2005	(4)	122	1.00	0.28	1.22	0.06	15
2004	(4)	1	0.75	0.49	0.80	0.44	14
2003	(4)	4,134	0.75	0.46	0.84	0.37	23
2002	(4)	3,393	0.75	0.37	0.83	0.29	19
2001	(8)	4,301	0.75	0.47	0.80	0.42	43
Class Y
2005	(3)	$342,072	0.50%	0.51%	0.55%	0.46%	1%
2005	(4)	353,354	0.50	0.92	0.57	0.85	15
2004	(4)	313,403	0.50	0.73	0.55	0.68	14
2003	(4)	239,174	0.50	0.71	0.59	0.62	23
2002	(4)	198,545	0.50	0.63	0.58	0.55	19
2001	(5)	176,857	0.50	0.75	0.53	0.72	43

  (1)  The financial highlights for the Mid Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Index Fund. The assets of the
Firstar Fund were acquired by the First American Mid Cap Index Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar
Mid Cap Index Fund were exchanged for Class A shares of the First American Mid Cap Index Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the
First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1 to September 30 in the year indicated.

  (5)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year-end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (8)  For the period from November 27, 2000, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (9)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

FIRST AMERICAN FUNDS Annual Report 2005

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains or (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (9)
Small Cap Index Fund (1)(2)
Class A
2005	(3)	$14.57	$—	$(0.45)	$—	$—	$14.12	(3.09)%
2005	(4)	13.38	0.07	2.17	(0.06)	(0.99)	14.57	17.08
2004	(4)	11.47	0.04	1.98	(0.03)	(0.08)	13.38	17.71
2003	(4)	8.55	0.04	2.92	(0.04)	—	11.47	34.77
2002	(4)	9.68	0.05	(1.13)	(0.05)	—	8.55	(11.28)
2001	(5)	12.23	(0.01)	(1.49)	—	(1.05)	9.68	(12.76)
Class B
2005	(3)	$14.21	$(0.01)	$(0.44)	$—	$—	$13.76	(3.17)%
2005	(4)	13.15	(0.03)	2.08	—	(0.99)	14.21	15.82
2004	(4)	11.33	(0.06)	1.96	—	(0.08)	13.15	16.83
2003	(4)	8.47	(0.03)	2.90	(0.01)	—	11.33	33.87
2002	(4)	9.63	(0.03)	(1.13)	—	—	8.47	(12.03)
2001	(6)	10.97	(0.01)	(1.33)	—	—	9.63	(12.11)
Class C
2005	(3)	$14.34	$(0.01)	$(0.45)	$—	$—	$13.88	(3.21)%
2005	(4)	13.26	(0.03)	2.10	—	(0.99)	14.34	15.84
2004	(4)	11.43	(0.06)	1.97	—	(0.08)	13.26	16.77
2003	(4)	8.54	(0.03)	2.93	(0.01)	—	11.43	33.94
2002	(4)	9.68	(0.03)	(1.11)	—	—	8.54	(11.72)
2001	(7)	9.49	—	0.19	—	—	9.68	2.11
Class R (8)
2005	(3)	$14.43	$—	$(0.46)	$—	$—	$13.97	(3.19)%
2005	(4)	13.31	0.04	2.11	(0.04)	(0.99)	14.43	16.45
2004	(4)	11.41	0.03	1.97	(0.02)	(0.08)	13.31	17.65
2003	(4)	8.52	0.05	2.88	(0.04)	—	11.41	34.54
2002	(4)	9.64	0.05	(1.12)	(0.05)	—	8.52	(11.26)
2001	(5)	12.19	(0.01)	(1.49)	—	(1.05)	9.64	(12.82)
Class Y
2005	(3)	$14.57	$0.01	$(0.46)	$—	$—	$14.12	(3.09)%
2005	(4)	13.43	0.11	2.12	(0.10)	(0.99)	14.57	16.93
2004	(4)	11.51	0.07	1.99	(0.06)	(0.08)	13.43	18.02
2003	(4)	8.57	0.07	2.94	(0.07)	—	11.51	35.23
2002	(4)	9.70	0.07	(1.13)	(0.07)	—	8.57	(11.09)
2001	(5)	12.24	0.02	(1.50)	(0.01)	(1.05)	9.70	(12.56)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Small Cap Index Fund (1)(2)
Class A
2005	(3)	$10,067	0.83%	0.27%	1.01%	0.09%	—%
2005	(4)	10,323	0.90	0.53	1.03	0.40	23
2004	(4)	8,749	0.93	0.30	1.02	0.21	25
2003	(4)	3,480	0.93	0.42	1.05	0.30	41
2002	(4)	1,908	0.93	0.46	1.09	0.30	49
2001	(5)	341	0.91	(0.07)	0.94	(0.10)	102
Class B
2005	(3)	$1,498	1.58%	(0.48)%	1.76%	(0.66)%	—%
2005	(4)	1,555	1.65	(0.23)	1.78	(0.36)	23
2004	(4)	1,494	1.68	(0.46)	1.77	(0.55)	25
2003	(4)	993	1.68	(0.33)	1.80	(0.45)	41
2002	(4)	424	1.68	(0.29)	1.84	(0.45)	49
2001	(6)	107	1.65	(0.84)	1.69	(0.88)	102
Class C
2005	(3)	$2,068	1.58%	(0.48)%	1.76%	(0.66)%	—%
2005	(4)	2,256	1.65	(0.23)	1.78	(0.36)	23
2004	(4)	1,939	1.68	(0.46)	1.77	(0.55)	25
2003	(4)	1,268	1.68	(0.33)	1.80	(0.45)	41
2002	(4)	447	1.68	(0.26)	1.84	(0.42)	49
2001	(7)	—	—	—	—	—	102
Class R (8)
2005	(3)	$23	1.08%	0.02%	1.41%	(0.31)%	—%
2005	(4)	11	1.15	0.30	1.43	0.02	23
2004	(4)	1	0.93	0.24	0.99	0.18	25
2003	(4)	3,210	0.93	0.52	1.05	0.40	41
2002	(4)	13,576	0.93	0.42	1.09	0.26	49
2001	(5)	13,886	0.88	(0.05)	0.91	(0.08)	102
Class Y
2005	(3)	$153,572	0.58%	0.52%	0.76%	0.34%	—%
2005	(4)	164,156	0.65	0.78	0.78	0.65	23
2004	(4)	156,411	0.68	0.54	0.77	0.45	25
2003	(4)	119,102	0.68	0.68	0.80	0.56	41
2002	(4)	94,749	0.68	0.68	0.84	0.52	49
2001	(5)	54,169	0.66	0.19	0.68	0.17	102

  (1)  The financial highlights for the Small Cap Index Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Index Fund. The assets of the
Firstar Fund were acquired by the First American Small Cap Index Fund on September 24, 2001. In connection with such acquisition, (I) Class A shares of the Firstar
Small Cap Index Fund were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First
American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares (now designated Class R shares) of the First American Fund, and (iv) Firstar Institutional
Class shares were exchanged for Class Y shares of the First American Fund.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1 to September 30 in the year indicated.

  (5)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year-end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  For the period from December 11, 2000, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (8)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (9)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

FIRST AMERICAN FUNDS Annual Report 2005

Notes to Financial Statements  October 31, 2005

1 >  Organization

The Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund (each a "fund" and collectively, the "funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF") which is a member of the First American Family of Funds. As of October 31, 2005, FAIF offered 38 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the funds' board of directors to create additional funds in the future. The Equity Index Fund, Mid Cap Index Fund and Small Cap Index Fund are each diversified open-end management investment companies.

FAIF offers Class A, Class B, Class C, Class R, and Class Y shares. Prior to July 1, 2004, Class R shares were named Class S shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds' prospectuses provide descriptions of each fund's investment objective, principal investment strategies, and principal risks. All classes of shares have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

On June 22, 2005 the funds' board of directors approved a change in the funds' fiscal year-end from September 30 to October 31, effective with the one-month period ending October 31, 2005 (the "fiscal period").

2 >  Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds' investments are furnished by one or more independent pricing services that have been approved by the funds' board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds' board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Price movements in futures contracts and ADRs, and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from net asset value that would be calculated without regard to such considerations. As of October 31, 2005, the Equity Index Fund and Small Cap Index Fund had fair valued securities with a

FIRST AMERICAN FUNDS Annual Report 2005

total market value of $0 and $0 or 0.0% and 0.0%, respectively, of total net assets for the fund. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the fair value and the underlying cost of the security on the transaction date. Each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid quarterly for Mid Cap Index Fund and Small Cap Index Fund and monthly for Equity Index Fund, and are payable in cash or reinvested in additional shares of the fund. Any net realized capital gains on sales of a fund's securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred from wash sales, the tax recognition of mark to market gains (losses) on open futures contracts, proceeds from securities litigation, book gains recognized from in-kind distributions, and the sale of real estate investment trust securities. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

On the Statements of Assets and Liabilities the following reclassifications were made (000):

Fund	Undistributed Net Investment Income	Portfolio Capital
Equity Index Fund	$385	$(385)

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) are recorded by the fund. The distributions paid during the fiscal period ended October 31, 2005 and the fiscal years ended September 30, 2005 and 2004, were characterized as follows (000):

	October 31, 2005
Fund		Ordinary Income	Return of Capital	Total
Equity Index Fund		$1,637	$385	$2,022
	September 30, 2005
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Equity Index Fund	$40,001	$—	$133	$40,134
Mid Cap Index Fund	4,638	10,978	—	15,616
Small Cap Index Fund	6,571	8,072	—	14,643
	September 30, 2004
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Equity Index Fund	$30,594	$—	$235	$30,829
Mid Cap Index Fund	3,008	4,099	—	7,107
Small Cap Index Fund	1,059	600	—	1,659

FIRST AMERICAN FUNDS Annual Report 2005

Notes to Financial Statements  October 31, 2005

As of October 31, 2005, the components of accumulated earnings on a tax basis were as follows (000):

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation	Total Accumulated Earnings
Equity Index Fund	$—	$—	$(26,481)	$562,109	$535,628
Mid Cap Index Fund	1,444	20,343	—	59,576	81,363
Small Cap Index Fund	65	4,799	(118)	30,812	35,558

The difference between book and tax basis unrealized appreciation is primarily due to the tax deferral of losses on wash sales, the amount of gain (loss) recognized for tax purposes due to mark to market adjustments on open futures contracts, and return of capital distributions related to real estate investment trust investments.

As of October 31, 2005, the following funds had capital loss carryforwards (000):

	Expiration Year
Fund	2009	2010	2012	2013	Total
Equity Index Fund	$3,112	$10,901	$64	$12,404	$26,481
Small Cap Index Fund	—	—	—	118	118

FUTURES TRANSACTIONS – In order to gain exposure to or protect against changes in the market, the funds may enter into S&P and Russell Index futures contracts and other stock index futures contracts.

Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. government securities in an amount equal to five percent of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

The funds' investment in stock index futures contracts is designed to maintain sufficient liquidity to meet redemption requests and to increase the level of fund assets devoted to replicating the composition of the S&P and Russell Indices while reducing transaction costs. Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds' board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds' board of directors. At October 31, 2005, Equity Index Fund and Small Cap Index Fund had investments in illiquid securities with a total value of $0 and $0, respectively, or 0.0% and 0.0%, respectively of total net assets.

FIRST AMERICAN FUNDS Annual Report 2005

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

Equity Index Fund
Security	Shares	Dates Acquired	Cost Basis (000)
Seagate Escrow Security	44,866	1/01	$—
Small Cap Index Fund
Security	Shares	Dates Acquired	Cost Basis (000)
FirstBank Fractional Shares	—	8/05	$—
Mascotech Escrow Shares	9,571	2/99 to 11/00	—
National Penn Fractional Shares	—	10/05	—
Petrocorp Escrow Shares	2,040	6/03 to 8/05	—
Southern Union Company Fractional Shares	—	11/03 to 8/05	—
USB Holding Company Fractional Shares	—	8/05	—

SECURITIES LENDING – In order to generate additional income, each fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund's policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. As of October 31, 2005, cash collateral invested was as follows (000):

Fund	Commercial Paper	Corporate Obligations	Repurchase Agreements	Other Short-Term Securities	Total
Equity Index Fund	$141,918	$146,742	$187,791	$11,319	$487,770
Mid Cap Index Fund	39,273	40,608	51,966	3,132	134,979
Small Cap Index Fund	12,392	12,813	16,397	989	42,591

U.S. Bancorp Asset Management, Inc. ("USBAM") serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. USBAM acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission ("SEC"). During the fiscal period ended October 31, 2005 and the fiscal year ended September 30, 2005, USBAM received fees equal to 35% of each fund's income from securities lending transactions. Effective January 1, 2006, such fees will be lowered to 32% of each fund's income from securities lending transactions. Fees paid to USBAM by the funds for the fiscal period ended October 31, 2005 and the fiscal year ended September 30, 2005, were as follows (000):

Fund	10/31/05	9/30/05
Equity Index Fund	$24	$337
Mid Cap Index Fund	6	68
Small Cap Index Fund	8	75

SECURITY LITIGATION SETTLEMENTS – Income from settlement proceeds related to portfolio securities is recorded as an adjustment to realized or unrealized gains or losses. For the fiscal period ended October 31, 2005, the Small Cap Index Fund recorded $2,428 as an adjustment to realized gains or losses for settlement proceeds related to securities no longer included in the portfolios. For the fiscal year ended September 30, 2005, the Equity Index Fund, Mid Cap Index Fund, and the Small Cap Index Fund recorded $102,331, $70,024, and $6,761 respectively, as an adjustment to realized gains or losses for settlement proceeds related to securities no longer included in the portfolios.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are generally allocated to the funds on the basis of relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each

FIRST AMERICAN FUNDS Annual Report 2005

Notes to Financial Statements  October 31, 2005

respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal period ended October 31, 2005 and the fiscal year ended September 30, 2005.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Family of Funds, including First American Investment Funds, Inc., may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U. S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each fund's assets and furnishes related office facilities, equipment, research, and personnel. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"), which is in turn a subsidiary of U.S. Bancorp. The Agreement requires each fund to pay USBAM a monthly fee based upon average daily net assets. The annual fee for Equity Index Fund, Mid Cap Index Fund, and Small Cap Index Fund is 0.25%, 0.25%, and 0.40%, respectively. USBAM has agreed to waive fees and reimburse other fund expenses through June 30, 2006, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class
Fund	A	B	C	R	Y
Equity Index Fund	0.62%	1.37%	1.37%	0.87%	0.37%
Mid Cap Index Fund	0.75	1.50	1.50	1.00	0.50
Small Cap Index Fund	0.83	1.58	1.58	1.08	0.58

Prior to July 1, 2005, USBAM agreed to waive fees and reimburse other fund expenses so that total fund operating expenses, as a percentage of average daily net assets, did not exceed the following amounts:

	Share Class
Fund	A	B	C	R	Y
Equity Index Fund	0.62%	1.37%	1.37%	0.87%	0.37%
Mid Cap Index Fund	0.75	1.50	1.50	1.00	0.50
Small Cap Index Fund	0.93	1.68	1.68	1.18	0.68

The funds may invest in related money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to both the investing funds and the related money market funds, USBAM will reimburse each investing fund an amount equal to that portion of USBAM's investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. For financial statement purposes, these reimbursements are recorded as investment income.

TRANSFER AGENT FEES – Effective July 1, 2005, U.S. Bancorp Fund Services, LLC ("USBFS"), a subsidiary of U.S. Bancorp, serves as the funds' transfer agent pursuant to a transfer agent and shareholder servicing agreement with FAIF. FAIF pays transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees are allocated to each fund based upon the fund's pro rata share of the aggregate average daily net assets of the funds that comprise FAIF. Under the transfer agent and shareholder servicing agreement, FAIF also pays USBFS a fee equal, on an annual basis, to 0.10% of each fund's average daily net assets. This fee compensates USBFS for providing certain shareholder services and reimburses USBFS for its payments to financial institutions that establish and maintain omnibus accounts and provide customary services for such accounts. In addition to these fees, the funds may reimburse USBFS for any out-of-pocket expenses incurred in providing transfer agent services. Prior to July 1, 2005, these services were provided by USBFS pursuant to the co-administration agreement.

FIRST AMERICAN FUNDS Annual Report 2005

54

For the fiscal period ended October 31, 2005 and the fiscal year ended September 30, 2005, transfer agent fees paid under the transfer agent and shareholder servicing agreement to USBFS by the funds included in this annual report were as follows (000):

Fund	10/31/05	9/30/05
Equity Index Fund	$254	$1,427
Mid Cap Index Fund	42	228
Small Cap Index Fund	19	112

ADMINISTRATION FEES – Effective July 1, 2005, USBAM serves as the funds' administrator pursuant to an administration agreement between USBAM and the funds. USBFS serves as sub-administrator pursuant to a sub-administration agreement between USBFS and USBAM. Under the administration agreement, USBAM is compensated to provide, or compensate other entities to provide, services to the funds. These services include various legal, oversight and administrative services and accounting services. Effective July 1, 2005, the funds pay USBAM administration fees, which are calculated daily and paid monthly, equal to each fund's pro rata share of an amount equal, on an annual basis, to 0.15% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.135% on the next $17 billion of the aggregate average daily net assets, 0.12% on the next $25 billion of the aggregate average daily net assets, and 0.10% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and, indirectly, the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

Prior to July 1, 2005, USBAM and USBFS served as "co-administrators" pursuant to a co-administration agreement between the co-administrators and the funds. The funds paid administration fees to the co-administrators, which were calculated daily and paid monthly, equal to each fund's pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily net assets, 0.22% of the next $25 billion of the aggregate daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. In addition, the funds paid transfer agent fees under the co-administration agreement of $18,500 per share class plus additional per account fees. In addition to these fees, the funds reimbursed the co-administrators for any out-of-pocket expenses incurred in providing administration services.

Administration fees paid by the funds included in this annual report to USBAM for the fiscal period ended October 31, 2005 and to USBAM and USBFS for the fiscal year ended September 30, 2005 were as follows (000):

Fund	10/31/05	9/30/05
Equity Index Fund	$237	$4,765
Mid Cap Index Fund	39	738
Small Cap Index Fund	18	371

CUSTODIAN FEES – U.S. Bank serves as the funds' custodian pursuant to a custodian agreement with FAIF. Effective July 1, 2005, the fee for each fund was reduced from an annual rate of 0.01% of average daily net assets to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Effective July 1, 2005, the funds entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to reduce a portion of each fund's custodian expenses. For the fiscal period ended October 31, 2005 and the fiscal year ended September 30, 2005, custodian fees were not reduced as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each fund's average daily net assets of the Class A shares, Class B shares, Class C shares, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support distribution activities, or shareholder servicing activities.

FAIF has also adopted and entered into a shareholder servicing plan and agreement with USBAM with respect to the Class R shares. Each fund pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.15% of each fund's average daily net assets of the Class R shares. USBAM is currently waiving all fees under this plan and agreement. This waiver may be discontinued at any time.

FIRST AMERICAN FUNDS Annual Report 2005

55

Notes to Financial Statements  October 31, 2005

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar for the fiscal period ended October 31, 2005 and the fiscal year ended September 30, 2005 (000):

Fund	10/31/05	9/30/05
Equity Index Fund	$57	$679
Mid Cap Index Fund	5	47
Small Cap Index Fund	3	31

OTHER FEES AND EXPENSES – In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, transfer agent fees and administration fees, each fund is responsible for paying other operating expenses including: fees and expenses of independent directors, registration fees, postage and printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. For the fiscal period ended October 31, 2005 and the fiscal year ended September 30, 2005, legal fees and expenses were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge ("CDSC") is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Year Since Purchase	CDSC as a Percentage of Dollar Amount Subject to Charge
First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the fiscal period ended October 31, 2005 and the fiscal year ended September 30, 2005, total front-end sales charges and CDSCs retained by affiliates of USBAM for distributing the funds' shares were as follows (000):

Fund	10/31/05	9/30/05
Equity Index Fund	$15	$332
Mid Cap Index Fund	3	42
Small Cap Index Fund	1	20

4 >  Investment in Common Stock of Affiliate

As disclosed in the Schedule of Investments, Equity Index Fund owns common stock issued by U.S. Bancorp. For the fiscal period ended October 31, 2005, Equity Index Fund recorded a net realized loss from the sale of U.S. Bancorp common stock of $6,858 and $0 of dividend income from U.S. Bancorp common stock. For the fiscal year ended September 30, 2005, Equity Index Fund recorded net realized gains from the sale of U.S. Bancorp common stock of $513,006 and $469,763 of dividend income from U.S. Bancorp common stock. At October 31, 2005, Equity Index Fund had an unrealized gain of $2,628,820 with respect to its investment in U.S. Bancorp common stock.

FIRST AMERICAN FUNDS Annual Report 2005

56

5 >  Capital Share Transactions

FAIF has 324 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows (000):

	Equity Index Fund			Mid Cap Index Fund			Small Cap Index Fund
	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04
Class A:
Shares issued	196	1,995	4,820	14	385	763	10	212	474
Shares issued in lieu of cash distributions	7	155	108	—	42	13	—	49	3
Shares redeemed	(180)	(2,991)	(2,189)	(28)	(367)	(277)	(5)	(207)	(126)
Total Class A transactions	23	(841)	2,739	(14)	60	499	5	54	351
Class B:
Shares issued	5	111	225	2	24	55	—	16	34
Shares issued in lieu of cash distributions	—	25	16	—	9	4	—	8	1
Shares redeemed	(82)	(924)	(737)	(1)	(41)	(26)	(1)	(28)	(9)
Total Class B transactions	(77)	(788)	(496)	1	(8)	33	(1)	(4)	26
Class C:
Shares issued	7	126	214	15	83	118	2	51	70
Shares issued in lieu of cash distributions	—	10	7	—	7	3	—	10	1
Shares redeemed	(78)	(436)	(457)	(20)	(58)	(65)	(10)	(50)	(36)
Total Class C transactions	(71)	(300)	(236)	(5)	32	56	(8)	11	35
Class R:
Shares issued	4	60	564	1	9	91	1	1	131
Shares issued in lieu of cash distributions	—	—	19	—	—	7	—	—	2
Shares redeemed	—	(4)	(3,398)	—	—	(497)	—	—	(414)
Total Class R transactions	4	56	(2,815)	1	9	(399)	1	1	(281)
Class Y:
Shares issued	741	16,348	25,834	237	5,681	9,346	73	3,545	6,867
Shares issued in lieu of cash distributions	51	1,034	928	—	684	357	—	591	80
Shares redeemed	(1,825)	(27,653)	(26,886)	(506)	(7,277)	(6,301)	(460)	(4,520)	(5,648)
Total Class Y transactions	(1,033)	(10,271)	(124)	(269)	(912)	3,402	(387)	(384)	1,299
Net increase (decrease) in capital shares	(1,154)	(12,144)	(932)	(286)	(819)	3,591	(390)	(322)	1,430

6 >  Investment Security Transactions

During the fiscal period ended October 31, 2005, purchases of securities and proceeds from sales of securities other than temporary investments in short-term securities, were as follows (000):

Fund	Purchases	Sales
Equity Index Fund	$2,381	$25,059
Mid Cap Index Fund	3,821	7,421
Small Cap Index Fund	31	4,717

During the fiscal year ended September 30, 2005, purchases of securities and proceeds from sales of securities other than temporary investments in short-term securities, were as follows (000):

Fund	Purchases	Sales
Equity Index Fund	$85,835	$363,453
Mid Cap Index Fund	51,726	72,176
Small Cap Index Fund	40,219	55,840

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal income tax purposes at October 31, 2005, were as follows (000):

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net	Federal Income Tax Cost
Equity Index Fund	$797,108	$(234,999)	$562,109	$2,102,593
Mid Cap Index Fund	98,577	(39,001)	59,576	439,210
Small Cap Index Fund	44,992	(14,180)	30,812	179,084

FIRST AMERICAN FUNDS Annual Report 2005

57

Notes to Financial Statements  October 31, 2005

7 >  Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >  Other

In March 2005, the U.S. Bancorp Pension Plan redeemed $186,709,450 from the First American Equity Index Fund as a redemption-in-kind transaction. In this transaction, the fund distributed a proportionate amount of securities in the fund's portfolio to the U.S. Bancorp Pension Plan. Remaining shareholders in the funds did not recognize any additional capital gains from the transactions.

FIRST AMERICAN FUNDS Annual Report 2005

58

NOTICE TO SHAREHOLDERS October 31, 2005 (unaudited)

TAX INFORMATION

The information set forth below is for each funds's fiscal period as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of the funds' fiscal periods ending September 30, 2004, September 30, 2005 and October 31, 2005 of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2006 on Form 1099-DIV. Please consult your tax advisor for proper treatment of this information.

Dear First American Shareholders:

For the fiscal period ended October 31, 2005, each fund has designated long-term capital gains, ordinary income dividends qualify for the corporate received deduction, and qualified dividend income with regard to distributions paid during the year as follows:

Fund	Long Term Capital Gains Distributions (Tax Basis) (a)	Ordinary Income Distributions (Tax Basis) (b)	Return of Capital Distributions	Total Distributions (Tax Basis)	Corporate Dividends Received Deduction (c)	Qualified Dividend Income (c)(d)
Equity Index Fund	—%	81%	19%	100%	100%	100%
Mid Cap Index Fund	—	—	—	—	—	—
Small Cap Index Fund	—	—	—	—	—	—

(a) and (b) are based on a percentage of the fund's total distributions.

(c) is based on a percentage of ordinary income distributions of the fund.

(d) For the fiscal period ended October 31, 2005, certain dividends paid by the funds may be subject to a maximum tax rate of 15% as provided for by the Internal Revenue Code 1(h). The funds intend to designate the maximum amounts as taxed at the maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV. As of October 31, 2005, for the calendar year to date, qualified dividend income as a percentage of ordinary income distributions for each fund was as follows: Equity Income Fund – 100%, Mid Cap Index Fund – 93%, Small Cap Index Fund – 100%.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2005, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commision's website at http://www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commision's website at http://www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

FIRST AMERICAN FUNDS Annual Report 2005

59

NOTICE TO SHAREHOLDERS October 31, 2005 (unaudited)

Directors and Officers of the Funds

Independent Directors

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director †
Benjamin R. Field III P.O. Box 1329 Minneapolis, MN 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since September 2003.	Retired; Senior Financial Advisor, Bemis Company, Inc. from May 2002 through June 2004; Senior Vice President, Chief Financial Officer & Treasurer, Bemis, through April 2002.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios.	None

Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since October 1997.	Retired; Vice President, Cargo – United Airlines, from July 2001 through July 2004; Vice President, North America – Mountain Region, United Airlines, prior to July 2001.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios.	None

Victoria J. Herget P.O. Box 1329 Minneapolis, MN 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since September 2003.	Investment consultant and non-profit board member since 2001; Managing Director of Zurich Scudder Investments through 2001.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios.	None

Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since November 1993.	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; former Chief Executive Officer, Creative Promotions International, LLC, a promotional award programs and products company, through October 2003; Advisory Board member, Designer Doors, manufacturer of designer doors, through 2002.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios.	None

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since August 2001.	Retired; Director, President and Chief Executive Officer, Weirton Steel, through 2001.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios.	Cleveland Cliffs Inc (a producer of iron ore pellets)

Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since September 1984.	Attorney At Law, Owner and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman and Chief Executive Officer, Community Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning and public relations organization; Owner, Chairman and Chief Executive Officer, Excensus(TM) LLC, a strategic demographic planning and application development firm, since 2001.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios.	None

FIRST AMERICAN FUNDS Annual Report 2005

60

Independent Directors — continued

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director †
Virginia L. Stringer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair Term three years. Directors Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FAIF's Board since September 1997; Director of FAF since June 1991.	Owner and President, Strategic Management Resources, Inc., a management consulting firm; Executive Consultant to State Farm Insurance Company.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios.	None

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since August 2001.	Owner and President, Jim Wade Homes, a homebuilding company, since 1999.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios.	None

†  Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

FIRST AMERICAN FUNDS Annual Report 2005

61

NOTICE TO SHAREHOLDERS October 31, 2005 (unaudited)

Officers

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Thomas S. Schreier, Jr. U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1962) *	President	Re-elected by the Board annually; President of FAIF since February 2001.	Chief Executive Officer of U.S. Bancorp Asset Management, Inc., since May 2001; prior thereto, Chief Executive Officer of First American Asset Management from December 2000 to May 2001 and of Firstar Investment & Research Management Company ("FIRMCO") from February 2001 to May 2001; prior to that, Senior Managing Director and Head of Equity Research of U.S. Bancorp Piper Jaffray.

Mark S. Jordahl U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960) *	Vice President – Investments	Re-elected by the Board annually; Vice President – Investments of FAIF since September 2001.	Chief Investment Officer of U.S. Bancorp Asset Management, Inc., since September 2001; prior thereto, President and Chief Investment Officer, ING Investment Management – Americas from September 2000 to June 2001; prior to that, Senior Vice President and Chief Investment Officer, ReliaStar Financial Corp.

Jeffery M. Wilson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1956) *	Vice President – Administration	Re-elected by the Board annually; Vice President – Administration of FAIF since March 2000.	Senior Vice President of U.S. Bancorp Asset Management, Inc., since May 2001; prior thereto, Senior Vice President of First American Asset Management.

Charles D. Gariboldi, Jr. U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959) *	Treasurer	Re-elected by the Board annually; Treasurer of FAIF since October 2004.	Mutual Fund Treasurer, U.S. Bancorp Asset Management, Inc., since October 2004; prior thereto, Vice President of Investment Accounting and Fund Treasurer for Thrivent Financial for Lutherans.

Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965) *	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAIF since September 2005.	Assistant Treasurer, U.S. Bancorp Asset Management, Inc., since September 2005; prior thereto, Director, Senior Project Manager, U.S. Bancorp Asset Management, Inc., from May 2003 to September 2005; prior to that, Vice President, Director of Operations, Paladin Investment Associates, LLC.

David H. Lui U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960) *	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAIF since February 2005.	Chief Compliance Officer for First American Funds and U.S. Bancorp Asset Management, Inc., since February 2005; prior thereto, Chief Compliance Officer, Franklin Advisors, Inc. and Chief Compliance Counsel, Franklin Templeton Investments from March 2004 to February 2005; prior to that, Vice President, Charles Schwab & Co., Inc.

Kathleen L. Prudhomme U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1953) *	Secretary	Re-elected by the Board annually; Secretary of FAIF since December 2004; prior thereto, Assistant Secretary of FAIF since September 1998.	Deputy General Counsel, U.S. Bancorp Asset Management, Inc., since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

James D. Alt 50 South Sixth Street Suite 1500, Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since December 2004; prior thereto, Secretary of FAIF since June 2002; Assistant Secretary of FAIF from September 1998 through June 2002.	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

Brett L. Agnew U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1971) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since December 2004.	Attorney for U.S. Bancorp Asset Management, Inc., since August 2004; prior thereto, Senior Counsel, Thrivent Financial for Lutherans from May 2001 to August 2004; prior to that, Consultant, Principal Financial Group.

FIRST AMERICAN FUNDS Annual Report 2005

62

Officers — continued

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
James R. Arnold 615 E. Michigan Street Milwaukee, WI 53202 (1957) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since June 2003	Vice President, U.S. Bancorp Fund Services, LLC, since March 2002; prior thereto, Senior Administration Services Manager, UMB Fund Services, Inc.

Douglas G. Hess 615 E. Michigan Street Milwaukee, WI 53202 (1967) *	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since September 2001	Vice President, U.S. Bancorp Fund Services, LLC.

*  Messrs. Schreier, Jordahl, Wilson, Gariboldi, Lui and Agnew, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of U.S. Bancorp Asset Management, Inc. which serves as investment adviser and administrator for FAIF. Messrs. Hess and Arnold are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and serves as Transfer Agent for FAIF.

FIRST AMERICAN FUNDS Annual Report 2005

63

(This page has been left blank intentionally.)

Board of Directors  First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.

Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.

Retired; former Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.

Retired; former Vice President of Cargo-United Airlines

Victoria Herget

Director of First American Investment Funds, Inc.

Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski

Director of First American Investment Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.

Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss

Director of First American Investment Funds, Inc.

Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.

Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

FIRST AMERICAN FUNDS®

Direct fund correspondence to:

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers only through the period ended October 31, 2005. The portfolio managers’ views are subject to change at any time based upon market or other conditions.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

ADMINISTRATOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

60 Livingston Avenue

St. Paul, Minnesota 55107

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street

Suite 1400

Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP

50 South Sixth Street

Suite 1500

Minneapolis, Minnesota 55402

First American Funds

P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0394-05	12/2005	AR-INDEX

FIRST AMERICAN FUNDS®	2005 Annual Report

STOCK
FUNDS

TABLE OF CONTENTS

Message to Shareholders	1
Report of Independent Registered Public Accounting Firm	41

Real Estate Securities Fund
Schedule of Investments	42
Statement of Assets and Liabilities	43
Statement of Operations	44
Statement of Changes in Net Assets	45
Financial Highlights	46

International Fund
Schedule of Investments	48
Statement of Assets and Liabilities	50
Statement of Operations	51
Statement of Changes in Net Assets	52
Financial Highlights	54

Small Cap Funds
Schedule of Investments	56
Statements of Assets and Liabilities	61
Statements of Operations	62
Statements of Changes in Net Assets	64
Financial Highlights	66

Mid Cap Funds
Schedule of Investments	72
Statements of Assets and Liabilities	75
Statements of Operations	76
Statements of Changes in Net Assets	77
Financial Highlights	78

Large Cap Funds
Schedule of Investments	82
Statements of Assets and Liabilities	85
Statements of Operations	86
Statements of Changes in Net Assets	88
Financial Highlights	90

Growth & Income Funds
Schedule of Investments	94
Statements of Assets and Liabilities	102
Statements of Operations	103
Statements of Changes in Net Assets	104
Financial Highlights	106

Notes to Financial Statements	110
Notice to Shareholders	126

Mutual fund investing involves risk; principal loss is possible.

NOT FDIC INSURED  NO BANK GUARANTEE  MAY LOSE VALUE

Message to SHAREHOLDERS  December 12, 2005

Dear Shareholders:

We invite you to take a few minutes to review the results of the funds’ most recent fiscal period. Because the funds have changed their fiscal year-end from September 30 to October 31, this report covers the one-month time period from October 1, 2005, through October 31, 2005.

This report includes comparative performance graphs and tables, portfolio commentaries, complete listings of portfolio holdings, and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, firstamericanfunds.com, we provide quarterly performance fact sheets on all First American Funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

/s/ Virginia L. Stringer	/s/ Thomas S. Schreier, Jr.

Virginia L. Stringer	Thomas S. Schreier, Jr.
Chairperson of the Board	President
First American Investment Funds, Inc.	First American Investment Funds, Inc.

1

Real Estate Securities fund

Investment Objective: to provide above-average current income and long-term capital appreciation

How did the fund perform the fiscal period ended October 31, 2005?

The First American Real Estate Securities Fund (the "fund"), Class Y shares, returned -1.73% for the one-month period ended October 31, 2005 (Class A shares returned -1.79% without taking the sales charge into account). By comparison, the fund's benchmark, the Morgan Stanley Capital International U.S. Real Estate Investment Trust Index* ("MSCI U.S. REIT Index"), returned -2.38% for the same period.

What were the general economic and market conditions during the fiscal period?

Broader economic growth continued at a relatively solid pace in October. Indicators for the manufacturing sector suggested robust growth as inventories remained low and recovery and reconstruction activity proceeded following the hurricanes. Companies indicated continued cost pressures from energy and other raw material prices, keeping Fed concerns about inflation intact. This led to an additional 25-basis-point tightening at the November 1 Federal Open Market Committee meeting, giving support to expectations for further short-term rate increases. While activity in the industrial sector remained robust, consumer confidence continued to slump despite gasoline prices falling sharply during the month. Auto sales fell to their lowest monthly pace in more than seven years as the employee discount sales promotions expired. Forward-looking housing market indicators such as mortgage applications for home purchases moved lower, and employment cost data for the third quarter showed the slowest gain in wages in 25 years. Subdued compensation gains suggest that broader inflation should remain well contained in the coming quarters, which will be a key to bringing an eventual end to Fed tightening and should provide a supportive backdrop to the financial markets.

What worked for the fund and why?

The fund benefited from strong individual stock selection. The portfolio had a definite bias toward growth and quality, and continued to adhere to a bottom-up approach (with focus on individual stocks rather than economic or market cycles) to temper volatility in the real estate investment trust (REIT) market. An emphasis on coastal markets, which experienced better job growth and better supply and demand dynamics, proved beneficial. The fund's best-performing sectors were office, health care, specialty, and diversified.

What did not work for the fund and why?

Fund performance across all property sectors was quite stable. Although the REIT sector experienced a mild selloff during the reporting period, the fund's emphasis on quality helped us outperform the index.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Top 10 Holdings as of October 31, 2005[1] (% of net assets)
Prologis	6.5%
Simon Property Group	5.8%
Avalonbay Communities	4.6%
Archstone-Smith Trust	4.1%
Brookfield Properties	3.9%
Camden Property Trust	3.8%
Developers Diversified Realty	3.3%
Boston Properties	3.3%
Regency Centers	3.1%
General Growth Properties	3.1%

Sector Allocation as of October 31, 2005[1] (% of net assets)
Office	21.6%
Apartments	17.6%
Malls	12.1%
Community Centers	12.1%
Industrials	11.5%
Hotels	9.1%
Diversified	5.8%
Self-Storage	3.0%
Short-Term Investments	3.0%
Health Care	2.6%
Specialty Real Estate	2.5%
Private Real Estate Companies	0.1%
Other Assets and Liabilities, Net	(1.0)%
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

2

Real Estate Securities fund continued

Annual Performance1

	October 31, 2005						September 30, 2005**
	One-				Since Inception					Since Inception
	month*	1 year	5 years	10 years	2/01/00	9/24/01	1 year	5 years	10 years	2/01/00	9/24/01
Average annual return with sales charge (POP)
Class A	(7.19)%	12.92%	18.58%	14.55%	—	—	21.91%	18.07%	14.50%	—	—
Class B	(6.72)%	13.58%	18.86%	14.35%	—	—	22.98%	18.33%	14.27%	—	—
Class C	(2.83)%	17.57%	19.03%	—	20.23%	—	27.00%	18.53%	—	20.96%	—
Average annual return without sales charge (NAV)
Class A	(1.79)%	19.50%	19.93%	15.20%	—	—	28.99%	19.42%	15.15%	—	—
Class B	(1.81)%	18.58%	19.06%	14.35%	—	—	27.98%	18.53%	14.27%	—	—
Class C	(1.85)%	18.57%	19.03%	—	20.23%	—	28.00%	18.53%	—	20.96%	—
Class R	(1.77)%	19.16%	—	—	—	22.40%	28.60%	—	—	—	23.48%
Class Y	(1.73)%	19.77%	20.23%	15.50%	—	—	29.25%	19.73%	15.45%	—	—
MSCI U.S. REIT Index[2]	(2.38)%	17.64%	19.78%	14.73%	19.88%	21.49%	27.10%	19.19%	14.64%	20.72%	22.73%

Value of a $10,000 Investment1,3  as of October 31, 2005

The chart above illustrates the total value of an assumed $10,000 investment in the fund's Class A and Class Y shares (from 9/30/95 to 10/31/05) as compared to the MSCI U.S. REIT Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

**  This table represents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Sector funds such as the First American Real Estate Securities Fund are more vulnerable to price fluctuation as a result of events that may affect the industry in which they focus than are funds that invest in multiple industries. Share prices of sector funds also will fluctuate with changing market conditions, as will share prices of other stock funds. Sector funds should not be treated as a core investment; rather, their role is to round out the growth portion of a well-diversified investment portfolio.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including a maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares in the first year, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

2  An unmanaged index of the most actively traded real estate investment trusts.

3  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

3

Real Estate Securities fund continued

Expense Example

As a shareholder of the Real Estate Securities Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005, to October 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (5/01/05)	Ending Account Value (10/31/05)	Expenses Paid During Period[1] (5/01/05 to 10/31/05)
Class A Actual[2,3]	$1,000.00	$1,115.70	$6.61
Class A Hypothetical (5% return before expenses)[3]	$1,000.00	$1,018.95	$6.31
Class B Actual[2,3]	$1,000.00	$1,111.40	$10.59
Class B Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.17	$10.11
Class C Actual[2,3]	$1,000.00	$1,111.10	$10.59
Class C Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.17	$10.11
Class R Actual[2,3]	$1,000.00	$1,114.00	$7.94
Class R Hypothetical (5% return before expenses)[3]	$1,000.00	$1,017.69	$7.58
Class Y Actual[2,3]	$1,000.00	$1,116.80	$5.28
Class Y Hypothetical (5% return before expenses)[3]	$1,000.00	$1,020.21	$5.04

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.24%, 1.99%, 1.99%, 1.49% and 0.99% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six months ended October 31, 2005, of 11.57%, 11.14%, 11.11%, 11.40% and 11.68% for Class A, Class B, Class C, Class R and Class Y, respectively.

3Prior to July 1, 2005, the contractual limitation on annual expenses was 1.23%, 1.98%, 1.98%, 1.48% and 0.98% for Class A, Class B, Class C, Class R and Class Y, respectively. Effective July 1, 2005, the contractual limitation on annual expenses for each class was removed. If this limitation had not been in place during the entire period, actual and hypothetical ending account balances would have been approximately $1,115.59 and $1,018.85 for Class A, $1,111.29 and 1,015.07 for Class B, $1,110.99 and $1,015.07 for Class C, $1,113.95 and $1,017.64 for Class R and $1,116.69 and $1,020.11 for Class Y. Actual and hypothetical expenses paid during the period would have been approximately $6.72 and $6.41 for Class A, $10.70 and $10.21 for Class B, $10.70 and $10.21 for Class C, $7.99 and $7.63 for Class R and $5.39 and $5.14 for Class Y.

FIRST AMERICAN FUNDS Annual Report 2005

4

International fund

Investment Objective: long-term growth of capital

How did the fund perform the fiscal period ended October 31, 2005?

The First American International Fund (the "fund"), Class Y shares, returned -1.86% for the one-month period ended October 31, 2005 (Class A shares returned -1.88% without taking the sales charge into account). By comparison, the fund's benchmark, the Morgan Stanley Capital International Europe and Australasia, Far East Equity Index* ("MSCI EAFE Index"), returned -2.91% for the same period.

What were the general economic and market conditions during the fiscal period?

Rising oil and commodity prices, as well as the outlook for the consumer, have dominated the investment agenda. Even though energy was one of the best performing sectors, it had the effect of leading to concerns over potentially inflationary pressures and the effect of diminishing purchasing power for consumers, particularly at the low end. The high demand for both commodities and oil was in a large part driven by the Asian markets. Consequently, the Far East, Japan, and emerging markets all outperformed the broader EAFE benchmark. Japan's performance is also reflecting early signs of reform and an improving domestic economy; these signs have been perhaps most notable in the financial services arena.

What worked for the fund and why?

Stock selection has been the primary source of positive performance. The portfolio benefited from holdings in emerging markets, Japan and the Pacific Rim. From a sector perspective, energy, telecommunications and information technology added value. Our two largest positions within the energy sector, Total (a French oil company) and ENI (an Italian oil and gas producer), contributed positively to performance. Both companies benefited from higher oil prices, and remain attractively valued.

Opportunistic exposure to emerging markets proved beneficial, with emerging equities outpacing the developed markets. In particular, the fund's position in CVRD (the Brazilian iron ore producer) proved beneficial with continued demand for iron ore leading to a very strong pricing environment.

What did not work for the fund and why?

At a regional level, stock selection in the United Kingdom was difficult. At the sector level, industrials, financials, and the consumer sectors held back performance. U.K. consumer stocks, for example William Morrison (U.K. food retailer), Kingfisher (home improvement retailer) and Tesco (U.K. food retailer) have been impacted by negative U.K. consumer sentiment in the wake of rising interest rates. These companies remain attractively valued.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Top 10 Holdings as of October 31, 2005[1] (% of net assets)
Total	4.3%
Eni	3.3%
Vodafone	3.1%
GlaxoSmithKline	2.7%
HSBC	2.6%
Mitsubishi Tokyo Financial Group	2.3%
Roche	2.1%
UBS	2.1%
Novartis	2.0%
Royal Bank of Scotland	1.9%

Country Allocation as of October 31, 2005[1] (% of net assets)
Great Britain	26.6%
Japan	20.6%
Switzerland	11.1%
France	10.2%
Germany	5.5%
Italy	4.8%
Short-Term Investments	4.7%
Netherlands	4.4%
Spain	1.9%
Belgium	1.9%
Brazil	1.7%
Finland	1.4%
Australia	1.1%
South Korea	1.1%
Sweden	1.0%
Hong Kong	0.7%
Mexico	0.7%
Ireland	0.6%
100.0%

1Fund holdings and country allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

5

International fund continued

Annual Performance1

	October 31, 2005					September 30, 2005**
	One-				Since Inception				Since Inception
	month*	1 year	5 years	10 years	9/24/01	1 year	5 years	10 years	9/24/01
Average annual return with sales charge (POP)
Class A	(7.26)%	8.72%	(1.64)%	4.91%	—	14.19%	(2.46)%	4.93%	—
Class B	(6.85)%	9.21%	(1.63)%	4.72%	—	14.94%	(2.43)%	4.74%	—
Class C	(2.95)%	13.13%	—	—	8.19%	18.88%	—	—	8.90%
Average annual return without sales charge (NAV)
Class A	(1.88)%	15.03%	(0.52)%	5.50%	—	20.80%	(1.35)%	5.52%	—
Class B	(1.95)%	14.21%	(1.28)%	4.72%	—	19.94%	(2.08)%	4.74%	—
Class C	(1.97)%	14.13%	—	—	8.19%	19.88%	—	—	8.90%
Class R	(1.89)%	14.48%	(0.75)%	5.38%	—	20.38%	(1.57)%	5.40%	—
Class Y	(1.86)%	15.29%	(0.29)%	5.78%	—	21.12%	(1.10)%	5.81%	—
MSCI EAFE Index[2]	(2.91)%	18.59%	3.42%	6.15%	12.39%	26.32%	3.55%	6.18%	13.50%

Value of a $10,000 Investment1,3  as of October 31, 2005

The chart above illustrates the total value of an assumed $10,000 investment in the fund's Class A and Class Y shares (from 9/30/95 to 10/31/05) as compared to the MSCI EAFE Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

**  This table represents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

International investing involves risks not typically associated with domestic investing, including risks of adverse currency fluctuations, potential political and economic instability, different accounting standards, foreign government regulations, currency exchange rates, limited liquidity, and volatile prices.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including a maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares in the first year, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

Effective December 8, 2004, J.P. Morgan was named the fund's subadvisor and began managing the fund's assets. On September 24, 2001, the First American International Fund merged with Firstar International Growth Fund and Firstar International Value Fund, both subadvised by Clay Finlay Inc. Performance history prior to September 24, 2001, represents that of the Firstar International Growth Fund.

2  An unmanaged index of common stocks in Europe, Australasia, and the Far East.

3  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

6

International fund continued

Expense Example

As a shareholder of the International Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005, to October 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (5/01/05)	Ending Account Value (10/31/05)	Expenses Paid During Period[1] (5/01/05 to 10/31/05)
Class A Actual[2,3]	$1,000.00	$1,079.10	$8.07
Class A Hypothetical (5% return before expenses)[3]	$1,000.00	$1,017.44	$7.83
Class B Actual[2,3]	$1,000.00	$1,075.70	$11.98
Class B Hypothetical (5% return before expenses)[3]	$1,000.00	$1,013.66	$11.62
Class C Actual[2,3]	$1,000.00	$1,075.00	$11.98
Class C Hypothetical (5% return before expenses)[3]	$1,000.00	$1,013.66	$11.62
Class R Actual[2,3]	$1,000.00	$1,076.60	$9.58
Class R Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.98	$9.30
Class Y Actual[2,3]	$1,000.00	$1,080.90	$6.77
Class Y Hypothetical (5% return before expenses)[3]	$1,000.00	$1,018.70	$6.56

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.54%, 2.29%, 2.29%, 1.83% and 1.29% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six months ended October 31, 2005, of 7.91%, 7.57%, 7.50%, 7.66% and 8.09% for Class A, Class B, Class C, Class R, and Class Y, respectively.

3Prior to July 1, 2005, the contractual limitation on annual expenses was 1.60%, 2.35%, 2.35%, 1.85% and 1.35% for Class A, Class B, Class C, Class R and Class Y, respectively. Effective July 1, 2005, the contractual limitation on annual expenses was lowered to 1.52%, 2.27%, 2.27%, 1.77%, and 1.27% for Class A, Class B, Class C, Class R, and Class Y, respectively. If this new limitation had been in place during the entire period, actual and hypothetical ending account balances would have been approximately $1,079.20 and $1,017.54 for Class A, $1,075.80 and $1,013.76 for Class B, $1,075.11 and $1,013.76 for Class C, $1,076.92 and $1,016.28 for Class R and $1,081.01 and $1,018.80 for Class Y. Actual and hypothetical expenses paid during the period would have been approximately $7.97 and $7.73 for Class A, $11.88 and $11.52 for Class B, $11.87 and $11.52 for Class C, $9.26 and $9.00 for Class R and $6.66 and $6.46 for Class Y.

FIRST AMERICAN FUNDS Annual Report 2005

7

Small Cap Growth Opportunities fund

Investment Objective: growth of capital

How did the fund perform the fiscal period ended October 31, 2005?

The First American Small Cap Growth Opportunities Fund (the "fund"), Class Y shares, returned -4.03% for the one-month period ended October 31, 2005 (Class A shares returned -4.04% without taking the sales charge into account). By comparison, the fund's benchmark, the Russell 2000 Growth Index*, returned -3.70% for the same period.

What were the general economic and market conditions during the fiscal period?

Broader economic growth continued at a relatively solid pace in October. Indicators for the manufacturing sector suggested robust growth as inventories remained low and recovery and reconstruction activity proceeded following the hurricanes. Companies indicated continued cost pressures from energy and other raw material prices, keeping Fed concerns about inflation intact. This led to an additional 25-basis-point tightening at the November 1 Federal Open Market Committee meeting, giving support to expectations for further short-term rate increases. While activity in the industrial sector remained robust, consumer confidence continued to slump despite gasoline prices falling sharply during the month. Auto sales fell to their lowest monthly pace in more than seven years as the employee discount sales promotions expired. Forward-looking housing market indicators such as mortgage applications for home purchases moved lower, and employment cost data for the third quarter showed the slowest gain in wages in 25 years. Subdued compensation gains suggest that broader inflation should remain well contained in the coming quarters, which will be a key to bringing an eventual end to Fed tightening and should provide a supportive backdrop to the financial markets.

What worked for the fund and why?

Financials were our best performing sector due to stock selection. In particular, East West Bancorp, a Southern California-based bank catering to the fast-growing Chinese-American population, made a substantial contribution to performance. Other outstanding performers during this fiscal period were Pacific Sunwear (a clothing retailer) and Embarcadero Technologies (a provider of database tools for enterprise software).

What did not work for the fund and why?

The energy sector was the main detractor from the fund's performance as energy stocks traded down along with the commodity prices. The weakest-performing individual stocks were Compton Petroleum (an oil and gas exploration company), First Horizon Pharmaceuticals, and Motive, Inc. (a provider of subscriber management software to telecom and cable service providers).

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Top 10 Holdings as of October 31, 2005[1] (% of net assets)
Encore Medical	2.8%
Polycom	2.6%
Semtech	2.5%
Plantronics	2.3%
Quest Software	2.3%
Scientific Games, Class A	2.1%
East West Bancorp	2.0%
Navigant Consulting	2.0%
Extreme Networks	1.9%
Andrx Group	1.9%

Sector Allocation as of October 31, 2005[1] (% of net assets)
Information Technology	31.7%
Health Care	19.9%
Consumer Discretionary	18.5%
Industrials	11.0%
Energy	9.3%
Financials	8.0%
Short-Term Investments	3.0%
Other Assets and Liabilities, Net	(1.4)%
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

8

Small Cap Growth Opportunities fund continued

Annual Performance1

	October 31, 2005							September 30, 2005**
	One-				Since Inception						Since Inception
	month*	1 year	5 years	10 years	3/01/99	12/11/00	9/24/01	1 year	5 years	10 years	3/01/99	12/11/00	9/24/01
Average annual return with sales charge (POP)
Class A	(9.31)%	7.92%	2.76%	19.51%	—	—	—	17.35%	1.49%	19.96%	—	—	—
Class B	(8.88)%	8.46%	2.91%	—	20.31%	—	—	18.27%	1.63%	—	21.37%	—	—
Class C	(5.09)%	12.35%	—	—	—	—	11.28%	22.28%	—	—	—	—	12.71%
Average annual return without sales charge (NAV)
Class A	(4.04)%	14.20%	3.93%	20.19%	—	—	—	24.21%	2.64%	20.64%	—	—	—
Class B	(4.09)%	13.41%	3.15%	—	20.31%	—	—	23.27%	1.87%	—	21.37%	—	—
Class C	(4.13)%	13.34%	—	—	—	—	11.28%	23.28%	—	—	—	—	12.71%
Class R	(4.09)%	14.06%	—	—	—	5.54%	—	24.06%	—	—	—	6.57%	—
Class Y	(4.03)%	14.43%	4.18%	20.50%	—	—	—	24.47%	2.89%	20.95%	—	—	—
Russell 2000 Growth Index[2]	(3.70)%	10.91%	(1.62)%	4.81%	3.18%	(0.07)%	10.46%	17.97%	(2.54)%	4.67%	3.81%	0.71%	11.74%

Value of a $10,000 Investment1,3  as of October 31, 2005

The chart above illustrates the total value of an assumed $10,000 investment in the fund's Class A and Class Y shares (from 10/31/95 to 10/31/05) as compared to the Russell 2000 Growth Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

**  This table represents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger companies, and they may be expected to do so in the future.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including a maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares in the first year, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

On December 12, 2002, the fund changed its main investment strategy such that it was permitted to invest in securities of companies with market capitalizations within the range of companies in the Russell 2000 Index. Previously, the fund invested primarily in companies with market capitalizations of below $500 million at the time of purchase.

On September 24, 2001, the First American Small Cap Growth Opportunities Fund became the successor by merger to the Firstar MicroCap Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar MicroCap Fund.

The First American Small Cap Growth Opportunities Fund's 1999 returns were higher due in substantial part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.

2  An unmanaged index that measures the performance of those companies in the Russell 2000 Index (a small-cap index) with higher price-to-book ratios and higher forecasted growth values.

3  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

9

Small Cap Growth Opportunities fund continued

Expense Example

As a shareholder of the Small Cap Growth Opportunities Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005, to October 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (5/01/05)	Ending Account Value (10/31/05)	Expenses Paid During Period[1] (5/01/05 to 10/31/05)
Class A Actual[2,3]	$1,000.00	$1,121.00	$8.66
Class A Hypothetical (5% return before expenses)[3]	$1,000.00	$1,017.04	$8.24
Class B Actual[2,3]	$1,000.00	$1,116.60	$12.64
Class B Hypothetical (5% return before expenses)[3]	$1,000.00	$1,013.26	$12.03
Class C Actual[2,3]	$1,000.00	$1,115.90	$12.64
Class C Hypothetical (5% return before expenses)[3]	$1,000.00	$1,013.26	$12.03
Class R Actual[2,3]	$1,000.00	$1,119.00	$10.42
Class R Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.38	$9.91
Class Y Actual[2,3]	$1,000.00	$1,122.00	$7.27
Class Y Hypothetical (5% return before expenses)[3]	$1,000.00	$1,018.35	$6.92

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.62%, 2.37%, 2.37%, 1.95% and 1.36% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

2Based on the actual returns for the six months ended October 31, 2005, of 12.10%, 11.66%, 11.59%, 11.90% and 12.20% for Class A, Class B, Class C, Class R and Class Y, respectively.

3Prior to July 1, 2005, the contractual limitation on annual expenses was 1.93%, 2.68%, 2.68%, 2.18% and 1.68% for Class A, Class B, Class C, Class R and Class Y, respectively. Effective July 1, 2005, the contactual limitation on annual expenses was lowered to 1.47%, 2.22%, 2.22%, 1.72%, and 1.22% for Class A, Class B, Class C, Class R and Class Y, respectively. If this new limitation had been in place during the entire period, actual and hypothetical ending account balances would have been approximately $1,121.80 and $1,017.80 for Class A, $1,117.40 and $1,014.01 for Class B, $1,116.70 and $1,014.01 for Class C, $1,120.23 and $1,016.53 for Class R and $1,122.74 and $1,019.06 for Class Y. Actual and hypothetical expenses paid during the period would have been approximately $7.86 and $7.48 for Class A, $11.84 and $11.27 for Class B, $11.84 and $11.27 for Class C, $9.19 and $8.74 for Class R and $6.53 and $6.21 for Class Y.

FIRST AMERICAN FUNDS Annual Report 2005

10

Small Cap Select fund

Investment Objective: capital appreciation

How did the fund perform for the fiscal period ended October 31, 2005?

The First American Small Cap Select Fund (the "fund"), Class Y shares, returned -3.08% for the one-month period ended October 31, 2005 (Class A shares returned -3.10% without taking the sales charge into account). By comparison, the fund's benchmark, the Russell 2000 Index*, returned -3.10% for the same period.

What were the general economic and market conditions during the fiscal period?

Broader economic growth continued at a relatively solid pace in October. Indicators for the manufacturing sector suggested robust growth as inventories remained low and recovery and reconstruction activity proceeded following the hurricanes. Companies indicated continued cost pressures from energy and other raw material prices, keeping Fed concerns about inflation intact. This led to an additional 25-basis-point tightening at the November 1 Federal Open Market Committee meeting, giving support to expectations for further short-term rate increases. While activity in the industrial sector remained robust, consumer confidence continued to slump despite gasoline prices falling sharply during the month. Auto sales fell to their lowest monthly pace in more than seven years as the employee discount sales promotions expired. Forward-looking housing market indicators such as mortgage applications for home purchases moved lower, and employment cost data for the third quarter showed the slowest gain in wages in 25 years. Subdued compensation gains suggest that broader inflation should remain well contained in the coming quarters, which will be a key to bringing an eventual end to Fed tightening and should provide a supportive backdrop to the financial markets.

What worked for the fund and why?

Good stock selection in the financial, healthcare, and consumer sectors was the primary driver of fund performance relative to its index during the fiscal period. Leading performers were First Republic Bank (a California bank) in the financial sector, Sierra Healthcare Services (a managed care provider) in the health care sector, and Rare Hospitality (a restaurant company) in the consumer sector. In the financial sector, a bias toward banks with low-cost core deposits (savings and checking accounts) helped performance as rising interest rates pinched the profit margins at banks with higher-cost deposits (CDs and money market accounts).

What did not work for the fund and why?

During October, the only area of significant underperformance was the technology sector, and this was due primarily to just one stock, Packeteer, Inc. Packeteer is a provider of wide area network traffic management systems. The company's shares sold off sharply in mid-October when it announced a significant sales shortfall due to delayed sales in Asia. With strong U.S. revenues, better-than-expected profitability, and a compelling valuation, we took the opportunity to augment our Packeteer position despite the topline miss. While this move helped in the latter half of October, it did not offset the intial underperformance.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Top 10 Holdings as of October 31, 2005[1] (% of net assets)
Sierra Health Services	2.3%
First Republic Bank	2.3%
SL Green Realty	2.1%
Cullen/Frost Bankers	1.7%
BISYS Group	1.7%
La Quinta	1.7%
Scientific Games, Class A	1.6%
W-H Energy Services	1.6%
Stellent	1.5%
ENSCO International	1.4%

Sector Allocation as of October 31, 2005[1] (% of net assets)
Information Technology	21.3%
Financials	20.8%
Consumer Discretionary	16.0%
Industrials	14.0%
Health Care	13.2%
Energy	8.0%
Materials	3.0%
Short-Term Investments	1.2%
Telecommunication Services	0.4%
Other Assets and Liabilities, Net	2.1%
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

11

Small Cap Select fund continued

Annual Performance1

	October 31, 2005					September 30, 2005**
	One-				Since Inception				Since Inception
	month*	1 year	5 years	10 years	9/24/01	1 year	5 years	10 years	9/24/01
Average annual return with sales charge (POP)
Class A	(8.42)%	6.45%	8.03%	9.94%	—	13.82%	7.97%	9.47%	—
Class B	(7.98)%	7.28%	8.22%	9.79%	—	14.63%	8.16%	9.32%	—
Class C	(4.17)%	10.88%	—	—	14.89%	18.60%	—	—	16.16%
Average annual return without sales charge (NAV)
Class A	(3.10)%	12.63%	9.26%	10.56%	—	20.46%	9.20%	10.09%	—
Class B	(3.14)%	11.79%	8.45%	9.79%	—	19.45%	8.40%	9.32%	—
Class C	(3.21)%	11.80%	—	—	14.89%	19.58%	—	—	16.16%
Class R	(3.11)%	12.39%	9.23%	10.56%	—	20.16%	9.19%	10.09%	—
Class Y	(3.08)%	12.92%	9.53%	10.88%	—	20.73%	9.48%	10.41%	—
Russell 2000 Index[2]	(3.10)%	12.08%	6.75%	9.53%	14.28%	17.95%	6.45%	9.37%	15.51%

Value of $10,000 Investment1,3  as of October 31, 2005

The chart above illustrates the total value of an assumed $10,000 investment in the fund's Class A and Class Y shares (from 11/30/95 to 10/31/05) as compared to the Russell 2000 Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

**  This table represents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in an index is not available.

Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger companies, and they may be expected to do so in the future.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including a maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares in the first year, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

On September 24, 2001, the First American Small Cap Select Fund became the successor by merger to the Firstar SmallCap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar SmallCap Core Equity Fund. The Firstar SmallCap Core Equity Fund was organized on November 27, 2000, and prior to that, was a separate series of Mercantile Funds, Inc.

2  An unmanaged small-cap index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

3  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

12

Small Cap Select fund continued

Expense Example

As a shareholder of the Small Cap Select Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005, to October 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (5/01/05)	Ending Account Value (10/31/05)	Expenses Paid During Period[1] (5/01/05 to 10/31/05)
Class A Actual[2,3]	$1,000.00	$1,139.80	$6.69
Class A Hypothetical (5% return before expenses)[3]	$1,000.00	$1,018.95	$6.31
Class B Actual[2,3]	$1,000.00	$1,135.50	$10.71
Class B Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.17	$10.11
Class C Actual[2,3]	$1,000.00	$1,135.10	$10.71
Class C Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.17	$10.11
Class R Actual[2,3]	$1,000.00	$1,139.00	$8.14
Class R Hypothetical (5% return before expenses)[3]	$1,000.00	$1,017.59	$7.68
Class Y Actual[2,3]	$1,000.00	$1,141.40	$5.34
Class Y Hypothetical (5% return before expenses)[3]	$1,000.00	$1,020.21	$5.04

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.24%, 1.99%, 1.99%, 1.51% and 0.99% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six months ended October 31, 2005, of 13.98%, 13.55%, 13.51%, 13.90% and 14.14% for Class A, Class B, Class C, Class R and Class Y, respectively.

3Prior to July 1, 2005, the contractual limitation on annual expenses was 1.21%, 1.96%, 1.96%, 1.46% and 0.96% for Class A, Class B, Class C, Class R and Class Y, respectively. Effective July 1, 2005, the contractual limitation on annual expenses for each class was removed. If this limitation had not been in place during the entire period, actual and hypothetical ending account balances would have been approximately $1,139.75 and $1,018.90 for Class A, $1,135.44 and $1,015.12 for Class B, $1,135.05 and $1,015.12 for Class C, $1,139.00 and $1,017.59 for Class R and $1,141.34 and $1,020.15 for Class Y. Actual and hypothetical expenses paid during the period would have been approximately $6.74 and $6.36 for Class A, $10.77 and $10.16 for Class B, $10.76 and $10.16 for Class C, $8.14 and $7.68 for Class R and $5.40 and $5.09 for Class Y.

FIRST AMERICAN FUNDS Annual Report 2005

13

Small Cap Value fund

Investment Objective: capital appreciation

How did the fund perform the fiscal period ended October 31, 2005?

The First American Small Cap Value Fund (the "fund"), Class Y shares, returned -2.58% for the one-month period ended October 31, 2005 (Class A shares returned -2.62% without taking the sales charge into account). By comparison, the fund's benchmark, the Russell 2000 Value Index*, returned -2.51% for the same period.

What were the general economic and market conditions during the fiscal period?

Broader economic growth continued at a relatively solid pace in October. Indicators for the manufacturing sector suggested robust growth as inventories remained low and recovery and reconstruction activity proceeded following the hurricanes. Companies indicated continued cost pressures from energy and other raw material prices, keeping Fed concerns about inflation intact. This led to an additional 25-basis-point tightening at the November 1 Federal Open Market Committee meeting, giving support to expectations for further short-term rate increases. While activity in the industrial sector remained robust, consumer confidence continued to slump despite gasoline prices falling sharply during the month. Auto sales fell to their lowest monthly pace in more than seven years as the employee discount sales promotions expired. Forward-looking housing market indicators such as mortgage applications for home purchases moved lower, and employment cost data for the third quarter showed the slowest gain in wages in 25 years. Subdued compensation gains suggest that broader inflation should remain well contained in the coming quarters, which will be a key to bringing an eventual end to Fed tightening and should provide a supportive backdrop to the financial markets.

What worked for the fund and why?

During the reporting period, the main drivers of the fund's performance were the financial and consumer discretionary sectors, both benefiting from the expectation that the Fed's tightening cycle is approaching the end. In the financial sector, two California banks, First Republic Bank and East West Bancorp, were standout performers due to the volume of their low-cost core deposits (savings and checking accounts). Publisher Thomas Nelson, Inc., buoyed up by the announcement of promising new titles in their catalogue, also added value.

What did not work for the fund and why?

The information technology and industrials sectors were the weakest performers in October. Among individual stocks, Mercury Computer Systems and Magellan Health Services (a behavioral health and employee services company) detracted from performance, as did ESCO Technologies (a supplier of engineered filtration products) weakened by a cautious response from investors while awaiting the signing of a sizeable new contract.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Top 10 Holdings as of October 31, 2005[1] (% of net assets)
First Republic Bank – California	2.4%
Toro	2.0%
CLARCOR	2.0%
ESCO Technologies	2.0%
BISYS Group	2.0%
East West Bancorp	1.5%
Capitol Bancorp	1.4%
First Niagra Financial Group	1.4%
Ethan Allen Interiors	1.4%
Ruby Tuesday	1.4%

Sector Allocation as of October 31, 2005[1] (% of net assets)
Financials	31.2%
Industrials	16.8%
Information Technology	14.5%
Consumer Discretionary	14.4%
Energy	6.4%
Health Care	5.6%
Materials	4.8%
Utilities	3.3%
Short-Term Investments	3.3%
Consumer Staples	1.2%
Telecommunication Services	0.6%
Other Assets and Liabilities, Net	(2.1)%
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

14

Small Cap Value fund continued

Annual Performance1

	October 31, 2005							September 30, 2005**
	One-				Since Inception						Since Inception
	month*	1 year	5 years	10 years	11/24/97	2/01/99	9/24/01	1 year	5 years	10 years	11/24/97	2/01/99	9/24/01
Average annual return with sales charge (POP)
Class A	(8.00)%	5.57%	9.22%	10.44%	—	—	—	10.36%	9.49%	10.18%	—	—	—
Class B	(7.56)%	6.21%	9.33%	—	6.77%	—	—	11.00%	9.61%	—	7.22%	—	—
Class C	(3.69)%	9.90%	9.62%	—	—	10.52%	—	14.94%	9.91%	—	—	11.12%	—
Average annual return without sales charge (NAV)
Class A	(2.62)%	11.73%	10.46%	11.07%	—	—	—	16.78%	10.73%	10.81%	—	—	—
Class B	(2.69)%	10.90%	9.58%	—	6.77%	—	—	15.90%	9.86%	—	7.22%	—	—
Class C	(2.72)%	10.84%	9.62%	—	—	10.52%	—	15.92%	9.91%	—	—	11.12%	—
Class R	(2.69)%	11.48%	—	—	—	—	15.44%	16.60%	—	—	—	—	16.58%
Class Y	(2.58)%	12.02%	10.71%	11.36%	—	—	—	17.08%	10.99%	11.15%	—	—	—
Russell 2000 Value Index[2]	(2.51)%	13.04%	14.68%	13.50%	10.16%	12.96%	17.54%	17.75%	15.18%	13.33%	10.64%	13.57%	18.69%

Value of $10,000 Investment1,3  as of October 31, 2005

The chart above illustrates the total value of an assumed $10,000 investment in the fund's Class A and Class Y shares (from 9/30/95 to 10/31/05) as compared to the Russell 2000 Value Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

**  This table represents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Stocks of small-capitalization companies involve substantial risk. These stocks have historically experienced greater price volatility than stocks of larger companies, and they may be expected to do so in the future.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including a maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares in the first year, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

2  An unmanaged index that measures the performance of those companies in the Russell 2000 Index (a small-cap index) with lower price-to-book ratios and lower forecasted growth values.

3  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

15

Small Cap Value fund continued

Expense Example

As a shareholder of the Small Cap Value Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005, to October 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (5/01/05)	Ending Account Value (10/31/05)	Expenses Paid During Period[1] (5/01/05 to 10/31/05)
Class A Actual[2,3]	$1,000.00	$1,082.10	$6.56
Class A Hypothetical (5% return before expenses)[3]	$1,000.00	$1,018.90	$6.36
Class B Actual[2,3]	$1,000.00	$1,078.10	$10.48
Class B Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.12	$10.16
Class C Actual[2,3]	$1,000.00	$1,077.70	$10.47
Class C Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.12	$10.16
Class R Actual[2,3]	$1,000.00	$1,081.00	$7.76
Class R Hypothetical (5% return before expenses)[3]	$1,000.00	$1,017.74	$7.53
Class Y Actual[2,3]	$1,000.00	$1,083.40	$5.25
Class Y Hypothetical (5% return before expenses)[3]	$1,000.00	$1,020.16	$5.09

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.25%, 2.00%, 2.00%, 1.48% and 1.00% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six months ended October 31, 2005, of 8.21%, 7.81%, 7.77%, 8.10% and 8.34% for Class A, Class B, Class C, Class R and Class Y, respectively.

3Prior to July 1, 2005, the contractual limitation on annual expenses was 1.23%, 1.98%, 1.98%, 1.48% and 0.98% for Class A, Class B, Class C, Class R and Class Y, respectively. Effective July 1, 2005, the contractual limitation on annual expenses for each class was removed. If this limitation had not been in place during the entire period, actual and hypothetical ending account balances would have been approximately $1,082.05 and $1,018.85 for Class A, $1,078.05 and $1,015.07 for Class B, $1,077.64 and $1,015.07 for Class C, $1,080.94 and $1,017.69 for Class R and $1,083.35 and $1,020.11 for Class Y. Actual and hypothetical expenses paid during the period would have been approximately $6.61 and $6.41 for Class A, $10.53 and $10.21 for Class B, $10.53 and $10.21 for Class C, $7.82 and $7.58 for Class R and $5.30 and $5.14 for Class Y.

FIRST AMERICAN FUNDS Annual Report 2005

16

Small-Mid Cap Core fund

Investment Objective: long-term growth of capital

Effective October 3, 2005, based on approval of the fund's board of directors and shareholders, the fund's principal investment strategy was changed from investing primarily in technology stocks (defined as stocks of companies that either have or will develop products, processes, or services that will provide or will benefit significantly from technological innovations, advances, and improvements) to investing primarily in common stocks of small- and mid-capitalization companies. At the same time, the fund's name changed from the First American Technology Fund to the First American Small-Mid Cap Core Fund.

How did the fund perform the fiscal period ended October 31, 2005?

The First American Small-Mid Cap Core Fund ("the fund"), Class Y shares, returned -3.36% for the one-month period ended October 31, 2005 (Class A shares returned -3.37% without taking the sales charge into account). By comparison, the fund's benchmark, the Russell 2500 Index*, returned -3.11% for the same period. The fund's previous benchmark, the Merrill Lynch 100 Technology Index, returned -3.24% for the period.

What were the general economic and market conditions during the fiscal period?

Broader economic growth continued at a relatively solid pace in October. Indicators for the manufacturing sector suggested robust growth as inventories remained low and recovery and reconstruction activity proceeded following the hurricanes. Companies indicated continued cost pressures from energy and other raw material prices, keeping Fed concerns about inflation intact. This led to an additional 25-basis-point tightening at the November 1 Federal Open Market Committee meeting, giving support to expectations for further short-term rate increases. While activity in the industrial sector remained robust, consumer confidence continued to slump despite gasoline prices falling sharply during the month. Auto sales fell to their lowest monthly pace in more than seven years as the employee discount sales promotions expired. Forward-looking housing market indicators such as mortgage applications for home purchases moved lower, and employment cost data for the third quarter showed the slowest gain in wages in 25 years. Subdued compensation gains suggest that broader inflation should remain well contained in the coming quarters, which will be a key to bringing an eventual end to Fed tightening and should provide a supportive backdrop to the financial markets.

What worked for the fund and why?

Stock selection was chiefly responsible for the positive aspects of the fund's performance during the reporting period. In the health care sector, Perkin Elmer (a medical instruments manufacturer) delivered strong results, as did Pacific Sunwear (a clothing retailer) in the customer discretionary space. Strong performance from banking institutions Cullen/Frost Bankers and Astoria Financial reflected the growing strength of the financial sector. W.R. Berkley Corp. (a property casualty company) also added value.

What did not work for the fund and why?

The fund's overweight to the energy sector proved to be a drawback at a time when energy stocks were selling off in response to falling energy prices as investors took profits in the sector. Among individual stocks, Packeteer Inc., a provider of wide area network traffic management systems, detracted significantly from performance: the company's shares sold off sharply in mid-October when it announced a significant sales shortfall due to delayed sales in Asia. Other weak performers included Century Aluminum (a holding company), WCI Communities (a building company), Performance Food Group (a foodservice distributor), and Newfield Exploration (a gas and oil exploration company).

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Top 10 Holdings as of October 31, 2005[1] (% of net assets)
Scientific Games, Class A	3.2%
PerkinElmer	3.2%
Kennametal	3.0%
Toro	2.8%
Astoria Financial	2.8%
Newfield Exploration	2.7%
Pediatrix Medical Group	2.6%
Dun & Bradstreet	2.6%
Cullen/Frost Bankers	2.5%
Hutchinson Technology	2.4%

Sector Allocation as of October 31, 2005[1] (% of net assets)
Financials	19.7%
Information Technology	17.0%
Industrials	15.0%
Consumer Discretionary	14.9%
Health Care	14.5%
Energy	7.3%
Materials	4.5%
Utilities	3.9%
Consumer Staples	1.4%
Short-Term Investments	1.1%
Telecommunication Services	0.9%
Other Assets & Liabilities, Net	(0.2)%
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

17

Small-Mid Cap Core fund continued

Annual Performance1

	October 31, 2005					September 30, 2005**
	One-				Since Inception				Since Inception
	month*	1 year	5 years	10 years	2/01/00	1 year	5 years	10 years	2/01/00
Average annual return with sales charge (POP)
Class A	(8.65)%	(2.43)%	(25.22)%	(0.03)%	—	6.13%	(27.08)%	(0.12)%	—
Class B	(8.25)%	(2.53)%	(25.18)%	(0.19)%	—	6.60%	(27.04)%	(0.29)%	—
Class C	(4.48)%	1.40%	(24.94)%	—	(24.98)%	10.62%	(26.79)%	—	(24.83)%
Average annual return without sales charge (NAV)
Class A	(3.37)%	3.21%	(24.37)%	0.54%	—	12.30%	(26.25)%	0.44%	—
Class B	(3.42)%	2.47%	(24.95)%	(0.19)%	—	11.60%	(26.81)%	(0.29)%	—
Class C	(3.51)%	2.40%	(24.94)%	—	(24.98)%	11.62%	(26.79)%	—	(24.83)%
Class Y	(3.36)%	3.47%	(24.17)%	0.83%	—	12.66%	(26.05)%	0.73%	—
Russell 2500 Index[2]	(3.11)%	14.90%	7.86%	11.63%	7.64%	21.29%	7.94%	11.63%	8.35%
Merrill Lynch 100 Technology Index[3]	(3.24)%	8.63%	(13.80)%	7.92%	(13.18)%	20.42%	(15.14)%	8.79%	(12.86)%

Value of a $10,000 Investment1,4  as of October 31, 2005

The chart above illustrates the total value of an assumed $10,000 investment in the fund's Class A and Class Y shares (from 9/30/95 to 10/31/05) as compared to the Russell 2500 Index2 and the Merrill Lynch 100 Technology Index3.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

**  This table represents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Effective October 3, 2005, the investment strategy of the fund, formerly called the Technology Fund, changed from investing primarily in technology stocks to investing primarily in common stocks of small- and mid-capitalization companies. As a result, performance for the periods prior to October 3, 2005, reflect the performance of a materially different investment portfolio.

Stocks of small- and mid-capitalization companies involve substantial risk and may be subject to increased volatility and more price fluctuation than large-capitalization companies.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including a maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares in the first year, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

The Small-Mid Cap Core Fund's 1999 returns were higher due in part to its strategy of investing in IPOs and technology-related stocks in a period favorable for IPO and technology stock investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs and technology stocks will have the same effect on performance as it did in 1999.

2  An unmanaged small and mid-cap index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index.

3  An equally weighted index of the 100 largest technology companies, as measured by market capitalization.

4  Performance for Class B and Class C shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

18

Small-Mid Cap Core fund continued

Expense Example

As a shareholder of the Small-Mid Cap Core Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005, to October 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (5/01/05)	Ending Account Value (10/31/05)	Expenses Paid During Period[1] (5/01/05 to 10/31/05)
Class A Actual[2,3]	$1,000.00	$1,088.10	$8.69
Class A Hypothetical (5% return before expenses)[3]	$1,000.00	$1,016.89	$8.39
Class B Actual[2,3]	$1,000.00	$1,084.50	$12.66
Class B Hypothetical (5% return before expenses)[3]	$1,000.00	$1,013.06	$12.23
Class C Actual[2,3]	$1,000.00	$1,083.10	$12.65
Class C Hypothetical (5% return before expenses)[3]	$1,000.00	$1,013.06	$12.23
Class Y Actual[2,3]	$1,000.00	$1,090.20	$7.38
Class Y Hypothetical (5% return before expenses)[3]	$1,000.00	$1,018.15	$7.12

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.65%, 2.41%, 2.41% and 1.40% for Class A, Class B, Class C and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six months ended October 31, 2005, of 8.81%, 8.45%, 8.31% and 9.02% for Class A, Class B, Class C and Class Y, respectively.

3Prior to July 1, 2005, the contractual limitation on annual expenses was 1.23%, 1.98%, 1.98% and 0.98% for Class A, Class B, Class C and Class Y, respectively. Effective July 1, 2005, the contractual limitation on annual expenses for each class was removed. If this limitation had not been in place during the entire period, actual and hypothetical ending account balances would have been approximately $1,087.67 and $1,016.48 for Class A, $1,084.08 and 1,012.65 for Class B, $1,082.68 and $1,012.65 for Class C and $1,089.78 and $1,017.74 for Class Y. Actual and hypothetical expenses paid during the period would have been approximately $9.11 and $8.79 for Class A, $13.08 and $12.63 for Class B, $13.08 and $12.63 for Class C and $7.80 and $7.53 for Class Y.

FIRST AMERICAN FUNDS Annual Report 2005

19

Mid Cap Growth Opportunities fund

Investment Objective: capital appreciation

How did the fund perform the fiscal period ended October 31, 2005?

The First American Mid Cap Growth Opportunities Fund (the "fund"), Class Y shares, returned -1.86% for the one-month period ended October 31, 2005 (Class A shares returned -1.88% without taking the sales charge into account). By comparison, the fund's benchmark, the Russell Midcap Growth Index*, returned -2.94% for the same period.

What were the general economic and market conditions during the fiscal period?

Broader economic growth continued at a relatively solid pace in October. Indicators for the manufacturing sector suggested robust growth as inventories remained low and recovery and reconstruction activity proceeded following the hurricanes. Companies indicated continued cost pressures from energy and other raw material prices, keeping Fed concerns about inflation intact. This led to an additional 25-basis-point tightening at the November 1 Federal Open Market Committee meeting, giving support to expectations for further short-term rate increases. While activity in the industrial sector remained robust, consumer confidence continued to slump despite gasoline prices falling sharply during the month. Auto sales fell to their lowest monthly pace in more than seven years as the employee discount sales promotions expired. Forward-looking housing market indicators such as mortgage applications for home purchases moved lower, and employment cost data for the third quarter showed the slowest gain in wages in 25 years. Subdued compensation gains suggest that broader inflation should remain well contained in the coming quarters, which will be a key to bringing an eventual end to Fed tightening and should provide a supportive backdrop to the financial markets.

What worked for the fund and why?

The fund's outperformance relative to the index was in large measure a result of good stock selection in the industrials, information technology, and health care sectors. In the industrials space the top performers were job-placement provider Monster Worldwide, industrial product distributor MSC Industrial Direct, and logistics provider UTI Worldwide. The information technology sector saw gains by Apple Computer, whose profits rose steadily thanks in part to the success of its iPod digital player and iTunes music store. In health care, the best-performing stock was that of Perkin Elmer Group, a medical instruments manufacturer.

What did not work for the fund and why?

The fund's investment in Gaylord Entertainment performed poorly during the quarter as some of its noncore operations experienced weaker-than-expected results.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Top 10 Holdings as of October 31, 2005[1] (% of net assets)
PerkinElmer	2.9%
Adobe Systems	2.8%
Scientific Games, Class A	2.7%
Dun & Bradstreet	2.6%
Thermo Electron	2.4%
DENTSPLY International	2.4%
Monster Worldwide	2.2%
L-3 Communications Holdings	2.2%
Station Casinos	2.1%
Weatherford International	2.1%

Sector Allocation as of October 31, 2005[1] (% of net assets)
Information Technology	24.1%
Industrials	19.1%
Health Care	18.9%
Consumer Discretionary	16.5%
Energy	10.7%
Financials	5.4%
Consumer Staples	2.7%
Short-Term Investments	1.5%
Other Assets and Liabilities, Net	1.1%
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

20

Mid Cap Growth Opportunities fund continued

Annual Performance1

	October 31, 2005							September 30, 2005**
	One-				Since Inception						Since Inception
	month*	1 year	5 years	10 years	3/01/99	12/11/00	9/24/01	1 year	5 years	10 years	3/01/99	12/11/00	9/24/01
Average annual return with sales charge (POP)
Class A	(7.28)%	11.73%	5.41%	9.62%	—	—	—	19.31%	5.10%	9.61%	—	—	—
Class B	(6.83)%	12.38%	5.57%	—	10.44%	—	—	20.29%	5.25%	—	10.91%	—	—
Class C	(2.90)%	16.38%	—	—	—	—	14.29%	24.27%	—	—	—	—	15.17%
Average annual return without sales charge (NAV)
Class A	(1.88)%	18.24%	6.61%	10.24%	—	—	—	26.25%	6.30%	10.23%	—	—	—
Class B	(1.93)%	17.38%	5.79%	—	10.44%	—	—	25.29%	5.48%	—	10.91%	—	—
Class C	(1.91)%	17.38%	—	—	—	—	14.29%	25.27%	—	—	—	—	15.17%
Class R	(1.91)%	17.95%	—	—	—	6.48%	—	25.95%	—	—	—	7.02%	—
Class Y	(1.86)%	18.55%	6.87%	10.51%	—	—	—	26.57%	6.56%	10.50%	—	—	—
Russell Midcap Growth Index[2]	(2.94)%	15.91%	(3.71)%	9.05%	4.78%	(2.64)%	12.48%	23.47%	(4.50)%	9.10%	5.32%	(2.08)%	13.60%

Value of $10,000 Investment1,3  as of October 31, 2005

The chart above illustrates the total value of an assumed $10,000 investment in the fund's Class A and Class Y shares (from 10/31/95 to 10/31/05) as compared to the Russell Midcap Growth Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

**  This table represents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Stocks of mid-capitalization companies may be slightly less volatile than those of small-capitalization companies, but they still involve substantial risk and may be subject to increased volatility and more price fluctuation than large-capitalization companies.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including a maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares in the first year, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

On September 24, 2001, the First American Mid Cap Growth Opportunities Fund became the successor by merger to the Firstar MidCap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar MidCap Core Equity Fund.

2  An unmanaged index that measures the performance of those Russell mid-cap companies with higher price-to-book ratios and higher forecasted growth values.

3  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

21

Mid Cap Growth Opportunities fund continued

Expense Example

As a shareholder of the Mid Cap Growth Opportunities Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005, to October 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (5/01/05)	Ending Account Value (10/31/05)	Expenses Paid During Period[1] (5/01/05 to 10/31/05)
Class A Actual[2,3]	$1,000.00	$1,121.00	$6.52
Class A Hypothetical (5% return before expenses)[3]	$1,000.00	$1,019.06	$6.21
Class B Actual[2,3]	$1,000.00	$1,116.60	$10.51
Class B Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.27	$10.01
Class C Actual[2,3]	$1,000.00	$1,116.90	$10.51
Class C Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.27	$10.01
Class R Actual[2,3]	$1,000.00	$1,119.30	$7.91
Class R Hypothetical (5% return before expenses)[3]	$1,000.00	$1,017.74	$7.53
Class Y Actual[2,3]	$1,000.00	$1,122.20	$5.19
Class Y Hypothetical (5% return before expenses)[3]	$1,000.00	$1,020.32	$4.94

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.22%, 1.97%, 1.97%, 1.48% and 0.97% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six months ended October 31, 2005, of 12.10%, 11.66%, 11.69%, 11.93% and 12.22% for Class A, Class B, Class C, Class R and Class Y, respectively.

3Prior to July 1, 2005, the contractual limitation on annual expenses was 1.20%, 1.95%, 1.95%, 1.45% and 0.95% for Class A, Class B, Class C, Class R and Class Y, respectively. Effective July 1, 2005, the contractual limitation on annual expenses for each class was removed. If this limitation had not been in place during the entire period, actual and hypothetical ending account balances would have been approximately $1,120.89 and $1,018.95 for Class A, $1,116.50 and $1,015.17 for Class B, $1,116.80 and $1,015.17 for Class C, $1,119.24 and $1,017.69 for Class R and $1,122.09 and $1,020.21 for Class Y. Actual and hypothetical expenses paid during the period would have been approximately $6.63 and $6.31 for Class A, $10.62 and $10.11 for Class B, $10.62 and $10.11 for Class C, $7.96 and $7.58 for Class R and $5.30 and $5.04 for Class Y.

FIRST AMERICAN FUNDS Annual Report 2005

22

Mid Cap Value fund

Investment Objective: capital appreciation

How did the fund perform the fiscal period ended October 31, 2005?

The First American Mid Cap Value Fund (the "fund"), Class Y shares, returned -3.36% for the one-month period ended October 31, 2005 (Class A shares returned -3.38% without taking the sales charge into account). By comparison, the fund's benchmark, the Russell Midcap Value Index*, returned -3.06% for the same period.

What were the general economic and market conditions during the fiscal period?

Broader economic growth continued at a relatively solid pace in October. Indicators for the manufacturing sector suggested robust growth as inventories remained low and recovery and reconstruction activity proceeded following the hurricanes. Companies indicated continued cost pressures from energy and other raw material prices, keeping Fed concerns about inflation intact. This led to an additional 25-basis-point tightening at the November 1 Federal Open Market Committee meeting, giving support to expectations for further short-term rate increases. While activity in the industrial sector remained robust, consumer confidence continued to slump despite gasoline prices falling sharply during the month. Auto sales fell to their lowest monthly pace in more than seven years as the employee discount sales promotions expired. Forward-looking housing market indicators such as mortgage applications for home purchases moved lower, and employment cost data for the third quarter showed the slowest gain in wages in 25 years. Subdued compensation gains suggest that broader inflation should remain well contained in the coming quarters, which will be a key to bringing an eventual end to Fed tightening and should provide a supportive backdrop to the financial markets.

What worked for the fund and why?

The fund benefited from strong performance in the health care sector, where Perkin Elmer (a medical instruments manufacturer) and Health Net (a managed health care company) led the way. Property casualty stocks also contributed to performance, notably ACE Ltd. and W.R. Berkley Corporation. The financial sector also enjoyed generally robust performance

What did not work for the fund and why?

The fund's overweight in the energy sector and underweight in financials proved detrimental to performance. During the reporting period, energy stocks sold off in response to falling energy prices as investors took profits in the sector. Weaker results from consumer-related stocks like Pilgrim's Pride Corp. (a poultry producer), Liz Claiborne Inc. (clothes retailer), and Federated Department Stores also detracted from performance.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Top 10 Holdings as of October 31, 2005[1] (% of net assets)
Kroger	2.7%
Norfolk Southern	2.5%
Bear Stearns	2.4%
Genworth Financial	2.2%
Newfield Exploration	2.2%
Constellation Energy	2.1%
ACE	2.1%
PPL	2.0%
Sherwin-Williams	1.8%
CIGNA	1.8%

Sector Allocation as of October 31, 2005[1] (% of net assets)
Financials	27.4%
Consumer Discretionary	13.0%
Utilities	11.8%
Industrials	9.2%
Information Technology	8.8%
Energy	7.3%
Consumer Staples	7.2%
Materials	6.8%
Health Care	6.0%
Short-Term Investments	2.6%
Other Assets and Liabilities, Net	(0.1)%
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

23

Mid Cap Value fund continued

Annual Performance1

	October 31, 2005						September 30, 2005**
	One-				Since Inception					Since Inception
	month*	1 year	5 years	10 years	2/01/99	9/24/01	1 year	5 years	10 years	2/01/99	9/24/01
Average annual return with sales charge (POP)
Class A	(8.70)%	10.47%	9.30%	9.83%	—	—	17.54%	10.67%	9.77%	—	—
Class B	(8.25)%	11.07%	9.44%	9.65%	—	—	18.47%	10.82%	9.59%	—	—
Class C	(4.37)%	15.06%	9.72%	—	8.62%	—	22.43%	11.08%	—	9.30%	—
Average annual return without sales charge (NAV)
Class A	(3.38)%	16.88%	10.54%	10.46%	—	—	24.38%	11.92%	10.39%	—	—
Class B	(3.43)%	16.07%	9.72%	9.65%	—	—	23.47%	11.09%	9.59%	—	—
Class C	(3.40)%	16.06%	9.72%	—	8.62%	—	23.43%	11.08%	—	9.30%	—
Class R	(3.34)%	16.62%	—	—	—	16.14%	24.04%	—	—	—	17.50%
Class Y	(3.36)%	17.17%	10.78%	10.74%	—	—	24.68%	12.17%	10.68%	—	—
Russell Midcap Value Index[2]	(3.06)%	19.50%	12.82%	13.88%	11.45%	17.37%	26.13%	13.95%	14.01%	12.12%	18.68%

Value of $10,000 Investment1,3  as of October 31, 2005

The chart above illustrates the total value of an assumed $10,000 investment in the fund's Class A and Class Y shares (from 9/30/95 to 10/31/05) as compared to the Russell Midcap Value Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

**  This table represents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Stocks of mid-capitalization companies may be slightly less volatile than those of small-capitalization companies, but they still involve substantial risk and may be subject to increased volatility and more price fluctuation than large-capitalization companies.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including a maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares in the first year, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

2  An unmanaged index that measures the performance of those Russell mid-cap companies with lower price-to-book ratios and lower forecasted growth values.

3  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

24

Mid Cap Value fund continued

Expense Example

As a shareholder of the Mid Cap Value Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005, to October 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (5/01/05)	Ending Account Value (10/31/05)	Expenses Paid During Period[1] (5/01/05 to 10/31/05)
Class A Actual[2,3]	$1,000.00	$1,083.00	$6.46
Class A Hypothetical (5% return before expenses)[3]	$1,000.00	$1,019.00	$6.26
Class B Actual[2,3]	$1,000.00	$1,078.90	$10.32
Class B Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.27	$10.01
Class C Actual[2,3]	$1,000.00	$1,078.70	$10.32
Class C Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.27	$10.01
Class R Actual[2,3]	$1,000.00	$1,082.10	$7.77
Class R Hypothetical (5% return before expenses)[3]	$1,000.00	$1,017.74	$7.53
Class Y Actual[2,3]	$1,000.00	$1,084.20	$5.10
Class Y Hypothetical (5% return before expenses)[3]	$1,000.00	$1,020.32	$4.94

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.23%, 1.97%, 1.97%, 1.48% and 0.97% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six months ended October 31, 2005, of 8.30%, 7.89%, 7.87%, 8.21% and 8.42% for Class A, Class B, Class C, Class R and Class Y, respectively.

3Prior to July 1, 2005, the contractual limitation on annual expenses was 1.20%, 1.95%, 1.95%, 1.45% and 0.95% for Class A, Class B, Class C, Class R and Class Y, respectively. Effective July 1, 2005, the contractual limitation on annual expenses for each class was removed. If this limitation had not been in place during the entire period, actual and hypothetical ending account balances would have been approximately $1,082.90 and $1,018.90 for Class A, $1,078.74 and $1,015.12 for Class B, $1,078.54 and $1,015.12 for Class C, $1,082.05 and $1,017.69 for Class R and $1,084.05 and $1,020.16 for Class Y. Actual and hypothetical expenses paid during the period would have been approximately $6.56 and $6.36 for Class A, $10.48 and $10.16 for Class B, $10.48 and $10.16 for Class C, $7.82 and $7.58 for Class R and $5.25 and $5.09 for Class Y.

FIRST AMERICAN FUNDS Annual Report 2005

25

Large Cap Growth Opportunities fund

Investment Objective: long-term growth of capital

How did the fund perform the fiscal period ended October 31, 2005?

The First American Large Cap Growth Opportunities Fund (the "fund"), Class Y shares, returned -0.52% for the one-month period ended October 31, 2005 (Class A shares returned -0.57% without taking the sales charge into account). By comparison, the fund's benchmark, the Russell 1000 Growth Index*, returned -0.97% for the same period.

What were the general economic and market conditions during the fiscal period?

Broader economic growth continued at a relatively solid pace in October. Indicators for the manufacturing sector suggested robust growth as inventories remained low and recovery and reconstruction activity proceeded following the hurricanes. Companies indicated continued cost pressures from energy and other raw material prices, keeping Fed concerns about inflation intact. This led to an additional 25-basis-point tightening at the November 1 Federal Open Market Committee meeting, giving support to expectations for further short-term rate increases. While activity in the industrial sector remained robust, consumer confidence continued to slump despite gasoline prices falling sharply during the month. Auto sales fell to their lowest monthly pace in more than seven years as the employee discount sales promotions expired. Forward-looking housing market indicators such as mortgage applications for home purchases moved lower, and employment cost data for the third quarter showed the slowest gain in wages in 25 years. Subdued compensation gains suggest that broader inflation should remain well contained in the coming quarters, which will be a key to bringing an eventual end to Fed tightening and should provide a supportive backdrop to the financial markets.

What worked for the fund and why?

The fund's outperformance relative to the index was in large measure a result of good stock selection in the health care and consumer discretionary sectors. In health care, strong performance came from generic manufacturer Teva Pharmaceuticals as well as medical products maker Medtronic. Starbucks, publisher McGraw-Hill, and retailers Target and Staples all posted strong operating performance and meaningfully contributed to performance during the period.

What did not work for the fund and why?

Adverse stock selection in the energy sector detracted from performance relative to the index. Not owning Wal-Mart when it made gains during a period of declining energy prices was also detrimental.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Top 10 Holdings as of October 31, 2005[1] (% of net assets)
Procter & Gamble	3.7%
General Electric	3.4%
Johnson & Johnson	2.9%
Lowe's	2.7%
PepsiCo	2.7%
Microsoft	2.6%
Target	2.5%
Amgen	2.5%
Intel	2.3%
Goldman Sachs Group	2.3%

Sector Allocation as of October 31, 2005[1] (% of net assets)
Information Technology	28.5%
Health Care	21.3%
Consumer Discretionary	14.6%
Industrials	11.0%
Financials	10.8%
Consumer Staples	7.5%
Energy	3.9%
Short-Term Investments	2.4%
Materials	1.5%
Other Assets and Liabilities, Net	(1.5)%
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

26

Large Cap Growth Opportunities fund continued

Annual Performance1

	October 31, 2005							September 30, 2005**
	One-				Since Inception						Since Inception
	month*	1 year	5 years	10 years	3/01/99	11/27/00	9/24/01	1 year	5 years	10 years	3/01/99	11/27/00	9/24/01
Average annual return with sales charge (POP)
Class A	(6.04)%	3.54%	(7.00)%	5.31%	—	—	—	6.10%	(7.37)%	5.13%	—	—	—
Class B	(5.60)%	3.73%	(6.98)%	—	(2.18)%	—	—	6.47%	(7.35)%	—	(2.11)%	—	—
Class C	(1.62)%	7.75%	—	—	—	—	3.37%	10.44%	—	—	—	—	3.60%
Average annual return without sales charge (NAV)
Class A	(0.57)%	9.55%	(5.94)%	5.91%	—	—	—	12.30%	(6.32)%	5.72%	—	—	—
Class B	(0.64)%	8.73%	(6.65)%	—	(2.18)%	—	—	11.47%	(7.02)%	—	(2.11)%	—	—
Class C	(0.62)%	8.75%	—	—	—	—	3.37%	11.44%	—	—	—	—	3.60%
Class R	(0.57)%	9.30%	—	—	—	(4.77)%	—	12.04%	—	—	—	(4.74)%	—
Class Y	(0.52)%	9.81%	(5.70)%	6.17%	—	—	—	12.58%	(6.09)%	5.99%	—	—	—
Russell 1000 Growth Index[2]	(0.97)%	8.81%	(7.93)%	6.78%	(2.94)%	(6.27)%	4.41%	11.60%	(8.64)%	6.89%	(2.84)%	(6.19)%	4.76%

Value of a $10,000 Investment1,3  as of October 31, 2005

The chart above illustrates the total value of an assumed $10,000 investment in the fund's Class A and Class Y shares (from 10/31/95 to 10/31/05) as compared to the Russell 1000 Growth Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

**  This table represents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Growth stocks typically have more volatility than value stocks; whereas value stocks tend to have slower earnings growth rates.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including a maximum front-end sales charge of 5.50% for Class A shares, and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares in the first year, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

On September 24, 2001, the First American Large Cap Growth Opportunities Fund became the successor by merger to the Firstar Large Cap Core Equity Fund, a series of Firstar Funds, Inc. Prior to the merger, the First American fund had no assets or liabilities. Performance presented prior to September 24, 2001, represents that of the Firstar Large Cap Core Equity Fund.

2  An unmanaged index that measures the performance of those companies in the Russell 1000 Index (a large-cap index) with higher price-to-book ratios and higher forecasted growth values.

3  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

27

Large Cap Growth Opportunities fund continued

Expense Example

As a shareholder of the Large Cap Growth Opportunities Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005, to October 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (5/01/05)	Ending Account Value (10/31/05)	Expenses Paid During Period[1] (5/01/05 to 10/31/05)
Class A Actual[2,3]	$1,000.00	$1,081.50	$6.24
Class A Hypothetical (5% return before expenses)[3]	$1,000.00	$1,019.21	$6.06
Class B Actual[2,3]	$1,000.00	$1,077.00	$10.16
Class B Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.43	$9.86
Class C Actual[2,3]	$1,000.00	$1,077.50	$10.16
Class C Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.43	$9.86
Class R Actual[2,3]	$1,000.00	$1,080.50	$7.66
Class R Hypothetical (5% return before expenses)[3]	$1,000.00	$1,017.85	$7.43
Class Y Actual[2,3]	$1,000.00	$1,082.80	$4.93
Class Y Hypothetical (5% return before expenses)[3]	$1,000.00	$1,020.47	$4.79

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.19%, 1.94%, 1.94%, 1.46% and 0.94% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six-months ended October 31, 2005, of 8.15%, 7.70%, 7.75%, 8.05% and 8.28% for Class A, Class B, Class C, Class R and Class Y, respectively.

3Prior to July 1, 2005, the contractual limitation on annual expenses was 1.15%, 1.90%, 1.90%, 1.40% and 0.90% for Class A, Class B, Class C, Class R and Class Y, respectively. Effective July 1, 2005, the contractual limitation on annual expenses for each class was removed. If this limitation had not been in place during the entire period, actual and hypothetical ending account balances would have been approximately $1,081.44 and $1,019.16 for Class A, $1,076.95 and $1,015.38 for Class B, $1,077.45 and $1,015.38 for Class C, $1,080.50 and $1,017.85 for Class R and $1,082.74 and $1,020.44 for Class Y. Actual and hypothetical expenses paid during the period would have been approximately $6.30 and $6.11 for Class A, $10.21 and $9.91 for Class B, $10.21 and $9.91 for Class C, $7.66 and $7.43 for Class R and $4.99 and $4.84 for Class Y.

FIRST AMERICAN FUNDS Annual Report 2005

28

Large Cap Select fund

Investment Objective: capital appreciation

How did the fund perform the fiscal period ended October 31, 2005?

The First American Large Cap Select Fund (the "fund"), Class Y shares, returned -1.10% for the one-month period ended October 31, 2005 (Class A shares returned -1.17% without taking the sales charge into account). By comparison, the fund's benchmark, the Standard & Poor's 500 Index* ("S&P 500 Index"), returned -1.67% for the same period.

What were the general economic and market conditions during the fiscal period?

Broader economic growth continued at a relatively solid pace in October. Indicators for the manufacturing sector suggested robust growth as inventories remained low and recovery and reconstruction activity proceeded following the hurricanes. Companies indicated continued cost pressures from energy and other raw material prices, keeping Fed concerns about inflation intact. This led to an additional 25-basis-point tightening at the November 1 Federal Open Market Committee meeting, giving support to expectations for further short-term rate increases. While activity in the industrial sector remained robust, consumer confidence continued to slump despite gasoline prices falling sharply during the month. Auto sales fell to their lowest monthly pace in more than seven years as the employee discount sales promotions expired. Forward-looking housing market indicators such as mortgage applications for home purchases moved lower, and employment cost data for the third quarter showed the slowest gain in wages in 25 years. Subdued compensation gains suggest that broader inflation should remain well contained in the coming quarters, which will be a key to bringing an eventual end to Fed tightening and should provide a supportive backdrop to the financial markets.

What worked for the fund and why?

Good stock selection was the main driver of the fund's outperformance relative to the index. Among the standout performers during this reporting period were ACE Ltd. (a property casualty company) the industrial giant Dow Chemical, and the retail gaint Wal-Mart. The fund's underweight position in the utilities sector was also beneficial.

What did not work for the fund and why?

With energy stocks selling off in response to falling energy prices as investors took profits in the sector, the fund's holdings in gas and oil exploration companies Amerada Hess and Apache detracted from performance. Pentair, Inc. (a water technologies company) was another disappointing performer, as was Texas Instruments, reflecting a more muted performance in the information technology sector.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Top 10 Holdings as of October 31, 2005[1] (% of net assets)
Intel	4.2%
Dow Chemical	4.0%
Bank of America	3.8%
Wells Fargo	3.6%
Johnson & Johnson	3.6%
United Parcel Service, Class B	3.4%
Goldman Sachs Group	3.3%
Wal-Mart Stores	3.2%
Wyeth Pharmaceuticals	3.2%
American International Group	3.1%

Sector Allocation as of October 31, 2005[1] (% of net assets)
Information Technology	22.1%
Financials	21.3%
Health Care	12.2%
Consumer Discretionary	10.1%
Energy	8.2%
Consumer Staples	7.7%
Industrials	7.5%
Materials	4.0%
Telecommunication Services	2.9%
Short-Term Investments	2.3%
Utilities	1.1%
Other Assets and Liabilities, Net	0.6%
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

29

Large Cap Select fund continued

Annual Performance1

	October 31, 2005			September 30, 2005**
	One-		Since Inception		Since Inception
	month*	1 year	1/31/03	1 year	1/31/03
Average annual return with sales charge (POP)
Class A	(6.60)%	7.92%	13.07%	11.34%	14.02%
Class B	(6.20)%	8.26%	13.32%	12.02%	14.33%
Class C	(2.25)%	12.25%	14.50%	15.91%	15.55%
Average annual return without sales charge (NAV)
Class A	(1.17)%	14.17%	15.42%	17.83%	16.46%
Class B	(1.26)%	13.26%	14.47%	17.02%	15.52%
Class C	(1.26)%	13.25%	14.50%	16.91%	15.55%
Class R	(1.18)%	13.87%	15.17%	17.54%	16.21%
Class Y	(1.10)%	14.45%	15.70%	18.14%	16.73%
S&P 500 Index[2]	(1.67)%	8.72%	15.35%	12.25%	16.61%

Value of a $10,000 Investment1,3  as of October 31, 2005

The chart above illustrates the total value of an assumed $10,000 investment in the fund's Class A and Class Y shares (from 1/31/03 to 10/31/05) as compared to the S&P 500 Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

**  This table represents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Mutual fund investing involves risk; principal loss is possible.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including a maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares in the first year, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

2  An unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks.

3  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

30

Large Cap Select fund continued

Expense Example

As a shareholder of the Large Cap Select Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005, to October 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (5/01/05)	Ending Account Value (10/31/05)	Expenses Paid During Period[1] (5/01/05 to 10/31/05)
Class A Actual[2,3]	$1,000.00	$1,078.40	$6.23
Class A Hypothetical (5% return before expenses)[3]	$1,000.00	$1,019.21	$6.06
Class B Actual[2,3]	$1,000.00	$1,073.80	$10.09
Class B Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.48	$9.80
Class C Actual[2,3]	$1,000.00	$1,073.70	$10.14
Class C Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.43	$9.86
Class R Actual[2,3]	$1,000.00	$1,076.50	$7.54
Class R Hypothetical (5% return before expenses)[3]	$1,000.00	$1,017.95	$7.32
Class Y Actual[2,3]	$1,000.00	$1,079.30	$4.93
Class Y Hypothetical (5% return before expenses)[3]	$1,000.00	$1,020.47	$4.79

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.19%, 1.93%, 1.94%, 1.44% and 0.94% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six-months ended October 31, 2005, of 7.84%, 7.38%, 7.37%, 7.65% and 7.93% for Class A, Class B, Class C, Class R and Class Y, respectively.

3Prior to July 1, 2005, the contractual limitation on annual expenses was 1.15%, 1.90%, 1.90%, 1.40% and 0.90% for Class A, Class B, Class C, Class R and Class Y, respectively. Effective July 1, 2005, the contractual limitation on annual expenses for each class was removed. If this limitation had not been in place during the entire period, actual and hypothetical ending account balances would have been approximately $1,078.29 and $1,019.11 for Class A, $1,073.64 and $1,015.32 for Class B, $1,073.60 and $1,015.32 for Class C, $1,076.40 and $1,017.85 for Class R and $1,079.20 and $1,020.37 for Class Y. Actual and hypothetical expenses paid during the period would have been approximately $6.34 and $6.16 for Class A, $10.25 and $9.96 for Class B, $10.24 and $9.96 for Class C, $7.64 and $7.43 for Class R and $5.03 and $4.89 for Class Y.

FIRST AMERICAN FUNDS Annual Report 2005

31

Large Cap Value fund

Investment Objective: primary – capital appreciation; secondary – current income

How did the Fund perform the fiscal period ended October 31, 2005?

The First American Large Cap Value Fund (the "fund"), Class Y shares, returned -2.47% for the one-month period ended October 31, 2005 (Class A shares returned -2.48% without taking the sales charge into account). By comparison, the fund's benchmark, the Russell 1000 Value Index*, returned -2.54% for the same period.

What were the general economic and market conditions during the fiscal period?

Broader economic growth continued at a relatively solid pace in October. Indicators for the manufacturing sector suggested robust growth as inventories remained low and recovery and reconstruction activity proceeded following the hurricanes. Companies indicated continued cost pressures from energy and other raw material prices, keeping Fed concerns about inflation intact. This led to an additional 25-basis-point tightening at the November 1 Federal Open Market Committee meeting, giving support to expectations for further short-term rate increases. While activity in the industrial sector remained robust, consumer confidence continued to slump despite gasoline prices falling sharply during the month. Auto sales fell to their lowest monthly pace in more than seven years as the employee discount sales promotions expired. Forward-looking housing market indicators such as mortgage applications for home purchases moved lower, and employment cost data for the third quarter showed the slowest gain in wages in 25 years. Subdued compensation gains suggest that broader inflation should remain well contained in the coming quarters, which will be a key to bringing an eventual end to Fed tightening and should provide a supportive backdrop to the financial markets.

What worked for the fund and why?

Strong performance and good stock selection in the health care and materials sectors contributed to the fund's outperformance relative to the index. Standout performers included HCA Inc. (a hospital and health system operator) and the science and technology giant Dow Chemical Co. in the materials sector.

What did not work for the fund and why?

An underweight in the financials sector proved detrimental at a time when the sector enjoyed generally robust performance. Weaker results from information technology companies, notably National Semiconductor Corp. and Texas Instruments, also detracted form the fund's performance.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Top 10 Holdings as of October 31, 2005[1] (% of net assets)
Exxon Mobil	4.6%
Bank of America	4.2%
Hewlett-Packard	3.6%
Wyeth Pharmaceuticals	3.0%
Citigroup	3.0%
Time Warner	2.9%
Goldman Sachs Group	2.9%
American International Group	2.9%
Lehman Brothers Holdings	2.9%
Dow Chemical	2.8%

Sector Allocation as of October 31, 2005[1] (% of net assets)
Financials	33.6%
Energy	13.5%
Consumer Discretionary	10.0%
Information Technology	9.3%
Health Care	8.9%
Industrials	6.5%
Consumer Staples	5.8%
Materials	3.8%
Utilities	3.6%
Telecommunication Services	3.2%
Short-Term Investments	1.9%
Other Assets and Liabilities, Net	(0.1)%
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

32

Large Cap Value fund continued

Annual Performance1

	October 31, 2005						September 30, 2005**
	One-				Since Inception					Since Inception
	month*	1 year	5 years	10 years	2/01/99	9/24/01	1 year	5 years	10 years	2/01/99	9/24/01
Average annual return with sales charge (POP)
Class A	(7.86)%	6.28%	(0.07)%	7.36%	—	—	11.16%	1.26%	7.47%	—	—
Class B	(7.42)%	6.61%	(0.05)%	7.17%	—	—	11.77%	1.28%	7.29%	—	—
Class C	(3.49)%	10.65%	0.32%	—	1.10%	—	15.75%	1.64%	—	1.51%	—
Average annual return without sales charge (NAV)
Class A	(2.48)%	12.45%	1.07%	7.97%	—	—	17.62%	2.42%	8.08%	—	—
Class B	(2.55)%	11.61%	0.31%	7.17%	—	—	16.70%	1.65%	7.29%	—	—
Class C	(2.52)%	11.65%	0.32%	—	1.10%	—	16.75%	1.64%	—	1.51%	—
Class R	(2.54)%	12.14%	—	—	—	7.08%	17.34%	—	—	—	7.92%
Class Y	(2.47)%	12.74%	1.32%	8.25%	—	—	17.92%	2.68%	8.37%	—	—
Russell 1000 Value Index[2]	(2.54)%	11.86%	4.71%	11.34%	5.40%	9.97%	16.69%	5.76%	11.52%	5.88%	10.90%

Value of a $10,000 Investment1,3 as of October 31, 2005

The chart above illustrates the total value of an assumed $10,000 investment in the fund's Class A and Class Y shares (from 9/30/95 to 10/31/05) as compared to the Russell 1000 Value Index2.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

**  This table represents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Mutual fund investing involves risk; principal loss is possible.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including a maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares in the first year, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

2  An unmanaged index that measures the performance of those companies in the Russell 1000 Index (a large-cap index) with lower price-to-book ratios and lower forecasted growth values.

3  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

33

Large Cap Value fund continued

Expense Example

As a shareholder of the Large Cap Value Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005, to October 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (5/01/05)	Ending Account Value (10/31/05)	Expenses Paid During Period[1] (5/01/05 to 10/31/05)
Class A Actual[2,3]	$1,000.00	$1,064.70	$6.19
Class A Hypothetical (5% return before expenses)[3]	$1,000.00	$1,019.21	$6.06
Class B Actual[2,3]	$1,000.00	$1,061.00	$10.08
Class B Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.43	$9.86
Class C Actual[2,3]	$1,000.00	$1,060.80	$10.08
Class C Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.43	$9.86
Class R Actual[2,3]	$1,000.00	$1,063.70	$7.44
Class R Hypothetical (5% return before expenses)[3]	$1,000.00	$1,018.00	$7.27
Class Y Actual[2,3]	$1,000.00	$1,066.20	$4.90
Class Y Hypothetical (5% return before expenses)[3]	$1,000.00	$1,020.47	$4.79

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.19%, 1.94%, 1.94%, 1.43% and 0.94% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six-months ended October 31, 2005, of 6.47%, 6.10%, 6.08%, 6.37% and 6.62% for Class A, Class B, Class C, Class R and Class Y, respectively.

3Prior to July 1, 2005, the contractual limitation on annual expenses was 1.15%, 1.90%, 1.90%, 1.40% and 0.90% for Class A, Class B, Class C, Class R and Class Y, respectively. Effective July 1, 2005, the contractual limitation on annual expenses for each class was removed. If this limitation had not been in place during the entire period, actual and hypothetical ending account balances would have been approximately $1,064.64 and $1,019.16 for Class A, $1,060.95 and $1,015.38 for Class B, $1,060.75 and $1,015.38 for Class C, $1,063.70 and $1,080.00 for Class R and $1,066.15 and $1,020.42 for Class Y. Actual and hypothetical expenses paid during the period would have been approximately $6.25 and $6.11 for Class A, $10.13 and $9.91 for Class B, $10.13 and $9.91 for Class C, $7.44 and $7.27 for Class R and $4.95 and $4.84 for Class Y.

FIRST AMERICAN FUNDS Annual Report 2005

34

Balanced fund

Investment Objective: maximize total return (capital appreciation plus income)

How did the fund perform the fiscal period ended October 31, 2005?

The First American Balanced Fund (the "fund"), Class Y shares, returned -1.31% for the one-month period ended October 31, 2005 (Class A shares returned -1.40% without taking the sales charge into account). By comparison, the fund's benchmarks, the Russell 3000 Index* and the Lehman Aggregate Bond Index*, returned -1.98% and -0.79%, respectively, for the same period.

What were the general economic and market conditions during the fiscal period?

Broader economic growth continued at a relatively solid pace in October. Indicators for the manufacturing sector suggested robust growth as inventories remained low and recovery and reconstruction activity proceeded following the hurricanes. Companies indicated continued cost pressures from energy and other raw material prices, keeping Fed concerns about inflation intact. This led to an additional 25-basis-point tightening at the November 1 Federal Open Market Committee meeting, giving support to expectations for further short-term rate increases. While activity in the industrial sector remained robust, consumer confidence continued to slump despite gasoline prices falling sharply during the month. Auto sales fell to their lowest monthly pace in more than seven years as the employee discount sales promotions expired. Forward-looking housing market indicators such as mortgage applications for home purchases moved lower, and employment cost data for the third quarter showed the slowest gain in wages in 25 years. Subdued compensation gains suggest that broader inflation should remain well contained in the coming quarters, which will be a key to bringing an eventual end to Fed tightening and should provide a supportive backdrop to the financial markets.

What worked for the fund and why?

Within the stock portion of the fund, good stock selection was the main driver of the fund's performance. Among the standout performers during this reporting period were ACE Ltd. (a property casualty company), Dow Chemical, and Wal-Mart. The fund's underweight position in the utilities sector was also beneficial.

Within the bond section, the fund's defensive positioning to take advantage of rising interest rates proved the key driver of performance. The fund's underweight to the corporate sector and issue selection within corporate bonds and mortgages also added value.

What did not work for the fund and why?

With energy stocks selling off in response to falling energy prices as investors took profits in the sector, the fund's holdings in gas and oil exploration companies Amerada Hess and Apache detracted from performance. Pentair, Inc. (a water technologies company) was another disappointing performer, as was Texas Instruments, reflecting a more muted performance in the technology sector.

Within the fund's bond allocation, an overweight to mortgage-backed securities was a marginal negative for relative performance.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Top 10 Holdings as of Ocotber 31, 2005[1] (% of net assets)
iShares MSCI EAFE Index Fund	4.7%
Intel	2.5%
Bank of America	2.2%
Wells Fargo	2.1%
Johnson & Johnson	2.1%
Dow Chemical	2.1%
Goldman Sachs	2.0%
Walmart	1.9%
Wyeth	1.9%
American International Group	1.8%

Portfolio Allocation as of Ocotber 31, 2005[1] (% of net assets)
Stocks	61.8%
Bonds	29.7%
Investment Companies	7.2%
Short-Term Investments	1.9%
Other Assets and Liablities, Net	(0.6)%
100.0%

1Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

35

Balanced fund continued

Annual Performance1

	October 31, 2005							September 30, 2005**
	One-				Since Inception						Since Inception
	Month*	1 year	5 years	10 years	3/01/99	11/27/00	9/24/01	1 year	5 years	10 years	3/01/99	11/27/00	9/24/01
Average annual return with sales charge (POP)
Class A	(6.86)%	4.77%	(0.11)%	6.09%	—	—	—	8.21%	(0.17)%	6.13%	—	—	—
Class B	(6.34)%	5.07%	(0.08)%	—	2.84%	—	—	8.64%	(0.13)%	—	3.10%	—	—
Class C	(2.39)%	9.05%	—	—	—	—	5.68%	12.61%	—	—	—	—	6.18%
Average annual return without sales charge (NAV)
Class A	(1.40)%	10.88%	1.02%	6.69%	—	—	—	14.51%	0.97%	6.74%	—	—	—
Class B	(1.41)%	10.07%	0.25%	—	2.84%	—	—	13.64%	0.20%	—	3.10%	—	—
Class C	(1.41)%	10.05%	—	—	—	—	5.68%	13.61%	—	—	—	—	6.18%
Class R	(1.40)%	10.55%	—	—	—	1.69%	—	14.16%	—	—	—	2.01%	—
Class Y	(1.31)%	11.20%	1.27%	6.97%	—	—	—	14.76%	1.22%	7.02%	—	—	—
Russell 3000 Index[2]	(1.98)%	8.72%	(2.39)%	7.70%	0.81%	(1.10)%	6.00%	12.60%	(2.30)%	7.81%	1.13%	(0.71)%	6.65%
Lehman Aggregate Bond Index[3]	(0.79)%	1.13%	6.31%	6.32%	5.99%	6.23%	4.93%	2.80%	6.62%	6.55%	6.20%	6.51%	5.24%

Value of a $10,000 Investment1,4  as of October 31, 2005

The chart above illustrates the total value of an assumed $10,000 investment in the fund's Class A and Class Y shares (from 10/31/95 to 10/31/05) as compared to the Russell 3000 Index2 and the Lehman Aggregate Bond Index3.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

**  This table represents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in an index is not available.

Mutual fund investing involves risk; principal loss is possible.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including a maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares in the first year, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

On September 24, 2001, the First American Balanced Fund combined with Firstar Balanced Growth Fund and Firstar Balanced Income Fund. Performance history prior to September 24, 2001, represents that of Firstar Balanced Growth Fund.

2  An unmanaged index that measures the performance of the 3,000 largest U.S. companies (98% of the investable U.S. equity market) based on total market capitalization.

3  An unmanaged fixed income index covering the U.S. investment-grade fixed-rate bond market.

4  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

36

Balanced fund continued

Expense Example

As a shareholder of the Balanced Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005, to October 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (5/01/05)	Ending Account Value (10/31/05)	Expenses Paid During Period[1] (5/01/05 to 10/31/05)
Class A Actual[2,3]	$1,000.00	$1,060.50	$5.61
Class A Hypothetical (5% return before expenses)[3]	$1,000.00	$1,019.76	$5.50
Class B Actual[2,3]	$1,000.00	$1,056.80	$9.49
Class B Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.98	$9.30
Class C Actual[2,3]	$1,000.00	$1,056.80	$9.49
Class C Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.98	$9.30
Class R Actual[2,3]	$1,000.00	$1,059.60	$6.75
Class R Hypothetical (5% return before expenses)[3]	$1,000.00	$1,018.65	$6.61
Class Y Actual[2,3]	$1,000.00	$1,062.60	$4.32
Class Y Hypothetical (5% return before expenses)[3]	$1,000.00	$1,021.02	$4.23

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.08%, 1.83%, 1.83%, 1.30% and 0.83% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six months ended October 31, 2005, of 6.05%, 5.68%, 5.68%, 5.96%, and 6.26% for Class A, Class B, Class C, Class R and Class Y, respectively.

3Prior to July 1, 2005, the contractual limitation on annual expenses was 1.05%, 1.80%, 1.80%, 1.30% and 0.80% for Class A, Class B, Class C, Class R and Class Y, respectively. Effective July 1, 2005, the contractual limitation on annual expenses for Class A, Class B, Class C, Class R, and Class Y has been increased to 1.10%, 1.85%, 1.85%, 1.35%, and 0.85%, respectively. If this new limitation had been in place during the entire period, actual and hypothetical ending account balances would have been approximately $1,060.40 and $1,019.66 for Class A, $1,056.70 and $1,015.88 for Class B, $1,056.70 and $1,015.88 for Class C, $1,059.34 and $1,018.40 for Class R and $1,062.50 and $1,020.92 for Class Y. Actual and hypothetical expenses paid during the period would have been approximately $5.71 and $5.60 for Class A, $9.59 and $9.40 for Class B, $9.59 and $9.40 for Class C, $7.01 and $6.87 for Class R and $4.42 and $4.33 for Class Y.

FIRST AMERICAN FUNDS Annual Report 2005

37

Equity Income fund

Investment Objective: long-term growth of capital and income

How did the fund perform the fiscal period ended October 31, 2005?

The First American Equity Income Fund (the "fund"), Class Y shares, returned -1.50% for the one-month period ended October 31, 2005 (Class A shares returned -1.53% without taking the sales charge into account). By comparison, the fund's benchmarks, the Standard and Poor's 500 Index* ("S&P 500 Index"), returned -1.67% for the same period, and the Standard and Poor's 500 Dividend Only Stocks Index* ("S&P 500 Dividend Only Stocks Index"), returned -1.66% for the same period.

What were the general economic and market conditions during the fiscal period?

Broader economic growth continued at a relatively solid pace in October. Indicators for the manufacturing sector suggested robust growth as inventories remained low and recovery and reconstruction activity proceeded following the hurricanes. Companies indicated continued cost pressures from energy and other raw material prices, keeping Fed concerns about inflation intact. This led to an additional 25-basis-point tightening at the November 1 Federal Open Market Committee meeting, giving support to expectations for further short-term rate increases. While activity in the industrial sector remained robust, consumer confidence continued to slump despite gasoline prices falling sharply during the month. Auto sales fell to their lowest monthly pace in more than seven years as the employee discount sales promotions expired. Forward-looking housing market indicators such as mortgage applications for home purchases moved lower, and employment cost data for the third quarter showed the slowest gain in wages in 25 years. Subdued compensation gains suggest that broader inflation should remain well contained in the coming quarters, which will be a key to bringing an eventual end to Fed tightening and should provide a supportive backdrop to the financial markets.

What worked for the fund and why?

The fund benefited from good stock selection in several sectors. In financials, Alliance Capital and State Street were standout performers, their revenue trends strengthening in a rising stock market. In health care, Teva Pharmaceuticals (a generic pharmaceutical company) performed well on strong revenue and earnings reports. Avery Dennison and United Parcel Services led the way in industrials, having delivered strong quarterly earnings reports. Bemis (a packaging materials company) and Praxair (a provider of industrial gases) were outstanding performers in the materials sector. Bemis rose in anticipation of easing cost pressures on raw materials and the resultant improving outlook for profits. Praxair reported strong earning performance for the third quarter.

What did not work for the fund and why?

The fund's modest overweight in the energy sector detracted from performance. Energy stocks sold off in response to falling energy prices as investors took profits in the sector, which has had very strong price appreciation during 2005.

*Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

Top 10 Holdings as of October 31, 2005[1] (% of net assets)
Exxon Mobil	3.6%
Microsoft	3.4%
Citigroup	2.9%
General Electric	2.8%
Wyeth	2.7%
Bank of America	2.5%
ConocoPhillips	2.2%
Praxair	2.1%
Altria Group	2.1%
Wachovia	2.0%

Sector Allocation as of October 31, 2005[1] (% of net assets)
Financials	21.3%
Energy	13.5%
Health Care	12.0%
Industrials	11.3%
Information Technology	11.1%
Materials	7.4%
Consumer Discretionary	6.9%
Consumer Staples	6.9%
Telecommunication Services	4.3%
Utilities	3.8%
Short-Term Investments	0.8%
Convertible Preferred Stock	0.6%
Convertible Corporate Bond	0.2%
Other Assets and Liabilities, Net	(0.1)%
100.0%

1Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

FIRST AMERICAN FUNDS Annual Report 2005

38

Equity Income fund continued

Annual Performance1

	October 31, 2005						September 30, 2005**
	One-				Since Inception					Since Inception
	month*	1 year	5 years	10 years	2/01/99	9/24/01	1 year	5 years	10 years	2/01/99	9/24/01
Average annual return with sales charge (POP)
Class A	(6.96)%	2.09%	1.23%	8.53%	—	—	4.59%	2.22%	8.46%	—	—
Class B	(6.52)%	2.17%	1.31%	8.37%	—	—	4.86%	2.30%	8.30%	—	—
Class C	(2.58)%	6.15%	1.60%	—	2.70%	—	8.84%	2.58%	—	2.98%	—
Average annual return without sales charge (NAV)
Class A	(1.53)%	8.04%	2.38%	9.15%	—	—	10.65%	3.38%	9.07%	—	—
Class B	(1.60)%	7.17%	1.62%	8.37%	—	—	9.86%	2.60%	8.30%	—	—
Class C	(1.59)%	7.15%	1.60%	—	2.70%	—	9.84%	2.58%	—	2.98%	—
Class R	(1.55)%	7.71%	—	—	—	5.87%	10.33%	—	—	—	6.41%
Class Y	(1.50)%	8.34%	2.63%	9.45%	—	—	10.94%	3.63%	9.38%	—	—
S&P 500 Index[2]	(1.67)%	8.72%	(1.74)%	9.34%	0.74%	6.41%	12.25%	(1.49)%	9.49%	1.00%	7.00%
S&P 500 Dividend Only Stocks Index[3]	(1.66)%	8.73%	0.63%	9.90%	2.49%	3.71%	11.84%	1.22%	10.04%	2.78%	4.22%

Value of a $10,000 Investment1,4  as of September 30, 2005

The chart above illustrates the total value of an assumed $10,000 investment in the fund's Class A and Class Y shares (from 9/30/95 to 10/31/05) as compared to the S&P 500 Index2 and the S&P 500 Dividend Only Stocks Index3.

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

*  Total returns have not been annualized.

**  This table represents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period.

1  Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

Mutual fund investing involves risk; principal loss is possible.

Total returns at net asset value ("NAV") reflect performance over the time period indicated without including the fund's maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price ("POP") reflect performance over the time period indicated including a maximum front-end sales charge of 5.50% for Class A shares and the maximum contingent deferred sales charge ("CDSC") for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares in the first year, decreasing annually to 0% in the seventh year following purchase, and 1.00% for Class C shares. Total returns assume reinvestment of all distributions at NAV.

On May 18, 1994, the Equity Income Fund became the successor by merger to the Boulevard Strategic Balance Fund. Prior to the merger, the First American fund had no assets or liabilities. Performance prior to May 18, 1994, is that of the Boulevard Strategic Balance Fund.

2  An unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks.

3  The S&P 500 Dividend Only Stocks Index custom benchmark is composed of companies in the S&P 500 Index that have an indicated annual dividend.

4  Performance for Class B, Class C, and Class R shares is not presented. Performance for these classes will vary due to different expense structures.

FIRST AMERICAN FUNDS Annual Report 2005

39

Equity Income fund continued

Expense Example

As a shareholder of the Equity Income Fund (the "fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005, to October 31, 2005.

Actual Expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Examples

	Beginning Account Value (5/01/05)	Ending Account Value (10/31/05)	Expenses Paid During Period[1] (5/01/05 to 10/31/05)
Class A Actual[2,3]	$1,000.00	$1,041.20	$6.07
Class A Hypothetical (5% return before expenses)[3]	$1,000.00	$1,019.26	$6.01
Class B Actual[2,3]	$1,000.00	$1,037.20	$9.91
Class B Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.48	$9.80
Class C Actual[2,3]	$1,000.00	$1,037.10	$9.91
Class C Hypothetical (5% return before expenses)[3]	$1,000.00	$1,015.48	$9.80
Class R Actual[2,3]	$1,000.00	$1,040.00	$7.35
Class R Hypothetical (5% return before expenses)[3]	$1,000.00	$1,018.00	$7.27
Class Y Actual[2,3]	$1,000.00	$1,042.20	$4.79
Class Y Hypothetical (5% return before expenses)[3]	$1,000.00	$1,020.52	$4.74

1Expenses are equal to the fund's annualized expense ratio for the most recent six-month period of 1.18%, 1.93%, 1.93%, 1.43% and 0.93% for Class A, Class B, Class C, Class R and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

2Based on the actual returns for the six months ended October 31, 2005, of 4.12%, 3.72%, 3.71%, 4.00% and 4.22% for Class A, Class B, Class C, Class R and Class Y, respectively.

3Prior to July 1, 2005, the contractual limitation on annual expenses was 1.15%, 1.90%, 1.90%, 1.40% and 0.90% for Class A, Class B, Class C, Class R and Class Y, respectively. Effective July 1, 2005, the contractual limitation on annual expenses for each class was removed. If this limitation had not been in place during the entire period, actual and hypothetical ending account balances would have been approximately $1,041.10 and $1,019.16 for Class A, $1,037.10 and $1,015.38 for Class B, $1,037.00 and $1,015.38 for Class C, $1,039.89 and $1,017.90 for Class R and $1,042.10 and $1,020.42 for Class Y. Actual and hypothetical expenses paid during the period would have been approximately $6.17 and $6.11 for Class A , $10.01 and $9.91 for Class B, $10.01 and $9.91 for Class C, $7.46 and $7.37 for Class R and $4.89 and $4.84 for Class Y.

FIRST AMERICAN FUNDS Annual Report 2005

40

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
First American Investment Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Real Estate Securities, International, Small Cap Growth Opportunities, Small Cap Select, Small Cap Value, Small-Mid Cap Core (formally Technology Fund), Mid Cap Growth Opportunities, Mid Cap Value, Large Cap Growth Opportunities, Large Cap Select, Large Cap Value, Balanced, and Equity Income Funds (series of First American Investment Funds, Inc.) (collectively, the "funds") as of October 31, 2005, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the funds internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of October 31, 2005 and confirmation of the securities held by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of the funds listed above of First American Investment Funds, Inc. at October 31, 2005, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
December 9, 2005

FIRST AMERICAN FUNDS Annual Report 2005

41

Schedule of Investments October 31, 2005

Real Estate Securities Fund

DESCRIPTION	SHARES	VALUE (000)
Real Estate Investment Trusts (a) – 97.9%
Apartments – 17.6%
Archstone-Smith Trust (b)	649,615	$26,355
Avalonbay Communities (b)	343,350	29,614
Camden Property Trust	432,374	24,364
Education Realty Trust	119,160	1,847
Equity Residential Properties Trust (b)	444,520	17,447
Essex Property Trust (b)	80,840	7,266
Mid-America Apartment Communities	144,420	6,737
		113,630
Community Centers – 12.1%
Agree Realty	200,920	5,415
Developers Diversified Realty (b)	495,813	21,657
Kimco Realty (b)	334,640	9,912
Kite Realty Group Trust	559,930	8,276
Pan Pacific Retail Properties (b)	142,460	9,046
Regency Centers (b)	364,630	20,299
Saul Centers (b)	111,610	3,906
		78,511
Diversified – 5.8%
Cousins Properties	129,960	3,839
Forest City Enterprises, Class A	102,010	3,763
Trizec Properties (b)	508,410	11,312
Vornado Realty Trust (b)	229,880	18,620
		37,534
Health Care – 2.6%
American Retirement*	121,840	2,328
Healthcare Realty Trust	76,410	2,891
Ventas	383,500	11,747
		16,966
Hotels – 9.1%
Eagle Hospitality Property Trust	517,450	4,921
Gaylord Entertainment*	79,330	3,132
Hersha Hospitality Trust	380,480	3,729
Hilton Hotels	714,380	13,895
Host Marriott (b)	469,990	7,891
La Quinta* (b)	1,322,210	11,040
Marriott International, Class A (b)	101,720	6,065
Starwood Hotels & Resorts Worldwide (b)	54,100	3,161
Winston Hotels	471,780	4,864
		58,698
Industrials – 11.5%
AMB Property	191,210	8,448
Centerpoint Properties Trust (b)	150,900	6,875
First Potomac Realty Trust	390,360	9,892
Liberty Property Trust (b)	31,020	1,293
Prologis (b)	971,739	41,785
PS Business Parks (b)	130,460	6,072
		74,365
Malls – 12.1%
General Growth Properties (b)	468,370	19,896
Macerich (b)	30,000	1,928
Mills (b)	256,480	13,722
Simon Property Group (b)	522,190	37,399
Taubman Centers	173,050	5,705
		78,650
Office – 21.6%
Alexandria Real Estate Equities (b)	76,790	6,209
Arden Realty	92,670	4,183

Real Estate Securities Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
BioMed Realty Trust	144,110	$3,604
Boston Properties (b)	306,760	21,234
Brascan	197,410	9,035
Brookfield Properties (b)	864,625	25,334
Cogdell Spencer*	473,910	8,194
Corporate Office Properties Trust	109,820	3,817
Equity Office Properties Trust (b)	433,490	13,352
Kilroy Realty (b)	175,820	9,872
Mack-Cali Realty	205,380	8,759
Maguire Properties	293,500	8,805
Reckson Associates Realty (b)	174,210	6,115
SL Green Realty	164,880	11,217
		139,730
Self Storage – 3.0%
Public Storage (b)	226,530	14,996
Sovran Self Storage (b)	97,990	4,561
		19,557
Specialty Real Estate – 2.5%
Equity Lifestyle Properties	148,660	6,293
Newcastle Investment	168,580	4,432
Northstar Realty Finance	555,150	5,252
		15,977
Total Real Estate Investment Trusts (Cost $540,393)		633,618
Private Real Estate Companies – 0.1%
Beacon Capital* (c) (d)	33,750	45
Newcastle Investment Holdings* (c) (d)	35,000	280
Total Private Real Estate Companies (Cost $588)		325
Short-Term Investments – 3.0%
First American Prime Obligations Fund, Class Z (e) (Cost $19,590)	19,590,422	19,590
Investments Purchased with Proceeds from Securities Lending (f) – 46.3%
(Cost $299,612)		299,612
Total Investments – 147.3% (Cost $860,183)		953,145
Other Assets and Liabilities, Net – (47.3)%		(306,006)
Total Net Assets – 100.0%		$647,139

*  Non-income producing security

(a)  The fund is primarily invested in the Real Estate sector and therefore is subject to additional risks. See notes 1 and 6 in Notes to Financial Statements.

(b)  This security or a portion of this security is out on loan at October 31, 2005. Total loaned securities had a market value of $293,354,985 at October 31, 2005. See note 2 in Notes to Financial Statements.

(c)  Security is considered illiquid or restricted. As of October 31, 2005, the value of these investments was $325,212 or 0.1% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Security is fair valued. As of October 31, 2005, the fair value of these investments was $325,212 or 0.1% of total net assets. See note 2 in Notes to Financial Statements.

(e)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(f)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

42

Statement of Assets and Liabilities October 31, 2005, in thousands, except for per share data

Real Estate Securities Fund
ASSETS:
Investments in unaffliated securities, at value† (cost: $540,981) (note 2)	$633,943
Investments in affliated money market fund, at value (cost: $19,590) (note 2)	19,590
Investments purchased with proceeds from securities lending (cost: $299,612) (note 2)	299,612
Cash*	345
Receivable for dividends and interest	431
Receivable for investment securities sold	8,972
Receivable for capital shares sold	634
Prepaid expenses and other assets	56
Total assets	963,583
LIABILITIES:
Payable for investment securities purchased	15,513
Payable upon return of securities loaned (note 2)	299,957
Payable for capital shares redeemed	388
Payable to affiliates (note 3)	529
Payable for distribution and shareholder servicing fees	36
Accrued expenses and other liabilities	21
Total liabilities	316,444
Net assets	$647,139
COMPOSITION OF NET ASSETS:
Portfolio capital	$472,002
Undistributed net investment income	3,478
Accumulated net realized gain on investments	78,697
Net unrealized appreciation of investments	92,962
Net assets	$647,139
* Includes cash collateral received related to securities loaned (note 2)	$345
† Including securities loaned, at value	$293,355
Class A:
Net assets	$133,339
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	6,225
Net asset value and redemption price per share	$21.42
Maximum offering price per share (1)	$22.67
Class B:
Net assets	$4,419
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	209
Net asset value, offering price and redemption price per share (2)	$21.14
Class C:
Net assets	$4,669
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	220
Net asset value, offering price and redemption price per share (2)	$21.21
Class R:
Net assets	$57
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	3
Net asset value, offering price, and redemption price per share	$21.61
Class Y:
Net assets	$504,655
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	23,430
Net asset value, offering price, and redemption price per share	$21.54

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

43

Statement of Operations in thousands

	Real Estate Securities Fund
	One-Month Period Ended 10/31/05	Year Ended 9/30/05
INVESTMENT INCOME:
Dividends from affiliated money market fund	$22	$384
Dividends from unaffiliated securities	1,443	27,943
Less: Foreign taxes withheld	(6)	(61)
Securities lending income	20	170
Total investment income	1,479	28,436
EXPENSES (note 3):
Investment advisory fees	382	4,277
Transfer agent fees	71	405
Administration fees	70	1,233
Registration fees	4	44
Custodian fees	3	53
Professional fees	2	49
Postage and printing fees	1	45
Directors' fees	1	14
Other expenses	1	14
Distribution and shareholder servicing fees – Class A	28	284
Distribution and shareholder servicing fees – Class B	4	46
Distribution and shareholder servicing fees – Class C	4	47
Distribution and shareholder servicing fees – Class R (1)	—	—
Total expenses	571	6,511
Less: Fee waivers (note 3)	—	(111)
Total net expenses	571	6,400
Investment income – net	908	22,036
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Net realized gain on investments	6,604	85,317
Net change in unrealized appreciation or depreciation of investments	(19,635)	47,167
Net gain (loss) on investments	(13,031)	132,484
Net increase (decrease) in net assets resulting from operations	$(12,123)	$154,520

  (1)  Due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

44

Statement of Changes in Net Assets in thousands

	Real Estate Securities Fund
	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04
OPERATIONS:
Investment income – net	$908	$22,036	$14,500
Net realized gain on investments	6,604	85,317	35,085
Net change in unrealized appreciation or depreciation of investments	(19,635)	47,167	32,394
Net increase (decrease) in net assets resulting from operations	(12,123)	154,520	81,979
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	(3,209)	(2,018)
Class B	—	(92)	(123)
Class C	—	(94)	(120)
Class R	—	(1)	(56)
Class Y	—	(14,545)	(12,334)
Net realized gain on investments:
Class A	—	(7,087)	(1,410)
Class B	—	(338)	(136)
Class C	—	(326)	(131)
Class R	—	—	(97)
Class Y	—	(32,911)	(8,059)
Total distributions	—	(58,603)	(24,484)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	2,854	45,709	50,157
Reinvestment of distributions	—	10,057	3,282
Payments for redemptions	(2,840)	(24,578)	(10,941)
Increase in net assets from Class A transactions	14	31,188	42,498
Class B:
Proceeds from sales	61	1,148	1,101
Reinvestment of distributions	—	386	236
Payments for redemptions (note 3)	(253)	(1,935)	(1,051)
Increase (decrease) in net assets from Class B transactions	(192)	(401)	286
Class C:
Proceeds from sales	66	1,485	1,777
Reinvestment of distributions	—	395	239
Payments for redemptions (note 3)	(257)	(1,887)	(1,533)
Increase (decrease) in net assets from Class C transactions	(191)	(7)	483
Class R:
Proceeds from sales	22	56	1,277
Reinvestment of distributions	—	—	137
Payments for redemptions	(1)	(23)	(4,196)
Increase (decrease) in net assets from Class R transactions	21	33	(2,782)
Class Y:
Proceeds from sales	5,951	124,624	228,629
Reinvestment of distributions	—	21,477	8,467
Payments for redemptions	(16,972)	(112,400)	(64,875)
Increase (decrease) in net assets from Class Y transactions	(11,021)	33,701	172,221
Increase (decrease) in net assets from capital share transactions	(11,369)	64,514	212,706
Total increase (decrease) in net assets	(23,492)	160,431	270,201
Net assets at beginning of period	670,631	510,200	239,999
Net assets at end of period	$647,139	$670,631	$510,200
Undistributed net investment income at end of period	$3,478	$2,805	$1,227

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

45

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital	Net Asset Value End of Period
Real Estate Securities Fund (1)
Class A
2005	(2)	$21.81	$0.03	$(0.42)	$—	$—	$—	$21.42
2005	(3)	18.62	0.69	4.47	(0.55)	(1.42)	—	21.81
2004	(3)	16.00	0.63	3.21	(0.62)	(0.60)	—	18.62
2003	(3)	13.68	0.69	2.65	(0.69)	(0.33)	—	16.00
2002	(3)	13.12	0.71	0.61	(0.69)	—	(0.07)	13.68
2001	(3)	12.71	0.76	0.32	(0.64)	—	(0.03)	13.12
Class B
2005	(2)	$21.53	$0.01	$(0.40)	$—	$—	$—	$21.14
2005	(3)	18.41	0.54	4.40	(0.40)	(1.42)	—	21.53
2004	(3)	15.85	0.50	3.17	(0.51)	(0.60)	—	18.41
2003	(3)	13.55	0.57	2.64	(0.58)	(0.33)	—	15.85
2002	(3)	13.02	0.59	0.61	(0.60)	—	(0.07)	13.55
2001	(3)	12.61	0.65	0.33	(0.54)	—	(0.03)	13.02
Class C
2005	(2)	$21.61	$0.01	$(0.41)	$—	$—	$—	$21.21
2005	(3)	18.47	0.54	4.42	(0.40)	(1.42)	—	21.61
2004	(3)	15.89	0.50	3.19	(0.51)	(0.60)	—	18.47
2003	(3)	13.62	0.59	2.62	(0.61)	(0.33)	—	15.89
2002	(3)	13.08	0.62	0.59	(0.60)	—	(0.07)	13.62
2001	(3)	12.68	0.69	0.30	(0.59)	—	—	13.08
Class R (4)
2005	(2)	$22.00	$0.02	$(0.41)	$—	$—	$—	$21.61
2005	(3)	18.80	0.72	4.43	(0.53)	(1.42)	—	22.00
2004	(3)	16.00	0.61	3.24	(0.45)	(0.60)	—	18.80
2003	(3)	13.69	0.69	2.64	(0.69)	(0.33)	—	16.00
2002	(3)	13.12	0.70	0.62	(0.68)	—	(0.07)	13.69
2001	(5)	12.52	0.11	0.49	—	—	—	13.12
Class Y
2005	(2)	$21.92	$0.03	$(0.41)	$—	$—	$—	$21.54
2005	(3)	18.71	0.74	4.49	(0.60)	(1.42)	—	21.92
2004	(3)	16.06	0.69	3.22	(0.66)	(0.60)	—	18.71
2003	(3)	13.73	0.73	2.66	(0.73)	(0.33)	—	16.06
2002	(3)	13.15	0.73	0.63	(0.71)	—	(0.07)	13.73
2001	(3)	12.73	0.84	0.28	(0.68)	—	(0.02)	13.15

  (1)  Per share data calculated using average shares outstanding method.

  (2)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year-end was changed from September 30 to October 31.
All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  For the period October 1 to September 30 in the year indicated.

  (4)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (5)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except for total return and portfolio turnover.

  (6)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

46

		Total Return (6)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Net Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Real Estate Securities Fund (1)
Class A
2005	(2)	(1.79)%	$133,339	1.23%	1.48%	1.23%	1.48%	11%
2005	(3)	28.99	135,745	1.23	3.43	1.25	3.41	118
2004	(3)	24.98	86,996	1.23	3.63	1.26	3.60	127
2003	(3)	25.92	35,754	1.23	4.82	1.28	4.77	69
2002	(3)	10.07	15,422	1.23	5.06	1.32	4.97	99
2001	(3)	8.69	2,421	1.04	5.89	1.25	5.68	85
Class B
2005	(2)	(1.81)%	$4,419	1.98%	0.74%	1.98%	0.74%	11%
2005	(3)	27.98	4,700	1.98	2.69	2.00	2.67	118
2004	(3)	24.06	4,412	1.98	2.91	2.01	2.88	127
2003	(3)	25.03	3,559	1.98	4.10	2.03	4.05	69
2002	(3)	9.21	2,577	1.98	4.27	2.07	4.18	99
2001	(3)	7.93	1,724	1.79	5.13	2.00	4.92	85
Class C
2005	(2)	(1.85)%	$4,669	1.98%	0.75%	1.98%	0.75%	11%
2005	(3)	28.00	4,954	1.98	2.68	2.00	2.66	118
2004	(3)	24.12	4,247	1.98	2.92	2.01	2.89	127
2003	(3)	24.88	3,229	1.98	4.12	2.03	4.07	69
2002	(3)	9.27	986	1.98	4.43	2.07	4.34	99
2001	(3)	7.93	341	1.79	5.27	2.00	5.06	85
Class R (4)
2005	(2)	(1.77)%	$57	1.48%	1.23%	1.63%	1.08%	11%
2005	(3)	28.60	36	1.48	3.37	1.65	3.20	118
2004	(3)	24.94	1	1.23	3.57	1.26	3.54	127
2003	(3)	25.80	2,524	1.23	4.87	1.28	4.82	69
2002	(3)	10.13	1,224	1.23	5.00	1.32	4.91	99
2001	(5)	4.87	320	0.56	43.93	1.01	43.48	85
Class Y
2005	(2)	(1.73)%	$504,655	0.98%	1.74%	0.98%	1.74%	11%
2005	(3)	29.25	525,196	0.98	3.66	1.00	3.64	118
2004	(3)	25.33	414,544	0.98	3.95	1.01	3.92	127
2003	(3)	26.19	194,933	0.98	5.13	1.03	5.08	69
2002	(3)	10.40	120,091	0.98	5.27	1.07	5.18	99
2001	(3)	9.01	96,263	0.80	6.50	1.01	6.29	85

FIRST AMERICAN FUNDS Annual Report 2005

47

Schedule of Investments October 31, 2005

International Fund

DESCRIPTION	SHARES	VALUE (000)
Foreign Common Stocks – 95.3%
Australia – 1.1%
BHP Billiton	1,170,000	$18,147
Belgium – 1.9%
Dexia	790,000	17,063
Fortis (a)	450,000	12,811
		29,874
Brazil – 1.7%
Companhia Vale do Rio Doce, ADR	620,000	25,625
Petroleo Brasileiro, ADR*	22,900	1,463
		27,088
Finland – 1.4%
Nokia Oyj	1,304,770	21,864
France – 10.2%
Axa (a)	704,000	20,392
BNP Paribas (a)	301,900	22,898
Compagnie de Saint-Gobain (a)	430,000	23,558
Dassault Systemes (a)	250,000	12,915
Lafarge (a)	169,600	13,926
Total (a)	269,490	67,820
		161,509
Germany – 5.5%
BASF (a)	160,000	11,518
Bayerische Motoren Werke (BMW) (a)	459,600	19,992
Deutsche Post	600,000	13,411
SAP (a)	71,750	12,304
Schering (a)	210,600	12,986
Siemens (a)	231,000	17,173
		87,384
Great Britain – 26.6%
Aviva	1,000,000	11,810
Barclays	2,725,000	27,005
BG Group	2,750,000	24,193
British Land	900,000	14,182
Centrica	3,370,542	14,247
GlaxoSmithKline	1,625,000	42,266
HSBC (a)	2,626,800	41,260
Kingfisher	3,105,000	11,655
Morrison Supermarket	5,815,000	16,837
National Grid Trasco	1,404,082	12,843
Reckitt Benckiser	524,378	15,845
Royal Bank of Scotland	1,064,000	29,464
Smith & Nephew	1,781,163	15,067
Standard Chartered	1,213,000	25,474
Tesco	5,422,000	28,872
Vodafone	18,435,000	48,402
Wolseley	1,250,000	25,430
WPP Group	1,485,503	14,593
		419,445
Hong Kong – 0.7%
Esprit Holdings	1,564,500	11,083
Ireland – 0.6%
Bank of Ireland	650,000	9,896
Italy – 4.8%
Eni (a)	1,925,800	51,550
Mediaset (a)	702,400	7,716
UniCredito Italiano (a)	2,803,900	15,658
		74,924

International Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Japan – 20.6%
Aeon Credit Service	176,400	$13,856
Canon	453,600	24,009
Credit Saison (a)	336,900	15,285
Daikin Industries (a)	430,000	11,219
Fanuc	130,000	10,245
Hirose Electric	63,000	7,204
Honda Motor	232,200	12,914
Hoya (a)	120,000	4,203
Hoya (when-issued shares)	360,000	12,463
Matsushita Electric Industrial	614,000	11,252
Mitsubishi	979,800	19,053
Mitsubishi Tokyo Financial Group	2,843	35,732
Nidec Corporation (a)	82,000	4,811
Nidec Corporation (when-issued shares)	47,100	2,610
Nikko Cordial	750,000	9,105
Nippon Oil	925	8
Nitto Denko	268,700	16,269
Secom	235,000	11,725
Sharp	500,000	6,866
Shin-Etsu Chemical (a)	298,000	14,287
SMC (a)	100,600	13,388
Sumitomo	1,902,000	21,262
Takefuji	110,000	7,698
Toyota Motor	466,400	21,627
Yamanouchi Pharmeceutical	498,200	17,795
		324,886
Mexico – 0.7%
Fomento Economico Mexicano, ADR	152,000	10,334
Netherlands – 4.4%
ABN AMRO	725,000	17,149
ING Groep	425,000	12,258
Philips Electronics	590,000	15,430
Reed Elsevier	955,000	12,863
Wolters Kluwer	619,700	11,498
		69,198
South Korea – 1.1%
Samsung Electronics	23,830	12,688
SK Telecom, ADR	250,000	5,052
		17,740
Spain – 1.9%
Altadis	335,000	14,217
Banco Bilbano Vizcaya Argentaria	884,400	15,596
		29,813
Sweden – 1.0%
Ericsson*	4,815,000	15,777
Switzerland – 11.1%
Adecco (a)	377,600	16,109
Holcim	300,000	18,679
Nestle	95,560	28,454
Novartis	600,100	32,276
Roche	220,600	32,958
UBS (a)	385,700	32,883
Zurich Financial Services	84,500	14,409
		175,768
Total Foreign Common Stocks (Cost $1,314,944)		1,504,730

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

48

International Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Short-Term Investments – 4.7%
State Street GA Prime Fund (Cost $74,695)	74,695,131	$74,695
Investments Purchased with Proceeds from Securities Lending (b) – 18.4%
State Street Navigator Prime Fund (Cost $289,800)	289,800,130	289,800
Total Investments – 118.4% (Cost $1,679,439)		1,869,225
Other Assets and Liabilities, Net – (18.4)%		(290,123)
Total Net Assets – 100.0%		$1,579,102

*  Non-income producing security

(a)  This security or a portion of this security is out on loan at October 31, 2005. Total loaned securities had a market value of $280,232,683 at October 31, 2005. See note 2 in Notes to Financial Statements.

(b)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral received is invested as noted above.

ADR – American Depository Receipt

At October 31, 2005, sector diversification of the fund was as follows:

	% of Net Assets	Value (000)
Foreign Common Stock
Banking	15.4%	$243,001
Diversified Financials	11.7	184,260
Energy	10.1	159,281
Pharmaceutical & Biotechnology	8.8	138,281
Consumer Discretionary	6.8	107,700
Technology	6.5	102,765
Capital Goods	5.6	87,927
Materials	5.4	85,846
Telecommunication Services	4.8	75,318
Retailing	3.6	57,364
Automobiles & Components	3.5	54,533
Commercial Services & Supplies	3.2	49,948
Food & Beverage	1.8	28,454
Health Care	1.8	27,930
Utilities	1.7	27,436
Insurance	1.7	26,219
Manufacturing	1.5	23,558
Industrials	0.7	13,411
Media	0.7	11,498
Total Foreign Common Stocks	95.3	1,504,730
Total Short-Term Investments	4.7	74,695
Total Investments Purchased with Proceeds from Securities Lending	18.4	289,800
Total Investments	118.4	1,869,225
Other Assets and Liabilities, Net	(18.4)	(290,123)
Net Assets	100.0%	$1,579,102

FIRST AMERICAN FUNDS Annual Report 2005

49

Statement of Assets and Liabilities October 31, 2005, in thousands, except share data

International Fund
ASSETS:
Investments in securities, at value† (cost $1,389,639) (note 2)	$1,579,425
Investments purchased with proceeds from securities lending (cost $289,800) (note 2)	289,800
Cash denominated in foreign currencies, at value (cost $895) (note 2)	884
Cash	1,377
Receivable for dividends and interest	3,238
Receivable for capital shares sold	733
Receivable for foreign withholding tax reclaim	112
Prepaid expenses and other assets	45
Total assets	1,875,614
LIABILITIES:
Payable for investment securities purchased	1,335
Payable for capital shares redeemed	3,698
Payable upon return of securities loaned (note 2)	289,800
Payable for advisory and custodian fees	1,266
Payable to affiliates (note 3)	353
Payable for distribution and shareholder servicing fees	22
Accrued expenses and other liabilities	38
Total liabilities	296,512
Net assets	$1,579,102
COMPOSITION OF NET ASSETS:
Portfolio capital	$1,439,816
Undistributed net investment income	18,107
Accumulated net realized loss on investments	(68,544)
Net unrealized appreciation of investments	189,786
Net unrealized depreciation of foreign currency, and translation of other assets and liabilities in foreign currency	(63)
Net assets	$1,579,102
† Including securities loaned, at value	$280,233
Class A:
Net assets	$48,439
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	4,033
Net asset value and redemption price per share	$12.01
Maximum offering price per share (1)	$12.71
Class B:
Net assets	$6,632
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	598
Net asset value, offering price and redemption price per share (2)	$11.09
Class C:
Net assets	$7,520
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	655
Net asset value, offering price and redemption price per share (2)	$11.47
Class R:
Net assets	$1
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	—
Net asset value, offering price, and redemption price per share	$11.94
Class Y:
Net assets	$1,516,510
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	124,702
Net asset value, offering price, and redemption price per share	$12.16

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

50

Statement of Operations in thousands

	International Fund
	One-Month Period Ended 10/31/05	Year Ended 9/30/05
INVESTMENT INCOME:
Interest	$135	$862
Dividends	2,838	34,786
Less: Foreign taxes withheld	(244)	(3,519)
Securities lending income	47	1,095
Other income	—	276
Total investment income	2,776	33,500
EXPENSES (note 3):
Investment advisory fees	1,325	15,077
Transfer agent fees	174	918
Administration fees	173	2,865
Custodian fees	31	194
Professional fees	5	79
Registration fees	4	37
Other expenses	3	28
Postage and printing fees	2	86
Directors' fees	2	32
Distribution and shareholder servicing fees – Class A	10	117
Distribution and shareholder servicing fees – Class B	6	73
Distribution and shareholder servicing fees – Class C	7	84
Distribution and shareholder servicing fees – Class R (1)	—	1
Total expenses	1,742	19,591
Less: Fee waivers (note 3)	—	(525)
Less: Expenses paid indirectly (note 3)	(47)	(345)
Total net expenses	1,695	18,721
Investment income – net	1,081	14,779
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS – NET (note 5):
Net realized gain on investments	4,244	158,132
Net realized gain (loss) on foreign currency transactions	(48)	1,417
Net change in unrealized appreciation or depreciation of investments	(34,720)	89,806
Net change in unrealized appreciation or depreciation of foreign currency, and translation of other assets and liabilities denominated in foreign currency	(8)	(35)
Net gain (loss) on investments and foreign currency transactions	(30,532)	249,320
Net increase (decrease) in net assets resulting from operations	$(29,451)	$264,099

  (1)  Due to the presentation of the financial statements in thousands, the number rounds to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

51

Statement of Changes in Net Assets in thousands

	International Fund
	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04
OPERATIONS:
Investment income – net	$1,081	$14,779	$7,763
Net realized gain on investments	4,244	158,132	135,849
Net realized gain (loss) on foreign currency transactions	(48)	1,417	(430)
Net change in unrealized appreciation or depreciation of investments	(34,720)	89,806	6,817
Net change in unrealized appreciation or depreciation of foreign currency, and translation of other assets and liabilities denominated in foreign currency	(8)	(35)	(278)
Net increase (decrease) in net assets resulting from operations	(29,451)	264,099	149,721
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	(273)	(212)
Class B	—	—	(4)
Class C	—	—	(5)
Class S	—	—	(43)
Class Y	—	(9,941)	(8,556)
Total distributions	—	(10,214)	(8,820)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	1,375	10,293	20,466
Reinvestment of distributions	—	259	202
Payments for redemptions	(874)	(15,029)	(20,179)
Increase (decrease) in net assets from Class A transactions	501	(4,477)	489
Class B:
Proceeds from sales	142	594	606
Reinvestment of distributions	—	—	4
Payments for redemptions	(196)	(2,481)	(2,218)
Decrease in net assets from Class B transactions	(54)	(1,887)	(1,608)
Class C:
Proceeds from sales	28	755	853
Reinvestment of distributions	—	—	5
Payments for redemptions	(267)	(2,929)	(4,123)
Decrease in net assets from Class C transactions	(239)	(2,174)	(3,265)
Class R:
Proceeds from sales	—	400	1,377
Reinvestment of distributions	—	—	40
Payments for redemptions	(161)	(244)	(11,223)
Increase (decrease) in net assets from Class R transactions	(161)	156	(9,806)
Class Y:
Proceeds from sales	34,804	320,811	321,648
Reinvestment of distributions	—	6,151	5,397
Payments for redemptions	(13,103)	(191,834)	(304,768)
Increase in net assets from Class Y transactions	21,701	135,128	22,277
Increase in net assets from capital share transactions	21,748	126,746	8,087
Total increase (decrease) in net assets	(7,703)	380,631	148,988
Net assets at beginning of period	1,586,805	1,206,174	1,057,186
Net assets at end of period	$1,579,102	$1,586,805	$1,206,174
Undistributed net investment income at end of period	$18,107	$17,074	$8,800

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

52

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Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (8)
International Fund (1) (2)
Class A
2005	(3)	$12.24	$0.01	$(0.24)	$—	$—	$12.01	(1.88)%
2005	(4)	10.19	0.09	2.02	(0.06)	—	12.24	20.80
2004	(4)	8.99	0.03	1.22	(0.05)	—	10.19	13.91
2003	(4)	7.33	0.06	1.60	—	—	8.99	22.65
2002	(4)	8.96	—	(1.63)	—	—	7.33	(18.19)
2001	(5)	13.96	0.10	(3.63)	(0.10)	(1.37)	8.96	(28.00)
Class B
2005	(3)	$11.31	$—	$(0.22)	$—	$—	$11.09	(1.95)%
2005	(4)	9.43	—	1.88	—	—	11.31	19.94
2004	(4)	8.34	(0.05)	1.14	—	—	9.43	13.12
2003	(4)	6.85	—	1.49	—	—	8.34	21.75
2002	(4)	8.45	(0.06)	(1.54)	—	—	6.85	(18.94)
2001	(5)	13.28	0.01	(3.43)	(0.07)	(1.34)	8.45	(28.57)
Class C
2005	(3)	$11.70	$—	$(0.23)	$—	$—	$11.47	(1.97)%
2005	(4)	9.76	—	1.94	—	—	11.70	19.88
2004	(4)	8.63	(0.05)	1.18	—	—	9.76	13.14
2003	(4)	7.09	—	1.54	—	—	8.63	21.72
2002	(4)	8.75	(0.06)	(1.60)	—	—	7.09	(18.97)
2001	(6)	8.31	0.01	0.43	—	—	8.75	5.29
Class R (7)
2005	(3)	$12.17	$(0.02)	$(0.21)	$—	$—	$11.94	(1.89)%
2005	(4)	10.11	0.09	1.97	—	—	12.17	20.38
2004	(4)	8.98	(0.01)	1.19	(0.05)	—	10.11	13.16
2003	(4)	7.31	0.04	1.63	—	—	8.98	22.85 (9)
2002	(4)	8.96	0.01	(1.66)	—	—	7.31	(18.42)
2001	(5)	13.97	(0.04)	(3.50)	(0.10)	(1.37)	8.96	(28.03)
Class Y
2005	(3)	$12.39	$0.01	$(0.24)	$—	$—	$12.16	(1.86)%
2005	(4)	10.31	0.12	2.05	(0.09)	—	12.39	21.12
2004	(4)	9.10	0.06	1.23	(0.08)	—	10.31	14.13
2003	(4)	7.40	0.09	1.61	—	—	9.10	22.97 (9)
2002	(4)	9.03	0.03	(1.66)	—	—	7.40	(18.05)
2001	(5)	14.03	0.07	(3.61)	(0.11)	(1.35)	9.03	(27.93)

  (1)  The financial highlights for the International Fund as set forth herein include the historical financial highlights of the Firstar International Growth Fund. The assets of the
Firstar Fund were acquired by the First American International Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar
International Growth Fund were exchanged for Class A shares of the First American International Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American International Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American International Fund. Historical per share amounts have been adjusted to reflect the conversion ratios utilized for the merger of the International Fund and Firstar International Growth Fund. Firstar International Growth Fund is the accounting survivor.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1 to September 30 in the year indicated.

  (5)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year-end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (8)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

  (9)  In 2003, 0.14% of Class R share's and 0.13% of Class Y share's total return was a result of the reimbursement by the adviser related to foreign currency principal trades between the International Fund and U.S. Bank. Excluding the reimbursement, total return for Class R and Class Y shares would have been 22.71% and 22.84%, respectively.
Excluding the reimbursement, total return for Class R and Class Y shares would have been 22.71% and 22.84%, respectively.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
International Fund (1) (2)
Class A
2005	(3)	$48,439	1.51%	0.58%	1.55%	0.54%	—%
2005	(4)	48,851	1.56	0.77	1.61	0.72	74
2004	(4)	44,851	1.60	0.31	1.64	0.27	77
2003	(4)	39,251	1.60	0.77	1.65	0.72	82
2002	(4)	37,232	1.60	0.04	1.66	(0.02)	72
2001	(5)	64,907	1.49	1.02	1.59	0.92	72
Class B
2005	(3)	$6,632	2.26%	(0.17)%	2.30%	(0.21)%	—%
2005	(4)	6,819	2.31	0.00	2.36	(0.05)	74
2004	(4)	7,371	2.35	(0.48)	2.39	(0.52)	77
2003	(4)	7,936	2.35	0.02	2.40	(0.03)	82
2002	(4)	7,459	2.35	(0.68)	2.41	(0.74)	72
2001	(5)	10,857	2.17	0.06	2.27	(0.04)	72
Class C
2005	(3)	$7,520	2.26%	(0.17)%	2.30%	(0.21)%	—%
2005	(4)	7,915	2.31	(0.01)	2.36	(0.06)	74
2004	(4)	8,542	2.35	(0.52)	2.39	(0.56)	77
2003	(4)	10,439	2.35	(0.01)	2.40	(0.06)	82
2002	(4)	11,027	2.35	(0.71)	2.41	(0.77)	72
2001	(6)	17,806	1.48	4.15	1.48	4.15	72
Class R (7)
2005	(3)	$1	1.76%	0.33%	1.95%	0.14%	—%
2005	(4)	163	1.81	0.77	2.01	0.57	74
2004	(4)	1	1.60	(0.11)	1.64	(0.15)	77
2003	(4)	8,533	1.60	0.57	1.65	0.52	82
2002	(4)	10,817	1.60	0.16	1.66	0.10	72
2001	(5)	9,461	1.46	(0.33)	1.61	(0.48)	72
Class Y
2005	(3)	$1,516,510	1.26%	0.83%	1.30%	0.79%	—%
2005	(4)	1,523,057	1.31	1.07	1.36	1.02	74
2004	(4)	1,145,409	1.35	0.59	1.39	0.55	77
2003	(4)	991,027	1.35	1.08	1.40	1.03	82
2002	(4)	540,495	1.35	0.36	1.41	0.30	72
2001	(5)	661,886	1.23	0.67	1.36	0.54	72

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Small Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 98.4%
Consumer Discretionary – 18.5%
Aeropostale* (a)	230,620	$4,506
Buffalo Wild Wings* (a)	171,310	4,701
Cheesecake Factory* (a)	131,020	4,497
Cosi*	484,237	4,237
Golf Galaxy*	70,029	1,082
GTECH Holdings	70,500	2,245
Guitar Center*	33,858	1,764
Pacific Sunwear of California* (a)	209,240	5,235
Penn National Gaming*	152,410	4,504
Provide Commerce* (a)	214,220	5,212
Scientific Games, Class A* (a)	215,190	6,447
Spanish Broadcasting System* (a)	574,014	3,501
Texas Roadhouse, Class A*	341,977	5,383
ValueVision Media* (a)	233,550	2,293
		55,607
Energy – 9.3%
Arena Resources*	100,320	2,329
Cal Dive International* (a)	44,550	2,742
Compton Petroleum*	457,410	4,996
GMX Resources* (a)	185,130	4,539
Hercules Offshore*	83,610	1,820
Hornbeck Offshore Services*	69,530	2,240
Hydril* (a)	29,470	1,955
Oil States International*	60,760	2,011
Pioneer Drilling*	130,940	2,243
Plains Exploration & Production*	77,090	3,006
		27,881
Financials – 8.0%
Cullen/Frost Bankers (a)	101,110	5,341
East West Bancorp	159,860	6,121
Investors Financial Services (a)	98,760	3,771
Scottish Annuity & Life (a)	94,820	2,328
Sunstone Hotel Investors	109,920	2,462
Triad Guaranty* (a)	94,200	3,962
		23,985
Health Care – 19.9%
AMN Healthcare Services*	152,800	2,521
Andrx Group*	366,270	5,666
Caliper Life Sciences*	321,750	2,098
Coley Pharmaceutical Group* (a)	140,710	2,084
Connetics* (a)	218,130	2,844
CV Therapeutics* (a)	99,910	2,504
Cyberonics* (a)	63,890	1,918
Durect* (a)	371,220	2,354
Dyax*	796,933	3,387
Encore Medical* (a)	1,679,250	8,413
First Horizon Pharmaceutical* (a)	296,780	4,283
Gentiva Health Services*	307,364	4,515
I-Flow* (a)	226,580	2,735
Immucor* (a)	202,380	5,246
MGI Pharma*	116,450	2,185
Protein Design Labs* (a)	111,370	3,121
Rigel Pharmaceuticals*	101,945	2,289
Xenogen* (a)	574,140	1,556
		59,719
Industrials – 11.0%
AMETEK	69,150	2,816
Aries Maritime Transport* (a)	210,880	2,935
Brady, Class A	120,270	3,460
CLARCOR	126,170	3,470

Small Cap Growth Opportunities Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
ESCO Technologies* (a)	78,780	$3,408
Genco Shipping & Trading* (a)	213,970	3,515
Mercury Computer Systems* (a)	132,620	2,518
Navigant Consulting*	282,550	5,925
Toro (a)	137,140	5,007
		33,054
Information Technology (b) – 31.7%
Avocent* (a)	159,780	4,899
Digitas* (a)	512,257	5,532
DSP Group*	207,210	5,093
Embarcadero Technologies*	705,340	5,488
Extreme Networks* (a)	1,199,530	5,794
HouseValues* (a)	232,640	3,424
Hutchinson Technology* (a)	156,220	3,874
Ixia*	405,780	5,121
Jack Henry & Associates	180,960	3,254
Kronos*	71,660	3,286
Maximus	84,280	3,055
M-Systems Flash Disk Pioneers* (a)	73,590	2,332
Orbotech*	152,390	3,311
Plantronics	234,130	6,989
Polycom* (a)	509,770	7,799
Quest Software* (a)	490,990	6,830
Sapient*	625,020	3,244
Semtech*	504,680	7,611
Tridium, Class B* (c) (d)	278,500	—
Varian Semiconductor Equipment Associates* (a)	77,790	2,942
VideoPropulsion* (c) (d)	809,856	—
Wind River Systems*	409,590	5,366
		95,244
Total Common Stocks (Cost $293,873)		295,490
Short-Term Investments – 3.0%
First American Prime Obligations Fund, Class Z (e) (Cost $9,163)	9,163,072	9,163
Investments Purchased with Proceeds from Securities Lending (f) – 30.4%
(Cost $91,376)		91,376
Total Investments – 131.8% (Cost $394,412)		396,029
Other Assets and Liabilities, Net – (31.8)%		(95,665)
Total Net Assets – 100.0%		$300,364

*  Non-income producing security

(a)  This security or a portion of this security is out on loan at October 31, 2005. Total loaned securities had a market value of $88,322,789 at October 31, 2005. See note 2 in Notes to Financial Statements.

(b)  The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

(c)  Security is considered illiquid or restricted. As of October 31, 2005, the value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(d)  Security is fair valued. As of October 31, 2005, the fair value of these investments was $0 or 0.0% of total net assets. See note 2 in Notes to Financial Statements.

(e)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(f)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Small Cap Select Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 96.7%
Consumer Discretionary – 16.0%
Children's Place Retail Stores* (a)	86,660	$3,720
Coldwater Creek* (a)	203,810	5,501
Kerzner International* (a)	69,450	4,052
La Quinta* (a)	1,621,210	13,537
Marvel Enterprises* (a)	368,170	6,480
Men's Wearhouse* (a)	393,550	9,721
Nautilus (a)	286,620	5,196
P.F. Chang's China Bistro* (a)	137,230	6,277
Pacific Sunwear of California*	119,120	2,980
RARE Hospitality International*	252,110	7,704
Ruby Tuesday (a)	443,210	9,711
Ruth's Chris Steak House*	184,650	3,298
Scientific Games, Class A* (a)	436,800	13,087
Sports Authority* (a)	319,160	8,885
Station Casinos (a)	121,750	7,804
Thomas Nelson	296,720	6,353
Too* (a)	333,480	9,474
WCI Communities* (a)	245,590	6,145
		129,925
Energy – 8.0%
Bill Barrett* (a)	138,890	4,421
Cal Dive International* (a)	39,530	2,433
Compton Petroleum*	526,690	5,753
Comstock Resources*	113,500	3,417
ENSCO International (a)	247,460	11,282
Hydril*	37,550	2,491
St. Mary Land & Exploration (a)	75,670	2,574
Tesoro Petroleum	128,770	7,874
Ultra Petroleum*	112,500	5,905
Western Gas Resources (a)	145,760	6,311
W-H Energy Services* (a)	422,800	12,811
		65,272
Financials – 20.8%
Advanta, Class B	218,325	6,194
Affiliated Managers Group* (a)	145,520	11,169
Alexandria Real Estate Equities (a)	50,370	4,072
AmerUS Group, Class A (a)	186,300	11,014
BioMed Realty Trust	165,490	4,139
CoBiz (a)	116,960	2,074
Columbia Banking System	251,615	7,274
Cullen/Frost Bankers (a)	259,980	13,732
Dime Community Bancshares	178,793	2,575
East West Bancorp (a)	253,120	9,692
First Financial Bankshares	90,320	3,252
First Niagara Financial Group	327,290	4,821
First Potomac Realty Trust	168,550	4,271
First Republic Bank	493,020	18,690
FirstFed Financial*	39,670	2,122
GATX (a)	212,050	7,924
Kite Realty Group Trust	411,910	6,088
Lasalle Hotel Properties	125,820	4,453
Maguire Properties (a)	207,352	6,221
Newcastle Investment	150,880	3,967
Old Second Bancorp	41,712	1,296
Platinum Underwriter Holdings	359,940	10,255
SL Green Realty	256,320	17,437
SVB Financial Group* (a)	124,780	6,203
		168,935
Health Care – 13.2%
American Healthways* (a)	195,360	7,924
Amylin Pharmaceuticals* (a)	91,520	3,075

Small Cap Select Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Caliper Life Sciences* (a)	652,642	$4,255
Curis*	756,563	3,102
ImmunoGen*	511,770	2,866
Medicis Pharmaceutical, Class A (a)	129,520	3,821
Neurocrine Biosciences* (a)	130,520	6,894
Pediatrix Medical Group* (a)	107,900	8,315
Protein Design Labs* (a)	218,940	6,135
Respironics*	152,970	5,487
Senomyx* (a)	253,120	3,607
Sierra Health Services* (a)	249,700	18,727
SonoSite* (a)	18,740	551
SurModics* (a)	284,120	11,228
Sybron Dental Specialties* (a)	168,510	7,229
Symmetry Medical*	189,360	4,192
United Surgical Partners International*	213,090	7,639
Vertex Pharmaceuticals* (a)	109,210	2,485
		107,532
Industrials – 14.0%
AirTran Holdings Inc.* (a)	403,970	6,043
Chicago Bridge & Iron	487,950	10,881
CLARCOR	138,760	3,816
Energy Conversion Devices* (a)	60,630	1,876
ESCO Technologies*	18,640	806
J.B. Hunt Transport Services	458,270	8,895
Kennametal	202,950	10,373
KVH Industries* (a) (b)	764,924	7,068
Labor Ready* (a)	377,480	8,814
Lennox International	167,590	4,674
Manitowoc (a)	97,710	5,199
Mercury Computer Systems* (a)	219,770	4,173
NCI Building Systems* (a)	273,250	11,239
Power-One* (a)	1,617,003	9,185
Roper Industries (a)	56,910	2,146
Terex*	193,980	10,663
Toro (a)	220,180	8,039
		113,890
Information Technology – 21.3%
02micro International*	77,718	1,018
Advanced Analogic Technologies*	254,340	2,772
Aeroflex* (a)	473,254	4,288
ATI Technologies*	588,970	8,511
Benchmark Electronics* (a)	180,120	5,060
BISYS Group* (a)	1,081,750	13,717
Carreker*	614,680	3,375
Cree* (a)	206,050	4,953
Digitas* (a)	794,600	8,582
Embarcadero Technologies*	694,253	5,401
Entegris* (a)	863,874	8,431
EPIQ Systems*	298,330	5,683
F5 Networks*	87,030	4,528
FormFactor*	153,310	3,774
Hyperion Solutions* (a)	207,361	10,028
Integrated Device Technology* (a)	434,230	4,290
Ituran Location and Control* (a)	339,036	4,407
Logitech International* (a)	216,280	8,296
Micromuse*	682,367	4,893
M-Systems Flash Disk Pioneers* (a)	202,980	6,432
Openwave Systems* (a)	181,210	3,238
Opsware* (a)	420,960	2,164
Packeteer*	1,095,191	8,641
Polycom*	538,610	8,241
Silicon Image* (a)	482,970	4,434
Sonic Solutions* (a)	345,370	6,610
Stellent* (a)	1,372,359	12,585

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Small Cap Select Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
TIBCO Software* (a)	1,074,180	$8,153
WebEx Communications*	53,570	1,227
		173,732
Materials – 3.0%
Century Aluminum* (a)	285,030	5,182
Headwaters* (a)	56,520	1,800
Hercules* (a)	169,270	1,886
Olin (a)	220,270	3,938
Schnitzer Steel Industries, Class A	102,650	3,275
Steel Dynamics (a)	202,610	6,275
Texas Industries	39,040	1,936
		24,292
Telecommunication Services – 0.4%
General Communication* (a)	334,970	3,219
Total Common Stocks (Cost $708,180)		786,797
Short-Term Investments – 1.2%
First American Prime Obligations Fund, Class Z (c) (Cost $10,103)	10,103,393	10,103
Investments Purchased with Proceeds from Securities Lending (d) – 34.9%
(Cost $283,842)		283,842
Total Investments – 132.8% (Cost $1,002,125)		1,080,742
Other Assets and Liabilities, Net – (32.8)%		(266,894)
Total Net Assets – 100.0%		$813,848

*  Non-income producing security

(a)  This security or a portion of this security is out on loan at October 31, 2005. Total loaned securities had a market value of $278,157,724 at October 31, 2005. See note 2 in Notes to Financial Statements.

(b)  A company is considered to be an affilate of the fund under the Investment Company Act of 1940 if the fund's holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the fiscal period ended October 31, 2005 are as follows:

Issuer	Beginning Cost	Purchase Cost	Sales Cost	Ending cost	Dividend Income	Value
KVH Industries	$9,269,067	$—	$1,196,848	$8,072,219	$—	$7,067,898

(c)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations. See note 2 in Notes to Financial Statements.

Small Cap Value Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 98.8%
Consumer Discretionary – 14.4%
Aeropostale* (a)	205,270	$4,011
American Axle & Manufacturing (a)	182,440	3,977
Ameristar Casinos	104,689	2,233
Aztar* (a)	99,400	2,989
Charming Shoppes*	359,910	4,031
Entercom Communications*	105,440	3,044
Ethan Allen Interiors (a)	164,640	5,568
Interface, Class A*	150,510	1,162
La Quinta* (a)	412,970	3,448
Men's Wearhouse* (a)	207,315	5,121
Pier 1 Imports (a)	290,150	2,994
Polaris Industries (a)	97,550	4,398
Regis	83,130	3,189
Ruby Tuesday (a)	253,020	5,544
Thomas Nelson	191,530	4,101
WCI Communities* (a)	119,850	2,999
		58,809
Consumer Staples – 1.2%
Casey's General Stores	146,280	3,157
Weis Markets	49,020	1,870
		5,027
Energy – 6.4%
Brigham Exploration*	243,320	3,440
Cimarex Energy* (a)	103,580	4,067
Forest Oil* (a)	54,890	2,398
Global Industries* (a)	232,180	2,951
Newfield Exploration*	48,140	2,182
Range Resources	88,770	3,168
TODCO*	90,810	4,064
Tsakos Energy Navigation	105,580	3,625
		25,895
Financials (b) – 31.2%
Astoria Financial	166,825	4,663
BankUnited Financial, Class A (a)	172,040	4,081
Capitol Bancorp	166,860	5,787
CBL & Associates Properties	103,370	3,861
City National (a)	61,350	4,502
Corporate Office Properties Trust	103,740	3,606
Delphi Financial Group, Class A	90,730	4,250
Donegal Group, Class A	155,466	3,445
East West Bancorp	157,850	6,044
Equity One (a)	193,140	4,529
First Midwest Bancorp (a)	84,100	3,197
First Niagara Financial Group	382,070	5,628
First Potomac Realty Trust	195,930	4,965
First Republic Bank – California (a)	255,120	9,672
FPIC Insurance Group*	104,736	3,943
Frontier Financial	39,350	1,269
IBERIABANK	78,952	4,220
Independent Bank	146,220	4,385
Lasalle Hotel Properties (a)	126,640	4,482
Lexington Corporate Properties Trust	180,686	3,935
Mid-America Apartment Communities	114,720	5,352
Newcastle Investment	102,830	2,703
Pennsylvania	76,290	2,937
Philadelphia Consolidated Holding* (a)	40,940	3,941
Platinum Underwriter Holdings	125,700	3,581
Provident Bankshares	101,295	3,531
Redwood Trust	90,160	4,197
Sterling Bancshares	276,680	4,092

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Small Cap Value Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Triad Guaranty*	49,480	$2,081
Windrose Medical Properties Trust	290,120	4,395
		127,274
Health Care – 5.6%
Magellan Health Services*	137,350	$4,083
Pediatrix Medical Group* (a)	39,350	3,032
Perrigo	264,420	3,535
STERIS	185,370	4,228
Varian* (a)	116,740	4,292
Vertex Pharmaceuticals* (a)	154,610	3,517
		22,687
Industrials – 16.8%
Artesyn Technologies* (a)	239,570	2,106
Brady, Class A	192,660	5,543
CLARCOR	300,540	8,265
ESCO Technologies*	186,770	8,080
G&K Services, Class A	119,437	4,525
Genco Shipping & Trading*	84,310	1,385
Genlyte Group* (a)	92,240	4,701
Hughes Supply (a)	124,680	4,171
Kennametal	80,480	4,113
Landstar	42,280	1,629
Mercury Computer Systems* (a)	159,240	3,024
Moog, Class A* (a)	138,475	4,106
Pacer International	140,710	3,637
Pentair	146,930	4,774
Toro (a)	227,910	8,321
		68,380
Information Technology – 14.5%
Aeroflex* (a)	365,850	3,315
BISYS Group*	632,600	8,021
Embarcadero Technologies*	219,090	1,704
Entegris*	299,546	2,924
Fairchild Semiconductor International* (a)	260,320	4,009
Hutchinson Technology* (a)	158,540	3,932
Hypercom*	631,820	3,759
Ixia*	166,980	2,107
NETGEAR* (a)	164,530	3,217
Palm* (a)	154,160	3,960
Polycom*	237,310	3,631
Progress Software*	103,970	3,238
Skyworks Solutions* (a)	599,070	3,211
TIBCO Software* (a)	289,950	2,201
Transaction Systems Architects* (a)	141,070	3,810
United Online	186,620	2,503
Xyratex* (a)	277,900	3,763
		59,305
Materials – 4.8%
Carpenter Technology	55,040	3,319
Commercial Metals	107,990	3,433
Crown Holdings*	186,270	3,021
Georgia Gulf	132,430	3,854
Louisiana Pacific	103,470	2,579
Steel Dynamics (a)	104,700	3,243
		19,449
Telecommunication Services – 0.6%
General Communication* (a)	269,280	2,588
Utilities – 3.3%
Black Hills (a)	91,250	3,793
New Jersey Resources	76,710	3,311

Small Cap Value Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
NSTAR	119,660	$3,255
Westar Energy (a)	147,540	3,261
		13,620
Total Common Stocks (Cost $342,820)		403,034
Short-Term Investments – 3.3%
First American Prime Obligations Fund, Class Z (c) (Cost $13,521)	13,520,961	13,521
Investments Purchased with Proceeds from Securities Lending (d) – 21.8%
(Cost $89,146)		89,146
Total Investments – 123.9% (Cost $445,487)		505,701
Other Assets and Liabilities, Net – (23.9)%		(97,561)
Total Net Assets – 100.0%		$408,140

*  Non-income producing security

(a)  This security or a portion of this security is out on loan at October 31, 2005. Total loaned securities had a market value of $87,681,699 at October 31, 2005. See note 2 in Notes to Financial Statements.

(b)  The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

(c)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations. See note 2 in Notes to Financial Statements.

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Small-Mid Cap Core Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 99.1%
Consumer Discretionary – 14.9%
BorgWarner (a)	16,710	$969
Charming Shoppes*	103,420	1,158
Entercom Communications* (a)	17,910	517
Men's Wearhouse*	32,020	791
Modine Manufacturing	26,330	870
Pacific Sunwear of California*	61,880	1,548
Provide Commerce* (a)	24,690	601
Scientific Games, Class A* (a)	72,440	2,170
WCI Communities* (a)	61,190	1,531
		10,155
Consumer Staples – 1.4%
Performance Food Group*	35,180	971
Energy - 7.3%
Global Industries*	45,780	582
Helmerich & Payne	12,040	667
Hydril* (a)	19,200	1,274
Newfield Exploration*	40,200	1,822
Tesoro	10,180	622
		4,967
Financials – 19.7%
Ameritrade Holding*	34,980	736
AmerUS Group, Class A (a)	19,710	1,165
Astoria Financial	67,400	1,884
Boston Properties	12,900	893
CBL & Associates Properties	22,080	825
City National	8,780	644
Cullen/Frost Bankers	32,700	1,727
First Republic Bank	16,450	624
Lasalle Hotel Properties (a)	24,500	867
MGIC Investment (a)	16,630	985
Newcastle Investment	24,190	636
Redwood Trust (a)	18,120	843
W.R. Berkley	35,480	1,550
		13,379
Health Care – 14.5%
AMN Healthcare Services*	42,230	697
Medicis Pharmaceutical, Class A (a)	33,220	980
Pediatrix Medical Group* (a)	22,880	1,763
PerkinElmer	97,980	2,162
Protein Design Labs* (a)	22,040	618
Respironics*	14,660	526
Serologicals* (a)	24,640	480
Sierra Health Services*	18,990	1,424
SurModics* (a)	31,040	1,227
		9,877
Industrials – 15.0%
Dun & Bradstreet*	27,680	1,753
ESCO Technologies*	11,372	492
Kennametal	40,258	2,058
Landstar System	28,350	1,092
Moog, Class A*	27,125	804
Navigant Consulting*	30,830	646
Precision Castparts	10,050	476
Stericycle*	17,430	1,003
Toro	52,490	1,916
		10,240
Information Technology – 17.0%
Arrow Electronics* (a)	20,323	600
BISYS Group*	97,305	1,234

Small-Mid Cap Core Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Hutchinson Technology* (a)	66,113	$1,640
Hyperion Solutions*	22,020	1,065
Integrated Device Technology*	164,557	1,626
Maximus	18,870	684
Micromuse*	137,760	988
National Semiconductor (a)	48,191	1,091
Packeteer*	136,087	1,074
Polycom*	36,080	552
Quest Software*	72,650	1,011
		11,565
Materials – 4.5%
Century Aluminum* (a)	38,630	702
Engelhard	34,869	948
Steel Dynamics (a)	45,150	1,398
		3,048
Telecommunication Services – 0.9%
CenturyTel	18,944	620
Utilities – 3.9%
Alliant Energy	39,910	1,056
New Jersey Resources	12,380	534
Westar Energy (a)	46,680	1,032
		2,622
Total Common Stocks (Cost $70,056)		67,444
Short-Term Investments – 1.1%
First American Prime Obligations Fund, Class Z (b) (Cost $716)	716,020	716
Investments Purchased with Proceeds from Securities Lending (c) – 25.8%
(Cost $17,570)		17,570
Total Investments – 126.0% (Cost $88,342)		85,730
Other Assets and Liabilities, Net – (26.0)%		(17,703)
Total Net Assets – 100.0%		$68,027

*  Non-income producing security

(a)  This security or a portion of this security is out on loan at October 31, 2005. Total loaned securities had a market value of $17,293,916 at October 31, 2005. See note 2 in Notes to Financial Statements.

(b)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(c)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Statements of Assets and Liabilities October 31, 2005, in thousands, except for per share data

	Small Cap Growth Opportunities Fund	Small Cap Select Fund	Small Cap Value Fund	Small-Mid Cap Core Fund
ASSETS:
Investments in unaffiliated securities, at value† (cost: $293,873, $708,180, $342,820, and $70,056, respectively) (note 2)	$295,490	$786,797	$403,034	$67,444
Investments in affiliated money market fund, at value (cost: $9,163, $10,103, $13,521, and $716, respectively) (note 2)	9,163	10,103	13,521	716
Investments purchased with proceeds from securities lending (cost: $91,376, $283,842, $89,146, and $17,570, respectively) (note 2)	91,376	283,842	89,146	17,570
Cash*	105	327	103	20
Receivable for dividends and interest	30	181	432	34
Receivable for investment securities sold	4,630	40,068	9,113	—
Receivable for capital shares sold	83	428	58	146
Prepaid expenses and other assets	52	51	49	91
Total assets	400,929	1,121,797	515,456	86,021
LIABILITIES:
Payable for capital shares redeemed	923	2,002	528	227
Payable upon return of securities loaned (note 2)	91,481	284,169	89,249	17,590
Payable for investment securities purchased	7,813	21,023	17,157	—
Payable to affiliates (note 3)	303	679	340	61
Payable for distribution and shareholder servicing fees	26	45	21	17
Accrued expenses and other liabilities	19	31	21	99
Total liabilities	100,565	307,949	107,316	17,994
Net assets	$300,364	$813,848	$408,140	$68,027
COMPOSITION OF NET ASSETS:
Portfolio capital	$244,436	$617,320	$260,511	$526,096
Undistributed (distributions in excess of) net investment income	(1)	(1)	335	—
Accumulated net realized gain (loss) on investments	54,312	117,912	87,080	(455,457)
Net unrealized appreciation (depreciation) of investments	1,617	78,617	60,214	(2,612)
Net assets	$300,364	$813,848	$408,140	$68,027
* Includes cash collateral received related to securities loaned (note 2)	$105	$327	$103	$20
† Including securities loaned, at value	$88,323	$278,158	$87,682	$17,294
Class A:
Net assets	$78,357	$104,568	$46,467	$22,339
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	3,438	6,823	2,844	2,780
Net asset value and redemption price per share	$22.79	$15.33	$16.34	$8.03
Maximum offering price per share (1)	$24.12	$16.22	$17.29	$8.50
Class B:
Net assets	$8,271	$13,406	$8,913	$10,054
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	387	987	587	1,425
Net asset value, offering price, and redemption price per share (2)	$21.36	$13.58	$15.19	$7.06
Class C:
Net assets	$2,962	$13,453	$4,590	$4,253
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	134	909	298	553
Net asset value, offering price and redemption price per share (2)	$22.05	$14.79	$15.39	$7.69
Class R:
Net assets	$5	$333	$4	$—
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	—	22	—	—
Net asset value, offering price, and redemption price per share	$22.75	$15.24	$16.29	$—
Class Y:
Net assets	$210,769	$682,088	$348,166	$31,381
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	8,853	42,477	20,955	3,764
Net asset value, offering price, and redemption price per share	$23.81	$16.06	$16.62	$8.34

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

FIRST AMERICAN FUNDS Annual Report 2005

Statements of Operations in thousands

	Small Cap Growth Opportunities Fund		Small Cap Select Fund
	One-Month Period Ended 10/31/05	Year Ended 9/30/05	One-Month Period Ended 10/31/05	Year Ended 9/30/05
INVESTMENT INCOME:
Dividends from affiliated money market fund	$21	$220	$37	$501
Dividends from unaffiliated securities	38	891	170	5,045
Less: Foreign taxes withheld	—	—	—	(13)
Securities lending income	18	162	20	410
Total investment income	77	1,273	227	5,943
EXPENSES (note 3):
Investment advisory fees	257	4,086	484	6,006
Transfer agent fees	37	200	99	542
Administration fees	33	644	89	1,752
Registration fees	3	49	3	46
Professional fees	2	37	4	66
Custodian fees	1	28	3	75
Postage and printing fees	1	16	2	45
Other expenses	1	11	2	22
Directors' fees	1	7	2	20
Distribution and shareholder servicing fees – Class A	17	229	22	259
Distribution and shareholder servicing fees – Class B	7	91	11	136
Distribution and shareholder servicing fees – Class C	3	38	12	145
Distribution and shareholder servicing fees – Class R (1)	—	—	—	—
Total expenses	363	5,436	733	9,114
Less: Fee waivers (note 3)	(23)	(159)	—	(245)
Total net expenses	340	5,277	733	8,869
Investment income (loss) – net	(263)	(4,004)	(506)	(2,926)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Net realized gain on investments	946	70,779	10,384	184,051
Net change in unrealized appreciation or depreciation of investments	(13,513)	3,567	(36,382)	(17,021)
Net gain (loss) on investments	(12,567)	74,346	(25,998)	167,030
Net increase (decrease) in net assets resulting from operations	$(12,830)	$70,342	$(26,504)	$164,104

  (1)  Due to the presentation of the financial statements in thousands, the numbers round to zero. Class R is not offered by the Small-Mid Cap Core Fund.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

	Small Cap Value Fund		Small-Mid Cap Core Fund
	One-Month Period Ended 10/31/05	Year Ended 9/30/05	One-Month Period Ended 10/31/05	Year Ended 9/30/05
INVESTMENT INCOME:
Dividends from affiliated money market fund	$33	$90	$4	$41
Dividends from unaffiliated securities	663	5,966	22	418
Less: Foreign taxes withheld	—	(2)	—	(24)
Securities lending income	7	89	2	64
Total investment income	703	6,143	28	499
EXPENSES (note 3):
Investment advisory fees	242	3,009	41	597
Transfer agent fees	49	275	9	60
Administration fees	45	880	8	183
Registration fees	4	40	4	45
Professional fees	2	41	1	54
Custodian fees	2	38	—	8
Postage and printing fees	1	23	—	109
Other expenses	1	13	—	6
Directors' fees	1	10	—	2
Distribution and shareholder servicing fees – Class A	10	117	5	66
Distribution and shareholder servicing fees – Class B	7	97	8	124
Distribution and shareholder servicing fees – Class C	4	48	4	53
Distribution and shareholder servicing fees – Class R (1)	—	—	—	—
Total expenses	368	4,591	80	1,307
Less: Fee waivers (note 3)	—	(84)	—	(71)
Total net expenses	368	4,507	80	1,236
Investment income (loss) – net	335	1,636	(52)	(737)
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Net realized gain on investments	7,871	94,694	3,985	8,526
Net change in unrealized appreciation or depreciation of investments	(19,471)	(28,747)	(6,380)	2,726
Net gain (loss) on investments	(11,600)	65,947	(2,395)	11,252
Net increase (decrease) in net assets resulting from operations	$(11,265)	$67,583	$(2,447)	$10,515

FIRST AMERICAN FUNDS Annual Report 2005

Statements of Changes in Net Assets in thousands

	Small Cap Growth Opportunities Fund			Small Cap Select Fund
	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04
OPERATIONS:
Investment income (loss) – net	$(263)	$(4,004)	$(6,363)	$(506)	$(2,926)	$(6,173)
Net realized gain on investments	946	70,779	89,817	10,384	184,051	231,411
Net gain on written options	—	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(13,513)	3,567	(68,591)	(36,382)	(17,021)	(19,782)
Net change in unrealized appreciation or depreciation of written options	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(12,830)	70,342	14,863	(26,504)	164,104	205,456
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class R	—	—	—	—	—	—
Class Y	—	—	—	—	—	—
Net realized gain on investments:
Class A	—	(12,315)	(611)	—	(19,383)	(5,360)
Class B	—	(1,255)	(47)	—	(2,778)	(900)
Class C	—	(577)	(12)	—	(2,801)	(821)
Class R	—	—	(23)	—	(5)	(862)
Class Y	—	(25,220)	(2,392)	—	(133,034)	(70,619)
Total distributions	—	(39,367)	(3,085)	—	(158,001)	(78,562)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	922	17,883	79,928	2,296	24,096	47,056
Reinvestment of distributions	—	11,923	577	—	18,716	5,191
Payments for redemptions	(3,649)	(54,396)	(57,140)	(1,656)	(32,858)	(35,163)
Increase (decrease) in net assets from Class A transactions	(2,727)	(24,590)	23,365	640	9,954	17,084
Class B:
Proceeds from sales	11	590	6,009	32	1,593	2,158
Reinvestment of distributions	—	1,157	45	—	2,700	873
Payments for redemptions	(141)	(2,716)	(2,734)	(202)	(2,957)	(2,565)
Increase (decrease) in net assets from Class B transactions	(130)	(969)	3,320	(170)	1,336	466
Class C:
Proceeds from sales	25	501	4,614	189	3,374	3,975
Reinvestment of distributions	—	561	11	—	2,745	817
Payments for redemptions	(86)	(2,841)	(1,012)	(690)	(5,249)	(3,114)
Increase (decrease) in net assets from Class C transactions	(61)	(1,779)	3,613	(501)	870	1,678
Class R:
Proceeds from sales	—	17	976	119	337	3,323
Reinvestment of distributions	—	—	23	—	5	808
Payments for redemptions	—	(15)	(5,357)	(90)	(57)	(17,289)
Increase (decrease) in net assets from Class R transactions	—	2	(4,358)	29	285	(13,158)
Class Y:
Proceeds from sales	3,340	38,132	101,703	3,703	102,349	132,590
Reinvestment of distributions	—	18,850	1,934	—	98,881	57,505
Payments for redemptions	(4,484)	(82,561)	(278,211)	(14,868)	(263,925)	(559,280)
Decrease in net assets from Class Y transactions	(1,144)	(25,579)	(174,574)	(11,165)	(62,695)	(369,185)
Decrease in net assets from capital share transactions	(4,062)	(52,915)	(148,634)	(11,167)	(50,250)	(363,115)
Total increase (decrease) in net assets	(16,892)	(21,940)	(136,856)	(37,671)	(44,147)	(236,221)
Net assets at beginning of period	317,256	339,196	476,052	851,519	895,666	1,131,887
Net assets at end of period	$300,364	$317,256	$339,196	$813,848	$851,519	$895,666
Undistributed (distributions in excess of) net investment income at end of period	$(1)	$(1)	$(2)	$(1)	$(1)	$(1)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

	Small Cap Value Fund			Small-Mid Cap Core Fund
	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04
OPERATIONS:
Investment income (loss) – net	$335	$1,636	$2,056	$(52)	$(737)	$(1,017)
Net realized gain on investments	7,871	94,694	92,122	3,985	8,526	4,958
Net gain on written options	—	—	—	—	—	104
Net change in unrealized appreciation or depreciation of investments	(19,471)	(28,747)	7,329	(6,380)	2,726	3,406
Net change in unrealized appreciation or depreciation of written options	—	—	—	—	—	(72)
Net increase (decrease) in net assets resulting from operations	(11,265)	67,583	101,507	(2,447)	10,515	7,379
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	(177)	(92)	—	—	—
Class B	—	(23)	—	—	—	—
Class C	—	(11)	—	—	—	—
Class R	—	—	(3)	—	—	—
Class Y	—	(1,626)	(1,696)	—	—	—
Net realized gain on investments:
Class A	—	(6,876)	(1,428)	—	—	—
Class B	—	(1,565)	(487)	—	—	—
Class C	—	(747)	(183)	—	—	—
Class R	—	—	(54)	—	—	—
Class Y	—	(55,117)	(16,522)	—	—	—
Total distributions	—	(66,142)	(20,465)	—	—	—
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	547	8,656	19,021	784	5,250	18,402
Reinvestment of distributions	—	6,859	1,486	—	—	—
Payments for redemptions	(928)	(10,711)	(16,067)	(676)	(12,848)	(20,148)
Increase (decrease) in net assets from Class A transactions	(381)	4,804	4,440	108	(7,598)	(1,746)
Class B:
Proceeds from sales	31	872	1,193	22	454	884
Reinvestment of distributions	—	1,539	481	—	—	—
Payments for redemptions	(193)	(2,854)	(6,346)	(290)	(4,645)	(4,394)
Increase (decrease) in net assets from Class B transactions	(162)	(443)	(4,672)	(268)	(4,191)	(3,510)
Class C:
Proceeds from sales	28	942	1,179	50	405	952
Reinvestment of distributions	—	745	183	—	—	—
Payments for redemptions	(114)	(1,441)	(1,855)	(128)	(2,541)	(2,394)
Increase (decrease) in net assets from Class C transactions	(86)	246	(493)	(78)	(2,136)	(1,442)
Class R:
Proceeds from sales	—	3	1,145	—	—	1,139
Reinvestment of distributions	—	—	52	—	—	—
Payments for redemptions	—	—	(2,727)	—	—	(5,754)
Increase (decrease) in net assets from Class R transactions	—	3	(1,530)	—	—	(4,615)
Class Y:
Proceeds from sales	2,852	63,025	59,568	1,168	17,409	33,338
Reinvestment of distributions	—	48,592	15,745	—	—	—
Payments for redemptions	(8,344)	(117,619)	(208,150)	(2,179)	(32,835)	(53,593)
Decrease in net assets from Class Y transactions	(5,492)	(6,002)	(132,837)	(1,011)	(15,426)	(20,255)
Decrease in net assets from capital share transactions	(6,121)	(1,392)	(135,092)	(1,249)	(29,351)	(31,568)
Total increase (decrease) in net assets	(17,386)	49	(54,050)	(3,696)	(18,836)	(24,189)
Net assets at beginning of period	425,526	425,477	479,527	71,723	90,559	114,748
Net assets at end of period	$408,140	$425,526	$425,477	$68,027	$71,723	$90,559
Undistributed (distributions in excess of) net investment income at end of period	$335	$—	$485	$—	$—	$—

FIRST AMERICAN FUNDS Annual Report 2005

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Loss	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Realized Gains	Distributions from Return of Capital	Net Asset Value End of Period	Total Return (9)
Small Cap Growth Opportunities (1)
Class A
2005	(2) (3)	$23.75	$(0.02)	$(0.94)	$—	$—	$22.79	(4.04)%
2005	(3) (4)	21.74	(0.32)	5.28	(2.95)	—	23.75	24.21
2004	(3) (4)	21.95	(0.35)	0.27	(0.13)	—	21.74	(0.39)
2003	(3) (4)	13.86	(0.28)	8.37	—	—	21.95	58.37
2002	(4)	16.89	(0.26)	(2.74)	—	(0.03)	13.86	(17.84)
2001	(3) (5)	31.26	(0.17)	(5.20)	(9.00)	—	16.89	(21.51)
Class B
2005	(2) (3)	$22.27	$(0.03)	$(0.88)	$—	$—	$21.36	(4.09)%
2005	(3) (4)	20.69	(0.45)	4.98	(2.95)	—	22.27	23.27
2004	(3) (4)	21.05	(0.50)	0.27	(0.13)	—	20.69	(1.13)
2003	(3) (4)	13.39	(0.40)	8.06	—	—	21.05	57.21
2002	(4)	16.44	(0.39)	(2.63)	—	(0.03)	13.39	(18.45)
2001	(3) (5)	30.84	(0.31)	(5.09)	(9.00)	—	16.44	(22.07)
Class C
2005	(2) (3)	$23.00	$(0.04)	$(0.91)	$—	$—	$22.05	(4.13)%
2005	(3) (4)	21.28	(0.48)	5.15	(2.95)	—	23.00	23.28
2004	(3) (4)	21.65	(0.49)	0.25	(0.13)	—	21.28	(1.14)
2003	(3) (4)	13.77	(0.43)	8.31	—	—	21.65	57.23
2002	(4)	16.90	(0.19)	(2.91)	—	(0.03)	13.77	(18.42)
2001	(3) (6)	16.34	—	0.56	—	—	16.90	3.43
Class R (7)
2005	(2) (3)	$23.72	$(0.03)	$(0.94)	$—	$—	$22.75	(4.09)%
2005	(3) (4)	21.74	(0.48)	5.41	(2.95)	—	23.72	24.06
2004	(3) (4)	21.95	(0.42)	0.34	(0.13)	—	21.74	(0.39)
2003	(3) (4)	13.86	(0.28)	8.37	—	—	21.95	58.37
2002	(4)	16.89	(0.26)	(2.74)	—	(0.03)	13.86	(17.84)
2001	(3) (8)	20.01	(0.19)	(2.93)	—	—	16.89	(15.59)
Class Y
2005	(2) (3)	$24.81	$(0.02)	$(0.98)	$—	$—	$23.81	(4.03)%
2005	(3) (4)	22.55	(0.27)	5.48	(2.95)	—	24.81	24.47
2004	(3) (4)	22.70	(0.32)	0.30	(0.13)	—	22.55	(0.11)
2003	(3) (4)	14.30	(0.25)	8.65	—	—	22.70	58.74
2002	(4)	17.38	(0.25)	(2.80)	—	(0.03)	14.30	(17.62)
2001	(3) (5)	31.83	(0.12)	(5.33)	(9.00)	—	17.38	(21.35)

  (1)  The financial highlights for the Small Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar Micro Cap Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar Micro Cap Fund were exchanged for Class A shares of the First American Small Cap Growth Opportunities Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar
Institutional Class shares were exchanged for Class Y shares of the First American Fund.

  (2)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Per share data calculated using average shares outstanding method.

  (4)  For the period October 1 to September 30 in the year indicated.

  (5)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year-end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (8)  For the period from December 11, 2000, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (9)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Small Cap Growth Opportunities (1)
Class A
2005	(2) (3)	$78,357	1.47%	(1.17)%	1.56%	(1.26)%	14%
2005	(3) (4)	84,567	1.82	(1.42)	1.87	(1.47)	190
2004	(3) (4)	101,031	1.93	(1.42)	1.96	(1.45)	178
2003	(3) (4)	81,999	1.93	(1.63)	1.97	(1.67)	137
2002	(4)	44,834	1.93	(1.53)	1.97	(1.57)	123
2001	(3) (5)	45,233	1.93	(0.91)	1.99	(0.97)	125
Class B
2005	(2) (3)	$8,271	2.22%	(1.93)%	2.31%	(2.02)%	14%
2005	(3) (4)	8,760	2.57	(2.16)	2.62	(2.21)	190
2004	(3) (4)	9,063	2.68	(2.16)	2.71	(2.19)	178
2003	(3) (4)	6,441	2.68	(2.38)	2.72	(2.42)	137
2002	(4)	3,779	2.68	(2.28)	2.72	(2.32)	123
2001	(3) (5)	3,165	2.68	(1.68)	2.74	(1.74)	125
Class C
2005	(2) (3)	$2,962	2.22%	(1.93)%	2.31%	(2.02)%	14%
2005	(3) (4)	3,152	2.57	(2.20)	2.62	(2.25)	190
2004	(3) (4)	4,669	2.68	(2.07)	2.71	(2.10)	178
2003	(3) (4)	1,529	2.68	(2.38)	2.72	(2.42)	137
2002	(4)	260	2.68	(2.31)	2.72	(2.35)	123
2001	(3) (6)	1	1.63	(0.41)	1.76	(0.54)	125
Class R (7)
2005	(2) (3)	$5	1.72%	(1.43)%	1.96%	(1.67)%	14%
2005	(3) (4)	5	2.07	(2.14)	2.27	(2.34)	190
2004	(3) (4)	1	1.93	(1.67)	1.96	(1.70)	178
2003	(3) (4)	3,694	1.93	(1.62)	1.97	(1.66)	137
2002	(4)	2,027	1.93	(1.53)	1.97	(1.57)	123
2001	(3) (8)	2,014	1.94	(1.06)	2.00	(1.12)	125
Class Y
2005	(2) (3)	$210,769	1.22%	(0.92)%	1.31%	(1.01)%	14%
2005	(3) (4)	220,772	1.57	(1.15)	1.62	(1.20)	190
2004	(3) (4)	224,432	1.68	(1.25)	1.71	(1.28)	178
2003	(3) (4)	382,389	1.68	(1.38)	1.72	(1.42)	137
2002	(4)	208,439	1.68	(1.28)	1.72	(1.32)	123
2001	(3) (5)	266,115	1.68	(0.64)	1.74	(0.70)	125

FIRST AMERICAN FUNDS Annual Report 2005

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income Loss	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (8)
Small Cap Select (1) (2)
Class A
2005	(3)	$15.82	$(0.01)	$(0.48)	$—	$15.33	(3.10)%
2005	(4)	15.95	(0.08)	3.10	(3.15)	15.82	20.46
2004	(4)	14.52	(0.12)	2.60	(1.05)	15.95	17.64
2003	(4)	10.68	(0.09)	3.93	—	14.52	35.96
2002	(4)	11.97	(0.10)	(0.30)	(0.89)	10.68	(4.56)
2001	(5)	17.60	(0.03)	(1.89)	(3.71)	11.97	(12.63)
Class B
2005	(3)	$14.02	$(0.02)	$(0.42)	$—	$13.58	(3.14)%
2005	(4)	14.56	(0.17)	2.78	(3.15)	14.02	19.45
2004	(4)	13.42	(0.22)	2.41	(1.05)	14.56	16.88
2003	(4)	9.95	(0.17)	3.64	—	13.42	34.88
2002	(4)	11.28	(0.19)	(0.25)	(0.89)	9.95	(5.23)
2001	(5)	16.90	(0.12)	(1.79)	(3.71)	11.28	(13.21)
Class C
2005	(3)	$15.28	$(0.02)	$(0.47)	$—	$14.79	(3.21)%
2005	(4)	15.60	(0.19)	3.02	(3.15)	15.28	19.58
2004	(4)	14.32	(0.24)	2.57	(1.05)	15.60	16.79
2003	(4)	10.62	(0.18)	3.88	—	14.32	34.84
2002	(4)	11.97	(0.20)	(0.26)	(0.89)	10.62	(5.09)
2001	(6)	11.72	—	0.25	—	11.97	2.13
Class R (7)
2005	(3)	$15.73	$(0.01)	$(0.48)	$—	$15.24	(3.11)%
2005	(4)	15.91	(0.08)	3.05	(3.15)	15.73	20.16
2004	(4)	14.49	(0.13)	2.60	(1.05)	15.91	17.60
2003	(4)	10.66	(0.09)	3.92	—	14.49	35.93
2002	(4)	11.94	(0.10)	(0.29)	(0.89)	10.66	(4.48)
2001	(5)	17.55	(0.01)	(1.89)	(3.71)	11.94	(12.52)
Class Y
2005	(3)	$16.57	$(0.01)	$(0.50)	$—	$16.06	(3.08)%
2005	(4)	16.54	(0.04)	3.22	(3.15)	16.57	20.73
2004	(4)	14.98	(0.09)	2.70	(1.05)	16.54	17.98
2003	(4)	11.00	(0.06)	4.04	—	14.98	36.18
2002	(4)	12.26	(0.07)	(0.30)	(0.89)	11.00	(4.19)
2001	(5)	17.92	—	(1.95)	(3.71)	12.26	(12.49)

  (1)  The financial highlights for the Small Cap Select Fund as set forth herein include the historical financial highlights of the Firstar Small Cap Core Equity Fund. The assets of the Firstar Fund were acquired by the First American Small Cap Select Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the
Firstar Fund were exchanged for Class A shares of the First American Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund,
(iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Institutional Class shares were exchanged for Class Y shares of the First American Fund.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1 to September 30 in the year indicated.

  (5)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (8)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Loss to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Small Cap Select (1) (2)
Class A
2005	(3)	$104,568	1.25%	(0.92)%	1.25%	(0.92)%	14%
2005	(4)	107,270	1.22	(0.53)	1.25	(0.56)	122
2004	(4)	97,775	1.21	(0.76)	1.24	(0.79)	116
2003	(4)	73,445	1.21	(0.73)	1.25	(0.77)	145
2002	(4)	33,586	1.21	(0.81)	1.25	(0.85)	171
2001	(5)	17,351	1.19	(0.24)	1.22	(0.27)	204
Class B
2005	(3)	$13,406	2.00%	(1.67)%	2.00%	(1.67)%	14%
2005	(4)	14,023	1.97	(1.28)	2.00	(1.31)	122
2004	(4)	13,050	1.96	(1.51)	1.99	(1.54)	116
2003	(4)	11,541	1.96	(1.48)	2.00	(1.52)	145
2002	(4)	4,613	1.96	(1.56)	2.00	(1.60)	171
2001	(5)	1,979	1.93	(0.99)	1.97	(1.03)	204
Class C
2005	(3)	$13,453	2.00%	(1.67)%	2.00%	(1.67)%	14%
2005	(4)	14,418	1.97	(1.28)	2.00	(1.31)	122
2004	(4)	13,841	1.96	(1.50)	1.99	(1.53)	116
2003	(4)	11,128	1.96	(1.47)	2.00	(1.51)	145
2002	(4)	3,096	1.96	(1.61)	2.02	(1.67)	171
2001	(6)	—	—	—	—	—	204
Class R (7)
2005	(3)	$333	1.50%	(1.14)%	1.65%	(1.29)%	14%
2005	(4)	312	1.47	(0.53)	1.65	(0.71)	122
2004	(4)	19	1.21	(0.81)	1.24	(0.84)	116
2003	(4)	11,627	1.21	(0.75)	1.25	(0.79)	145
2002	(4)	7,640	1.21	(0.80)	1.25	(0.84)	171
2001	(5)	3,721	1.07	(0.05)	1.14	(0.12)	204
Class Y
2005	(3)	$682,088	1.00%	(0.67)%	1.00%	(0.67)%	14%
2005	(4)	715,496	0.97	(0.28)	1.00	(0.31)	122
2004	(4)	770,981	0.96	(0.52)	0.99	(0.55)	116
2003	(4)	1,024,146	0.96	(0.48)	1.00	(0.52)	145
2002	(4)	403,027	0.96	(0.55)	1.00	(0.59)	171
2001	(5)	291,706	0.93	0.01	0.96	(0.02)	204

FIRST AMERICAN FUNDS Annual Report 2005

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (7)
Small Cap Value Fund (1)
Class A
2005	(2)	$16.78	$0.01	$(0.45)	$—	$—	$16.34	(2.62)%
2005	(3)	16.84	0.03	2.63	(0.06)	(2.66)	16.78	16.78
2004	(3)	14.28	0.03	3.13	(0.04)	(0.56)	16.84	22.70
2003	(3)	11.26	—	3.02	—	—	14.28	26.86
2002	(3)	13.40	(0.02)	(0.13)	—	(1.99)	11.26	(2.19)
2001	(3)	17.09	0.02	(0.97)	(0.05)	(2.69)	13.40	(6.36)
Class B
2005	(2)	$15.61	$—	$(0.42)	$—	$—	$15.19	(2.69)%
2005	(3)	15.92	(0.09)	2.47	(0.03)	(2.66)	15.61	15.90
2004	(3)	13.60	(0.08)	2.96	—	(0.56)	15.92	21.76
2003	(3)	10.80	(0.08)	2.88	—	—	13.60	25.93
2002	(3)	13.01	(0.11)	(0.11)	—	(1.99)	10.80	(2.91)
2001	(3)	16.76	(0.09)	(0.97)	—	(2.69)	13.01	(7.24)
Class C
2005	(2)	$15.82	$—	$(0.43)	$—	$—	$15.39	(2.72)%
2005	(3)	16.10	(0.09)	2.50	(0.03)	(2.66)	15.82	15.92
2004	(3)	13.74	(0.08)	3.00	—	(0.56)	16.10	21.83
2003	(3)	10.91	(0.09)	2.92	—	—	13.74	25.94
2002	(3)	13.13	(0.11)	(0.12)	—	(1.99)	10.91	(2.96)
2001	(3)	16.88	(0.10)	(0.95)	(0.01)	(2.69)	13.13	(7.08)
Class R (4)
2005	(2)	$16.74	$0.01	$(0.46)	$—	$—	$16.29	(2.69)%
2005	(3)	16.83	(0.01)	2.64	(0.06)	(2.66)	16.74	16.60
2004	(3)	14.27	0.03	3.12	(0.03)	(0.56)	16.83	22.69
2003	(3)	11.26	0.01	3.01	(0.01)	—	14.27	26.79
2002	(3)	13.40	(0.01)	(0.14)	—	(1.99)	11.26	(2.19)
2001	(5)	12.84	—	0.56	—	—	13.40	4.36
Class Y
2005	(2)	$17.06	$0.01	$(0.45)	$—	$—	$16.62	(2.58)%
2005	(3)	17.05	0.07	2.67	(0.07)	(2.66)	17.06	17.08
2004	(3)	14.44	0.08	3.16	(0.07)	(0.56)	17.05	23.02
2003	(3)	11.38	0.03	3.05	(0.02)	—	14.44	27.10
2002	(3)	13.48	0.02	(0.12)	(0.01)	(1.99)	11.38	(1.83)
2001	(3)	17.19	0.06	(1.00)	(0.08)	(2.69)	13.48	(6.25)
Small-Mid Cap Core Fund (1) (6)
Class A
2005	(2)	$8.31	$(0.01)	$(0.27)	$—	$—	$8.03	(3.37)%
2005	(3)	7.40	(0.07)	0.98	—	—	8.31	12.30
2004	(3)	7.05	(0.07)	0.42	—	—	7.40	4.96
2003	(3)	4.29	(0.03)	2.79	—	—	7.05	64.34
2002	(3)	6.36	(0.07)	(2.00)	—	—	4.29	(32.55)
2001	(3)	47.68	(0.15)	(33.55)	—	(7.62)	6.36	(83.30)
Class B
2005	(2)	$7.31	$(0.01)	$(0.24)	$—	$—	$7.06	(3.42)%
2005	(3)	6.55	(0.11)	0.87	—	—	7.31	11.60
2004	(3)	6.29	(0.11)	0.37	—	—	6.55	4.13
2003	(3)	3.86	(0.07)	2.50	—	—	6.29	62.95
2002	(3)	5.77	(0.11)	(1.80)	—	—	3.86	(33.10)
2001	(3)	44.40	(0.26)	(30.75)	—	(7.62)	5.77	(83.42)
Class C
2005	(2)	$7.97	$(0.01)	$(0.27)	$—	$—	$7.69	(3.51)%
2005	(3)	7.14	(0.12)	0.95	—	—	7.97	11.62
2004	(3)	6.86	(0.12)	0.40	—	—	7.14	4.08
2003	(3)	4.20	(0.07)	2.73	—	—	6.86	63.33
2002	(3)	6.28	(0.12)	(1.96)	—	—	4.20	(33.12)
2001	(3)	47.49	(0.26)	(33.33)	—	(7.62)	6.28	(83.43)
Class Y
2005	(2)	$8.63	$—	$(0.29)	$—	$—	$8.34	(3.36)%
2005	(3)	7.66	(0.05)	1.02	—	—	8.63	12.66
2004	(3)	7.28	(0.05)	0.43	—	—	7.66	5.22
2003	(3)	4.42	(0.01)	2.87	—	—	7.28	64.71
2002	(3)	6.53	(0.05)	(2.06)	—	—	4.42	(32.31)
2001	(3)	48.60	(0.11)	(34.34)	—	(7.62)	6.53	(83.26)

  (1)  Per share data calculated using average shares outstanding method.

  (2)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  For the period October 1 to September 30 in the year indicated.

  (4)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Small Cap Value Fund (1)
Class A
2005	(2)	$46,467	1.25%	0.78%	1.25%	0.78%	15%
2005	(3)	48,128	1.24	0.19	1.26	0.17	72
2004	(3)	43,192	1.23	0.21	1.25	0.19	34
2003	(3)	32,416	1.23	0.02	1.25	—	49
2002	(3)	27,205	1.23	(0.12)	1.26	(0.15)	37
2001	(3)	34,292	1.15	0.11	1.15	0.11	53
Class B
2005	(2)	$8,913	2.00%	0.03%	2.00%	0.03%	15%
2005	(3)	9,325	1.99	(0.56)	2.01	(0.58)	72
2004	(3)	9,901	1.98	(0.51)	2.00	(0.53)	34
2003	(3)	12,560	1.98	(0.73)	2.00	(0.75)	49
2002	(3)	12,008	1.98	(0.87)	2.01	(0.90)	37
2001	(3)	12,392	1.90	(0.64)	1.90	(0.64)	53
Class C
2005	(2)	$4,590	2.00%	0.03%	2.00%	0.03%	15%
2005	(3)	4,808	1.99	(0.56)	2.01	(0.58)	72
2004	(3)	4,609	1.98	(0.52)	2.00	(0.54)	34
2003	(3)	4,354	1.98	(0.74)	2.00	(0.76)	49
2002	(3)	4,873	1.98	(0.87)	2.01	(0.90)	37
2001	(3)	4,547	1.90	(0.65)	1.90	(0.65)	53
Class R (4)
2005	(2)	$4	1.50%	0.59%	1.65%	0.44%	15%
2005	(3)	4	1.49	(0.04)	1.66	(0.21)	72
2004	(3)	1	1.23	0.22	1.25	0.20	34
2003	(3)	1,351	1.23	0.04	1.25	0.02	49
2002	(3)	424	1.24	(0.11)	1.27	(0.14)	37
2001	(5)	—	—	—	—	—	53
Class Y
2005	(2)	$348,166	1.00%	1.03%	1.00%	1.03%	15%
2005	(3)	363,261	0.99	0.44	1.01	0.42	72
2004	(3)	367,774	0.98	0.50	1.00	0.48	34
2003	(3)	428,846	0.98	0.27	1.00	0.25	49
2002	(3)	368,092	0.98	0.13	1.01	0.10	37
2001	(3)	434,097	0.90	0.37	0.90	0.37	53
Small-Mid Cap Core Fund (1) (6)
Class A
2005	(2)	$22,339	1.34%	(0.86)%	1.34%	(0.86)%	80%
2005	(3)	23,016	1.42	(0.83)	1.50	(0.91)	197
2004	(3)	27,356	1.23	(0.86)	1.28	(0.91)	51
2003	(3)	27,936	1.23	(0.52)	1.29	(0.58)	110
2002	(3)	18,267	1.23	(0.89)	1.70	(1.36)	288
2001	(3)	29,084	1.15	(0.88)	1.22	(0.95)	269
Class B
2005	(2)	$10,054	2.09%	(1.61)%	2.09%	(1.61)%	80%
2005	(3)	10,685	2.17	(1.59)	2.25	(1.67)	197
2004	(3)	13,445	1.98	(1.60)	2.03	(1.65)	51
2003	(3)	16,016	1.98	(1.26)	2.04	(1.32)	110
2002	(3)	11,190	1.98	(1.64)	2.45	(2.11)	288
2001	(3)	15,974	1.90	(1.63)	1.97	(1.70)	269
Class C
2005	(2)	$4,253	2.09%	(1.61)%	2.09%	(1.61)%	80%
2005	(3)	4,485	2.17	(1.59)	2.25	(1.67)	197
2004	(3)	6,000	1.98	(1.60)	2.03	(1.65)	51
2003	(3)	7,056	1.98	(1.25)	2.04	(1.31)	110
2002	(3)	5,064	1.98	(1.64)	2.45	(2.11)	288
2001	(3)	9,010	1.90	(1.63)	1.98	(1.71)	269
Class Y
2005	(2)	$31,381	1.09%	(0.61)%	1.09%	(0.61)%	80%
2005	(3)	33,537	1.17	(0.58)	1.25	(0.66)	197
2004	(3)	43,758	0.98	(0.60)	1.03	(0.65)	51
2003	(3)	59,817	0.98	(0.24)	1.04	(0.30)	110
2002	(3)	44,134	0.98	(0.64)	1.45	(1.11)	288
2001	(3)	59,653	0.90	(0.62)	0.96	(0.67)	269

  (5)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  The financial highlights for Small-Mid Cap Core Fund as set forth herein include the historical financial highlights of the First American
Technology Fund. Effective October 3, 2005, the fund's name and strategy changed.

  (7)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Mid Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 97.4%
Consumer Discretionary – 16.5%
Chico's FAS*	225,250	$8,906
Coach*	486,770	15,664
Coldwater Creek* (a)	975,284	26,323
Fortune Brands	234,730	17,832
Gaylord Entertainment* (a)	288,030	11,371
Harman International Industries (a)	234,830	23,450
Harrah's Entertainment	319,540	19,326
Scientific Games, Class A* (a)	1,453,000	43,532
Starwood Hotels & Resorts Worldwide (a)	350,100	20,456
Station Casinos (a)	528,320	33,865
Texas Roadhouse, Class A* (a)	1,440,078	22,667
XM Satellite* (a)	677,350	19,528
		262,920
Consumer Staples – 2.7%
Corn Products International (a)	778,500	18,536
Hershey Foods (a)	426,470	24,236
		42,772
Energy – 10.7%
Apache	195,214	12,461
BJ Services (a)	532,420	18,502
Chesapeake Energy (a)	251,950	8,088
National-Oilwell*	389,510	24,333
Newfield Exploration*	572,230	25,939
Smith International (a)	213,740	6,925
Southwestern Energy*	107,330	7,786
Valero Energy	100,208	10,546
Weatherford International* (a)	528,470	33,082
XTO Energy	497,586	21,625
		169,287
Financials – 5.4%
Ameritrade Holding* (a)	838,619	17,636
Bear Stearns (a)	268,430	28,400
Calamos Asset Management (a)	344,300	8,363
Chicago Mercantile Exchage (a)	33,130	12,097
Legg Mason (a)	180,730	19,394
		85,890
Health Care – 18.9%
Aetna	256,710	22,734
American Healthways* (a)	390,420	15,835
C.R. Bard	97,870	6,105
Caremark Rx*	348,160	18,244
Cooper (a)	236,350	16,270
Coventry Health Care*	401,925	21,700
DENTSPLY International (a)	679,500	37,468
Endo Pharmaceuticals*	458,550	12,344
Fisher Scientific International* (a)	317,250	17,925
PerkinElmer	2,093,950	46,214
Quest Diagnostics (a)	329,390	15,386
Sierra Health Services* (a)	249,440	18,708
Thermo Electron* (a)	1,275,770	38,516
Zimmer Holdings* (a)	206,630	13,177
		300,626
Industrials – 19.1%
Dun & Bradstreet*	655,390	41,499
Dycom Industries* (a)	827,840	16,499
Hexcel* (a)	426,130	6,741
Kennametal (a)	350,930	17,936

Mid Cap Growth Opportunities Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
L-3 Communications Holdings (a)	447,140	$34,796
Monster Worldwide* (a)	1,088,730	35,721
MSC Industrial Direct	736,950	28,137
Pentair	372,960	12,117
Precision Castparts	399,900	18,939
Republic Services	688,755	24,348
Roper Industries (a)	519,300	19,578
Stericycle* (a)	282,150	16,241
Toro	357,430	13,050
UTI Worldwide (a)	216,486	18,518
		304,120
Information Technology – 24.1%
Adobe Systems (a)	1,401,780	45,207
Altera* (a)	850,280	14,157
Amphenol, Class A	612,190	24,469
Apple Computer* (a)	276,790	15,940
Autodesk (a)	360,150	16,254
Broadcom, Class A* (a)	455,760	19,352
Cogent* (a)	554,330	14,717
Cognizant Technology Solutions* (a)	508,160	22,349
Cognos* (a)	471,430	17,693
F5 Networks* (a)	183,250	9,535
Freescale Semiconductor* (a)	347,230	8,226
Hyperion Solutions* (a)	337,760	16,334
Linear Technology	790,470	26,252
Macromedia*	213,030	9,356
Marvell Technology Group* (a)	224,270	10,408
MEMC Electronic Materials* (a)	1,036,950	18,603
Microchip Technology	765,520	23,096
National Semiconductor (a)	737,470	16,689
NCR* (a)	816,310	24,669
Paychex (a)	422,740	16,385
Research in Motion* (a)	208,870	12,843
		382,534
Total Common Stocks (Cost $1,293,271)		1,548,149
Short-Term Investments – 1.5%
First American Prime Obligations Fund, Class Z (b) (Cost $23,139)	23,138,676	23,139
Investments Purchased with Proceeds from Securities Lending (c) – 38.3%
(Cost $609,013)		609,013
Total Investments – 137.2% (Cost $1,925,423)		2,180,301
Other Assets and Liabilities, Net – (37.2)%		(591,353)
Total Net Assets – 100.0%		$1,588,948

*  Non-income producing security

(a)  This security or a portion of this security is out on loan at October 31, 2005. Total loaned securities had a market value of $603,509,844 at October 31, 2005. See note 2 in Notes to Financial Statements.

(b)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(c)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Mid Cap Value Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 97.5%
Consumer Discretionary – 13.0%
Black & Decker (a)	92,930	$7,632
BorgWarner	149,780	8,686
Darden Restaurants (a)	282,070	9,145
Federated Department Stores	163,960	10,062
Fortune Brands	109,930	8,351
Harrah's Entertainment	109,560	6,626
Liz Claiborne (a)	191,030	6,724
Office Depot*	310,550	8,549
Pulte Homes	250,000	9,448
Sherwin Williams (a)	289,900	12,335
		87,558
Consumer Staples – 7.2%
Archer-Daniels-Midland	456,600	11,127
Kroger*	906,490	18,039
Molson Coors Brewing (a)	79,330	4,895
Pepsi Bottling (a)	267,480	7,605
Pilgrim's Pride (a)	205,410	6,466
		48,132
Energy – 7.3%
BJ Services (a)	194,400	6,755
GlobalSantaFe (a)	152,760	6,806
Kerr-McGee	74,260	6,315
National-Oilwell*	104,390	6,521
Newfield Exploration*	320,370	14,522
Noble Energy	200,160	8,016
		48,935
Financials (b) – 27.4%
ACE	267,090	13,915
Ambac Financial Group (a)	99,530	7,056
AON	285,410	9,661
Astoria Financial	241,830	6,759
Bear Stearns (a)	151,180	15,995
Boston Properties (a)	120,560	8,345
CIT Group	152,760	6,986
Comerica	200,660	11,594
Cullen/Frost Bankers	173,150	9,146
Developers Diversified Realty (a)	181,640	7,934
Equity Office Properties Trust (a)	249,770	7,693
Genworth Financial (a)	470,980	14,925
KeyCorp (a)	281,410	9,073
Marshall & Ilsley (a)	218,630	9,392
MGIC Investment (a)	132,080	7,824
Northern Trust (a)	167,410	8,973
Principal Financial Group (a)	66,930	3,322
Synovus Financial	280,200	7,697
Vornado Realty Trust (a)	86,150	6,978
W.R. Berkley	251,692	10,999
		184,267
Health Care – 6.0%
CIGNA	105,350	12,207
Community Health Systems* (a)	271,050	10,059
Health Net* (a)	169,930	7,960
PerkinElmer	466,880	10,304
		40,530

Mid Cap Value Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Industrials – 9.2%
American Standard	194,690	$7,406
Eaton (a)	165,550	9,739
Joy Global (a)	144,365	6,622
Kennametal	210,950	10,782
Norfolk Southern	416,590	16,747
Republic Services	299,150	10,575
		61,871
Information Technology – 8.8%
Amphenol, Class A	146,590	5,859
Arrow Electronics* (a)	410,910	12,126
Electronic Data Systems	305,560	7,123
Harris	167,420	6,881
Ingram Micro*	570,150	10,320
Lucent Technologies* (a)	1,098,920	3,132
National Semiconductor (a)	303,970	6,879
Xerox* (a)	516,200	7,005
		59,325
Materials – 6.8%
Ashland (a)	126,110	6,748
Eastman Chemical (a)	139,590	7,365
Engelhard	303,950	8,267
Lyondell Chemical (a)	294,000	7,879
Phelps Dodge (a)	62,670	7,550
Rohm & Haas (a)	178,800	7,783
		45,592
Utilities – 11.8%
Alliant Energy	194,050	5,133
Constellation Energy	262,370	14,378
DPL (a)	155,640	4,011
DTE Energy (a)	111,710	4,826
Edison International	248,020	10,853
PG&E (a)	317,200	11,540
PNM Resources	200,270	5,077
PPL	435,390	13,645
Sempra Energy	77,240	3,422
Wisconsin Energy (a)	177,360	6,710
		79,595
Total Common Stocks (Cost $572,584)		655,805

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Mid Cap Value Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Short-Term Investments – 2.6%
First American Prime Obligations Fund, Class Z (c) (Cost $17,341)	17,341,190	$17,341
Investments Purchased with Proceeds from Securities Lending (d) – 31.6%
(Cost $212,246)		212,246
Total Investments – 131.7% (Cost $802,171)		885,392
Other Assets and Liabilities, Net – (31.7)%		(213,363)
Total Net Assets – 100.0%		$672,029

*  Non-income producing security

(a)  This security or a portion of this security is out on loan at October 31, 2005. Total loaned securities had a market value of $207,720,075 at October 31, 2005. See note 2 in Notes to Financial Statements.

(b)  The fund significantly invested in this industry and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

(c)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations. See note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Statements of Assets and Liabilities October 31, 2005, in thousands, except for per share data

	Mid Cap Growth Opportunities Fund	Mid Cap Value Fund
ASSETS:
Investments in unaffliated securities, at value* (cost: $1,293,271 and $572,584, respectively) (note 2)	$1,548,149	$655,805
Investments in affliated money market fund, at value (cost: $23,139 and $17,341, respectively) (note 2)	23,139	17,341
Investments purchased with proceeds from securities lending (cost: $609,013 and $212,246, respectively) (note 2)	609,013	212,246
Cash**	7,845	244
Receivable for dividends and interest	531	338
Receivable for investment securities sold	27,606	28,557
Receivable for capital shares sold	1,934	1,082
Prepaid expenses and other assets	58	50
Total assets	2,218,275	915,663
LIABILITIES:
Payable for investment securities purchased	16,173	29,932
Payable upon return of securities loaned (note 2)	609,714	212,490
Payable for capital shares redeemed	2,007	619
Payable to affiliates (note 3)	1,300	545
Payable for distribution and shareholder servicing fees	94	26
Accrued expenses and other liabilities	39	22
Total liabilities	629,327	243,634
Net assets	$1,588,948	$672,029
COMPOSITION OF NET ASSETS:
Portfolio capital	$1,217,823	$553,714
Undistributed (distributions in excess of) net investment income	(1)	186
Accumulated net realized gain on investments	116,248	34,908
Net unrealized appreciation of investments	254,878	83,221
Net assets	$1,588,948	$672,029
* Including securities loaned, at value	$603,510	$207,720
** Includes cash collateral received related to securities loaned (note 2)	$701	$244
Class A:
Net assets	$314,830	$56,125
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	7,722	2,334
Net asset value and redemption price per share	$40.77	$24.04
Maximum offering price per share (1)	$43.14	$25.44
Class B:
Net assets	$14,586	$9,252
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	383	400
Net asset value, offering price and redemption price per share (2)	$38.12	$23.12
Class C:
Net assets	$15,435	$7,439
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	391	316
Net asset value, offering price and redemption price per share (2)	$39.46	$23.57
Class R:
Net assets	$5,502	$785
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	135	33
Net asset value, offering price, and redemption price per share	$40.61	$24.00
Class Y:
Net assets	$1,238,595	$598,428
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	29,065	24,785
Net asset value, offering price, and redemption price per share	$42.61	$24.14

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

FIRST AMERICAN FUNDS Annual Report 2005

Statements of Operations

	Mid Cap Growth Opportunities Fund		Mid Cap Value Fund
One-Month	Year Period Ended 10/31/05	One-Month Ended 9/30/05	Year Period Ended 10/31/05	Ended 9/30/05
INVESTMENT INCOME:
Dividends from affiliated money market fund	$134	$916	$49	$328
Dividends from unaffiliated securities	514	6,858	359	9,742
Less: Foreign taxes withheld	—	(5)	—	(6)
Securities lending income	34	495	11	166
Total investment income	682	8,264	419	10,230
EXPENSES (note 3):
Investment advisory fees	942	10,195	397	4,051
Transfer agent fees	179	955	72	387
Administration fees	172	2,931	73	1,163
Custodian fees	7	126	3	49
Professional fees	5	91	2	48
Registration fees	4	40	4	41
Postage and printing fees	3	76	1	31
Directors' fees	3	34	1	13
Other expenses	3	30	1	14
Distribution and shareholder servicing fees – Class A	66	549	12	87
Distribution and shareholder servicing fees – Class B	12	132	8	101
Distribution and shareholder servicing fees – Class C	14	144	6	46
Distribution and shareholder servicing fees – Class R	2	7	— (1)	1
Total expenses	1,412	15,310	580	6,032
Less: Fee waivers (note 3)	(1)	(478)	—	(231)
Total net expenses	1,411	14,832	580	5,801
Investment income (loss) – net	(729)	(6,568)	(161)	4,429
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Net realized gain on investments	33,519	180,742	4,915	88,747
Net change in unrealized appreciation or depreciation of investments	(63,233)	166,265	(27,884)	30,399
Net gain (loss) on investments	(29,714)	347,007	(22,969)	119,146
Net increase (decrease) in net assets resulting from operations	$(30,443)	$340,439	$(23,130)	$123,575

  (1)  Due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Statements of Changes in Net Assets in thousands

	Mid Cap Growth Opportunities Fund			Mid Cap Value Fund
	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04
OPERATIONS:
Investment income (loss) – net	$(729)	$(6,568)	$(8,420)	$(161)	$4,429	$2,640
Net realized gain on investments	33,519	180,742	222,462	4,915	88,747	47,402
Net change in unrealized appreciation or depreciation of investments	(63,233)	166,265	10,165	(27,884)	30,399	37,910
Net increase (decrease) in net assets resulting from operations	(30,443)	340,439	224,207	(23,130)	123,575	87,952
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	—	—	—	(164)	(65)
Class B	—	—	—	—	(1)	(4)
Class C	—	—	—	—	—	(1)
Class R	—	—	—	—	—	(3)
Class Y	—	—	—	—	(3,591)	(2,029)
Net realized gain on investments:
Class A	—	(26,799)	(4,797)	—	—	—
Class B	—	(1,832)	(306)	—	—	—
Class C	—	(1,996)	(393)	—	—	—
Class R	—	(2)	(322)	—	—	—
Class Y	—	(164,469)	(34,963)	—	—	—
Tax return of capital:
Class A	—	—	—	—	—	(2)
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class R	—	—	—	—	—	—
Class Y	—	—	—	—	—	(55)
Total distributions	—	(195,098)	(40,781)	—	(3,756)	(2,159)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	7,177	141,968	29,575	4,466	29,979	13,198
Reinvestment of distributions	—	25,770	4,705	—	156	65
Payments for redemptions	(4,287)	(44,583)	(35,852)	(866)	(11,836)	(5,352)
Increase (decrease) in net assets from Class A transactions	2,890	123,155	(1,572)	3,600	18,299	7,911
Class B:
Proceeds from sales	139	3,307	2,328	84	2,023	1,051
Reinvestment of distributions	—	1,767	291	—	1	4
Payments for redemptions	(186)	(2,148)	(1,842)	(662)	(3,940)	(3,446)
Increase (decrease) in net assets from Class B transactions	(47)	2,926	777	(578)	(1,916)	(2,391)
Class C:
Proceeds from sales	445	6,924	1,776	427	4,164	1,189
Reinvestment of distributions	—	1,992	392	—	—	1
Payments for redemptions	(1,748)	(5,357)	(4,056)	(165)	(994)	(1,405)
Increase (decrease) in net assets from Class C transactions	(1,303)	3,559	(1,888)	262	3,170	(215)
Class R:
Proceeds from sales	198	5,771	1,017	421	366	776
Reinvestment of distributions	—	2	285	—	—	2
Payments for redemptions	(94)	(481)	(13,131)	(5)	(5)	(1,919)
Increase (decrease) in net assets from Class R transactions	104	5,292	(11,829)	416	361	(1,141)
Class Y:
Proceeds from sales	9,636	217,915	142,884	6,506	155,251	101,305
Reinvestment of distributions	—	131,612	29,145	—	2,282	1,435
Payments for redemptions	(20,617)	(366,059)	(316,100)	(8,542)	(79,482)	(79,863)
Increase (decrease) in net assets from Class Y transactions	(10,981)	(16,532)	(144,071)	(2,036)	78,051	22,877
Increase (decrease) in net assets from capital share transactions	(9,337)	118,400	(158,583)	1,664	97,965	27,041
Total increase (decrease) in net assets	(39,780)	263,741	24,843	(21,466)	217,784	112,834
Net assets at beginning of period	1,628,728	1,364,987	1,340,144	693,495	475,711	362,877
Net assets at end of period	$1,588,948	$1,628,728	$1,364,987	$672,029	$693,495	$475,711
Undistributed (distributions in excess of) net investment income at end of period	$(1)	$(1)	$(2)	$186	$186	$153

FIRST AMERICAN FUNDS Annual Report 2005

Financial Highlights For a share outstanding throughout the indicated period.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (9)
Mid Cap Growth Opportunities (1)
Class A
2005	(2) (3)	$41.55	$(0.02)	$(0.76)	$—	$40.77	(1.88)%
2005	(3) (4)	38.19	(0.24)	9.65	(6.05)	41.55	26.25
2004	(3) (4)	33.68	(0.30)	5.88	(1.07)	38.19	16.88
2003	(3) (4)	26.45	(0.18)	7.41	—	33.68	27.33
2002	(4)	28.33	(0.11)	(1.77)	—	26.45	(6.64)
2001	(3) (5)	54.63	(0.06)	(8.40)	(17.84)	28.33	(20.00)
Class B
2005	(2) (3)	$38.87	$(0.05)	$(0.70)	$—	$38.12	(1.93)%
2005	(3) (4)	36.31	(0.51)	9.12	(6.05)	38.87	25.29
2004	(3) (4)	32.30	(0.55)	5.63	(1.07)	36.31	16.03
2003	(3) (4)	25.56	(0.39)	7.13	—	32.30	26.37
2002	(4)	27.59	(0.18)	(1.85)	—	25.56	(7.36)
2001	(3) (5)	53.97	(0.29)	(8.25)	(17.84)	27.59	(20.60)
Class C
2005	(2) (3)	$40.23	$(0.05)	$(0.72)	$—	$39.46	(1.91)%
2005	(3) (4)	37.40	(0.53)	9.41	(6.05)	40.23	25.27
2004	(3) (4)	33.24	(0.57)	5.80	(1.07)	37.40	16.03
2003	(3) (4)	26.29	(0.40)	7.35	—	33.24	26.43
2002	(4)	28.33	(0.10)	(1.94)	—	26.29	(7.20)
2001	(3) (6)	27.40	—	0.93	—	28.33	3.39
Class R (7)
2005	(2) (3)	$41.40	$(0.03)	$(0.76)	$—	$40.61	(1.91)%
2005	(3) (4)	38.15	(0.31)	9.61	(6.05)	41.40	25.95
2004	(3) (4)	33.66	(0.30)	5.86	(1.07)	38.15	16.83
2003	(3) (4)	26.43	(0.17)	7.40	—	33.66	27.36
2002	(4)	28.29	(0.07)	(1.79)	—	26.43	(6.58)
2001	(3) (8)	35.75	(0.06)	(7.40)	—	28.29	(20.87)
Class Y
2005	(2) (3)	$43.42	$(0.02)	$(0.79)	$—	$42.61	(1.86)%
2005	(3) (4)	39.58	(0.16)	10.05	(6.05)	43.42	26.57
2004	(3) (4)	34.78	(0.21)	6.08	(1.07)	39.58	17.18
2003	(3) (4)	27.25	(0.09)	7.62	—	34.78	27.68
2002	(4)	29.11	(0.05)	(1.81)	—	27.25	(6.39)
2001	(3) (5)	55.52	0.02	(8.59)	(17.84)	29.11	(19.84)

  (1)  The financial highlights for the Mid Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar Mid Cap Core Equity Fund.
The assets of the Firstar Fund were acquired by the First American Mid Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition,
(i) Class A shares of the Fistar Mid Cap Core Equity Fund were exchanged for Class A shares of the First American Mid Cap Growth Opportunities Fund, (ii) Firstar
Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.

  (2)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Per share data calculated using average shares outstanding method.

  (4)  For the period October 1 to September 30 in the year indicated.

  (5)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year-end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (8)  For the period from December 11, 2000, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (9)  Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Mid Cap Growth Opportunities (1)
Class A
2005	(2) (3)	$314,830	1.23%	(0.72)%	1.23%	(0.72)%	9%
2005	(3) (4)	317,906	1.21	(0.62)	1.24	(0.65)	107
2004	(3) (4)	173,436	1.20	(0.79)	1.24	(0.83)	135
2003	(3) (4)	154,499	1.20	(0.58)	1.25	(0.63)	145
2002	(4)	75,002	1.20	(0.34)	1.26	(0.40)	162
2001	(3) (5)	82,043	1.20	(0.19)	1.22	(0.21)	204
Class B
2005	(2) (3)	$14,586	1.98%	(1.47)%	1.98%	(1.47)%	9%
2005	(3) (4)	14,922	1.96	(1.40)	1.99	(1.43)	107
2004	(3) (4)	10,974	1.95	(1.54)	1.99	(1.58)	135
2003	(3) (4)	9,055	1.95	(1.33)	2.00	(1.38)	145
2002	(4)	4,227	1.95	(1.08)	2.01	(1.14)	162
2001	(3) (5)	2,606	1.94	(0.95)	1.97	(0.98)	204
Class C
2005	(2) (3)	$15,435	1.98%	(1.47)%	1.98%	(1.47)%	9%
2005	(3) (4)	17,079	1.96	(1.40)	1.99	(1.43)	107
2004	(3) (4)	12,356	1.95	(1.54)	1.99	(1.58)	135
2003	(3) (4)	12,649	1.95	(1.33)	2.00	(1.38)	145
2002	(4)	1,136	1.95	(1.07)	2.01	(1.13)	162
2001	(3) (6)	—	—	—	—	—	204
Class R (7)
2005	(2) (3)	$5,502	1.48%	(0.97)%	1.63%	(1.12)%	9%
2005	(3) (4)	5,501	1.46	(0.77)	1.64	(0.95)	107
2004	(3) (4)	1	1.20	(0.81)	1.24	(0.85)	135
2003	(3) (4)	10,284	1.20	(0.56)	1.25	(0.61)	145
2002	(4)	5,869	1.20	(0.33)	1.26	(0.39)	162
2001	(3) (8)	1,484	1.19	(0.24)	1.23	(0.28)	204
Class Y
2005	(2) (3)	$1,238,595	0.98%	(0.47)%	0.98%	(0.47)%	9%
2005	(3) (4)	1,273,320	0.96	(0.40)	0.99	(0.43)	107
2004	(3) (4)	1,168,220	0.95	(0.54)	0.99	(0.58)	135
2003	(3) (4)	1,153,657	0.95	(0.30)	1.00	(0.35)	145
2002	(4)	477,210	0.95	(0.08)	1.01	(0.14)	162
2001	(3) (5)	406,349	0.95	0.06	0.97	0.04	204

FIRST AMERICAN FUNDS Annual Report 2005

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Return of Capital	Net Asset Value End of Period	Total Return (7)
Mid Cap Value Fund (1)
Class A
2005	(2)	$24.88	$(0.01)	$(0.83)	$—	$—	$24.04	(3.38)%
2005	(3)	20.09	0.13	4.76	(0.10)	—	24.88	24.38
2004	(3)	16.30	0.08	3.77	(0.06)	— (6)	20.09	23.65
2003	(3)	13.29	0.18	2.96	(0.12)	(0.01)	16.30	23.71
2002	(3)	13.74	0.13	(0.44)	(0.10)	(0.04)	13.29	(2.41)
2001	(3)	14.62	0.10	(0.88)	(0.10)	—	13.74	(5.41)
Class B
2005	(2)	$23.94	$(0.02)	$(0.80)	$—	$—	$23.12	(3.43)%
2005	(3)	19.39	(0.05)	4.60	—	—	23.94	23.47
2004	(3)	15.81	(0.06)	3.65	(0.01)	— (6)	19.39	22.69
2003	(3)	12.92	0.07	2.87	(0.04)	(0.01)	15.81	22.84
2002	(3)	13.37	0.01	(0.41)	(0.01)	(0.04)	12.92	(3.07)
2001	(3)	14.28	(0.01)	(0.88)	(0.02)	—	13.37	(6.21)
Class C
2005	(2)	$24.40	$(0.02)	$(0.81)	$—	$—	$23.57	(3.40)%
2005	(3)	19.77	(0.03)	4.66	—	—	24.40	23.43
2004	(3)	16.12	(0.06)	3.72	(0.01)	— (6)	19.77	22.69
2003	(3)	13.17	0.07	2.93	(0.04)	(0.01)	16.12	22.84
2002	(3)	13.63	0.01	(0.43)	—	(0.04)	13.17	(3.09)
2001	(3)	14.55	(0.01)	(0.89)	(0.02)	—	13.63	(6.17)
Class R (4)
2005	(2)	$24.83	$(0.01)	$(0.82)	$—	$—	$24.00	(3.34)%
2005	(3)	20.09	0.12	4.70	(0.08)	—	24.83	24.04
2004	(3)	16.31	0.07	3.76	(0.05)	— (6)	20.09	23.51
2003	(3)	13.29	0.16	2.99	(0.12)	(0.01)	16.31	23.80
2002	(3)	13.74	0.13	(0.44)	(0.10)	(0.04)	13.29	(2.40)
2001	(5)	13.31	0.01	0.42	—	—	13.74	3.23
Class Y
2005	(2)	$24.98	$—	$(0.84)	$—	$—	$24.14	(3.36)%
2005	(3)	20.17	0.18	4.78	(0.15)	—	24.98	24.68
2004	(3)	16.36	0.12	3.79	(0.10)	— (6)	20.17	23.95
2003	(3)	13.33	0.21	2.98	(0.15)	(0.01)	16.36	24.06
2002	(3)	13.77	0.17	(0.44)	(0.13)	(0.04)	13.33	(2.12)
2001	(3)	14.68	0.14	(0.92)	(0.13)	—	13.77	(5.37)

  (1)  Per share data calculated using average shares outstanding method.

  (2)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  For the period October 1 to September 30 in the year indicated.

  (4)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (5)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  Includes a tax return of capital less than $0.01.

  (7)  Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Mid Cap Value Fund (1)
Class A
2005	(2)	$56,125	1.23%	(0.48)%	1.23%	(0.48)%	10%
2005	(3)	54,360	1.21	0.59	1.25	0.55	101
2004	(3)	28,561	1.20	0.41	1.25	0.36	83
2003	(3)	16,598	1.20	1.21	1.25	1.16	102
2002	(3)	13,083	1.20	0.83	1.26	0.77	90
2001	(3)	13,583	1.15	0.67	1.15	0.67	104
Class B
2005	(2)	$9,252	1.98%	(1.25)%	1.98%	(1.25)%	10%
2005	(3)	10,157	1.96	(0.21)	2.00	(0.25)	101
2004	(3)	9,928	1.95	(0.35)	2.00	(0.40)	83
2003	(3)	10,154	1.95	0.50	2.00	0.45	102
2002	(3)	10,410	1.95	0.08	2.01	0.02	90
2001	(3)	11,311	1.90	(0.08)	1.90	(0.08)	104
Class C
2005	(2)	$7,439	1.98%	(1.24)%	1.98%	(1.24)%	10%
2005	(3)	7,426	1.96	(0.15)	2.00	(0.19)	101
2004	(3)	3,342	1.95	(0.33)	2.00	(0.38)	83
2003	(3)	2,916	1.95	0.51	2.00	0.46	102
2002	(3)	3,207	1.95	0.08	2.01	0.02	90
2001	(3)	3,312	1.90	(0.04)	1.90	(0.04)	104
Class R (4)
2005	(2)	$785	1.47%	(0.69)%	1.62%	(0.84)%	10%
2005	(3)	380	1.46	0.52	1.65	0.33	101
2004	(3)	1	1.20	0.37	1.25	0.32	83
2003	(3)	966	1.20	1.07	1.25	1.02	102
2002	(3)	158	1.20	0.87	1.26	0.81	90
2001	(5)	44	0.85	5.19	0.85	5.19	104
Class Y
2005	(2)	$598,428	0.98%	(0.24)%	0.98%	(0.24)%	10%
2005	(3)	621,172	0.96	0.80	1.00	0.76	101
2004	(3)	433,879	0.95	0.66	1.00	0.61	83
2003	(3)	332,243	0.95	1.45	1.00	1.40	102
2002	(3)	259,990	0.95	1.08	1.01	1.02	90
2001	(3)	291,932	0.90	0.92	0.90	0.92	104

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Large Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 99.1%
Consumer Discretionary – 14.6%
Coach*	224,920	$7,238
Harrah's Entertainment	72,910	4,410
Lowe's (a)	445,230	27,057
McGraw-Hill	245,560	12,018
Nike, Class B (a)	120,440	10,123
Omnicom Group (a)	207,400	17,206
Staples	812,245	18,462
Starbucks*	373,840	10,572
Station Casinos (a)	188,880	12,107
Target (a)	447,210	24,905
		144,098
Consumer Staples – 7.5%
Altria Group	143,240	10,750
PepsiCo	457,520	27,030
Procter & Gamble	645,984	36,169
		73,949
Energy – 3.9%
Apache	200,400	12,792
ConocoPhillips	115,250	7,535
Exxon Mobil	123,240	6,919
Halliburton (a)	96,770	5,719
National-Oilwell Varco*	86,880	5,427
		38,392
Financials – 10.8%
Allstate	197,920	10,448
American Express	355,610	17,699
American International Group	232,100	15,040
Capital One Financial (a)	79,300	6,055
Goldman Sachs Group (a)	180,870	22,857
Legg Mason	85,550	9,180
Lehman Brothers Holdings (a)	67,980	8,135
Wells Fargo	280,320	16,875
		106,289
Health Care – 21.3%
Aetna	242,760	21,499
Alcon* (a)	88,180	11,719
Amgen* (a)	321,660	24,369
Caremark Rx*	302,356	15,843
Genentech* (a)	135,190	12,248
Johnson & Johnson	448,660	28,095
Medtronic	400,010	22,665
PacifiCare Health Systems*	93,670	7,715
PerkinElmer	445,400	9,830
St. Jude Medical*	356,140	17,120
Teva Pharmaceutical Industries, ADR (a)	222,020	8,463
UnitedHealth Group (a)	332,660	19,258
Zimmer Holdings* (a)	164,899	10,516
		209,340
Industrials – 11.0%
Danaher (a)	223,650	11,652
Dun & Bradstreet*	135,690	8,592
General Electric	996,490	33,791
Pentair	231,920	7,535
United Parcel Service, Class B	278,760	20,333
United Technologies	359,240	18,422
UTi Worldwide (a)	89,382	7,646
		107,971

Large Cap Growth Opportunities Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Information Technology (b) – 28.5%
Adobe Systems (a)	449,480	$14,496
Amphenol, Class A	263,280	10,523
Apple Computer* (a)	275,690	15,877
Autodesk (a)	170,530	7,696
Corning*	612,810	12,311
Dell*	482,950	15,396
eBay* (a)	431,440	17,085
EMC*	980,910	13,694
Google* (a)	49,480	18,413
Hewlett-Packard	360,150	10,099
Intel	973,800	22,884
Linear Technology	217,850	7,235
Marvell Technology Group* (a)	116,510	5,407
Microchip Technology (a)	279,660	8,437
Microsoft	978,290	25,142
Motorola (a)	792,190	17,555
NCR*	173,230	5,235
Paychex (a)	228,210	8,845
QUALCOMM	202,900	8,067
Research in Motion* (a)	111,910	6,881
Texas Instruments (a)	766,830	21,893
Yahoo!* (a)	192,510	7,117
		280,288
Materials – 1.5%
Dow Chemical	324,870	14,899
Total Common Stocks (Cost $872,499)		975,226
Short-Term Investments – 2.4%
First American Prime Obligations Fund, Class Z (c) (Cost $23,774)	23,773,810	23,774
Investments Purchased with Proceeds from Securities Lending (d) – 26.1%
(Cost $257,330)		257,330
Total Investments – 127.6% (Cost $1,153,603)		1,256,330
Other Assets and Liabilities, Net – (27.6)%		(271,546)
Total Net Assets – 100.0%		$984,784

*   Non-income producing security

(a)  This security or a portion of this security is out on loan at October 31, 2005. Total loaned securities had a market value of $254,856,194 at October 31, 2005. See note 2 in Notes to Financial Statements.

(b)  The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

(c)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations. See note 2 in Notes in Financial Statements.

ADR – American Depository Receipt

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Large Cap Select Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 97.1%
Consumer Discretionary – 10.1%
Coach*	110,800	$3,566
Harrah's Entertainment	64,500	3,901
J.C. Penney (a)	110,400	5,652
Omnicom Group (a)	68,910	5,717
Sherwin Williams (a)	158,130	6,728
Station Casinos (a)	57,530	3,688
Time Warner	318,814	5,684
		34,936
Consumer Staples – 7.7%
PepsiCo	113,467	6,704
Procter & Gamble	159,368	8,923
Wal-Mart Stores (a)	237,700	11,246
		26,873
Energy – 8.2%
Amerada Hess (a)	29,090	3,639
Apache	115,576	7,377
ConocoPhillips	112,910	7,382
Exxon Mobil	56,860	3,192
Halliburton (a)	52,856	3,124
National-Oilwell Varco*	60,600	3,786
		28,500
Financials – 21.3%
ACE	152,644	7,953
Allstate	94,225	4,974
American International Group	165,030	10,694
Bank of America (a)	300,978	13,165
Capital One Financial (a)	51,914	3,964
Goldman Sachs Group (a)	91,547	11,569
Lehman Brothers Holdings (a)	75,040	8,980
Wells Fargo	210,080	12,647
		73,946
Health Care – 12.2%
Amgen* (a)	118,130	8,949
Johnson & Johnson	199,359	12,484
Teva Pharmaceutical Industries, ADR (a)	93,780	3,575
UnitedHealth Group (a)	109,998	6,368
Wyeth Pharmaceuticals	246,260	10,973
		42,349
Industrials – 7.5%
Eaton (a)	46,070	2,710
Emerson Electric	76,600	5,327
Illinois Tool Works (a)	72,250	6,124
United Parcel Service, Class B	161,560	11,784
		25,945
Information Technology – 22.1%
Amphenol, Class A	136,450	5,454
Autodesk (a)	100,350	4,529
EMC*	444,960	6,212
Hewlett-Packard	368,660	10,337
Intel	618,539	14,536
Microsoft	382,180	9,822
Motorola (a)	370,720	8,215
Oracle*	634,260	8,042
QUALCOMM	125,398	4,986
Texas Instruments	163,830	4,677
		76,810

Large Cap Select Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Materials – 4.0%
Dow Chemical (a)	306,464	$14,054
Telecommunication Services – 2.9%
Verizon Communications (a)	321,098	10,118
Utilities – 1.1%
PG&E (a)	105,710	3,846
Total Common Stocks (Cost $319,372)		337,377
Short-Term Investments – 2.3%
First American Prime Obligations Fund, Class Z (b) (Cost $7,944)	7,944,149	7,944
Investments Purchased with Proceeds from Securities Lending (c) – 30.7%
(Cost $106,665)		106,665
Total Investments – 130.1% (Cost $433,981)		451,986
Other Assets and Liabilities, Net – (30.1)%		(104,488)
Total Net Assets – 100.0%		$347,498

*  Non-income producing security

(a)  This security or a portion of this security is out on loan at October 31, 2005. Total loaned securities had a market value of $105,590,135 at October 31, 2005. See note 2 in Notes to Financial Statements.

(b)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(c)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations. See note 2 in Notes in Financial Statements.

ADR – American Depository Receipt

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Large Cap Value Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 98.2%
Consumer Discretionary – 10.0%
Comcast, Class A* (a)	496,070	$13,806
Federated Department Stores	227,000	13,931
Harrah's Entertainment	136,650	8,265
Nike, Class B (a)	107,860	9,066
Sherwin Williams (a)	395,090	16,811
Time Warner	1,450,910	25,870
		87,749
Consumer Staples – 5.8%
Altria Group	238,180	17,875
Colgate-Palmolive (a)	164,840	8,730
General Mills (a)	221,030	10,667
Kroger*	691,690	13,765
		51,037
Energy – 13.5%
Apache	222,044	14,173
BP, ADR	288,390	19,149
ConocoPhillips	326,550	21,350
Exxon Mobil	722,824	40,579
Halliburton (a)	126,910	7,500
National-Oilwell Varco*	101,160	6,319
Valero Energy	91,410	9,620
		118,690
Financials (b) – 33.6%
ACE	394,140	20,535
Allstate	251,720	13,288
American International Group	387,810	25,130
Bank of America (a)	850,266	37,191
Capital One Financial (a)	150,770	11,511
Citigroup	579,012	26,507
Comerica	187,900	10,857
Freddie Mac	102,610	6,295
Genworth Financial (a)	550,350	17,441
Goldman Sachs Group (a)	200,860	25,383
Lehman Brothers Holdings (a)	209,890	25,118
Marshall & Ilsley (a)	183,970	7,903
Merrill Lynch (a)	216,480	14,015
MGIC Investment (a)	137,910	8,170
Northern Trust (a)	230,040	12,330
Wachovia	171,260	8,652
Wells Fargo	412,330	24,822
		295,148
Health Care – 8.9%
CIGNA	96,950	11,234
HCA (a)	207,510	10,000
Johnson & Johnson	103,320	6,470
Merck	308,040	8,693
Pfizer	690,460	15,011
Wyeth Pharmaceuticals	598,680	26,677
		78,085
Industrials – 6.5%
American Standard	115,620	4,398
Eaton (a)	160,190	9,424
Emerson Electric	289,490	20,134
General Electric	380,950	12,918
Norfolk Southern	245,550	9,871
		56,745

Large Cap Value Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Information Technology – 9.3%
Hewlett-Packard	1,123,010	$31,489
Motorola (a)	740,260	16,404
National Semiconductor (a)	429,100	9,710
Oracle*	997,700	12,651
Texas Instruments	387,500	11,063
		81,317
Materials – 3.8%
Dow Chemical	545,290	25,007
Phelps Dodge (a)	68,870	8,297
		33,304
Telecommunication Services – 3.2%
BellSouth (a)	451,780	11,755
Verizon Communications (a)	526,302	16,584
		28,339
Utilities – 3.6%
Entergy	230,770	16,320
PG&E (a)	420,240	15,288
		31,608
Total Common Stocks (Cost $747,947)		862,022
Short-Term Investments – 1.9%
First American Prime Obligations Fund, Class Z (c) (Cost $16,729)	16,729,449	16,729
Investments Purchased with Proceeds from Securities Lending (d) – 27.7%
(Cost $243,683)		243,683
Total Investments – 127.8% (Cost $1,008,359)		1,122,434
Other Assets and Liabilities, Net – (27.8)%		(244,248)
Total Net Assets – 100.0%		$878,186

*  Non-income producing security

(a)  This security or a portion of this security is out on loan at October 31, 2005. Total loaned securities had a market value of $239,711,929 at October 31, 2005. See note 2 in Notes to Financial Statements.

(b)  The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

(c)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(d)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations. See note 2 in Notes in Financial Statements.

ADR – American Depository Receipt

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Statements of Assets and Liabilities October 31, 2005, in thousands, except for per share data

	Large Cap Growth Opportunities Fund	Large Cap Select Fund	Large Cap Value Fund
ASSETS:
Investments in unaffiliated securities, at value* (cost: $872,499, $319,372 and $747,947, respectively)(note 2)	$975,226	$337,377	$862,022
Investments in affiliated money market fund, at value (cost: $23,774, $7,944 and $16,729, respectively)(note 2)	23,774	7,944	16,729
Investments purchased with proceeds from securities lending, at value (cost: $257,330, $106,665 and $243,683, respectively)(note 2)	257,330	106,665	243,683
Cash**	296	123	280
Receivable for dividends and interest	530	278	764
Receivable for investment securities sold	23,367	7,372	—
Receivable for capital shares sold	307	767	364
Prepaid expenses and other assets	47	43	46
Total assets	1,280,877	460,569	1,123,888
LIABILITIES:
Payable for investment securities purchased	36,512	5,936	—
Payable upon return of securities loaned (note 2)	257,626	106,788	243,963
Payable for capital shares redeemed	1,084	68	959
Payable to affiliates (note 3)	781	259	701
Payable for distribution and shareholder servicing fees	48	2	41
Accrued expenses and other liabilities	42	18	38
Total liabilities	296,093	113,071	245,702
Net assets	$984,784	$347,498	$878,186
COMPOSITION OF NET ASSETS:
Portfolio capital	$995,088	$315,502	$737,583
Undistributed (distributions in excess of) net investment income	(1)	156	—
Accumulated net realized gain (loss) on investments	(113,030)	13,835	26,528
Net unrealized appreciation of investments	102,727	18,005	114,075
Net assets	$984,784	$347,498	$878,186
* Including securities loaned, at value	$254,856	$105,590	$239,712
** Includes cash collateral received related to securities loaned (note 2)	$296	$123	$280
Class A:
Net assets	$104,960	$5,682	$118,443
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	3,767	397	6,054
Net asset value and redemption price per share	$27.86	$14.30	$19.56
Maximum offering price per share (1)	$29.48	$15.13	$20.70
Class B:
Net assets	$19,601	$573	$13,826
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	737	41	723
Net asset value, offering price and redemption price per share (2)	$26.58	$14.12	$19.12
Class C:
Net assets	$10,739	$180	$5,399
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	396	13	279
Net asset value, offering price and redemption price per share (2)	$27.12	$14.13	$19.35
Class R:
Net assets	$290	$2	$7
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	11	—	—
Net asset value, offering price, and redemption price per share	$27.78	$14.26	$19.55
Class Y:
Net assets	$849,194	$341,061	$740,511
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	29,652	23,803	37,741
Net asset value, offering price, and redemption price per share	$28.64	$14.33	$19.62

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

FIRST AMERICAN FUNDS Annual Report 2005

Statements of Operations in thousands

	Large Cap Growth Opportunities Fund		Large Cap Select Fund		Large Cap Value Fund
One-Month	Year Period Ended 10/31/05	One-Month Ended 9/30/05	Year Period Ended 10/31/05	One-Month Ended 9/30/05	Year Period Ended 10/31/05	Ended 9/30/05
INVESTMENT INCOME:
Interest from unaffiliated securities	$—	$—	$—	$3	$—	$—
Dividends from affiliated money market fund	53	434	24	256	34	207
Dividends from unaffiliated securities	539	12,714	255	4,316	723	21,039
Less: Foreign taxes withheld	—	(44)	—	(12)	—	(4)
Securities lending income	17	319	4	61	14	220
Total investment income	609	13,423	283	4,624	771	21,462
EXPENSES (note 3):
Investment advisory fees	534	7,471	184	1,894	482	6,703
Transfer agent fees	127	689	38	185	113	623
Administration fees	105	2,376	37	595	95	2,130
Professional fees	5	79	2	35	5	73
Custodian fees	4	103	1	25	4	92
Postage and printing fees	3	60	—	16	2	54
Registration fees	3	40	4	40	4	39
Other expenses	3	29	1	10	2	26
Directors' fees	3	28	1	7	2	25
Distribution and shareholder servicing fees – Class A	22	276	1	5	25	297
Distribution and shareholder servicing fees – Class B	17	232	—	4	12	182
Distribution and shareholder servicing fees – Class C	9	122	—	1	5	62
Distribution and shareholder servicing fees – Class R (1)	—	—	—	—	—	—
Total expenses	835	11,505	269	2,817	751	10,306
Less: Fee waivers (note 3)	—	(370)	—	(135)	—	(341)
Total net expenses	835	11,135	269	2,682	751	9,965
Investment income (loss) – net	(226)	2,288	14	1,942	20	11,497
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS, IN-KIND DISTRIBUTIONS AND FUTURES CONTRACTS – NET (note 5):
Net realized gain (loss) on investments	(3,309)	54,623	(731)	16,321	4,760	84,365
Net realized gain on in-kind distribution (note 10)	—	76,740	—	24,162	—	70,893
Net realized loss on futures contracts	—	—	—	(201)	—	—
Net change in unrealized appreciation or depreciation of investments	(1,715)	8,655	(2,844)	8,570	(27,139)	17,537
Net change in unrealized appreciation or depreciation of futures contracts	—	—	—	165	—	—
Net gain (loss) on investments, in-kind distributions and futures contracts	(5,024)	140,018	(3,575)	49,017	(22,379)	172,795
Net increase (decrease) in net assets resulting from operations	$(5,250)	$142,306	$(3,561)	$50,959	$(22,359)	$184,292

  (1)  Due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

(This page has been left blank intentionally.)

Statements of Changes in Net Assets in thousands

	Large Cap Growth Opportunities Fund			Large Cap Select Fund
OPERATIONS:
Investment income (loss) – net	$(226)	$2,288	$975	$14	$1,942	$1,294
Net realized gain (loss) on investments	(3,309)	54,623	81,430	(731)	16,321	2,068
Net realized gain on in-kind distributions	—	76,740	—	—	24,162	—
Net realized gain (loss) on futures	—	—	—	—	(201)	1,671
Net change in unrealized appreciation or depreciation of investments	(1,715)	8,655	36,383	(2,844)	8,570	9,176
Net change in unrealized appreciation or depreciation of futures contracts	—	—	—	—	165	(50)
Net increase (decrease) in net assets resulting from operations	(5,250)	142,306	118,788	(3,561)	50,959	14,159
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	(169)	(50)	—	(10)	(2)
Class B	—	(19)	—	—	—	—
Class C	—	(9)	—	—	—	—
Class R	—	—	(7)	—	—	—
Class Y	—	(2,091)	(1,127)	—	(1,808)	(1,279)
Net realized gain on investments:
Class A	—	—	—	—	(17)	(3)
Class B	—	—	—	—	(4)	(1)
Class C	—	—	—	—	(1)	—
Class R	—	—	—	—	—	—
Class Y	—	—	—	—	(4,604)	(1,552)
Return of capital:
Class A	—	(56)	(11)	—	—	—
Class B	—	(6)	— (1)	—	—	—
Class C	—	(3)	— (1)	—	—	—
Class R	—	— (1)	(1)	—	—	—
Class Y	—	(692)	(249)	—	—	—
Total distributions	—	(3,045)	(1,445)	—	(6,444)	(2,837)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	945	15,121	40,942	488	4,711	973
Reinvestment of distributions	—	217	59	—	18	5
Payments for redemptions	(2,433)	(33,271)	(30,173)	(49)	(362)	(501)
Increase (decrease) in net assets from Class A transactions	(1,488)	(17,933)	10,828	439	4,367	477
Class B:
Proceeds from sales	48	1,151	2,182	16	341	204
Reinvestment of distributions	—	25	—	—	5	1
Payments for redemptions	(557)	(9,138)	(18,001)	(3)	(98)	(57)
Increase (decrease) in net assets from Class B transactions	(509)	(7,962)	(15,819)	13	248	148
Class C:
Proceeds from sales	57	1,190	1,418	—	144	49
Reinvestment of distributions	—	12	—	—	1	—
Payments for redemptions	(392)	(4,197)	(5,343)	—	(31)	(19)
Increase (decrease) in net assets from Class C transactions	(335)	(2,995)	(3,925)	—	114	30
Class R:
Proceeds from sales	2	286	1,810	—	—	1
Reinvestment of distributions	—	—	7	—	—	—
Payments for redemptions	—	—	(19,633)	—	—	(1)
Increase (decrease) in net assets from Class R transactions	2	286	(17,816)	—	—	—
Class Y:
Proceeds from sales	14,066	165,303	312,207	17,143	229,583	169,597
Reinvestment of distributions	—	1,595	725	—	4,810	2,310
Payments for redemptions	(9,839)	(628,503)	(299,071)	(2,242)	(240,782)	(17,779)
Increase (decrease) in net assets from Class Y transactions	4,227	(461,605)	13,861	14,901	(6,389)	154,128
Increase (decrease) in net assets from capital share transactions	1,897	(490,209)	(12,871)	15,353	(1,660)	154,783
Total increase (decrease) in net assets	(3,353)	(350,948)	104,472	11,792	42,855	166,105
Net assets at beginning of period	988,137	1,339,085	1,234,613	335,706	292,851	126,746
Net assets at end of period	$984,784	$988,137	$1,339,085	$347,498	$335,706	$292,851
Undistributed (distributions in excess of) net investment income at end of period	$(1)	$(1)	$(2)	$156	$142	$18

  (1)  Due to the presentation of the financial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

	Large Cap Value Fund
OPERATIONS:
Investment income (loss) – net	$20	$11,497	$12,916
Net realized gain (loss) on investments	4,760	84,365	109,490
Net realized gain on in-kind distributions	—	70,893	—
Net realized gain (loss) on futures	—	—	—
Net change in unrealized appreciation or depreciation of investments	(27,139)	17,537	44,184
Net change in unrealized appreciation or depreciation of futures contracts	—	—	—
Net increase (decrease) in net assets resulting from operations	(22,359)	184,292	166,590
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(13)	(1,072)	(930)
Class B	—	(62)	(107)
Class C	—	(21)	(25)
Class R	—	—	(126)
Class Y	(148)	(10,036)	(11,517)
Net realized gain on investments:
Class A	—	—	—
Class B	—	—	—
Class C	—	—	—
Class R	—	—	—
Class Y	—	—	—
Return of capital:
Class A	—	—	—
Class B	—	—	—
Class C	—	—	—
Class R	—	—	—
Class Y	—	—	—
Total distributions	(161)	(11,191)	(12,705)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	1,048	17,717	38,252
Reinvestment of distributions	12	1,012	878
Payments for redemptions	(1,369)	(28,635)	(26,540)
Increase (decrease) in net assets from Class A transactions	(309)	(9,906)	12,590
Class B:
Proceeds from sales	20	698	909
Reinvestment of distributions	—	61	106
Payments for redemptions	(705)	(10,604)	(14,541)
Increase (decrease) in net assets from Class B transactions	(685)	(9,845)	(13,526)
Class C:
Proceeds from sales	60	666	808
Reinvestment of distributions	—	20	25
Payments for redemptions	(226)	(2,263)	(2,322)
Increase (decrease) in net assets from Class C transactions	(166)	(1,577)	(1,489)
Class R:
Proceeds from sales	—	5	2,695
Reinvestment of distributions	—	—	125
Payments for redemptions	—	—	(29,940)
Increase (decrease) in net assets from Class R transactions	—	5	(27,120)
Class Y:
Proceeds from sales	4,449	88,145	216,890
Reinvestment of distributions	85	6,324	7,917
Payments for redemptions	(9,749)	(502,220)	(210,060)
Increase (decrease) in net assets from Class Y transactions	(5,215)	(407,751)	14,747
Increase (decrease) in net assets from capital share transactions	(6,375)	(429,074)	(14,798)
Total increase (decrease) in net assets	(28,895)	(255,973)	139,087
Net assets at beginning of period	907,081	1,163,054	1,023,967
Net assets at end of period	$878,186	$907,081	$1,163,054
Undistributed (distributions in excess of) net investment income at end of period	$—	$137	$119

FIRST AMERICAN FUNDS Annual Report 2005

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Distributions from Return of Capital		Net Asset Value End of Period
Large Cap Growth Opportunities (1) (2)
Class A
2005	(3)	$28.02	$(0.01)	$(0.15)	$—	$—	$—		$27.86
2005	(4)	25.00	(0.01)	3.08	(0.04)	—	(0.01)		28.02
2004	(4)	22.84	(0.03)	2.20	(0.01)	—	—	(10)	25.00
2003	(4)	19.16	—	3.73	(0.05)	—	—		22.84
2002	(4)	24.44	—	(5.23)	(0.05)	—	—		19.16
2001	(5)	43.33	(0.01)	(14.00)	—	(4.88)	—		24.44
Class B
2005	(3)	$26.75	$(0.03)	$(0.14)	$—	$—	$—		$26.58
2005	(4)	24.02	(0.20)	2.96	(0.02)	—	(0.01)		26.75
2004	(4)	22.10	(0.21)	2.13	—	—	—	(10)	24.02
2003	(4)	18.64	(0.18)	3.64	—	—	—		22.10
2002	(4)	23.94	(0.18)	(5.09)	(0.03)	—	—		18.64
2001	(5)	42.80	(0.22)	(13.76)	—	(4.88)	—		23.94
Class C
2005	(3)	$27.29	$(0.03)	$(0.14)	$—	$—	$—		$27.12
2005	(4)	24.51	(0.20)	3.00	(0.01)	—	(0.01)		27.29
2004	(4)	22.55	(0.21)	2.17	—	—	—	(10)	24.51
2003	(4)	19.03	(0.18)	3.72	(0.02)	—	—		22.55
2002	(4)	24.44	(0.18)	(5.19)	(0.04)	—	—		19.03
2001	(6)	23.75	—	0.69	—	—	—		24.44
Class R (7)
2005	(3)	$27.94	$(0.02)	$(0.14)	$—	$—	$—		$27.78
2005	(4)	24.98	(0.16)	3.17	(0.05)	—	—	(10)	27.94
2004	(4)	22.85	(0.02)	2.16	(0.01)	—	—	(10)	24.98
2003	(4)	19.17	—	3.73	(0.05)	—	—		22.85
2002	(4)	24.45	—	(5.23)	(0.05)	—	—		19.17
2001	(8)	35.53	(0.01)	(11.07)	—	—	—		24.45
Class Y
2005	(3)	$28.79	$(0.01)	$(0.14)	$—	$—	$—		$28.64
2005	(4)	25.63	0.07	3.15	(0.04)	—	(0.02)		28.79
2004	(4)	23.38	0.03	2.25	(0.02)	—	(0.01)		25.63
2003	(4)	19.59	0.07	3.80	(0.08)	—	—		23.38
2002	(4)	24.93	0.06	(5.33)	(0.07)	—	—		19.59
2001	(5)	44.00	0.06	(14.25)	—	(4.88)	—		24.93
Large Cap Select (2)
Class A
2005	(3)	$14.47	$—	$(0.17)	$—	$—	$—		$14.30
2005	(4)	12.52	0.06	2.15	(0.06)	(0.20)	—		14.47
2004	(4)	11.45	0.04	1.19	(0.05)	(0.11)	—		12.52
2003	(9)	10.00	0.03	1.46	(0.04)	—	—		11.45
Class B
2005	(3)	$14.30	$(0.01)	$(0.17)	$—	$—	$—		$14.12
2005	(4)	12.41	(0.05)	2.15	(0.01)	(0.20)	—		14.30
2004	(4)	11.41	(0.06)	1.18	(0.01)	(0.11)	—		12.41
2003	(9)	10.00	(0.03)	1.45	(0.01)	—	—		11.41
Class C
2005	(3)	$14.31	$(0.01)	$(0.17)	$—	$—	$—		$14.13
2005	(4)	12.43	(0.05)	2.14	(0.01)	(0.20)	—		14.31
2004	(4)	11.42	(0.06)	1.19	(0.01)	(0.11)	—		12.43
2003	(9)	10.00	(0.02)	1.45	(0.01)	—	—		11.42
Class R (7)
2005	(3)	$14.43	$(0.01)	$(0.16)	$—	$—	$—		$14.26
2005	(4)	12.49	0.02	2.15	(0.03)	(0.20)	—		14.43
2004	(4)	11.44	0.02	1.18	(0.04)	(0.11)	—		12.49
2003	(9)	10.00	0.03	1.44	(0.03)	—	—		11.44
Class Y
2005	(3)	$14.49	$—	$(0.16)	$—	$—	$—		$14.33
2005	(4)	12.53	0.09	2.16	(0.09)	(0.20)	—		14.49
2004	(4)	11.45	0.07	1.19	(0.07)	(0.11)	—		12.53
2003	(9)	10.00	0.05	1.45	(0.05)	—	—		11.45

  (1)  The financial highlights for the Large Cap Growth Opportunities Fund as set forth herein include the historical financial highlights of the Firstar Large Cap Core Equity Fund.
The assets of the Firstar Fund were acquired by the First American Large Cap Growth Opportunities Fund on September 24, 2001. In connection with such acquisition,
(i) Class A shares of the Firstar Large Cap Core Fund were exchanged for Class A shares of the First American Large Cap Growth Opportunities Fund, (ii) Firstar Class B
shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and
(iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.

  (2)  Per share data calculated using average shares outstanding method.

  (3)  For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund's fiscal year-end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (4)  For the period October 1 to September 30 in the year indicated.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

		Total Return (11)	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Large Cap Growth Opportunities (1) (2)
Class A
2005	(3)	(0.57)%	$104,960	1.21%	(0.47)%	1.21%	(0.47)%	6%
2005	(4)	12.30	107,079	1.17	(0.03)	1.20	(0.06)	103
2004	(4)	9.52	112,379	1.15	(0.13)	1.19	(0.17)	113
2003	(4)	19.50	93,331	1.15	(0.02)	1.19	(0.06)	83
2002	(4)	(21.46)	24,647	1.15	(0.02)	1.22	(0.09)	43
2001	(5)	(35.83)	34,330	1.20	(0.04)	1.24	(0.08)	40
Class B
2005	(3)	(0.64)%	$19,601	1.96%	(1.22)%	1.96%	(1.22)%	6%
2005	(4)	11.47	20,239	1.92	(0.77)	1.95	(0.80)	103
2004	(4)	8.69	25,633	1.90	(0.87)	1.94	(0.91)	113
2003	(4)	18.58	37,853	1.90	(0.84)	1.94	(0.88)	83
2002	(4)	(22.06)	2,928	1.90	(0.75)	1.97	(0.82)	43
2001	(5)	(36.28)	2,954	1.93	(0.79)	1.97	(0.83)	40
Class C
2005	(3)	(0.62)%	$10,739	1.96%	(1.22)%	1.96%	(1.22)%	6%
2005	(4)	11.44	11,147	1.92	(0.78)	1.95	(0.81)	103
2004	(4)	8.69	12,811	1.90	(0.87)	1.94	(0.91)	113
2003	(4)	18.60	15,365	1.90	(0.81)	1.94	(0.85)	83
2002	(4)	(22.03)	476	1.90	(0.73)	1.97	(0.80)	43
2001	(6)	2.95	—	—	—	—	—	40
Class R (7)
2005	(3)	(0.57)%	$290	1.46%	(0.72)%	1.61%	(0.87)%	6%
2005	(4)	12.04	290	1.42	(0.57)	1.60	(0.75)	103
2004	(4)	9.38	1	1.15	(0.08)	1.19	(0.12)	113
2003	(4)	19.51	15,890	1.15	(0.01)	1.19	(0.05)	83
2002	(4)	(21.45)	2,376	1.15	—	1.22	(0.07)	43
2001	(8)	(31.16)	2,802	1.18	(0.03)	1.22	(0.07)	40
Class Y
2005	(3)	(0.52)%	$849,194	0.96%	(0.22)%	0.96%	(0.22)%	6%
2005	(4)	12.58	849,382	0.92	0.26	0.95	0.23	103
2004	(4)	9.76	1,188,261	0.90	0.13	0.94	0.09	113
2003	(4)	19.78	1,072,174	0.90	0.31	0.94	0.27	83
2002	(4)	(21.23)	255,311	0.90	0.24	0.97	0.17	43
2001	(5)	(35.70)	316,213	0.94	0.20	0.98	0.16	40
Large Cap Select (2)
Class A
2005	(3)	(1.17)%	$5,682	1.19%	(0.20)%	1.19%	(0.20)%	8%
2005	(4)	17.83	5,299	1.17	0.41	1.22	0.36	176
2004	(4)	10.82	714	1.15	0.30	1.21	0.24	67
2003	(9)	14.91	215	1.15	0.42	1.24	0.33	65
Class B
2005	(3)	(1.26)%	$573	1.94%	(0.95)%	1.94%	(0.95)%	8%
2005	(4)	17.02	567	1.92	(0.36)	1.97	(0.41)	176
2004	(4)	9.89	270	1.90	(0.44)	1.96	(0.50)	67
2003	(9)	14.18	113	1.90	(0.35)	1.99	(0.44)	65
Class C
2005	(3)	(1.26)%	$180	1.94%	(0.95)%	1.94%	(0.95)%	8%
2005	(4)	16.91	182	1.92	(0.35)	1.97	(0.40)	176
2004	(4)	9.98	59	1.90	(0.45)	1.96	(0.51)	67
2003	(9)	14.27	26	1.90	(0.32)	1.99	(0.41)	65
Class R (7)
2005	(3)	(1.18)%	$2	1.44%	(0.45)%	1.59%	(0.60)%	8%
2005	(4)	17.54	2	1.42	0.14	1.62	(0.06)	176
2004	(4)	10.60	1	1.32	0.18	1.38	0.12	67
2003	(9)	14.76	1	1.15	0.39	1.24	0.30	65
Class Y
2005	(3)	(1.10)%	$341,061	0.94%	0.05%	0.94%	0.05%	8%
2005	(4)	18.14	329,656	0.92	0.67	0.97	0.62	176
2004	(4)	11.10	291,807	0.90	0.57	0.96	0.51	67
2003	(9)	15.02	126,391	0.90	0.71	0.99	0.62	65

  (5)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year-end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (8)  For the period from November 27, 2000, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (9)  Commenced operations on January 31, 2003. All ratios for the period have been annualized, except total return and portfolio turnover.

  (10)  Includes a tax return of capital of less than $0.01.

  (11)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

FIRST AMERICAN FUNDS Annual Report 2005

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (6)
Large Cap Value Fund (1)
Class A
2005	(2)	$20.06	$—	$(0.50)	$—	$—	$19.56	(2.48)%
2005	(3)	17.21	0.17	2.85	(0.17)	—	20.06	17.62
2004	(3)	14.97	0.15	2.24	(0.15)	—	17.21	16.01
2003	(3)	12.77	0.18	2.20	(0.18)	—	14.97	18.71
2002	(3)	15.98	0.14	(3.21)	(0.14)	—	12.77	(19.37)
2001	(3)	20.59	0.16	(2.67)	(0.16)	(1.94)	15.98	(13.72)
Class B
2005	(2)	$19.62	$(0.01)	$(0.49)	$—	$—	$19.12	(2.55)%
2005	(3)	16.87	0.03	2.78	(0.06)	—	19.62	16.70
2004	(3)	14.70	0.03	2.20	(0.06)	—	16.87	15.19
2003	(3)	12.55	0.08	2.15	(0.08)	—	14.70	17.83
2002	(3)	15.71	0.02	(3.15)	(0.03)	—	12.55	(19.96)
2001	(3)	20.30	0.02	(2.63)	(0.04)	(1.94)	15.71	(14.42)
Class C
2005	(2)	$19.85	$(0.01)	$(0.49)	$—	$—	$19.35	(2.52)%
2005	(3)	17.07	0.03	2.81	(0.06)	—	19.85	16.75
2004	(3)	14.87	0.03	2.23	(0.06)	—	17.07	15.21
2003	(3)	12.70	0.08	2.17	(0.08)	—	14.87	17.76
2002	(3)	15.90	0.02	(3.19)	(0.03)	—	12.70	(19.97)
2001	(3)	20.51	0.02	(2.65)	(0.04)	(1.94)	15.90	(14.36)
Class R (4)
2005	(2)	$20.06	$(0.01)	$(0.50)	$—	$—	$19.55	(2.54)%
2005	(3)	17.22	0.12	2.85	(0.13)	—	20.06	17.34
2004	(3)	14.96	0.17	2.23	(0.14)	—	17.22	16.05
2003	(3)	12.77	0.18	2.19	(0.18)	—	14.96	18.63
2002	(3)	15.97	0.13	(3.18)	(0.15)	—	12.77	(19.36)
2001	(5)	15.32	—	0.65	—	—	15.97	4.24
Class Y
2005	(2)	$20.12	$—	$(0.50)	$—	$—	$19.62	(2.47)%
2005	(3)	17.26	0.22	2.86	(0.22)	—	20.12	17.92
2004	(3)	15.01	0.20	2.24	(0.19)	—	17.26	16.31
2003	(3)	12.80	0.22	2.20	(0.21)	—	15.01	19.04
2002	(3)	16.02	0.18	(3.22)	(0.18)	—	12.80	(19.22)
2001	(3)	20.64	0.21	(2.68)	(0.21)	(1.94)	16.02	(13.53)

  (1)  Per share data calculated using average shares outstanding method.

  (2)  For the period October 1, 2005 to October 31, 2005. Effective in 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  For the period October 1 to September 30 in the year indicated.

  (4)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (5)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income (Loss) to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Large Cap Value Fund (1)
Class A
2005	(2)	$118,443	1.21%	(0.17)%	1.21%	(0.17)%	2%
2005	(3)	121,809	1.17	0.90	1.20	0.87	61
2004	(3)	113,683	1.15	0.91	1.19	0.87	104
2003	(3)	88,024	1.15	1.30	1.20	1.25	94
2002	(3)	85,182	1.15	0.86	1.20	0.81	82
2001	(3)	94,064	1.05	0.88	1.15	0.78	64
Class B
2005	(2)	$13,826	1.96%	(0.92)%	1.96%	(0.92)%	2%
2005	(3)	14,876	1.92	0.15	1.95	0.12	61
2004	(3)	21,829	1.90	0.19	1.94	0.15	104
2003	(3)	30,987	1.90	0.56	1.95	0.51	94
2002	(3)	33,720	1.90	0.11	1.95	0.06	82
2001	(3)	38,108	1.80	0.13	1.90	0.03	64
Class C
2005	(2)	$5,399	1.96%	(0.92)%	1.96%	(0.92)%	2%
2005	(3)	5,710	1.92	0.15	1.95	0.12	61
2004	(3)	6,344	1.90	0.18	1.94	0.14	104
2003	(3)	6,844	1.90	0.56	1.95	0.51	94
2002	(3)	7,524	1.90	0.11	1.95	0.06	82
2001	(3)	10,141	1.80	0.12	1.90	0.02	64
Class R (4)
2005	(2)	$7	1.46%	(0.42)%	1.61%	(0.57)%	2%
2005	(3)	7	1.42	0.61	1.60	0.43	61
2004	(3)	1	1.15	1.00	1.19	0.96	104
2003	(3)	23,845	1.15	1.30	1.20	1.25	94
2002	(3)	24,129	1.15	0.90	1.20	0.85	82
2001	(5)	—	—	—	—	—	64
Class Y
2005	(2)	$740,511	0.96%	0.08%	0.96%	0.08%	2%
2005	(3)	764,679	0.92	1.17	0.95	1.14	61
2004	(3)	1,021,197	0.90	1.17	0.94	1.13	104
2003	(3)	874,267	0.90	1.55	0.95	1.50	94
2002	(3)	825,179	0.90	1.11	0.95	1.06	82
2001	(3)	970,190	0.80	1.13	0.90	1.03	64

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Balanced Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 61.8%
Consumer Discretionary – 6.8%
Children's Place Retail Stores*	2,300	$99
Coach*	73,550	2,367
Coldwater Creek* (a)	5,370	145
Harrah's Entertainment	42,820	2,590
J.C. Penney (a)	73,290	3,752
Kerzner International* (a)	1,810	106
La Quinta* (a)	42,490	355
Marvel Entertainment* (a)	9,635	170
Men's Wearhouse* (a)	10,305	255
Nautilus Group (a)	7,510	136
Omnicom Group (a)	45,740	3,795
P.F. Chang's China Bistro* (a)	3,580	164
Pacific Sunwear of California* (a)	3,160	79
RARE Hospitality International*	6,600	202
Ruby Tuesday (a)	11,600	254
Ruth's Chris Steak House*	5,320	95
Scientific Games, Class A* (a)	11,430	342
Sherwin Williams (a)	103,754	4,415
Sports Authority* (a)	8,360	233
Station Casinos	41,370	2,652
Thomas Nelson	7,760	166
Time Warner	211,647	3,774
Too*	8,730	248
WCI Communities* (a)	6,430	161
		26,555
Consumer Staples – 4.6%
PepsiCo	75,327	4,450
Procter & Gamble	105,794	5,923
Wal-Mart Stores (a)	157,800	7,466
		17,839
Energy – 5.3%
Amerada Hess (a)	19,310	2,416
Apache	76,728	4,898
Bill Barrett* (a)	3,630	116
Cal Dive International* (a)	1,030	63
Compton Petroleum*	13,790	151
Comstock Resources*	3,260	98
ConocoPhillips	74,960	4,901
ENSCO International (a)	6,480	295
Exxon Mobil	37,745	2,119
Halliburton (a)	35,088	2,074
Hydril* (a)	980	65
National-Oilwell*	40,227	2,513
St. Mary Land & Exploration	1,970	67
Tesoro Petroleum	3,360	205
Ultra Petroleum*	2,936	154
Western Gas Resources (a)	3,800	165
W-H Energy Services* (a)	11,070	335
		20,635
Financials – 13.6%
ACE	100,046	5,212
Advanta, Class B	5,715	162
Affiliated Managers Group* (a)	3,810	292
Alexandria Real Estate Equities (a)	1,300	105
Allstate (a)	62,550	3,302
American International Group	108,170	7,009
AmerUS Group, Class A (a)	4,870	288
Bank of America (a)	199,810	8,740
BioMed Realty Trust	4,370	109
Capital One Financial	34,460	2,631
CoBiz	3,050	54

Balanced Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Columbia Banking System	6,589	$191
Cullen/Frost Bankers	6,800	359
Dime Community Bancshares	5,139	74
East West Bancorp	6,630	254
First Financial Bankshares	2,356	85
First Niagara Financial Group	8,570	126
First Potomac Realty Trust	4,410	112
First Republic Bank (a)	12,910	489
FirstFed Financial*	1,140	61
GATX (a)	5,550	207
Goldman Sachs Group	60,772	7,680
Kite Realty Group Trust	10,780	159
Lasalle Hotel Properties	3,290	116
Lehman Brothers Holdings (a)	49,810	5,961
Maguire Properties (a)	5,431	163
Newcastle Investment	4,340	114
Old Second Bancorp	1,226	38
Platinum Underwriter Holdings	10,490	299
SL Green Realty	6,710	456
SVB Financial Group*	3,260	162
Wells Fargo	139,470	8,396
		53,406
Health Care – 7.9%
American Healthways* (a)	5,110	207
Amgen* (a)	78,420	5,941
Amylin Pharmaceuticals* (a)	2,410	81
Caliper Life Sciences* (a)	17,213	112
Curis*	19,818	81
ImmunoGen*	13,460	75
Johnson & Johnson	132,350	8,288
Medicis Pharmaceutical, Class A (a)	3,380	100
Neurocrine Biosciences* (a)	3,410	180
Pediatrix Medical Group* (a)	2,830	218
Protein Design Labs*	5,730	161
Respironics*	4,010	144
Senomyx* (a)	6,630	94
Sierra Health Services* (a)	6,540	491
SonoSite* (a)	490	14
SurModics* (a)	7,440	294
Sybron Dental Specialties* (a)	4,410	189
Symmetry Medical*	4,960	110
Teva Pharmaceutical Industries, ADR (a)	62,259	2,373
United Surgical Partners*	5,590	200
UnitedHealth Group (a)	73,016	4,227
Vertex Pharmaceuticals* (a)	2,880	66
Wyeth	163,491	7,285
		30,931
Industrials – 4.8%
AirTran Holdings* (a)	10,580	158
Chicago Bridge & Iron	12,780	285
CLARCOR	3,660	101
Eaton	30,581	1,799
Emerson Electric	50,847	3,536
Energy Conversion Devices* (a)	1,590	49
ESCO Technologies*	540	23
Illinois Tool Works (a)	47,960	4,065
J.B. Hunt Transport Services	12,060	234
Kennametal	5,300	271
KVH Industries* (a)	20,043	185
Labor Ready* (a)	9,870	230
Lennox International	4,400	123
Manitowoc (a)	2,560	136
Mercury Computer Systems* (a)	5,750	109
NCI Building Systems* (a)	7,150	294

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Balanced Fund (continued)

DESCRIPTION	SHARES	VALUE (000)
Power-One* (a)	42,378	$241
Roper Industries (a)	1,490	56
Terex*	5,070	279
Toro	5,760	210
United Parcel Service, Class B	90,300	6,586
		18,970
Information Technology – 14.2%
02micro International*	2,243	29
Advanced Analogic Technologies*	7,300	80
Aeroflex* (a)	12,390	112
Amphenol, Class A	90,580	3,620
ATI Technologies*	15,430	223
Autodesk (a)	66,620	3,007
Benchmark Electronics* (a)	4,710	132
BISYS Group* (a)	31,140	395
Carreker*	16,090	88
Cree* (a)	5,920	142
Digitas*	20,810	225
Embarcadero Technologies*	18,341	143
EMC*	295,400	4,124
Entegris* (a)	22,626	221
EPIQ Systems*	7,840	149
F5 Networks*	2,300	120
FormFactor*	4,010	99
Hewlett-Packard	244,740	6,863
Hyperion Solutions*	5,442	263
Integrated Device Technology* (a)	11,372	112
Intel	410,633	9,650
Ituran Location and Control* (a)	8,886	116
Logitech International* (a)	5,660	217
Micromuse*	17,859	128
Microsoft	253,720	6,521
Motorola (a)	246,105	5,454
M-Systems Flash Disk Pioneer*	5,860	186
Openwave Systems* (a)	4,740	85
Opsware* (a)	11,070	57
Oracle*	421,073	5,339
Packeteer*	31,531	249
Polycom*	15,540	238
QUALCOMM	83,247	3,310
Silicon Image* (a)	12,645	116
Sonic Solutions* (a)	9,050	173
Stellent* (a)	35,948	330
Texas Instruments	108,766	3,105
TIBCO Software* (a)	28,130	214
WebEx Communications*	1,400	32
		55,667
Materials – 2.2%
Century Aluminum* (a)	7,460	136
Dow Chemical	175,715	8,058
Headwaters* (a)	1,480	47
Hercules*	4,430	49
Olin	5,760	103
Schnitzer Steel Industries, Class A	2,680	86
Steel Dynamics (a)	5,300	164
Texas Industries	1,030	51
		8,694
Telecommunication Services – 1.7%
General Communication* (a)	8,773	84
Verizon Communications	210,692	6,639
		6,723

Balanced Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
Utilities – 0.7%
PG&E	70,177	$2,553
Total Common Stocks (Cost $213,247)		241,973
Investment Companies – 7.2%
iShares MSCI EAFE Index Fund	327,100	18,399
iShares MSCI Emerging Markets Index Fund (a)	44,000	3,498
iShares MSCI EMU Index Fund	8,300	614
iShares MSCI Japan Index Fund (a)	270,000	3,270
iShares MSCI Pacific ex-Japan Index Fund (a)	10,600	1,035
iShares S&P Europe 350 Index Fund (a)	15,800	1,234
Total Investment Companies (Cost $25,446)		28,050
U.S. Government Agency Mortgage-Backed Securities – 9.0%
Adjustable Rate (b) – 0.4%
Federal Home Loan Mortgage Corporation Pool 4.614%, 01/01/28, #786281	$418	427
Federal National Mortgage Association Pool 4.674%, 04/01/18, #070009	57	59
5.083%, 09/01/33, #725553 (a)	1,004	1,029
		1,515
Fixed Rate – 8.6%
Federal Home Loan Mortgage Corporation Pool 6.500%, 04/01/08, #E00225	16	16
7.000%, 04/01/08, #E46044	8	8
4.000%, 10/01/10, #M80855	995	973
5.500%, 03/01/13, #E00546	158	159
4.500%, 05/01/18, #P10032	485	477
6.500%, 11/01/28, #C00676	628	645
7.000%, 12/01/29, #G01091	124	130
6.500%, 07/01/31, #A17212	468	480
6.000%, 05/01/32, #C01361	141	143
Federal National Mortgage Association Pool 5.500%, 03/01/06, #424411	46	46
3.790%, 07/01/13, #386314 (a)	1,372	1,275
6.000%, 09/01/17, #653368	349	357
5.000%, 07/01/18, #555621	1,447	1,429
5.000%, 12/01/18, #725012	1,166	1,151
4.500%, 06/01/19, #045181	405	392
5.000%, 11/01/19, #725934	341	336
4.500%, 06/01/20, #828929	356	345
6.000%, 10/01/22, #254513	572	580
5.500%, 10/01/24, #255456 (a)	1,132	1,124
5.500%, 12/01/24, #357662	898	891
5.500%, 02/01/25, #255628	1,115	1,107
7.000%, 04/01/29, #323681	144	151
6.500%, 12/01/31, #254169 (a)	553	568
6.500%, 05/01/32, #640032	923	947
7.000%, 07/01/32, #545815 (a)	270	282
6.000%, 09/01/32, #254447 (a)	465	470
6.000%, 01/01/33, #676647	866	875
5.500%, 04/01/33, #694605 (a)	1,194	1,179
5.500%, 07/01/33, #728667	672	663
5.500%, 08/01/33, #733380 (a)	1,379	1,361
5.000%, 10/01/33, #741897	959	924
6.000%, 11/01/33, #772130	223	225
6.000%, 11/01/33, #772256	259	261
5.500%, 12/01/33, #756202 (a)	814	803
5.000%, 03/01/34, #725205 (a)	1,037	999
5.000%, 03/01/34, #725250 (a)	920	886
5.500%, 04/01/34, #725424 (a)	518	511

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
5.500%, 05/01/34, #357571	$915	$903
5.000%, 06/01/34, #782909	441	425
6.500%, 06/01/34, #735273 (a)	1,083	1,111
5.290%, 11/01/34, #735054 (a)	934	929
4.500%, 03/01/35, #819357	1,084	1,014
6.000%, 11/01/35, #REL06N (c)	1,230	1,237
Federal National Mortgage Association (c) 5.500%, 11/01/33	1,445	1,425
5.000%, 11/01/35	2,460	2,367
Government National Mortgage Association Pool 6.500%, 10/20/10, #002108	26	27
7.500%, 06/15/27, #447728	16	17
7.500%, 09/15/27, #455516	12	13
7.000%, 04/15/29, #506639	202	212
6.000%, 11/15/33, #00GNMA (a)	932	950
		33,799
Total U.S. Government Agency Mortgage-Backed Securities (Cost $35,954)		35,314
U.S. Government & Agency Securities – 6.8%
U.S. Agency Debentures – 0.9%
Federal Home Loan Bank 4.430%, 04/07/08, Callable 04/07/06 @ 100 (a)	2,400	2,380
Federal National Mortgage Association 6.125%, 03/15/12 (a)	280	299
5.250%, 08/01/12	720	722
		3,401
U.S. Treasuries (a) – 5.9%
U.S. Inflation Index Bonds (TIPS) 2.375%, 01/15/25 (d)	1,136	1,181
U.S. Treasury Bonds 9.000%, 11/15/18	800	1,128
8.125%, 08/15/21	200	273
6.250%, 08/15/23	1,500	1,751
7.625%, 02/15/25	390	525
6.875%, 08/15/25	1,600	2,013
5.500%, 08/15/28	210	230
5.250%, 11/15/28	1,400	1,485
5.250%, 02/15/29	1,460	1,548
5.375%, 02/15/31	890	970
U.S. Treasury Notes 4.125%, 08/15/08	1,870	1,856
3.875%, 09/15/10	4,770	4,646
4.250%, 10/15/10	10	10
4.250%, 08/15/15	5,580	5,443
		23,059
Total U.S. Government & Agency Securities (Cost $26,589)		26,460
CMO – Private Mortgage-Backed Securities – 4.7%
Adjustable Rate (b) – 1.6%
Adjustable Rate Mortgage Trust Series 2005-10, Class 1A21 4.765%, 01/25/36	807	800
IMPAC CMB Trust Series 2003-12, Class A1 4.418%, 12/25/33	504	506
MLCC Mortgage Investors Series 2003-H, Class A3A 5.057%, 01/25/29	252	255

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Series 2004-B, Class A3 5.203%, 05/25/29	$485	$492
Morgan Stanley Loan Trust Series 2004-9, Class 1A 6.273%, 11/25/34	604	609
Sequoia Mortgage Trust Series 2004-5, Class A1 4.734%, 06/20/34	575	582
Series 2004-7, Class A2 4.847%, 08/20/34	455	459
Structured Adjustable Rate Mortgage Loan Trust Series 2044-11, Class A 5.352%, 08/25/34	261	263
Thornburg Mortgage Trust Series 2005-2, Class A1 4.258%, 07/25/45	746	745
Wells Fargo Mortgage Backed Securities Series 2003-D, Class A1 4.839%, 02/25/33	511	512
Series 2004-N, Class A3 4.108%, 08/25/34	1,080	1,067
		6,290
Fixed Rate – 3.1%
Bank of America Mortgage Backed Securities Series 2003-6, Class 1 A30 4.750%, 08/25/33	585	572
Series 2004-G, Class 2A3 4.232%, 08/25/34	810	802
Citicorp Mortgage Securities Series 2005-4, Class 1A6 5.500%, 07/25/35	845	825
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1, Class A4 5.225%, 09/15/20	1,495	1,494
Countrywide Alternative Loan Trust Series 2004-2CB, Class 1A1 4.250%, 03/25/34	598	590
Series 2004-24CB, Class 1A1 6.000%, 11/25/34	521	523
GMAC Commercial Mortgage Series 2004-J5, Class A7 6.500%, 01/25/35	641	649
Greenwich Capital Commercial Funding Series 2005-GG5, Class A5 5.225%, 04/10/37	875	871
GSR Mortgage Loan Trust Series 2004-10F, Class 3A1 5.500%, 08/25/19	534	535
Master Alternative Loans Trust Series 2005-2, Class 1 1A3 6.500%, 03/25/35	508	517
Master Asset Securitization Trust Series 2003-6, Class 1 1A3 5.000%, 07/25/18	853	839
Residential Asset Mortgage Products Series 2004-SL4, Class A3 6.500%, 07/25/32	418	425
Residential Asset Security Trust Series 2002-A12, Class 1A1 5.200%, 11/25/32	89	88
Washington Mutual Series 2003-S10, Class A2 5.000%, 10/25/18	1,071	1,055
Wells Fargo Mortgage Backed Securities Series 2003-14, Class A1 4.750%, 12/25/18	693	677

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Series 2004-EE, Class B1 3.989%, 01/25/35	$609	$580
Series 2005-12, Class 1A2 5.500%, 11/25/35	990	954
Westam Mortgage Financial Series 11, Class A 6.360%, 08/26/20	2	2
		11,998
Total CMO – Private Mortgage-Backed Securities (Cost $18,578)		18,288
Asset-Backed Securities – 4.5%
Automobiles – 0.5%
Bank One Auto Receivable Series 2003-1, Class A3 1.820%, 09/20/07	672	668
Ford Credit Auto Trust Series 2005-B, Class A3 4.170%, 01/15/09	780	775
Nissan Auto Receivables Trust Series 2005-B, Class A2 3.750%, 09/15/07	430	428
		1,871
Commercial – 2.1%
Bank of America Commericial Mortgage Series 2004-5, Class A3 4.561%, 11/10/41	710	691
Bear Stearns Asset Backed Securities Series 2004-T14, Class A4 5.200%, 01/12/41	205	206
Commercial Mortgage Series 2004-CNL, Class A1 4.190%, 09/15/14 (b)	780	780
Series 2005-LP5, Class A2 4.630%, 05/10/43 (e)	925	910
Deutsche Mortgage and Asset Receiving Series 1998-C1, Class A2 6.538%, 06/15/31	533	546
Global Signal Trust Series 2004-2A, Class A 4.232%, 12/15/14 (e)	750	723
GMAC Commercial Mortgage Series 2004-C2, Class A1 3.896%, 08/10/38	680	665
GS Mortgage Securities Series 2004-G62, Class A3 4.602%, 08/10/38	1,500	1,485
LB-UBS Series 2003-C3, Class A2 3.086%, 05/15/27	1,280	1,223
Merrill Lynch Mortgage Investors Series 1998-C1, Class A1 6.310%, 11/15/26	190	190
Nomura Asset Securities Series 1998-D6, Class A 1B 6.590%, 03/15/30	750	776
		8,195
Credit Cards – 0.8%
Citibank Credit Card Issuance Trust Series 2003-A5, Class A5 2.500%, 04/07/08	625	620
MBNA Master Trust Series 2001-A1, Class A1 5.750%, 10/15/08	635	640

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Series 2005-A1, Class A1 4.200%, 09/15/10	$1,130	$1,116
Providian Gateway Master Trust Series 2004-DA, Class A 3.350%, 09/15/11 (e)	975	948
		3,324
Equipment Leases – 0.3%
Caterpillar Financial Trust Series 2005-A, Class A2 3.660%, 12/25/07	410	404
CNH Series 2003-B, Class A3B 2.470%, 01/15/08	866	859
		1,263
Home Equity – 0.4%
Countrywide Financial Series 2003-BC1, Class A1 4.438%, 03/25/33 (b)	98	100
First Franklin Mortgage Series 2004-FFB, Class A3 4.264%, 06/25/24	240	238
New Century Home Equity Loan Trust Series 2004-4, Class A4 4.110%, 02/25/35 (b)	950	951
Saxon Asset Securities Trust Series 2004-1, Class A 4.308%, 03/25/35 (b)	86	86
		1,375
Other – 0.4%
GRP/AG Real Estate Asset Trust Series 2004-1, Class A 3.960%, 03/25/09 (e) (f)	58	57
Series 2005-1, Class A 4.850%, 01/25/35 (e) (f)	286	284
William Street Funding Series 2004-4, Class A 4.320%, 09/23/10 (b) (e)	1,200	1,189
		1,530
Total Asset-Backed Securities (Cost $17,852)		17,558
Corporate Bonds – 3.6%
Banking – 0.2%
Chuo Mitsui Trust & Banking Callable 04/15/15 @ 100 5.506%, 12/31/49 (e) (f)	365	346
JP Morgan Chase XVII 5.850%, 08/01/35	295	279
		625
Basic Industry – 0.4%
Allegheny Technologies 8.375%, 12/15/11	275	294
Celulosa Arauco Y Constitucion 5.625%, 04/20/15 (e)	230	223
Falconbridge 7.350%, 06/05/12	320	347
PolyOne 10.625%, 05/15/10	300	296
Southern Peru Copper 7.500%, 07/27/35 (a) (e)	390	379
		1,539

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Brokerage – 0.2%
Lazard 7.125%, 05/15/15 (e)	$245	$238
Merrill Lynch, Series B 5.360%, 02/01/07	420	423
		661
Capital Goods – 0.1%
Hutchison Whampoa International 7.450%, 11/24/33 (a) (e)	260	288
Owens-Illinois 8.100%, 05/15/07 (a)	325	330
		618
Communications – 0.6%
America Movil SA De CV 6.375%, 03/01/35	235	219
AT&T 9.050%, 11/15/11 (f)	380	420
British Telecommunications PLC 8.875%, 12/15/30	170	222
Clear Channel Communications 5.500%, 09/15/14	435	408
Dex Media West 9.875%, 08/15/13	221	245
News American 7.700%, 10/30/25	600	670
Time Warner 8.375%, 07/15/33	270	325
		2,509
Consumer Cyclical – 0.5%
Centex 5.450%, 08/15/12	445	434
DaimlerChrysler 4.875%, 06/15/10 (a)	230	223
6.500%, 11/15/13 (a)	240	249
Duty Free International 7.000%, 11/01/05 (g) (h) (i)	605	17
Ford Motor Credit 7.000%, 10/01/13 (a)	195	179
Harrah's 5.625%, 06/01/15 (e)	350	339
5.750%, 10/01/17 (e)	210	199
MGM Mirage 6.625%, 07/15/15 (e)	290	281
		1,921
Consumer Non-Cyclical – 0.4%
Albertson's 7.500%, 02/15/11	300	298
Kraft Foods 4.625%, 11/01/06	670	669
RJ Reynolds Tobacco Holdings 6.500%, 07/15/10 (e)	460	453
		1,420
Electric – 0.1%
Oncor Electric Delivery 7.000%, 05/01/32	325	359
Energy – 0.5%
Bluewater Financial Callable 02/15/07 @ 105.125 10.250%, 02/15/12	300	320
Gazprom International 7.201%, 02/01/20 (e)	350	372

Balanced Fund (continued)

DESCRIPTION	PAR (000)	VALUE (000)
Kerr McGee 6.950%, 07/01/24 (a)	$285	$291
Nexen 5.875%, 03/10/35	270	258
Petrobras International Finance 7.750%, 09/15/14	310	330
Petro-Canada 5.350%, 07/15/33	190	171
Tengizcheveroil 6.124%, 11/15/14 (e)	370	369
		2,111
Finance Companies – 0.1%
American General Finance 5.875%, 07/14/06	400	403
Sovereigns – 0.3%
Republic of Turkey 9.000%, 06/30/11	340	384
United Mexican States 5.875%, 01/15/14 (a)	830	840
		1,224
Technology – 0.2%
Chartered Semiconductor 6.375%, 08/03/15	250	239
Ciena 3.750%, 02/01/08	120	109
Corning Zero Coupon Bond 2.000%, 11/08/15 (j)	260	212
LG Electronics 5.000%, 06/17/10 (e)	340	329
		889
Total Corporate Bonds (Cost $15,157)		14,279
CMO – U.S. Government Agency Mortgage-Backed Securities – 1.1%
Fixed Rate – 1.1%
Federal Home Loan Mortgage Corporation Series 85, Class C 8.600%, 01/15/21	110	110
Series 1136, Class H 6.000%, 09/15/21	93	93
Series 2763, Class TA 4.000%, 03/15/11	745	724
Series T-060, Class 1A4B 5.343%, 03/25/44	717	717
Federal National Mortgage Association Series 1989-2, Class D 8.800%, 01/25/19	7	7
Series 1989-37, Class G 8.000%, 07/25/19	117	122
Series 1990-30, Class E 6.500%, 03/25/20	48	49
Series 1990-63, Class H 9.500%, 06/25/20	24	25
Series 1990-89, Class K 6.500%, 07/25/20	6	6
Series 1990-105, Class J 6.500%, 09/25/20	78	79
Series 1996-21, Class PK 6.000%, 02/25/11	333	335
Series 2005-44, Class PC 5.000%, 11/25/27	1,139	1,124

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Balanced Fund (continued)

DESCRIPTION	PAR (000)/CONTRACTS/SHARES	VALUE (000)
Series 2005-47, Class HK 4.500%, 06/25/20	$985	$922
Government National Mortgage Association Series 3, Class F 6.500%, 06/17/20	10	10
		4,323
Total CMO – U.S. Government Agency Mortgage-Backed Securities (Cost $4,449)		4,323
Purchased Options – 0.0%
U.S. Treasury 10 Year Note Future Put @ 107 12/05 (Cost $3)	26	3
Short-Term Investments – 1.9%
Affiliated Money Market Fund – 1.9%
First American Prime Obligations Fund, Class Z (k) (Cost $7,434)	7,434,365	7,434
U.S. Treasury Obligation – 0.0%
U.S. Treasury Bill 3.360%, 11/10/05 (l) (Cost $75)	75	75
Total Short-Term Investments (Cost $7,509)		7,509
Investments Purchased with Proceeds from Securities Lending (m) – 30.8%
(Cost $120,355)		120,355
Total Investments – 131.4% (Cost $485,139)		514,112
Other Assets and Liabilities, Net – (31.4)%		(122,824)
Total Net Assets – 100.0%		$391,288

*  Non-income producing security

(a)  This security or a portion of this security is out on loan at October 31, 2005. Total loaned securities had a market value of $118,276,782 at October 31, 2005. See note 2 in Notes to financial Statements.

(b)  Variable Rate Security – The rate shown is the rate in effect as of October 31, 2005.

(c)  Security purchased on a when-issued basis. On October 31, 2005, the total cost of investments purchased on a when-issued basis was $5,059,884 or 1.3% of net assets. See note 2 in Notes to Financial Statements.

(d)  U.S. Treasury inflation-protected securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(e)  Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under guidelines established by the funds' board of directors. As of October 31, 2005, the value of these investments was $7,926,898 or 2.0% of total net assets.

(f)  Delayed Interest (Step-Bonds) – Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed is the rate in effect as of October 31, 2005.

(g)  Securities considered illiquid or restricted. As of October 31, 2005 the value of these investments was $16,709 or 0% of total net assets. See note 2 in Notes to Financial Statements.

(h)  Security is in default at October 31, 2005.

(i)  Security is fair valued. As of October 31, 2005, the fair value of this investment was $16,709 or 0% of total net assets. See note 2 in Notes to Financial Statements.

(j)  The rate shown is the effective yield at time of purchase.

Balanced Fund (concluded)

(k)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(l)  Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of October 31, 2005.

(m)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

ADR – American Depository Receipt

CMO – Collateralized Mortgage Obligation

PLC – Public Limited Company

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Notional Contract Value (000)	Settlement Month	Unrealized Appreciation (Depreciation) (000)
U.S. Treasury 2 year Futures	20	$4,104	December-05	$(45)
U.S. Treasury 5 year Futures	(14)	(1,482)	December-05	37
U.S. Treasury 10 year Futures	(49)	(5,314)	December-05	105
				$97

Credit Default Swap Agreements

Counterparty	Reference Entity	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Appreciation (000)
Citigroup	Dow Jones CDX IG Hvol5 Index	Buy	0.85%	12/20/10	1,000	$2

Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation (000)
Citigroup	3-Month LIBOR	Pay	4.856%	10/06/15	$2,500	$(41)

FIRST AMERICAN FUNDS Annual Report 2005

Schedule of Investments October 31, 2005

Equity Income Fund

DESCRIPTION	SHARES	VALUE (000)
Common Stocks – 98.5%
Consumer Discretionary – 6.9%
Harrah's Entertainment	312,980	$18,929
Home Depot (a)	408,600	16,769
McDonald's	606,620	19,169
Starwood Hotels & Resorts Worldwide (a)	453,270	26,485
Time Warner	790,860	14,101
		95,453
Consumer Staples – 6.9%
Altria Group (a)	378,170	28,382
Colgate-Palmolive	404,780	21,437
General Mills (a)	301,920	14,571
PepsiCo	267,690	15,815
Procter & Gamble	256,950	14,387
		94,592
Energy – 13.5%
Apache (a)	239,880	15,312
Baker Hughes	206,540	11,351
BP, ADR	409,286	27,177
ChevronTexaco (a)	359,480	20,516
ConocoPhillips	458,700	29,990
Exxon Mobil	887,562	49,828
Halliburton (a)	204,840	12,106
Royal Dutch Petroleum, ADR (a)	142,030	8,812
Schlumberger (a)	112,970	10,254
		185,346
Financials – 21.3%
Alliance Capital Management Holding	382,280	20,234
AMB Property (a)	206,440	9,121
American International Group (a)	267,910	17,361
Apartment Investment & Management (a)	330,640	12,697
Bank of America (a)	779,478	34,094
Citigroup	871,691	39,906
Duke Realty (a)	177,922	6,067
Fannie Mae	33,260	1,581
Goldman Sachs Group (a)	144,370	18,244
J.P. Morgan Chase	717,950	26,291
Merrill Lynch (a)	248,310	16,076
Morgan Stanley	206,490	11,235
Northern Trust (a)	157,905	8,464
Partners Trust Financial Group	400,240	4,663
State Street (a)	428,580	23,670
Wachovia (a)	555,785	28,078
Wells Fargo	254,210	15,303
		293,085
Health Care – 12.0%
Abbott Laboratories	521,660	22,457
Baxter International	476,640	18,222
HCA	210,090	10,124
Johnson & Johnson (a)	446,090	27,934
McKesson HBOC	164,800	7,487
Medtronic	151,790	8,600
Pfizer	1,070,232	23,267
Teva Pharmaceutical Industries, ADR (a)	271,310	10,342
Wyeth	831,540	37,053
		165,486
Industrials – 11.3%
3M (a)	254,910	19,368
Avery Dennison (a)	151,834	8,601
Emerson Electric (a)	234,580	16,315
General Dynamics	162,250	18,870

Equity Income Fund (continued)

DESCRIPTION	SHARES/PAR (000)	VALUE (000)
General Electric	1,147,640	$38,916
Honeywell International	517,250	17,690
Ingersoll-Rand, Class A	437,340	16,527
United Parcel Service, Class B (a)	267,260	19,494
		155,781
Information Technology – 11.1%
Hewlett-Packard	883,420	24,771
Intel	1,071,450	25,179
Microsoft	1,819,160	46,752
Motorola (a)	1,189,810	26,366
QUALCOMM (a)	333,350	13,254
SAP, ADR	179,650	7,714
Texas Instruments	331,860	9,475
		153,511
Materials – 7.4%
Bemis (a)	550,280	14,538
Dow Chemical (a)	208,450	9,560
E.I. DuPont de Nemours (a)	302,060	12,593
Ecolab	223,770	7,402
Engelhard	647,650	17,616
Praxair (a)	581,420	28,728
Weyerhaeuser	176,639	11,188
		101,625
Telecommunication Services – 4.3%
ALLTEL (a)	282,480	17,474
BellSouth (a)	506,710	13,185
SBC Communications (a)	642,190	15,316
Verizon Communications	442,540	13,944
		59,919
Utilities – 3.8%
Alliant Energy	593,830	15,707
Cinergy	409,590	16,343
ITC Holdings (a)	23,490	646
Xcel Energy (a)	1,049,960	19,246
		51,942
Total Common Stocks (Cost $1,068,866)		1,356,740
Convertible Corporate Bond – 0.2%
Medarex Callable 05/20/09 @ 100.64 2.250%, 05/15/11 (a) (Cost $3,378)	3,934	3,443
Convertible Preferred Stock – 0.6%
Freeport-McMoran Copper & Gold 5.500%,12/31/49 (Cost $7,248)	7,483	8,227

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Equity Income Fund (concluded)

DESCRIPTION	SHARES	VALUE (000)
Short-Term Investments – 0.8%
First American Prime Obligations Fund, Class Z (b) (Cost $11,168)	11,168,132	$11,168
Investments Purchased with Proceeds from Securities Lending (c) – 25.2%
(Cost $346,553)		346,553
Total Investments – 125.3% (Cost $1,437,213)		1,726,131
Other Assets and Liabilities, Net – (25.3)%		(348,132)
Total Net Assets – 100.0%		$1,377,999

(a)  This security or a portion of this security is out on loan at October 31, 2005. Total loaned securities had a market value of $339,875,080 at October 31, 2005. See note 2 in Notes to Financial Statements.

(b)  Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

(c)  The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. The cash collateral is invested in various short-term fixed income securities, such as repurchase agreements, commercial paper, money market funds and other corporate obligations.

ADR – American Depository Receipt

FIRST AMERICAN FUNDS Annual Report 2005

Statements of Assets and Liabilities October 31, 2005, in thousands, except per share data

	Balanced Fund	Equity Income Fund
ASSETS:
Investments in unaffiliated securities, at value* (cost $357,350 and $1,079,492, repectively) (note 2)	$386,323	$1,368,410
Investments in affiliated money market fund, at value (cost $7,434 and $11,168, respectively) (note 2 )	7,434	11,168
Investments purchased with proceeds from security lending (cost $120,355 and $346,553, respectively) (note 2)	120,355	346,553
Cash**	575	399
Receivable for dividends and interest	1,010	1,814
Receivable for investment securities sold	14,361	—
Receivable for capital shares sold	381	307
Prepaid expenses and other assets	46	45
Total assets	530,485	1,728,696
LIABILITIES:
Payable for investment securities purchased	11,728	—
Payable for investment securities purchased on a when-issued basis	5,060	—
Payable upon return of securities loaned (note 2)	120,493	346,952
Payable for capital shares redeemed	1,538	2,526
Payable to affiliates (note 3)	278	1,101
Payable for distribution and shareholder servicing fees	45	68
Payable for swap contracts	31	—
Payable for variation margin	3	—
Accrued expenses and other liabilities	21	50
Total liabilities	139,197	350,697
Net assets	$391,288	$1,377,999
COMPOSITION OF NET ASSETS:
Portfolio capital	$363,196	$1,083,269
Undistributed net investment income	634	124
Accumulated net realized gain (loss) on investments and futures contracts	(1,573)	5,688
Net unrealized appreciation of investments	28,973	288,918
Net unrealized appreciation of futures contracts	97	—
Net unrealized depreciation of swap agreements	(39)	—
Net assets	$391,288	$1,377,999
* Including securities loaned, at value	$118,277	$339,875
** Includes cash collateral received related to securities loaned (note 2)	$138	$399
Class A:
Net assets	$112,557	$171,998
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	9,983	12,581
Net asset value and redemption price per share	$11.27	$13.67
Maximum offering price per share (1)	$11.93	$14.47
Class B:
Net assets	$19,409	$21,003
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	1,736	1,548
Net asset value, offering price, and redemption price per share (2)	$11.18	$13.57
Class C:
Net assets	$4,787	$15,313
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	427	1,126
Net asset value, offering price and redemption price per share (2)	$11.22	$13.59
Class R:
Net assets	$1	$418
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	—	31
Net asset value, offering price, and redemption price per share	$11.29	$13.66
Class Y:
Net assets	$254,534	$1,169,267
Shares issued and outstanding ($0.0001 par value — 2 billion authorized)	22,510	84,973
Net asset value, offering price, and redemption price per share	$11.31	$13.76

  (1)  The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%

  (2)  Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Statements of Operations in thousands

	Balanced Fund		Equity Income Fund
One-Month	Year Period Ended 10/31/05	One-Month Ended 9/30/05	Year Period Ended 10/31/05	Ended 9/30/05
INVESTMENT INCOME:
Interest from unaffliliated securities	$461	$6,017	$15	$222
Dividends from affliliated money market fund	18	167	36	294
Dividends from unaffiliated securities	175	3,863	2,144	42,040
Less: Foreign taxes withheld	—	(12)	4	(76)
Securities lending income	14	141	19	294
Total investment income	668	10,176	2,218	42,774
EXPENSES (note 3):
Investment advisory fees	217	2,747	759	10,284
Transfer agent fees	49	266	173	979
Administration fees	45	886	149	3,246
Registration fees	4	43	4	43
Professional fees	2	43	7	99
Custodian fees	2	37	6	140
Postage & printing fees	1	23	3	82
Other expenses	1	13	4	35
Directors' fees	1	10	3	37
Distribution and shareholder servicing fees – Class A	24	297	36	462
Distribution and shareholder servicing fees – Class B	16	246	18	231
Distribution and shareholder servicing fees – Class C	4	59	13	181
Distribution and shareholder servicing fees – Class R (1)	—	—	—	1
Total expenses	366	4,670	1,175	15,820
Less: Fee waivers (note 3)	(38)	(637)	—	(516)
Total net expenses	328	4,033	1,175	15,304
Investment income – net	340	6,143	1,043	27,470
REALIZED AND UNREALIZED GAINS (LOSSES) – NET (note 5):
Net realized gain (loss) on investments	(634)	44,140	(1,938)	43,644
Net realized gain on in-kind distribution (note 10)	—	—	—	45,141
Net realized gain (loss) on futures contracts	2	(21)	—	—
Net realized gain on swap agreements	—	47	—	—
Net realized gain on written options	—	132	—	—
Net change in unrealized appreciation or depreciation of investments	(5,144)	7,744	(20,424)	50,906
Net change in unrealized appreciation or depreciation of futures contracts	51	158	—	—
Net change in unrealized appreciation or depreciation of swap agreements	(37)	(2)	—	—
Net gain (loss)	(5,762)	52,198	(22,362)	139,691
Net increase (decrease) in net assets resulting from operations	$(5,422)	$58,341	$(21,319)	$167,161

  (1)  Due to the presentation of the finanacial statements in thousands, the numbers round to zero.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

Statements of Changes in Net Assets in thousands

	Balanced Fund			Equity Income Fund
	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04
OPERATIONS:
Investment income – net	$340	$6,143	$7,045	$1,043	$27,470	$26,113
Net realized gain (loss) on investments	(634)	44,140	26,114	(1,938)	43,644	22,327
Net realized gain on in-kind distribution	—	—	—	—	45,141	—
Net realized gain (loss) on futures contracts	2	(21)	923	—	—	—
Net realized gain on swap agreements	—	47	—	—	—	—
Net realized gain on written options	—	132	214	—	—	—
Net change in unrealized appreciation or depreciation of investments	(5,144)	7,744	8,139	(20,424)	50,906	134,451
Net change in unrealized appreciation or depreciation of futures contracts	51	158	202	—	—	—
Net change in unrealized appreciation or depreciation of swap agreements	(37)			(2)
Net change in unrealized appreciation or depreciation of written options	—	—	28	—	—	—
Net increase (decrease) in net assets resulting from operations	(5,422)	58,341	42,665	(21,319)	167,161	182,891
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	—	(1,628)	(1,535)	(89)	(3,048)	(2,721)
Class B	—	(148)	(228)	—	(222)	(224)
Class C	—	(37)	(47)	—	(176)	(183)
Class R	—	—	(237)	—	(2)	(196)
Class Y	—	(4,412)	(5,588)	(829)	(25,969)	(25,834)
Net realized gain on investments:
Class A	—	—	—	—	(160)	—
Class B	—	—	—	—	(21)	—
Class C	—	—	—	—	(17)	—
Class Y	—	—	—	—	(1,245)	—
Total distributions	—	(6,225)	(7,635)	(918)	(30,860)	(29,158)
CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	1,355	13,247	33,852	862	21,141	53,380
Reinvestment of distributions	—	1,585	1,487	82	2,988	2,528
Payments for redemptions	(1,628)	(34,236)	(20,593)	(3,060)	(47,176)	(31,031)
Increase (decrease) in net assets from Class A transactions	(273)	(19,404)	14,746	(2,116)	(23,047)	24,877
Class B:
Proceeds from sales	40	1,081	1,605	70	1,913	4,986
Reinvestment of distributions	—	142	219	—	229	209
Payments for redemptions	(1,003)	(11,765)	(8,962)	(367)	(6,332)	(5,788)
Decrease in net assets from Class B transactions	(963)	(10,542)	(7,138)	(297)	(4,190)	(593)
Class C:
Proceeds from sales	29	860	858	107	1,226	2,790
Reinvestment of distributions	—	36	47	—	192	183
Payments for redemptions	(685)	(1,977)	(2,596)	(663)	(6,129)	(5,027)
Decrease in net assets from Class C transactions	(656)	(1,081)	(1,691)	(556)	(4,711)	(2,054)
Class R:
Proceeds from sales	—	—	3,496	9	422	2,328
Reinvestment of distributions	—	—	237	—	2	191
Payments for redemptions	—	—	(29,325)	(1)	(25)	(21,497)
Increase (decrease) in net assets from Class R transactions	—	—	(25,592)	8	399	(18,978)
Class Y:
Proceeds from sales	2,780	38,526	61,896	4,504	172,670	300,945
Reinvestment of distributions	—	4,180	5,332	233	9,228	9,109
Payments for redemptions	(7,309)	(96,953)	(171,415)	(23,083)	(497,089)	(316,521)
Decrease in net assets from Class Y transactions	(4,529)	(54,247)	(104,187)	(18,346)	(315,191)	(6,467)
Decrease in net assets from capital share transactions	(6,421)	(85,274)	(123,862)	(21,307)	(346,740)	(3,215)
Total increase (decrease) in net assets	(11,843)	(33,158)	(88,832)	(43,544)	(210,439)	150,518
Net assets at beginning of period	403,131	436,289	525,121	1,421,543	1,631,982	1,481,464
Net assets at end of period	$391,288	$403,131	$436,289	$1,377,999	$1,421,543	$1,631,982
Undistributed (distributions in excess of ) net investment income at end of period	$634	$270	$89	$124	$(1)	$(4,922)

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

(This page has been left blank intentionally.)

Financial Highlights For a share outstanding throughout the indicated periods.

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (9)
Balanced Fund (1)
Class A
2005	(2) (3)	$11.43	$0.01	$(0.17)	$—	$—	$11.27	(1.40)%
2005	(3) (4)	10.12	0.15	1.31	(0.15)	—	11.43	14.51
2004	(3) (4)	9.47	0.13	0.66	(0.14)	—	10.12	8.39
2003	(4)	8.38	0.17	1.08	(0.16)	—	9.47	14.98
2002	(3) (4)	9.50	0.20	(1.12)	(0.20)	—	8.38	(9.90)
2001	(3) (5)	13.83	0.18	(2.24)	(0.20)	(2.07)	9.50	(17.03)
Class B
2005	(2) (3)	$11.34	$—	$(0.16)	$—	$—	$11.18	(1.41)%
2005	(3) (4)	10.04	0.07	1.30	(0.07)	—	11.34	13.64
2004	(3) (4)	9.41	0.05	0.65	(0.07)	—	10.04	7.46
2003	(4)	8.32	0.10	1.08	(0.09)	—	9.41	14.25
2002	(3) (4)	9.44	0.13	(1.12)	(0.13)	—	8.32	(10.64)
2001	(3) (5)	13.75	0.17	(2.29)	(0.13)	(2.06)	9.44	(17.64)
Class C
2005	(2) (3)	$11.38	$—	$(0.16)	$—	$—	$11.22	(1.41)%
2005	(3) (4)	10.08	0.07	1.30	(0.07)	—	11.38	13.61
2004	(3) (4)	9.44	0.05	0.66	(0.07)	—	10.08	7.53
2003	(4)	8.35	0.09	1.10	(0.10)	—	9.44	14.24
2002	(3) (4)	9.49	0.13	(1.14)	(0.13)	—	8.35	(10.77)
2001	(3) (6)	9.29	—	0.20	—	—	9.49	2.15
Class R (6)
2005	(2) (3)	$11.45	$0.01	$(0.17)	$—	$—	$11.29	(1.40)%
2005	(3) (4)	10.14	0.11	1.32	(0.12)	—	11.45	14.16
2004	(3) (4)	9.49	0.14	0.64	(0.13)	—	10.14	8.22
2003	(4)	8.39	0.15	1.10	(0.15)	—	9.49	15.08
2002	(3) (4)	9.50	0.20	(1.12)	(0.19)	—	8.39	(9.90)
2001	(3) (8)	11.27	0.18	(1.74)	(0.21)	—	9.50	(14.03)
Class Y
2005	(2) (3)	$11.46	$0.01	$(0.16)	$—	$—	$11.31	(1.31)%
2005	(3) (4)	10.15	0.17	1.32	(0.18)	—	11.46	14.76
2004	(3) (4)	9.50	0.16	0.66	(0.17)	—	10.15	8.62
2003	(4)	8.40	0.19	1.09	(0.18)	—	9.50	15.35
2002	(3) (4)	9.53	0.23	(1.13)	(0.23)	—	8.40	(9.74)
2001	(3) (5)	13.87	0.16	(2.20)	(0.23)	(2.07)	9.53	(16.84)

  (1)  The financial highlights for the Balanced Fund as set forth herein include the historical financial highlights of the Firstar Balanced Growth Fund. The assets of the
Firstar Fund were acquired by the First American Balanced Fund on September 24, 2001. In connection with such acquisition, (i) Class A shares of the Firstar
Balanced Growth Fund were exchanged for Class A shares of the First American Balanced Fund, (ii) Firstar Class B shares were exchanged for Class B shares of the First American Fund, (iii) Firstar Class Y shares were exchanged for Class S shares of the First American Fund, and (iv) Firstar Class Institutional shares were exchanged for Class Y shares of the First American Fund.

  (2)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  Per share data calculated using average shares outstanding method.

  (4)  For the period October 1 to September 30 in the year indicated.

  (5)  For the period November 1, 2000 to September 30, 2001. Effective in 2001, the fund's fiscal year end was changed from October 31 to September 30. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (7)  Prior to July 1, 2004, Class R shares were named Class S shares.

  (8)  For the period from November 27, 2000, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (9)  Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Balanced Fund (1)
Class A
2005	(2) (3)	$112,557	1.10%	0.90%	1.21%	0.79%	12%
2005	(3) (4)	114,388	1.06	1.35	1.21	1.20	147
2004	(3) (4)	119,292	1.05	1.27	1.19	1.13	110
2003	(4)	98,016	1.05	1.75	1.23	1.57	156
2002	(3) (4)	98,557	1.05	2.07	1.23	1.89	79
2001	(3) (5)	127,590	1.22	1.96	1.28	1.90	54
Class B
2005	(2) (3)	$19,409	1.85%	0.15%	1.96%	0.04%	12%
2005	(3) (4)	20,657	1.81	0.60	1.96	0.45	147
2004	(3) (4)	28,101	1.80	0.54	1.94	0.40	110
2003	(4)	33,015	1.80	1.00	1.98	0.82	156
2002	(3) (4)	35,641	1.80	1.32	1.98	1.14	79
2001	(3) (5)	47,150	1.93	1.22	1.99	1.16	54
Class C
2005	(2) (3)	$4,787	1.85%	0.15%	1.96%	0.04%	12%
2005	(3) (4)	5,528	1.81	0.60	1.96	0.45	147
2004	(3) (4)	5,890	1.80	0.55	1.94	0.41	110
2003	(4)	7,089	1.80	0.99	1.98	0.81	156
2002	(3) (4)	2,233	1.80	1.32	1.98	1.14	79
2001	(3) (6)	2,351	0.94	2.20	0.94	2.20	54
Class R (6)
2005	(2) (3)	$1	1.35%	0.65%	1.61%	0.39%	12%
2005	(3) (4)	1	1.31	1.06	1.61	0.76	147
2004	(3) (4)	1	1.05	1.39	1.19	1.25	110
2003	(4)	23,844	1.05	1.76	1.23	1.58	156
2002	(3) (4)	36,194	1.05	2.07	1.23	1.89	79
2001	(3) (8)	39,527	1.22	1.94	1.28	1.88	54
Class Y
2005	(2) (3)	$254,534	0.85%	1.15%	0.96%	1.04%	12%
2005	(3) (4)	262,557	0.81	1.60	0.96	1.45	147
2004	(3) (4)	283,005	0.80	1.55	0.94	1.41	110
2003	(4)	363,157	0.80	2.00	0.98	1.82	156
2002	(3) (4)	290,288	0.80	2.32	0.98	2.14	79
2001	(3) (5)	375,983	0.97	2.21	1.04	2.14	54

FIRST AMERICAN FUNDS Annual Report 2005

Financial Highlights For a share outstanding throughout the indicated periods

		Net Asset Value Beginning of Period	Net Investment Income	Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains	Net Asset Value End of Period	Total Return (6)
Equity Income Fund (1)
Class A
2005	(2)	$13.89	$0.01	$(0.22)	$(0.01)	$—	$13.67	(1.53)%
2005	(3)	12.77	0.20	1.15	(0.22)	(0.01)	13.89	10.65
2004	(3)	11.56	0.18	1.23	(0.20)	—	12.77	12.26
2003	(3)	9.58	0.18	1.99	(0.19)	—	11.56	22.81
2002	(3)	12.13	0.16	(2.48)	(0.19)	(0.04)	9.58	(19.51)
2001	(3)	16.29	0.29	(0.74)	(0.32)	(3.39)	12.13	(3.89)
Class B
2005	(2)	$13.79	$—	$(0.22)	$—	$—	$13.57	(1.60)%
2005	(3)	12.68	0.10	1.14	(0.12)	(0.01)	13.79	9.86
2004	(3)	11.49	0.08	1.22	(0.11)	—	12.68	11.37
2003	(3)	9.52	0.10	1.98	(0.11)	—	11.49	21.97
2002	(3)	12.07	0.09	(2.49)	(0.11)	(0.04)	9.52	(20.10)
2001	(3)	16.24	0.18	(0.75)	(0.21)	(3.39)	12.07	(4.64)
Class C
2005	(2)	$13.81	$—	$(0.22)	$—	$—	$13.59	(1.59)%
2005	(3)	12.70	0.11	1.13	(0.12)	(0.01)	13.81	9.84
2004	(3)	11.51	0.08	1.22	(0.11)	—	12.70	11.34
2003	(3)	9.54	0.10	1.98	(0.11)	—	11.51	21.95
2002	(3)	12.09	0.10	(2.50)	(0.11)	(0.04)	9.54	(20.08)
2001	(3)	16.28	0.18	(0.76)	(0.22)	(3.39)	12.09	(4.74)
Class R (4)
2005	(2)	$13.88	$0.01	$(0.23)	$—	$—	$13.66	(1.55)%
2005	(3)	12.78	0.11	1.20	(0.20)	(0.01)	13.88	10.33
2004	(3)	11.56	0.19	1.22	(0.19)	—	12.78	12.18
2003	(3)	9.57	0.19	1.99	(0.19)	—	11.56	22.91
2002	(3)	12.12	0.15	(2.47)	(0.19)	(0.04)	9.57	(19.47)
2001	(5)	11.57	0.01	0.54	—	—	12.12	4.75
Class Y
2005	(2)	$13.98	$0.01	$(0.21)	$(0.01)	$(0.01)	$13.76	(1.50)%
2005	(3)	12.85	0.24	1.15	(0.25)	(0.01)	13.98	10.94
2004	(3)	11.63	0.21	1.24	(0.23)	—	12.85	12.54
2003	(3)	9.63	0.21	2.00	(0.21)	—	11.63	23.20
2002	(3)	12.20	0.21	(2.52)	(0.22)	(0.04)	9.63	(19.30)
2001	(3)	16.37	0.33	(0.76)	(0.35)	(3.39)	12.20	(3.71)

  (1)  Per share data calculated using average shares outstanding method.

  (2)  For the period October 1, 2005 to October 31, 2005. Effective October 1, 2005, the fund's fiscal year end was changed from September 30 to October 31. All ratios for the period have been annualized, except total return and portfolio turnover.

  (3)  For the period October 1 to September 30 in the year indicated.

  (4)  Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.

  (5)  For the period from September 24, 2001, when the class of shares was first offered, to September 30, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.

  (6)  Total return does not include sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

FIRST AMERICAN FUNDS Annual Report 2005

		Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)	Portfolio Turnover Rate
Equity Income Fund (1)
Class A
2005	(2)	$171,998	1.20%	0.70%	1.20%	0.70%	—%
2005	(3)	176,878	1.16	1.51	1.19	1.48	27
2004	(3)	184,381	1.15	1.39	1.19	1.35	12
2003	(3)	144,282	1.15	1.70	1.20	1.65	43
2002	(3)	128,142	1.15	1.43	1.20	1.38	38
2001	(3)	24,557	1.00	1.97	1.15	1.82	33
Class B
2005	(2)	$21,003	1.95%	(0.05)%	1.95%	(0.05)%	—%
2005	(3)	21,639	1.91	0.78	1.94	0.75	27
2004	(3)	23,869	1.90	0.65	1.94	0.61	12
2003	(3)	22,156	1.90	0.95	1.95	0.90	43
2002	(3)	18,699	1.90	0.80	1.95	0.75	38
2001	(3)	11,516	1.75	1.20	1.90	1.05	33
Class C
2005	(2)	$15,313	1.95%	(0.05)%	1.95%	(0.05)%	—%
2005	(3)	16,128	1.91	0.79	1.94	0.76	27
2004	(3)	19,300	1.90	0.66	1.94	0.62	12
2003	(3)	19,386	1.90	0.95	1.95	0.90	43
2002	(3)	11,171	1.90	0.86	1.95	0.81	38
2001	(3)	8,028	1.75	1.20	1.90	1.05	33
Class R (4)
2005	(2)	$418	1.45%	0.45%	1.60%	0.30%	—%
2005	(3)	415	1.41	0.83	1.59	0.65	27
2004	(3)	1	1.15	1.52	1.19	1.48	12
2003	(3)	17,170	1.15	1.80	1.20	1.75	43
2002	(3)	36,522	1.15	1.34	1.20	1.29	38
2001	(5)	328	1.23	4.08	1.42	3.89	33
Class Y
2005	(2)	$1,169,267	0.95%	0.95%	0.95%	0.95%	—%
2005	(3)	1,206,483	0.91	1.80	0.94	1.77	27
2004	(3)	1,404,431	0.90	1.65	0.94	1.61	12
2003	(3)	1,278,470	0.90	1.95	0.95	1.90	43
2002	(3)	678,352	0.90	1.80	0.95	1.75	38
2001	(3)	267,361	0.75	2.21	0.90	2.06	33

FIRST AMERICAN FUNDS Annual Report 2005

Notes to Financial Statements  October 31, 2005

1 >  Organization

The Real Estate Securities Fund, International Fund, Small Cap Growth Opportunities Fund, Small Cap Select Fund, Small Cap Value Fund, Small-Mid Cap Core Fund (named Technology Fund prior to October 3, 2005), Mid Cap Growth Opportunities Fund, Mid Cap Value Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Balanced Fund and Equity Income Fund (each a "fund" and collectively, the "funds") are mutual funds offered by First American Investment Funds, Inc. ("FAIF"), which is a member of the First American Family of Funds. As of October 31, 2005, FAIF offered 38 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF's articles of incorporation permit the fund's board of directors to create additional funds in the future. Each fund other than Real Estate Securities Fund is a diversified open-end management investment company. The Real Estate Securities Fund is a non-diversified open-end management investment company. Prior to October 3, 2005, Small-Mid Cap Core Fund had different investment strategies, was named Technology Fund and also was non-diversified. Non-diversified funds may invest a large component of their net assets in securities of relatively few issuers.

FAIF offers Class A, Class B, Class C, Class R, and Class Y shares. Prior to July 1, 2004, Class R shares were named Class S shares. Class A shares are sold with a front-end sales charge. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Class R shares are not offered by the Small-Mid Cap Core Fund.

The funds' prospectuses provide descriptions of each fund's investment objective, principal investment strategies and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class' servicing or distribution arrangements.

On June 22, 2005, the funds' board of directors approved a change in the funds' fiscal year end from September 30 to October 31, effective with the one month period ended October 31, 2005 (the "fiscal period").

2 >  Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds' investments are furnished by one or more independent pricing services that have been approved by the funds' board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds' board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which

FIRST AMERICAN FUNDS Annual Report 2005

the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. The International Fund is supplied with information from an unaffiliated third party with respect to the fair value of foreign securities. Price movements in futures contracts and American Depository Receipts, and various other indices, may be reviewed in the course of making a good faith determination of a security's fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of October 31, 2005, Real Estate Securities Fund, Small Cap Growth Opportunities Fund, and Balanced Fund held fair valued securities with a total value of $325,212, $0, and $16,709, respectively, or 0.1%, 0.0%, and 0.0% of total net assets, respectively. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchange on which they trade unless they are fair valued as described above. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund on the valuation date.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income-tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Equity Income Fund and Large Cap Value Fund declare and pay income dividends monthly. Balanced Fund, Large Cap Select Fund, Mid Cap Value Fund and Real Estate Securities Fund declare and pay income dividends quarterly. Large Cap Growth Opportunities Fund, Mid Cap Growth Opportunites Fund, Small Cap Growth Opportunites Fund, Small Cap Select Fund, Small Cap Value Fund, Small-Mid Cap Core Fund and the International Fund declare and pay income dividends annually. Distributions are payable in cash or reinvested in additional shares of the funds. Any net realized capital gains on sales of a fund's securities are distributed to shareholders at least annually.

The Real Estate Securities Fund receives substantial distributions from holdings in real estate investment trusts ("REITs"). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the REIT shareholder. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, Real Estate Securities Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to fund shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a fund shareholder may represent a return of capital.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales, foreign currency gains and losses, investments in limited partnerships and REITs, and the "mark-to-market" of certain passive foreign investment companies ("PFICs") for tax purposes. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

FIRST AMERICAN FUNDS Annual Report 2005

Notes to Financial Statements  October 31, 2005

On the Statement of Assets and Liabilities the following reclassifications were made (000):

Fund	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income	Portfolio Capital
Real Estate Securities Fund	$235	$(235)	$—
International Fund	3,174	(48)	(3,126)
Small Cap Growth Opportunities Fund	(263)	263	—
Small Cap Select Fund	8,519	506	(9,025)
Small-Mid Cap Core Fund	1,394	52	(1,446)
Mid Cap Growth Opportunities Fund	8,499	729	(9,228)
Mid Cap Value Fund	(161)	161	—
Large Cap Growth Opportunities Fund	21,644	226	(21,870)
Large Cap Value Fund	(4)	4	—
Balanced Fund	(24)	24	—

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the fiscal period ended October 31, 2005 and the fiscal years ended September 30, 2005 and 2004, were characterized as follows (000):

	October 31, 2005
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Large Cap Value Fund	$161	$—	$—	$161
Equity Income Fund	918	—	—	918
	September 30, 2005
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Real Estate Securities Fund	$17,941	$40,662	$—	$58,603
International Fund	10,214	—	—	10,214
Small Cap Growth Opportunities Fund	12,908	26,459	—	39,367
Small Cap Select Fund	62,270	95,731	—	158,001
Small Cap Value Fund	9,040	57,102	—	66,142
Mid Cap Growth Opportunities Fund	79,521	115,577	—	195,098
Mid Cap Value Fund	3,756	—	—	3,756
Large Cap Growth Opportunities Fund	2,288	—	757	3,045
Large Cap Select Fund	4,919	1,525	—	6,444
Large Cap Value Fund	11,191	—	—	11,191
Balanced Fund	6,225	—	—	6,225
Equity Income Fund	22,731	8,129	—	30,860

FIRST AMERICAN FUNDS Annual Report 2005

	September 30, 2004
Fund	Ordinary Income	Long Term Gain	Return of Capital	Total
Real Estate Securities Fund	$17,709	$6,775	$—	$24,484
International Fund	8,820	—	—	8,820
Small Cap Growth Opportunities Fund	—	3,085	—	3,085
Small Cap Select Fund	62,602	15,960	—	78,562
Small Cap Value Fund	6,941	13,524	—	20,465
Mid Cap Growth Opportunities Fund	19,503	21,278	—	40,781
Mid Cap Value Fund	2,102	—	57	2,159
Large Cap Growth Opportunities Fund	1,184	—	261	1,445
Large Cap Select Fund	2,504	333	—	2,837
Large Cap Value Fund	12,705	—	—	12,705
Balanced Fund	7,635	—	—	7,635
Equity Income Fund	29,158	—	—	29,158

As of October 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows (000):

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Capital and Post-October Losses	Unrealized Appreciation/ (Depreciation)	Other Accumulated Losses	Total Accumulated Earnings (Deficit)
Real Estate Securities Fund	$27,040	$52,223	$—	$95,874	$—	$175,137
International Fund	18,401	—	(67,315)	188,233	(33)	139,286
Small Cap Growth Opportunities Fund	47,283	8,237	—	460	(52)	55,928
Small Cap Select Fund	50,757	107,691	(38,883)	77,143	(180)	196,528
Small Cap Value Fund	9,967	80,010	—	57,759	(107)	147,629
Small-Mid Cap Core Fund	—	—	(455,395)	(2,612)	(62)	(458,069)
Mid Cap Growth Opportunities Fund	52,862	104,609	(40,336)	253,990	—	371,125
Mid Cap Value Fund	247	35,553	—	82,515	—	118,315
Large Cap Growth Opportunities Fund	—	—	(111,594)	101,291	(1)	(10,304)
Large Cap Select Fund	8,129	7,247	(680)	17,323	(23)	31,996
Large Cap Value Fund	851	26,976	—	112,776	—	140,603
Balanced Fund	638	—	(654)	28,417	(309)	28,092
Equity Income Fund	124	7,683	(1,938)	288,861	—	294,730

The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses on wash sales and investments in limited partnerships and REITs, and the amount of gain (loss) recognized for tax purposes due to mark to market adjustments on open futures contracts and the mark to market for certain PFICs for tax purposes.

As of October 31, 2005, the following funds had capital loss carryforwards (000):

	Expiration Year
Fund	2007	2008	2009	2010	2011	2012	2013	Total
International Fund	$3,524	$—	$6,853	$56,938	$—	$—	$—	$67,315
Small Cap Select Fund	—	—	38,883	—	—	—	—	38,883
Small-Mid Cap Core Fund	124	9,840	339,005	102,106	4,320	—	—	455,395
Mid Cap Growth Opportunities Fund	—	—	40,336	—	—	—	—	40,336
Large Cap Growth Opportunities Fund	—	—	108,204	—	—	—	3,390	111,594
Large Cap Select Fund	—	—	—	—	—	—	680	680
Balanced Fund	—	—	—	41	—	—	613	654
Equity Income Fund	—	—	—	—	—	—	1,938	1,938

In accordance with Section 382 of the Internal Revenue Code, utilization of all or a portion of the above capital loss carryovers is limited on an annual basis for International Fund, Large Cap Growth Opportunities Fund, Mid Cap Growth Opportunities Fund, Small Cap Select Fund, and Small-Mid Cap Core Fund to (000) $4,046, $24,385, $10,084, $9,721 and $1,524, respectively. For the short period ended October 31, 2005, this is further limited to a pro-rata portion of this amount.

FUTURES TRANSACTIONS – In order to gain exposure to or protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, certain funds may enter into S&P stock index futures contracts and other stock index futures contracts. The Balanced Fund may also enter into interest rate index futures contracts.

FIRST AMERICAN FUNDS Annual Report 2005

Notes to Financial Statements  October 31, 2005

Upon entering into a futures or currency contract, the fund is required to deposit cash or pledge U.S. Government securities in an amount equal to five percent of the purchase price indicated in the futures or currency contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund's basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

OPTIONS TRANSACTIONS – The funds may utilize options in an attempt to manage market or business risk or enhance returns. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option. At October 31, 2005, the funds held no outstanding written options.

Purchased options are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If a purchased option expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized, to the extent that the proceeds from the sale are greater or less than the cost of the option. If a put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

FOREIGN CURRENCY TRANSLATION – The books and records of the International Fund relating to the fund's non-U.S. dollar denominated investments are maintained in U.S. dollars on the following basis:

•  market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and

•  purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The International Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. At October 31, 2005, foreign currency holdings consisted of multiple denominations, primarily European Monetary Units and Australian Dollars.

FORWARD FOREIGN CURRENCY CONTRACTS – The International Fund may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts are not recorded because the International Fund intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Fund realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the

FIRST AMERICAN FUNDS Annual Report 2005

securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the fund's statement of assets and liabilities. The face or contract amount in U.S. dollars reflects the total exposure the fund has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts. At October 31, 2005, the International Fund had no outstanding forward currency contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolio maintains, in a segregated account with its custodian, assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. At October 31, 2005, the following fund had outstanding when-issued commitments (000):

Fund	Cost	Segregated Assets
Balanced Fund	$5,060	$7,713

In connection with the ability to purchase securities on a when-issued basis, each fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to "roll over" its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. At October 31, 2005, the funds did not have any dollar rolls.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds' board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund's investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds' board of directors. At October 31, 2005, Real Estate Securities Fund, Small Cap Growth Opportunities Fund, and Balanced Fund had investments in illiquid securities with a total value of $325,212, $0, and $16,709, respectively, or 0.1%, 0.0%, and 0.0%, respectively, of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

Real Estate Securities Fund
Security	Shares	Dates Acquired	Cost Basis (000)
Beacon Capital	33,750	3/98	$435
Newcastle Investment Holdings	35,000	6/98	153
Small Cap Growth Opportunities Fund
Security	Shares	Dates Acquired	Cost Basis (000)
Tridium, Class B	278,500	4/99-8/99	$1,524
VideoPropulsion	809,856	12/99	— *

*  Rounds to zero.

Balanced Fund
Security	Par (000)	Dates Acquired	Cost Basis (000)
Duty Free International	$605	1/99-11/02	$605

SECURITIES LENDING – In order to generate additional income, a fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund's policy is to maintain collateral in the form of cash, U.S. Government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned. As with other extensions

FIRST AMERICAN FUNDS Annual Report 2005

Notes to Financial Statements  October 31, 2005

of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. As of October 31, 2005, cash collateral invested was as follows (000):

	Commercial Paper	Corporate Obligations	Repurchase Agreements	Money Market Fund	Other Short-Term Securities	Total
Real Estate Securities Fund	$87,173	$90,136	$115,350	$—	$6,953	$299,612
International Fund	—	—	—	289,800	—	289,800
Small Cap Growth Opportunities Fund	26,586	27,490	35,180	—	2,120	91,376
Small Cap Select Fund	82,585	85,392	109,279	—	6,586	283,842
Small Cap Value Fund	25,937	26,819	34,321	—	2,069	89,146
Small-Mid Cap Core Fund	5,112	5,286	6,764	—	408	17,570
Mid Cap Growth Opportunities Fund	177,194	183,217	234,469	—	14,133	609,013
Mid Cap Value Fund	61,754	63,853	81,714	—	4,925	212,246
Large Cap Growth Opportunities Fund	74,871	77,416	99,072	—	5,971	257,330
Large Cap Select Fund	31,035	32,089	41,066	—	2,475	106,665
Large Cap Value Fund	70,900	73,310	93,818	—	5,655	243,683
Balanced Fund	35,018	36,208	46,336	—	2,793	120,355
Equity Income Fund	100,831	104,258	133,422	—	8,042	346,553

U.S. Bancorp Asset Management, Inc. ("USBAM") serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the funds. USBAM acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission ("SEC"). During the fiscal period ended October 31, 2005 and the fiscal year ended September 30, 2005, USBAM received fees equal to 35% of each fund's income from securities lending transactions. Effective January 1, 2006, such fees will be lowered to 32% of each fund's income from securities lending transactions. With respect to International Fund, a portion of this amount was paid to State Street Bank and Trust for acting as sub-lending agent. Fees paid to USBAM by the funds for the fiscal period ended October 31, 2005 and the fiscal year ended September 30, 2005, were as follows (000):

Fund	10/31/05	9/30/05
Real Estate Securities Fund	$11	$99
International Fund	26	408
Small Cap Growth Opportunities Fund	11	89
Small Cap Select Fund	12	214
Small Cap Value Fund	3	48
Small-Mid Cap Core Fund	1	34
Mid Cap Growth Opportunities Fund	18	269
Mid Cap Value Fund	7	92
Large Cap Growth Opportunities Fund	9	171
Large Cap Select Fund	3	33
Large Cap Value Fund	9	121
Balanced Fund	12	80
Equity Income Fund	13	159

SWAP AGREEMENTS – The Balanced fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk.

Interest rate swap agreements involve the exchange by the fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal).

In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a specified issuer on its obligation (typically a corporate issue or sovereign issue of an emerging country). The fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the fund owns an issuance of or otherwise has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the fund are included as part of miscellaneous income on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that

FIRST AMERICAN FUNDS Annual Report 2005

the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

SECURITY LITIGATION SETTLEMENTS – Income from settlement proceeds related to portfolio securities is recorded as an adjustment to realized or unrealized gains or losses. For the fiscal period ended October 31, 2005, Mid Cap Growth Opportunities Fund and Mid Cap Value Fund, received settlement proceeds of $20,447 and $8,035 respectively, as an adjustment to realized gains or losses for settlement proceeds related to securities no longer included in the portfolio. For the fiscal year ended September 30, 2005, Real Estate Securities Fund, Small Cap Growth Opportunities, Small Cap Select, Small-Mid Cap Core Fund, Mid Cap Growth Opportunities Fund, Large Cap Growth Opportunities Fund, Large Cap Value Fund, Balanced Fund and Equity Income Fund received settlement proceeds of $942, $1,063,765, $40,402, $84,326, $140,115, $72,577, $152,053, $31,571 and $25,533 respectively, as an adjustment to realized gains or losses for settlement proceeds related to securities no longer included in the portfolio.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses generally are allocated to the funds on the basis of relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal period ended October 31, 2005 and the fiscal year ended September 30, 2005.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the "Plan"), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by the board of directors. All amounts in the Plan are 100% vested, and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >  Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each fund's assets and furnishes related office facilities, equipment, research, and personnel. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank"), which is in turn a subsidiary of U.S. Bancorp. The Agreement requires each fund to pay USBAM a monthly fee based upon average daily net assets. The annual fee for each fund is as follows:

Fund	Adivsory Fee as a % of Average Daily Net Assets
Real Estate Securities Fund	0.70%
International Fund (1)	1.00
Small Cap Growth Opportunities Fund (2)	1.00
Small Cap Select Fund	0.70
Small Cap Value Fund	0.70
Small-Mid Cap Core Fund	0.70
Mid Cap Growth Opportunities Fund	0.70
Mid Cap Value Fund	0.70
Large Cap Growth Opportunities Fund (3)	0.65
Large Cap Select Fund (3)	0.65
Large Cap Value Fund (3)	0.65
Balanced Fund (3)	0.65
Equity Income Fund (3)	0.65

(1) Effective July 1, 2005. Prior to July 1, 2005, the advisory fee paid to USBAM by International Fund was equal to a rate of 1.10% of the average daily net assets up to $1.5 billion, 1.05% of the average daily net assets on the next $1 billion, and 1.00% of the average daily net assets in excess of $2.5 billion.

(2) Effective July 1, 2005. Prior to July 1, 2005, the advisory fee paid to USBAM by Small Cap Growth Opportunities Fund was equal to a rate of 1.40% of the average daily net assets.

(3) The advisory fees paid by Large Cap Growth Opportunities Fund, Large Cap Select Fund, Large Cap Value Fund, Balanced Fund, and Equity Income Fund are equal to an annual rate of 0.65% of the average daily net assets up to $3 billion, 0.625% of the average daily net assets on the next $2 billion, and 0.60% of the average daily net assets in excess of $5 billion.

FIRST AMERICAN FUNDS Annual Report 2005

Notes to Financial Statements  October 31, 2005

USBAM has agreed to waive fees and reimburse other fund expenses for certain funds through June 30, 2006, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class
Fund	A	B	C	R	Y
International Fund	1.52%	2.27%	2.27%	1.77%	1.27%
Small Cap Growth Opportunities Fund	1.47	2.22	2.22	1.72	1.22
Balanced Fund	1.10	1.85	1.85	1.35	0.85

Prior to July 1, 2005, USBAM agreed to waive fees and reimburse other fund expenses so that total fund operating expenses, as a percentage of average daily net assets, did not exceed the following amounts:

	Share Class
Fund	A	B	C	R	Y
Real Estate Securities Fund	1.23%	1.98%	1.98%	1.48%	0.98%
International Fund	1.60	2.35	2.35	1.85	1.35
Small Cap Growth Opportunities Fund	1.93	2.68	2.68	2.18	1.68
Small Cap Select Fund	1.21	1.96	1.96	1.46	0.96
Small Cap Value Fund	1.23	1.98	1.98	1.48	0.98
Small-Mid Cap Core Fund	1.23	1.98	1.98	NA	0.98
Mid Cap Growth Opportunities Fund	1.20	1.95	1.95	1.45	0.95
Mid Cap Value Fund	1.20	1.95	1.95	1.45	0.95
Large Cap Growth Opportunities Fund	1.15	1.90	1.90	1.40	0.90
Large Cap Select Fund	1.15	1.90	1.90	1.40	0.90
Large Cap Value Fund	1.15	1.90	1.90	1.40	0.90
Balanced Fund	1.05	1.80	1.80	1.30	0.80
Equity Income Fund	1.15	1.90	1.90	1.40	0.90

NA = not applicable

The funds may invest in related money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to both the investing funds and the related money market funds, USBAM will reimburse each investing fund an amount equal to that portion of USBAM's investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. For financial statement purposes, these reimbursements are recorded as investment income.

SUB-ADVISORY FEES – Since December 8, 2004, J.P. Morgan Investment Management Inc. ("J.P. Morgan") has served as investment sub-advisor to the International Fund, pursuant to a Sub-Advisory Agreement with USBAM. For its services under the Sub-Advisory Agreement with USBAM, J.P. Morgan is paid a monthly fee by USBAM calculated on an annual basis equal to 0.34% of the first $100 million of the fund's average daily net assets, 0.30% of the next $250 million of the fund's average daily net assets, 0.24% of the next $1,250 million of the fund's average daily net assets and 0.22% of the fund's average daily net assets in excess of $1,600 million.

Prior to December 8, 2004, Clay Finlay, Inc. ("Clay Finlay") served as investment sub-advisor to the International Fund. For its services under the Sub-Advisory Agreement with USBAM, Clay Finlay was paid a monthly fee by USBAM calculated on an annual basis equal to 0.25% of the first $500 million of the fund's average daily net assets and 0.10% of the fund's average daily net assets in excess of $500 million.

TRANSFER AGENT FEES – Effective July 1, 2005, U.S. Bancorp Fund Services, LLC ("USBFS"), a subsidiary of U.S. Bancorp, serves as the funds' transfer agent pursuant to a transfer agent and shareholder servicing agreement with FAIF. FAIF pays transfer agent fees of $18,500 per share class and additional per account fees for transfer agent services. These fees are allocated to each fund based upon the fund's pro rata share of the aggregate average daily net assets of the funds that comprise FAIF. Under the new transfer agent and shareholder servicing agreement, FAIF also pays USBFS a fee equal, on an annual basis, to 0.10% of each fund's average daily net assets. This fee compensates USBFS for providing certain shareholder services and reimburses USBFS for its payments to financial institutions that establish and maintain omnibus accounts and provide customary services for such accounts. In addition to these fees, the funds reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services. Prior to July 1, 2005, these services were provided by USBFS pursuant to the co-administration agreement.

For the fiscal period ended October 31, 2005 and the fiscal year ended September 30, 2005, transfer agent fees paid under the transfer agent and shareholder servicing agreement to USBFS by the funds included in this annual report were as follows (000):

Fund	10/31/05	9/30/05
Real Estate Securities Fund	$74	$392
International Fund	181	896
Small Cap Growth Opportunities Fund	35	194
Small Cap Select Fund	94	524
Small Cap Value Fund	47	266
Small-Mid Cap Core Fund	8	51
Mid Cap Growth Opportunities Fund	183	929
Mid Cap Value Fund	77	377
Large Cap Growth Opportunities Fund	112	665
Large Cap Select Fund	39	181
Large Cap Value Fund	101	602
Balanced Fund	45	257
Equity Income Fund	159	945

FIRST AMERICAN FUNDS Annual Report 2005

ADMINISTRATION FEES – Effective July 1, 2005, USBAM serves as the funds' administrator pursuant to an administration agreement between USBAM and the funds. USBFS serves as sub-administrator pursuant to a sub-administration agreement between USBFS and USBAM. Under the administration agreement, USBAM is compensated to provide, or compensate other entities to provide, services to the funds. These services include various legal, oversight and administrative services and accounting services. Effective July 1, 2005, the funds pay USBAM administration fees which are calculated daily and paid monthly, equal to each fund's pro rata share of an amount equal, on an annual basis, to 0.15% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.135% on the next $17 billion of the aggregate average daily net assets, 0.12% on the next $25 billion of the aggregate average daily net assets, and 0.10% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse USBAM and, indirectly, the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

Prior to July 1, 2005, USBAM and USBFS served as "co-administrators" pursuant to a co-administration agreement between the co-administrators and the funds. The funds paid administration fees to the co-administrators, which were calculated daily and paid monthly, equal to each fund's pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.235% of the next $17 billion of the aggregate average daily assets, 0.22% of the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. In addition, the funds paid transfer agent fees under the co-administration agreement of $18,500 per share class plus additional per account fees. In addition to these fees, the funds reimbursed the co-administrators for any out-of-pocket expenses incurred in providing administration services.

Administration fees paid by the funds included in this annual report to USBAM for the fiscal period ended October 31, 2005 and to USBAM and USBFS for the fiscal year ended September 30, 2005 were as follows (000):

Fund	10/31/05	9/30/05
Real Estate Securities Fund	$69	$1,224
International Fund	169	2,820
Small Cap Growth Opportunities Fund	33	637
Small Cap Select Fund	88	1,743
Small Cap Value Fund	44	870
Small-Mid Cap Core Fund	7	175
Mid Cap Growth Opportunities Fund	171	2,921
Mid Cap Value Fund	72	1,154
Large Cap Growth Opportunities Fund	105	2,368
Large Cap Select Fund	36	588
Large Cap Value Fund	94	2,120
Balanced Fund	42	859
Equity Income Fund	149	3,235

CUSTODIAN FEES – U.S. Bank serves as the funds' custodian pursuant to a custodian agreement with FAIF for all funds except the International Fund. Effective July 1, 2005, the fee for each fund (except the International Fund) was reduced from an annual rate of 0.01% of average daily net assets to an annual rate of 0.005% of average daily net assets. State Street Bank ("SSB") has served as International Fund's custodian since July 1, 2005, pursuant to a custodian agreement with the fund. International Fund pays SSB various asset-based fees and transaction charges based on the issuer's country. All fees are computed daily and paid monthly.

Effective July 1, 2005, the funds entered into an agreement with their custodians whereby interest earned on uninvested cash balances is used to reduce a portion of each fund's custodian expenses. For the fiscal period ended October 31, 2005 and the fiscal year ended September 30, 2005, custodian fees were not reduced as a result of interest earned. The International Fund has also entered into an agreement with its custodian to receive credits to reduce the amount of custody fees incurred. These credits are disclosed as "Expenses paid indirectly" in the Statement of Operations.

DISTRIBUTION AND SHAREHOLDER SERVICING FEES – Quasar Distributors LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of each fund's average daily net

FIRST AMERICAN FUNDS Annual Report 2005

Notes to Financial Statements  October 31, 2005

assets of the Class A shares, Class B shares, Class C shares, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, or shareholder servicing activities.

FAIF has also adopted and entered into a shareholder servicing plan and agreement with USBAM with respect to the Class R shares. Each fund, except Small-Mid Cap Core Fund, pays USBAM a monthly shareholder servicing fee equal to an annual rate of 0.15% of each fund's average daily net assets of the Class R shares. USBAM is currently waiving all fees under this plan and agreement. This waiver may be discontinued at any time.

Under these distribution and shareholder servicing agreements, the following amounts were retained by Quasar for the fiscal period ended October 31, 2005 and the fiscal year ended September 30, 2005 (000):

Fund	10/31/05	9/30/05
Real Estate Securities Fund	$13	$97
International Fund	10	85
Small Cap Growth Opportunities Fund	9	191
Small Cap Select Fund	24	269
Small Cap Value Fund	10	106
Small-Mid Cap Core Fund	5	65
Mid Cap Growth Opportunities Fund	42	479
Mid Cap Value Fund	12	88
Large Cap Growth Opportunities Fund	25	272
Large Cap Select Fund	1	8
Large Cap Value Fund	21	238
Balanced Fund	27	347
Equity Income Fund	46	525

OTHER FEES AND EXPENSES – In addition to the investment advisory fees, custodian fees, distribution and shareholder servicing fees, transfer agent fees and administration fees, each fund is responsible for paying other operating expenses, including: fees and expenses of independent directors, registration fees, postage and printing of shareholder reports, legal, auditing, insurance, and other miscellaneous expenses. For the fiscal period ended October 31, 2005 and the fiscal year ended September 30, 2005, legal fees and expenses were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge ("CDSC") is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares.

Class B shares automatically convert to Class A shares after eight years.

Year Since Purchase	CDSC as a Percentage of Dollar Amount Subject to Charge
First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the fiscal period ended October 31, 2005 and the fiscal year ended September 30, 2005, total front-end sales charges and CDSCs retained by affiliates of USBAM for distributing the funds' shares were as follows (000):

Fund	10/31/05	9/30/05
Real Estate Securities Fund	$6	$218
International Fund	6	76
Small Cap Growth Opportunities Fund	6	109
Small Cap Select Fund	12	205
Small Cap Value Fund	8	86
Small-Mid Cap Core Fund	2	36
Mid Cap Growth Opportunities Fund	25	375
Mid Cap Value Fund	16	165
Large Cap Growth Opportunities Fund	8	164
Large Cap Select Fund	6	34
Large Cap Value Fund	10	104
Balanced Fund	7	156
Equity Income Fund	17	406

FIRST AMERICAN FUNDS Annual Report 2005

4 >  Capital Share Transactions

FAIF has 324 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows (000):

	Real Estate Securities Fund			International Fund			Small Cap Growth Opportunities Fund
	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04
Class A:
Shares issued	136	2,268	2,885	116	900	1,986	41	805	3,228
Shares issued in lieu of cash distributions	—	504	192	0	23	20	—	553	25
Shares redeemed	(136)	(1,219)	(640)	(73)	(1,335)	(1,969)	(163)	(2,445)	(2,342)
Total Class A transactions	—	1,553	2,437	43	(412)	37	(122)	(1,087)	911
Class B:
Shares issued	3	57	64	13	56	64	1	28	251
Shares issued in lieu of cash distributions	—	19	14	0	—	1	—	57	2
Shares redeemed	(12)	(98)	(63)	(18)	(235)	(234)	(7)	(130)	(121)
Total Class B transactions	(9)	(22)	15	(5)	(179)	(169)	(6)	(45)	132
Class C:
Shares issued	3	75	104	2	70	87	1	23	191
Shares issued in lieu of cash distributions	—	20	14	0	—	1	—	27	—
Shares redeemed	(12)	(96)	(91)	(23)	(269)	(422)	(4)	(132)	(43)
Total Class C transactions	(9)	(1)	27	(21)	(199)	(334)	(3)	(82)	148
Class R:
Shares issued	1	3	75	0	35	135	—	1	39
Shares issued in lieu of cash distributions	—	—	8	0	—	4	—	—	1
Shares redeemed	—	(1)	(241)	(13)	(22)	(1,090)	—	(1)	(208)
Total Class R transactions	1	2	(158)	(13)	13	(951)	—	—	(168)
Class Y:
Shares issued	283	6,209	13,274	2,883	28,181	31,294	143	1,632	4,004
Shares issued in lieu of cash distributions	—	1,073	499	0	542	526	—	839	79
Shares redeemed	(811)	(5,485)	(3,750)	(1,081)	(16,895)	(29,700)	(190)	(3,522)	(10,975)
Total Class Y transactions	(528)	1,797	10,023	1,802	11,828	2,120	(47)	(1,051)	(6,892)
Net increase (decrease) in capital shares	(545)	3,329	12,344	1,806	11,051	703	(178)	(2,265)	(5,869)

FIRST AMERICAN FUNDS Annual Report 2005

Notes to Financial Statements  October 31, 2005

	Small Cap Select Fund			Small Cap Value Fund			Small-Mid Cap Core Fund
	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04
Class A:
Shares issued	151	1,586	2,909	34	526	1,192	97	653	2,255
Shares issued in lieu of cash distributions	—	1,274	352	—	432	100	—	—	—
Shares redeemed	(109)	(2,207)	(2,193)	(57)	(656)	(997)	(85)	(1,583)	(2,520)
Total Class A transactions	42	653	1,068	(23)	302	295	12	(930)	(265)
Class B:
Shares issued	2	118	146	2	57	77	3	64	123
Shares issued in lieu of cash distributions	—	206	65	—	104	34	—	—	—
Shares redeemed	(15)	(221)	(174)	(13)	(185)	(413)	(40)	(655)	(616)
Total Class B transactions	(13)	103	37	(11)	(24)	(302)	(37)	(591)	(493)
Class C:
Shares issued	12	229	251	2	60	77	7	52	119
Shares issued in lieu of cash distributions	—	192	56	—	50	13	—	—	—
Shares redeemed	(47)	(364)	(197)	(8)	(93)	(120)	(17)	(329)	(308)
Total Class C transactions	(35)	57	110	(6)	17	(30)	(10)	(277)	(189)
Class R:
Shares issued	8	22	208	—	—	72	—	—	138
Shares issued in lieu of cash distributions	—	1	55	—	—	3	—	—	—
Shares redeemed	(6)	(4)	(1,065)	—	—	(170)	—	—	(697)
Total Class R transactions	2	19	(802)	—	—	(95)	—	—	(559)
Class Y:
Shares issued	233	6,525	8,030	175	3,781	3,675	140	2,087	3,912
Shares issued in lieu of cash distributions	—	6,437	3,768	—	3,016	1,045	—	—	—
Shares redeemed	(934)	(16,385)	(33,562)	(509)	(7,079)	(12,846)	(264)	(3,915)	(6,414)
Total Class Y transactions	(701)	(3,423)	(21,764)	(334)	(282)	(8,126)	(124)	(1,828)	(2,502)
Net increase (decrease) in capital shares	(705)	(2,591)	(21,351)	(374)	13	(8,258)	(159)	(3,626)	(4,008)

	Mid Cap Growth Opportunities Fund			Mid Cap Value Fund			Large Cap Growth Opportunities Fund
	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04
Class A:
Shares issued	176	3,556	778	186	1,266	682	34	565	1,608
Shares issued in lieu of cash distributions	—	683	135	—	7	4	—	8	2
Shares redeemed	(106)	(1,128)	(959)	(37)	(510)	(282)	(89)	(1,246)	(1,201)
Total Class A transactions	70	3,111	(46)	149	763	404	(55)	(673)	409
Class B:
Shares issued	3	90	65	4	91	57	2	45	89
Shares issued in lieu of cash distributions	—	49	9	—	—	—	—	1	—
Shares redeemed	(4)	(58)	(51)	(28)	(179)	(188)	(22)	(356)	(735)
Total Class B transactions	(1)	81	23	(24)	(88)	(131)	(20)	(310)	(646)
Class C:
Shares issued	11	182	48	19	179	64	2	45	57
Shares issued in lieu of cash distributions	—	54	11	—	—	—	—	—	—
Shares redeemed	(44)	(142)	(110)	(7)	(44)	(76)	(14)	(160)	(216)
Total Class C transactions	(33)	94	(51)	12	135	(12)	(12)	(115)	(159)
Class R:
Shares issued	4	145	27	18	15	41	1	10	72
Shares issued in lieu of cash distributions	—	—	8	—	—	—	—	—	—
Shares redeemed	(2)	(12)	(341)	—	—	(100)	—	—	(767)
Total Class R transactions	2	133	(306)	18	15	(59)	1	10	(695)
Class Y:
Shares issued	228	5,339	3,700	271	6,771	5,379	501	6,018	12,178
Shares issued in lieu of cash distributions	—	3,346	810	—	99	77	—	59	29
Shares redeemed	(489)	(8,873)	(8,163)	(357)	(3,514)	(4,252)	(350)	(22,930)	(11,718)
Total Class Y transactions	(261)	(188)	(3,653)	(86)	3,356	1,204	151	(16,853)	489
Net increase (decrease) in capital shares	(223)	3,231	(4,033)	69	4,181	1,406	65	(17,941)	(602)

FIRST AMERICAN FUNDS Annual Report 2005

	Large Cap Select Fund			Large Cap Value Fund			Balanced Fund
	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04
Class A:
Shares issued	35	334	78	53	935	2,249	120	1,220	3,334
Shares issued in lieu of cash distributions	—	1	—	—	54	53	—	145	148
Shares redeemed	(4)	(26)	(40)	(71)	(1,521)	(1,580)	(146)	(3,146)	(2,038)
Total Class A transactions	31	309	38	(18)	(532)	722	(26)	(1,781)	1,444
Class B:
Shares issued	1	25	17	1	38	55	4	100	159
Shares issued in lieu of cash distributions	—	—	—	—	3	6	—	13	22
Shares redeemed	—	(7)	(5)	(36)	(577)	(876)	(89)	(1,091)	(892)
Total Class B transactions	1	18	12	(35)	(536)	(815)	(85)	(978)	(711)
Class C:
Shares issued	—	10	4	3	36	49	3	79	85
Shares issued in lieu of cash distributions	—	—	—	—	1	2	—	4	4
Shares redeemed	—	(2)	(1)	(12)	(121)	(139)	(62)	(181)	(256)
Total Class C transactions	—	8	3	(9)	(84)	(88)	(59)	(98)	(167)
Class R:
Shares issued	—	—	—	—	—	160	—	—	345
Shares issued in lieu of cash distributions	—	—	—	—	—	7	—	—	23
Shares redeemed	—	—	—	—	—	(1,761)	—	—	(2,881)
Total Class R transactions	—	—	—	—	—	(1,594)	—	—	(2,513)
Class Y:
Shares issued	1,217	16,640	13,492	230	4,666	12,949	248	3,524	6,123
Shares issued in lieu of cash distributions	—	358	191	5	335	471	—	382	529
Shares redeemed	(160)	(17,545)	(1,430)	(502)	(26,155)	(12,532)	(650)	(8,890)	(16,991)
Total Class Y transactions	1,057	(547)	12,253	(267)	(21,154)	888	(402)	(4,984)	(10,339)
Net increase (decrease) in capital shares	1,089	(212)	12,306	(329)	(22,306)	(887)	(572)	(7,841)	(12,286)

	Equity Income Fund
	One-Month Period Ended 10/31/05	Year Ended 9/30/05	Year Ended 9/30/04
Class A:
Shares issued	64	1,568	4,209
Shares issued in lieu of cash distributions	6	222	200
Shares redeemed	(226)	(3494)	(2,448)
Total Class A transactions	(156)	(1,704)	1,961
Class B:
Shares issued	5	144	396
Shares issued in lieu of cash distributions	—	17	17
Shares redeemed	(27)	(473)	(459)
Total Class B transactions	(22)	(312)	(46)
Class C:
Shares issued	8	92	221
Shares issued in lieu of cash distributions	—	14	14
Shares redeemed	(50)	(457)	(401)
Total Class C transactions	(42)	(351)	(166)
Class R:
Shares issued	1	32	185
Shares issued in lieu of cash distributions	—	—	15
Shares redeemed	—	(2)	(1,685)
Total Class R transactions	1	30	(1,485)
Class Y:
Shares issued	333	12,906	23,673
Shares issued in lieu of cash distributions	17	681	718
Shares redeemed	(1,701)	(36,568)	(25,006)
Total Class Y transactions	(1,351)	(22,981)	(615)
Net decrease in capital shares	(1,570)	(25,318)	(351)

FIRST AMERICAN FUNDS Annual Report 2005

Notes to Financial Statements  October 31, 2005

5 >  Investment Security Transactions

During the fiscal period ended October 31, 2005, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Real Estate Securities Fund	$—	$—	$69,760	$87,402
International Fund	—	—	2,040	24,013
Small Cap Growth Opportunities Fund	—	—	43,720	44,558
Small Cap Select Fund	—	—	112,657	147,702
Small Cap Value Fund	—	—	59,515	62,211
Small-Mid Cap Core Fund	—	—	54,859	55,469
Mid Cap Growth Opportunities Fund	—	—	146,773	146,914
Mid Cap Value Fund	—	—	67,291	66,636
Large Cap Growth Opportunities Fund	—	—	66,130	60,229
Large Cap Select Fund	—	—	33,998	27,006
Large Cap Value Fund	—	—	15,228	33,439
Balanced Fund	23,288	26,073	22,766	26,140
Equity Income Fund	—	—	—	12,953

During the fiscal year ended September 30, 2005, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

	U.S. Government Securities		Other Investment Securities
Fund	Purchases	Sales	Purchases	Sales
Real Estate Securities Fund	$—	$—	$732,503	$704,152
International Fund	—	—	1,143,587	1,006,657
Small Cap Growth Opportunities Fund	—	—	580,171	666,069
Small Cap Select Fund	—	—	1,021,695	1,211,070
Small Cap Value Fund	—	—	307,452	375,516
Small-Mid Cap Core Fund	—	—	162,372	192,244
Mid Cap Growth Opportunities Fund	—	—	1,513,684	1,581,597
Mid Cap Value Fund	—	—	673,901	572,614
Large Cap Growth Opportunities Fund	—	—	1,167,380	1,652,947
Large Cap Select Fund	—	—	506,853	497,038
Large Cap Value Fund	—	—	629,829	1,043,816
Balanced Fund	209,598	203,768	401,629	461,813
Equity Income Fund	—	—	425,021	788,092

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities (including cost of securities purchased with proceeds from securities lending) for federal tax purposes at October 31, 2005, were as follows (000):

Fund	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net	Federal Income Tax Cost
Real Estate Securities Fund	$104,042	$(8,168)	$95,874	$857,271
International Fund	188,122	(753)	187,369	1,681,856
Small Cap Growth Opportunities Fund	21,566	(21,106)	460	395,569
Small Cap Select Fund	109,963	(32,820)	77,143	1,003,599
Small Cap Value Fund	70,221	(12,462)	57,759	447,942
Small-Mid Cap Core Fund	1,468	(4,080)	(2,612)	88,342
Mid Cap Growth Opportunities Fund	284,271	(30,281)	253,990	1,926,311
Mid Cap Value Fund	93,104	(10,589)	82,515	802,877
Large Cap Growth Opportunities Fund	120,898	(19,607)	101,291	1,155,039
Large Cap Select Fund	24,758	(7,435)	17,323	434,663
Large Cap Value Fund	134,722	(21,946)	112,776	1,009,658
Balanced Fund	34,805	(6,348)	28,457	485,655
Equity Income Fund	305,910	(17,049)	288,861	1,437,270

FIRST AMERICAN FUNDS Annual Report 2005

The difference between cost for financial statement purposes and federal tax purposes is primarily due to losses deferred from wash sales, investments in limited partnerships and REITs, the amount of gain (loss) recognized for tax purposes due to mark to market adjustments on open futures contracts and the mark to market of certain PFICs for tax purposes.

6 >  Concentration of Risks

Portfolios that primarily invest in a particular sector may experience greater volatility than portfolios investing in a broad range of industry sectors. Real Estate Securities Fund primarily invests in income-producing common stocks of publicly traded companies engaged in the real estate industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to in the future. As of October 31, 2005, Large Cap Growth Opportunities Fund and Small Cap Growth Opportunities Fund each had a significant portion of their assets invested in the information technology sector, which could be more sensitive to short product cycles and aggressive pricing than the technology industry as a whole. As of the same date, Small Cap Value Fund, Large Cap Value Fund, and Mid Cap Value Fund had significant portions of their assets invested in the financials sector. The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition and consumer confidence and spending.

7 >  Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds' maximum exposure under these arrangements is unknown. However, the funds have not had prior claims of losses pursuant to these contracts and expect the risk of loss to be remote.

8 >  Replacement of Investment Sub-Advisor

On September 16, 2004, the funds' board of directors approved the appointment of J.P. Morgan to replace Clay Finley, Inc. as the investment sub-advisor to International Fund. At a special meeting of International Fund's shareholders held on December 8, 2004, shareholders aproved the appointment of J.P. Morgan.

9 >  Additional Information Related to Small Cap Growth Opportunities Fund

As a result of an internal review, USBAM uncovered an action involving potentially improper trading of a portfolio security held in the First American Small Cap Growth Opportunities Fund. USBAM engaged an outside law firm to conduct a review of those trades, and, as a result of this review, the law firm concluded that no USBAM employee violated the applicable securities laws. USBAM has reported this to the Fund's board to directors and to the Securities and Exchange Commission (SEC). The SEC is investigating the matter, and USBAM is cooperating fully with the investigation.

10 >  Other

In March 2005, the U.S. Bancorp Pension Plan redeemed $302,966,587, $395,010,013, $200,889,108 and $132,582,404 from the First American Large Cap Value Fund, Large Cap Growth Opportunities Fund, Large Cap Select Fund and Equity Income Fund, respectively, as redemption-in-kind transactions. In these transactions, each fund paid redemption proceeds to U.S. Bancorp Pension Plan by distributing a proportionate amount of securities in the fund's portfolio to the Plan. Remaining shareholders in the funds did not recognize any additional capital gains from the transactions.

11 >  Investment Strategy Changes and Name Change for Technology Fund

On September 26, 2005, Technology Fund's shareholders approved a change to the fundamental investment policies of the Technology Fund. This change took effect on October 3, 2005, along with a number of other investment strategy changes and a change in the fund's name to Small-Mid Cap Core Fund.

FIRST AMERICAN FUNDS Annual Report 2005

NOTICE TO SHAREHOLDERS October 31, 2005 (unaudited)

TAX INFORMATION

The information set forth below is for each fund's fiscal period as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of the fund's fiscal periods ending September 30, 2004, September 30, 2005 and October 31, 2005. Accordingly, the information needed by shareholders for income tax purposes will be sent in early 2006 on Form 1099-DIV. Please consult your tax advisor for proper treatment of this information.

For the fiscal period ended October 31, 2005, each fund has designated long-term capital gains, ordinary income, dividends qualifying for the corporate received deduction, and qualified dividend income with regard to distributions paid during the period as follows:

	Long Term Capital Gains Distributions (Tax Basis)(a)	Ordinary Income Distributions (Tax Basis)(a)	Total Distributions (Tax Basis)	Corporate Dividends Received Deduction(b)	Qualified Dividend Income (000)	Qualified Dividend Income(b)(c)
International Fund (d)	—%	—%	—%	—%	$—	—%
Large Cap Value Fund	0	100	100	100	723	97
Equity Income Fund	0	100	100	100	2,053	100

(a) Based on a percentage of the fund's total distributions.

(b) Based on a percentage of ordinary income distributions of the fund.

(c) For the fiscal period ended October 31, 2005 certain dividends paid by the funds may be subject to a maximum tax rate of 15%, as provided by the Internal Revenue Code 1(h). The funds intend to designate the maximum amounts as taxed at a maximum rate of 15%. Complete information was computed and reported in conjunction with your 2004 Form 1099-Div. As of October 31, 2005, for the calendar year to date, qualified dividend income as a percentage of ordinary income distributions for each fund was as follows: Real Estate Securities, International, Small Cap Growth Opportunities, Small Cap Select, Small Cap Value, Small-Mid Cap Core, Mid Cap Growth Opportunities, Mid Cap Value, Large Cap Growth Opportunities, Large Cap Select, Large Cap Value, Balanced and Equity Income Funds were 0%, 0%, 0%, 0%, 0%, 0%, 0%, 100%, 0%, 100%, 59% and 100%, respectively.

(d) The International Fund has elected to pass through to shareholders foreign taxes under Section 853 of the Internal Revenue Code. Foreign taxes paid and foreign source income for the fund were $243,736 and $2,845,421, respectively.

FIRST AMERICAN FUNDS Annual Report 2005

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2005, is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commision's website at http://www.sec.gov.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds' Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commision's website at http://www.sec.gov. In addition, you may review and copy the funds' Forms N-Q at the Commission's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make complete portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 days of the calendar quarter end.

FIRST AMERICAN FUNDS Annual Report 2005

NOTICE TO SHAREHOLDERS  October 31, 2005 (unaudited)

Directors and Officers of the Funds

Independent Directors

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director †
Benjamin R. Field III P.O. Box 1329 Minneapolis, MN 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF, since September 2003.	Retired; Senior Financial Advisor, Bemis Company, Inc. from May 2002 through June 2004; Senior Vice President, Chief Financial Officer & Treasurer, Bemis, through April 2002.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios.	None

Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since October 1997.	Retired; Vice President, Cargo – United Airlines, from July 2001 through July 2004; Vice President, North America – Mountain Region, United Airlines, prior to July 2001.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios.	None

Victoria J. Herget P.O. Box 1329 Minneapolis, MN 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since September 2003.	Investment consultant and non-profit board member since 2001; Managing Director of Zurich Scudder Investments through 2001.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios.	None

Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since November 1993.	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; former Chief Executive Officer, Creative Promotions International, LLC, a promotional award programs and products company, through October 2003; Advisory Board member, Designer Doors, manufacturer of designer doors, through 2002.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios.	None

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since August 2001.	Retired; Director, President and Chief Executive Officer, Weirton Steel through 2001.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios.	Cleveland-Cliffs Inc (a producer of iron ore pellets)

Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since September 1984.	Attorney At Law, Owner and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman and Chief Executive Officer, Community Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning and public relations organization; Owner, Chairman and Chief Executive Officer, Excensus(TM) LLC, a strategic demographic planning and application development firm, since 2001.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios.	None

FIRST AMERICAN FUNDS Annual Report 2005

Independent Directors — continued

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director †
Virginia L. Stringer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair Term three years. Directors Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FAIF's Board since September 1997; Director of FAIF since June 1991.	Owner and President, Strategic Management Resources, Inc., a management consulting firm; Executive Consultant to State Farm Insurance Company through 2003.	First American Funds Complex: eleven registered investment companies, including fifty-five portfolios.	None

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAIF since August 2001.	Owner and President, Jim Wade Homes, a homebuilding company, since 1999.	First American Funds Complex; eleven registered investment companies, including fifty-five portfolios.	None

†  Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

FIRST AMERICAN FUNDS Annual Report 2005

NOTICE TO SHAREHOLDERS  October 31, 2005 (unaudited)

Officers

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Thomas S. Schreier, Jr. U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1962)*	President	Re-elected by the Board annually; President of FAIF since February 2001.	Chief Executive Officer of U.S. Bancorp Asset Management, Inc., since May 2001; prior thereto, Chief Executive Officer of First American Asset Management from December 2000 to May 2001 and of Firstar Investment & Research Management Company ("FIRMCO") from February 2001 to May 2001; prior to that, Senior Managing Director and Head of Equity Research of U.S. Bancorp Piper Jaffray.

Mark S. Jordahl U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960)*	Vice President – Investments	Re-elected by the Board annually; Vice President – Investments of FAIF since September 2001.	Chief Investment Officer of U.S. Bancorp Asset Management, Inc., since September 2001; prior thereto, President and Chief Investment Officer, ING Investment Management–Americas from September 2000 to June 2001; prior to that, Senior Vice President and Chief Investment Officer, ReliaStar Financial Corp.

Jeffery M. Wilson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1956)*	Vice President – Administration	Re-elected by the Board annually; Vice President – Administration of FAIF since March 2000.	Senior Vice President of U.S. Bancorp Asset Management, Inc., since May 2001; prior thereto, Senior Vice President of First American Asset Management.

Charles D. Gariboldi, Jr. U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Treasurer	Re-elected by the Board annually; Treasurer of FAIF since October 2004.	Mutual Fund Treasurer, U.S. Bancorp Asset Management, Inc., since October 2004; prior thereto, Vice President of Investment Accounting and Fund Treasurer for Thrivent Financial for Lutherans.

Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965) *	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAIF since September 2005.	Assistant Treasurer, U.S. Bancorp Asset Management, Inc., since September 2005; prior thereto, Director, Senior Project Manager, U.S. Bancorp Asset Management, Inc., from May 2003 to September 2005; prior to that, Vice President, Director of Operations, Paladin Investment Associates, LLC.

David H. Lui U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAIF since February 2005.	Chief Compliance Officer for First American Funds and U.S. Bancorp Asset Management, Inc., since February 2005; prior thereto, Chief Compliance Officer, Franklin Advisors, Inc. and Chief Compliance Counsel, Franklin Templeton Investments from March 2004 to February 2005; prior to that, Vice President, Charles Schwab & Co., Inc.

Kathleen L. Prudhomme U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1953)*	Secretary	Re-elected by the Board annually; Secretary of FAIF since December 2004; prior thereto, Assistant Secretary of FAIF since September 1998.	Deputy General Counsel, U.S. Bancorp Asset Management, Inc., since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

James D. Alt 50 South Sixth Street Suite 1500 Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since December 2004; prior thereto, Secretary of FAIF since June 2002; Assistant Secretary of FAIF from September 1998 through June 2002.	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm.

Brett L. Agnew U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1971)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since December 2004.	Attorney for U.S. Bancorp Asset Management, Inc., since August 2004; prior thereto, Senior Counsel, Thrivent Financial for Lutherans from May 2001 to August 2004; prior to that, Consultant, Principal Financial Group.

FIRST AMERICAN FUNDS Annual Report 2005

Officers — continued

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
James R. Arnold 615 E. Michigan Street Milwaukee, WI 53202 (1957)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since June 2003.	Vice President, U.S. Bancorp Fund Services, LLC, since March 2002; prior thereto, Senior Administration Services Manager, UMB Fund Services, Inc.

Douglas G. Hess 615 E. Michigan Street Milwaukee, WI 53202 (1967)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAIF since September 2001.	Vice President, U.S. Bancorp Fund Services, LLC.

*  Messrs. Schreier, Jordahl, Wilson, Gariboldi, Lui and Agnew, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment adviser and administrator for FAIF. Messrs. Hess and Arnold are officers of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and serves as Transfer Agent for FAIF.

FIRST AMERICAN FUNDS Annual Report 2005

(This page has been left blank intentionally.)

Board of Directors  First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.

Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.

Retired; former Senior Vice President, Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.

Retired; former Vice President of Cargo-United Airlines

Victoria Herget

Director of First American Investment Funds, Inc.

Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski

Director of First American Investment Funds, Inc.

Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.

Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss

Director of First American Investment Funds, Inc.

Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.

Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

FIRST AMERICAN FUNDS®

Direct fund correspondence to:

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers only through the period ended October 31, 2005. The portfolio managers’ views are subject to change at any time based upon market or other conditions.

This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

ADMINISTRATOR

U.S. Bancorp Asset Management, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

CUSTODIAN

U.S. Bank National Association

60 Livingston Avenue

St. Paul, Minnesota 55107

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street

Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

220 South Sixth Street

Suite 1400

Minneapolis, Minnesota 55402

COUNSEL

Dorsey & Whitney LLP

50 South Sixth Street

Suite 1500

Minneapolis, Minnesota 55402

First American Funds

P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0393-05	12/2005	AR-EQUITY

Item 2—Code of Ethics

(a) The registrant has adopted a code of ethics that applies to its Principal Executive Officer and Principal Financial Officer.

(b) During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s Principal Executive Officer and Principal Financial Officer and that relate to any element of the code of ethics definition enumerated in this Item.

(c) During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provisions of its code of ethics.

(d) The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.

Item 3—Audit Committee Financial Expert

The registrant’s Board of Directors has determined that Leonard W. Kedrowski, Benjamin R. Field III, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.

Item 4—Principal Accountant Fees and Services

(a) Audit Fees - Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $74,027 in the fiscal period ended October 31, 2005, $608,819 in the fiscal year ended September 30, 2005, and $391,795 in the fiscal year ended September 30, 2004, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b) Audit-Related Fees – E&Y billed the registrant audit-related fees totaling $184 in the fiscal period ended October 31, 2005, $13,759 in the fiscal year ended September 30, 2005, and $36,134 in the fiscal year ended September 30, 2004, including fees associated with the semi-annual review of fund disclosures.

(c) Tax Fees - E&Y billed the registrant fees of $10,628 in the fiscal period ended October 31, 2005, $105,382 in the fiscal year ended September 30, 2005, and $115,034 in the fiscal year ended September 30, 2004 for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d) All Other Fees - There were no fees billed by E&Y for other services to the registrant during the fiscal period ended October 31, 2005, the fiscal year ended September 30, 2005, and the fiscal year ended September 30, 2004.

(e)(1) The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:

• Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

• Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

• Meet quarterly with the partner of the independent audit firm

• Consider approving categories of service that are not deemed to impair independence for a one-year period

It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually, the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:

• Annual Fund financial statement audits

• Seed audits (related to new product filings, as required)

• SEC and regulatory filings and consents

Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

• Accounting consultations

• Fund merger support services

• Other accounting related matters

• Agreed Upon Procedure Reports

• Attestation Reports

• Other Internal Control Reports

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.

• Tax compliance services related to the filing or amendment of the following:

• Federal, state and local income tax compliance, and

• Sales and use tax compliance

• Timely RIC qualification reviews

• Tax distribution analysis and planning

• Tax authority examination services

• Tax appeals support services

• Accounting methods studies

• Fund merger support services

• Tax consulting services and related projects

Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:

• Management functions

• Accounting and bookkeeping services

• Internal audit services

• Financial information systems design and implementation

• Valuation services supporting the financial statements

• Actuarial services supporting the financial statements

• Executive recruitment

• Expert services (e.g., litigation support)

• Investment banking

Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to U.S. Bancorp Asset Management, Inc., U.S. Bank N.A., Quasar Distributors, U.S. Bancorp Fund Services, LLC and any other entity under common control with U.S. Bancorp Asset Management, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to U.S. Bancorp Asset Management, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2) All of the services described in paragraphs (b) through (d) of this Item 4 that were provided to the registrant on or after May 6, 2003, the effective date of SEC rules relating to the pre-approval of non-audit services, were pre-approved by the audit committee.

(f) All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year-end were performed by the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $10,812 in the fiscal period ended October 31, 2005, $144,841 in the fiscal year ended September 30, 2005, and $181,918 in the fiscal year ended September 30, 2004, including services provided prior to May 6, 2003, the effective date of SEC rules relating to the pre-approval of non-audit services.

(h) The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved and that were rendered on or after May 6, 2003 (the effective date of SEC rules relating to the pre-approval of non-audit services), is compatible with maintaining E&Y’s independence.

Item 5—Audit Committee of Listed Registrants

Not applicable.

Item 6—Schedule of Investments

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8—Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10—Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.

Item 11—Controls and Procedures

(a)          The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12—Exhibits

(a)(1)  Not applicable.  Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)  Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)  Not applicable.

(b) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 6, 2006

By:
/s/ Charles D. Gariboldi
Charles D. Gariboldi
Treasurer

Date: January 6, 2006